New York Life Insurance and Annuity Corporation
CorpExec VUL II-V
Corporate Executive Series Variable Universal Life
Prospectus—May 1, 2026
A flexible premium corporate sponsored variable universal life insurance policy offered to individuals under New York Life Insurance and Annuity Corporation ("NYLIAC")
Corporate Sponsored Variable Universal Life Separate Account-I
Please use the following address to send policy premium payments and service Requests to us:
Service Office:
New York Life Insurance and Annuity Corporation
NYLIFE Distributors, LLC
Attention: New York Life Institutional Life
6130 Sprint Parkway, Suite 400
Overland Park, KS 66211
Telephone: (888) 695-4748
Fax: (913) 906-4129
E-mail: NYLAMN_Service@newyorklife.com
This prospectus describes the four-policy series of the NYLIAC Corporate Executive Series Variable Universal Life Insurance Policies: CorpExec VUL II, CorpExec VUL III, CorpExec VUL IV, and CorpExec VUL V (the “Policy”). New Policies under this four-policy series are no longer offered for sale. Unless otherwise indicated, all information in this Prospectus pertains to all Policies. In this prospectus, the words, “we,” “our,” or “us” refer to NYLIAC and the words “you” or “your” refer to the policyowner. The prospectus contains all material variations to the statements about the Polices, including all material state variations to the Policies.
The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Policies have risks including risk of loss of the amount invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.
This life insurance Policy is not considered an offering in any jurisdiction where such an offering may not be lawfully made. We do not authorize any information or representations regarding the offering described in this Prospectus and the Statement of Additional Information (“SAI”) other than as contained in these materials or any attached supplements to them or in any supplemental sales material we authorize.
The Policies are very complex investment and life insurance products. This Prospectus is designed to provide policyowners with information about the Policy. NYLIAC encourages policyowners to carefully evaluate and understand the Policy and its potential benefits and risks. Additional information about certain investment products, including variable life insurance, has been prepared by the SEC and is available at www.investor.gov.
The purpose of this Policy is to provide a Life Insurance Benefit to the beneficiary named by the policyowner.
The Policy may decrease in value, even to the point of having no value, because of both the charges imposed and poor investment performance. The entire amount invested in the Policy could be lost.

i

ii

Definitions

1933 Act: The Securities Act of 1933, as amended.
1940 Act: The Investment Company Act of 1940, as amended.
AAR: Automatic Asset Reallocation.
Accumulation Unit: An accounting unit we use to calculate the value in the Investment Divisions. We use Net Premiums and transfers allocated to the Investment Divisions to purchase Accumulation Units in those Investment Divisions.
Accumulation Value: The sum of the dollar value of the Accumulation Units in all of the Investment Divisions.
Allocation Alternatives: The Investment Divisions of the Separate Account and the Fixed Account. Generally, policyowners may invest their Net Premiums in a total of 20 Allocation Alternatives at any one time but certain Policies may invest in 35 Allocation Alternatives.
Alternative Cash Surrender Value (“ACSV”): The Cash Value of the Policy plus the value of the DPL Account.
Attained Age: The Insured's issue age, plus the number of Policy Years completed since the Policy Date.
Business Day: Any day on which the NYSE is open for regular trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier. (Each Business Day is Valuation Day.)
Cash Surrender Value: The Cash Value less Policy Debt.
Cash Value: The sum of (a) the Accumulation Value, (b) the value in the Fixed Account, and (c) the value in the Loan Account.
Cash Value Accumulation Test (“CVAT”): An IRS test to determine whether a policy can be considered life insurance. See “Policy Payment Information—Life Insurance Benefit Options” for more information.
Cost of Insurance: A monthly charge that is deducted from your Policy’s Cash Value on the Monthly Deduction Day for the costs of providing a Life Insurance Benefit.
Cumulative Premium Amount: An amount representing the sum of the total Planned and Unplanned Premium payments made under the Policy less the total partial withdrawals and partial withdrawal fees taken under the Policy. Reductions due to partial withdrawals will never cause this amount to be less than zero. This amount is used to calculate Life Insurance Benefit Option 3.
DPL Account: The Deferred Premium Load Account, an account representing a portion of the cumulative sales expense charge and State and Federal Premium Tax charges collected.
Effective Annual Loan Interest Rate: The rate that is payable in arrears on the Policy Anniversary, as stated on the Policy Data Pages, for any loans taken under the Policy.
Eligible Portfolios (“Portfolios”):The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions. See “Appendix—Eligible Portfolios Available Under the Policy” for a listing and information about the Eligible Portfolios.
Face Amount: The dollar amount of life insurance under the Policy as selected by the policyowner. It may be changed by the policyowner. It equals the initial Face Amount shown on the Policy Data Pages, plus or minus any changes made to the initial Face Amount. See “Policy Payment Information—Changing the Face Amount of Your Policy” for more information about the Face Amount.
FDIC: Federal Deposit Insurance Corporation.
FINRA: The Financial Industry Regulatory Authority, Inc.
Fixed Account: The Allocation Alternative that accrues interest at fixed rates on a daily basis, subject to a minimum guarantee, which is credited on each Monthly Deduction Day. This rate can change, subject to the Guaranteed Minimum Interest Rate. Assets in the Fixed Account are part of NYLIAC’s General Account.

Flat Extra: An additional charge that may be assessed and added to the Cost of Insurance charge to cover an additional risk on the Insured, based on our assumption of mortality risk attributable to hazards or hazardous activities whose risks are assessed to be largely independent of age. If applicable, the amount and duration of any Flat Extra will be displayed on the Policy Data Pages.
Fund: An open-end management investment company that is registered with the SEC under the 1940 Act.
General Account: An account representing all of NYLIAC’s assets, liabilities, capital and surplus, income, gains, or losses that are not included in the Separate Account or any other separate account. These assets are subject to the claims of our general creditors. We allocate to this account any Net Premium payments you make during the free look period.
Good Order:A Notice, Request, or Policy transaction is in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. We may delay our response to a Notice, Request, or Policy transaction if it is not in Good Order. Good Order generally means our actual receipt of instructions relating to the Notice, Request, or Policy transaction at our Service Office (or, if permitted, by telephone or electronically to NYLAMN_Service@newyorklife.com), along with all forms and other information or documentation necessary to complete the Policy transaction. We may determine whether any particular Notice, Request, or Policy transaction is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a Notice, Request, or Policy transaction.
Guaranteed Minimum Interest Rate (“GMIR”): The guaranteed minimum interest crediting rate for the Fixed Account, as shown on the Policy Data Pages.
Guideline Premium Test (“GPT”): An IRS test to determine whether a policy can be considered life insurance. See “Policy Payment Information—Life Insurance Benefit Options” for more information.
Insured: The person whose life the Policy covers, as named in the application and stated on the Policy Data Pages.
Investment Division: A subaccount of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.
IRC: Internal Revenue Code of 1986, as amended.
IRS: The Internal Revenue Service.
Issue Date: The date we issue the Policy, as specified on the Policy Data Pages.
Late Period: A period of 62 days after the Monthly Deduction Day when the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month.
Life Insurance Benefit: The benefit calculated under the Life Insurance Benefit Option you have chosen.
Life Insurance Proceeds: The amount we will pay to the beneficiary when we receive due proof in Good Order that the Insured died while the Policy is in effect. The Life Insurance Proceeds are equal to (1 + 2) – (3 + 4) where: (1) is the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen, valued as of the date of death; (2) is any additional death benefits available under any available riders, if elected; (3) is any Policy Debt; and (4) is any unpaid Monthly Deduction Charges.
Loan Account: The account that holds a portion of Cash Value for the purpose of securing any Policy Debt. It is part of NYLIAC’s General Account.
Loan Value: The amount of Cash Value available to borrow using your Policy as sole security. Unless otherwise provided in your Policy, the loan value on any given date may equal up to 90% of the Cash Value less any Policy Debt as of that date.
LTR: Level Term Rider.
MEC: A modified endowment contract, which is a type of life insurance contract defined in Section 7702A of the Internal Revenue Code. For a description of MECs and the tax consequences of MEC status, please see “Federal Income Tax Considerations—Modified Endowment Contract Status” below.

Monthly Contract Charge: A monthly charge that is deducted from your Policy’s Cash Value on the Monthly Deduction Day for the costs of providing certain administrative services, including Premium collection, record-keeping, processing claims, and communicating with policyowners, as specified on the Policy Data Pages.
Monthly Deduction Charges: The Monthly Deduction Charges consist of the Cost of Insurance charge, additional Flat Extras, Mortality and Expense Risk Charge (under CorpExec VUL III/IV/V), Monthly Contract Charge, and any applicable monthly rider charges deducted from your Policy’s Cash Value.
Monthly Deduction Day (CorpExec VUL II): The date of each month, specified on the Policy Data Pages, as of which we deduct the Monthly Contract Charge, the Cost of Insurance charge, and a rider charge for the cost of any additional riders from the Cash Value. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. However, if we have not received your initial Premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the date we receive the initial Premium payment.
Monthly Deduction Day (CorpExec VUL III/IV/V): The date of each month, specified on the Policy Data Pages, as of which we deduct the Mortality and Expense Risk Charge, the Monthly Contract Charge, the Cost of Insurance charge, and, if applicable, a rider charge for the cost of any additional riders from the Cash Value. The first Monthly Deduction Day will be the first monthly anniversary of the Policy Date on or following the Issue Date. However, if we have not received your initial Premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the date we receive the initial Premium payment.
Mortality and Expense Risk Charge: A charge that is assessed to cover the risk that the group of lives we have insured under our policies will, on average, not live as long as we expect (mortality risk); and the risk that the cost of issuing and administering the policies will be greater than we have estimated (expense risk).
Net Amount at Risk: The Net Amount of Risk is the number of thousands of Life Insurance Benefit divided by 1.0032737 minus the number of thousands of Alternative Cash Surrender Value as of the Monthly Deduction Day (before the Cost of Insurance is deducted but only after the other Monthly Deduction Charges are deducted). See “Policy Payment Information—Life Insurance Benefit Options” for more information.
Net Premium: Premium you pay less the Sales Expense Charge and the State and Federal Premium Tax Charges.
Notice: A signed written notice in Good Order received at our Service Office which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
NYLIAC: New York Life Insurance and Annuity Corporation.
NYLIC: New York Life Insurance Company.
NYLIFE Distributors: NYLIFE Distributors, LLC.
NYLIFE Securities: NYLIFE Securities, LLC.
NYSE: The New York Stock Exchange.
Planned Premium: The initial Premium and the Premium amounts for Policy Years 2-10 as set forth in the Policy application and/or on Policy Data Page 2.
Policy or CorpExec VUL: The four-policy series of the NYLIAC Corporate Executive Series Variable Universal Life Insurance Policies: CorpExec VUL II, CorpExec VUL III, CorpExec VUL IV, and CorpExec VUL V.
Policy Anniversary: The anniversary of the Policy Date specified on the Policy Data Pages. A Policy Anniversary starts a new Policy Year.
Policy Data Pages: The Policy pages that provide information regarding your Policy, such as Face Amount, Premium payments, and Policy charges.
Policy Date: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as your Issue Date, unless you Request otherwise. Generally, you may not choose a Policy Date that is more than six months before your Policy’s Issue Date. You can find your Policy Date on the Policy Data Pages.

Policy Debt: The amount of outstanding loan(s) under your Policy, plus accrued interest.
Policy Month: The monthly period beginning on each Monthly Deduction Day and extending to, but not including, the next Monthly Deduction Day.
Policy Year: The year from a Policy Anniversary to, but not including, the next Policy Anniversary. The first Policy Year begins on the Policy Date, and each twelve-month period thereafter.
Premium: A Planned Premium or an Unplanned Premium.
Qualified Plan: An employee benefit plan that is intended to qualify for special federal income tax treatment under Section 401(a) of the IRC.
Qualified Policy: A variable universal life insurance policy owned by a Qualified Plan.
Request: A signed written request in Good Order received at our Service Office which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
Sales Standards: The criteria used to evaluate whether a recommended transaction, relating to your policy, complies with applicable standards of conduct.
SEC: The U.S. Securities and Exchange Commission.
Separate Account: NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest Net Premiums that are allocated to the Investment Divisions. The Separate Account is divided into subaccounts that correspond to the Investment Divisions.
Service Office: As shown on the front cover of this prospectus.
STR: Supplementary Term Rider.
Target Face Amount: The Face Amount of the Policy or, for policyowners who have elected to include a term rider, the Target Face Amount is the sum of the Face Amount plus the Term Insurance Benefit.
Target Premium: An amount used to determine the sales expense charge that is based on the Face Amount of the Policy or the Target Face Amount if a term rider is elected. Any change to the Policy which results in a change to the Face Amount will change the Target Premium.
Term Insurance Benefit: The dollar amount of life insurance under a term rider as determined at the time of issue. It equals the initial Term Face Amount shown on the Policy Data Pages, plus or minus any changes made to the initial Term Face Amount.
Unplanned Premium: Premium payments you make in addition to Planned Premium.

Important Information You Should Consider About the Policy

Fees and Expenses

Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.

Transaction Charges
We charge you a Sales Expense Charge, State Premium Tax Charge, and Federal
Premium Tax Charge on each Premium you pay up to Attained Age 100. The Sales
Expense Charges will differ according to the series of the Policies you own and the blend of base Policy and term rider life insurance coverage that you can obtain under the Supplementary Term Rider or the Level Term Rider. See “Charges Associated
with the Policy—Deductions from Premium Payments” for more information.
The Sales Expense Charges differ among the series of Polices covered by this
Prospectus. For information about the charges applicable to your Policy, you should consider the descriptions applicable to the series of Policy you own and the Policy
Data Pages for your Policy.
We may also charge you a Fund Transfer Charge on transfers among the investment options under your Policy and a Partial Withdrawal Processing Fee on partial withdrawals. Currently, we are not imposing these charges. See “Charges
Associated with the Policy—Separate Account Charges—Fund Transfer Charge” and
“—Partial Withdrawal Processing Fee.”
Finally, we reserve the right to charge a fee for returned payments, but we are not currently charging it.

Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses which we deduct monthly, including Cost of Insurance
Charges, Flat Extras charges (added to the cost of insurance charge to cover certain additional mortality risk) and term rider charges. These charges may vary based on the characteristics of the Insured (e.g., issue age, gender, underwriting class, Policy Year, and the Face Amount and Life Insurance Benefit Option of your
Policy). See “Charges Associated with the Policy—Deductions from Cash
Value—Cost of Insurance Charge” and “Description of the Policy—Additional
Benefits through Riders and Options” in the Prospectus.
We also charge a Mortality and Expense Risk Charge and a Monthly Contract
Charge. The Monthly Contract Charges and Mortality and Expense Risk
Charges differ among the series of the Policies. See “Charges Associated with the
Policy—Deductions from Cash Value” and “—Loan Charges." You should review the
Policy Data Pages of your Policy for rates and the specific fees applicable to your
Policy.
You will also bear expenses associated with the Eligible Portfolios available under your Policy, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from the assets of the Eligible Portfolios (before any fee waiver or expense reimbursement) during the year ended December 31,
2025. (See “Appendix—Eligible Portfolios Available Under the Policies” for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns).

	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.09%	2.475%

Risks

Risk of Loss	You can lose money by investing in the Policy. See “Summary of Principal Risks of Investment in the Policy—Investment Risk.”
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed to provide a life insurance benefit and to help meet other long-term financial objectives. Substantial fees, expenses, and tax consequences make variable life insurance inappropriate as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash
Value through partial withdrawals or loans. See ”Summary of Principal Risks of
Investment in the Policy—Not a Short-Term Investment,” “Loans,” and
“Surrenders—Partial Withdrawals—Amount Available for a Partial Surrender.”

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each
Allocation Alternative (including the Fixed Account) has its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
Accordingly, you should review the prospectuses of the Eligible Portfolios before making an investment decision. A discussion of the risks of allocating your Premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/
corpexec-ii-v. See also “Management and Organization—Funds and Eligible
Portfolios,” “—The Fixed Account,” and “—Interest Crediting.”

Insurance Company Risks
An investment in the Policy is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits under the
Policy are subject to the claims-paying ability and financial strength of NYLIAC and are not backed or guaranteed by NYLIC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. There are also risks relating to
NYLIAC’s administration of the Policy, including cybersecurity and infectious disease outbreak risks. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at
NYLAMN_Service@newyorklife.com.

Contract Lapse
Your Policy can lapse even if you pay all of the Planned Premiums on time. When a
Policy lapses, it has no value, and no benefits are paid upon the death of the Insured.
You may also lose the principal invested. Your Policy will lapse if the Cash Surrender
Value is insufficient to cover the Monthly Deduction Charges and you do not pay enough Premium to cover the overdue charges by the end of the Late Period under your Policy. This can happen in a number of circumstances, including minimal funding, partial withdrawals, excessive Policy loans and interest, Policy charges
(including increases in Policy charges), market fluctuations, and poor investment return of the Eligible Portfolios you select. The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. A Policy that has a
Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash
Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the
Planned Premiums may be required. In addition, by paying only the minimum
Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. If the Policy lapses, there are costs and
Premium requirements associated with reinstatement of the Policy. See “Summary of
Principal Risks of Investment in the Policy—Risk of Termination,” “Termination and
Reinstatement—Late Period,” and “–Reinstatement Option.” In some states, the
Policy’s Late Period and other lapse and reinstatement provisions may differ. For more information on state variations, ask your registered representative or see “State
Variations.”

Restrictions

Investments
Generally, you may allocate your Net Premiums or Cash Value among up to 20 of the
Eligible Portfolios at any one time as well as to the Fixed Account. Certain policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Portfolios and the Fixed Account; please contact us for more information.
Unless we agree otherwise, the minimum amount that may be transferred among the
Investment Divisions or to or from the Fixed Account at one time is $500 (or, if less, the entire amount in that investment option). If, after a transfer, less than $500 would remain in the relevant Investment Division or the Fixed Account, we may include the remaining value in the transfer. See “Description of the Policy—Investment Divisions
and the Fixed Account—Transfers among Investment Divisions and the Fixed
Account.”
In addition, we may limit your ability to make transfers involving the Investment
Divisions if a transfer may disadvantage or potentially hurt the rights of other policyowners. We also will reject or reverse a transfer Request if any of the relevant
Eligible Portfolios for any reason does not accept the purchase of its shares. For more information about our rights to decline transfers, see “Description of the
Policy—Limits on Transfers.” For more information about the Eligible Portfolios’ rights to refuse or restrict purchases and redemptions of their shares, see their prospectuses.
NYLIAC reserves the right to remove or substitute Eligible Portfolios as investment options or close investment options to new investment. See “Management and
Organization—Our Rights” and “Appendix—Eligible Portfolios Available Under the
Policy” for our list of available Eligible Portfolios.
In addition, NYLIAC has the right to establish limits on your ability to allocate Net
Premiums, or to transfer all or part of the Cash Value from an Investment Division to the Fixed Account. These limits may include allowing no Premium allocations, or transfers from the Investment Divisions, to the Fixed Account. See “Description of the
Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account”
and “—Transfers Among Investment Divisions and the Fixed Account.”

Optional Benefits
The Supplementary Term Rider is not available for Policies under the guideline premium test.
There are limitations on the benefit amounts associated with some optional benefits.
Activation of certain optional benefits may affect the Face Amount, life insurance proceeds or other rights under the policy.
You are required to have a minimum Cash Value to elect, or retain access to, certain optional benefits.
Some optional benefits may have tax implications.
We may modify or discontinue offering an optional benefit at any time.
Some optional benefits may not be used together.
We may change these restrictions in the future.
For more detailed information, see “Description of the Policy—Additional Benefits
Through Riders and Options.”

Taxes

Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. For example, special rules apply to employer-owned policies. The Policy may not be used with tax-qualified plans or individual retirement accounts. Withdrawals (including loans) may be subject to ordinary income tax and, subject to certain exceptions, a 10 percent penalty tax.
See “Summary of Principal Risks of Investment in the Policy—Tax Risks” and
“Federal Income Tax Considerations” for more information about the tax consequences of the Policy.

Conflicts of Interest

Investment Professional Compensation
Selling broker-dealers and, in turn their registered representatives, receive compensation for selling the Policy. The compensation will consist of commissions, asset-based compensation, expense allowances, and/or other compensation programs. NYLIAC also may enter into agreements with service entities, which may be affiliated with broker-dealers, under which NYLIAC pays service fees or additional compensation. These compensation arrangements may have the potential to influence the recommendations made by your registered representative or broker-dealer. See “Distribution and Compensation Arrangements."
The Policy offers a choice of three Life Insurance Benefit Options. (See “Policy
Payment Information—Life Insurance Benefit Options.”) The Life Insurance Benefit
Option you choose will affect the amount of your Policy’s Target Premium through its constituent Face Amount. As Target Premium affects the amount of compensation received by your registered representative, your choice of Life Insurance Benefit
Option may have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.
If your policy includes a term rider, the blend of base Policy life insurance coverage and term rider life insurance coverage affects the compensation paid to your registered representative for selling you the Policy. Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of term rider coverage. This could influence your registered representative’s advice to you about the relative amounts of base Policy and term insurance coverage you should purchase. See “Description of the Policy—Additional
Benefits Through Riders and Options” and “Distribution and Compensation
Arrangements."

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of one that you already own. You should only exchange your
CorpExec VUL II-V Policy if you determine, after comparing features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own your CorpExec VUL II-V Policy.
It may not be to your advantage to borrow money to purchase a Policy or to take partial surrenders from another policy you own to make Premium payments under this CorpExec VUL II-V Policy. See “Description of the Policy—Tax-Free
“Section 1035” Insurance Policy Exchanges.”

Overview of the Policy

1.
What is the Purpose of the Policy?
The Policies are offered by NYLIAC to individual executives and other employees to provide life insurance coverage for executives and other employees in a corporate-sponsored arrangement as well as to fund employee benefit obligations. The Policy offers life insurance protection through a choice of Life Insurance Benefit options and a choice of term riders and provides for flexible Premiums, where you decide the timing and amount of each payment. It also provides the potential to accumulate Cash Value and gives you the ability to access the Policy’s Cash Surrender Value through loans and partial withdrawals. It also provides the potential to accumulate Cash Value in the early Policy Years as well as to complement traditional sources of retirement income in the later years. This Policy, like other variable life insurance policies, is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives and is generally unsuitable for use as a short-term savings vehicle. The Policies may not be used in Qualified Plans.
2.
What are the Premiums under the Policy?
The Policy is a flexible Premium variable life insurance policy. “Flexible Premium” means that you may decide the timing and amount of each Premium payment. Premium payments are not required, except for payment of the initial Premium. As long as the Cash Surrender Value is sufficient to cover the Policy’s Monthly Deduction Charges, you can increase, decrease, or stop making Premium payments to meet your needs. However, if your Policy is underfunded or the Eligible Portfolios you select have poor investment performance, you may forego the opportunity to build up significant Cash Value or your Policy may lapse. When a Policy lapses, it has no value, and no benefits are paid upon the death of the Insured. You may also lose the principal invested.
We may decline Premiums or require additional underwriting for Premiums that would increase your Policy’s Life Insurance Benefit more than its Alternative Cash Surrender Value plus Policy Debt. You may not pay Premium in an amount that would jeopardize your Policy’s status as a contract of life insurance under the IRC. See “Premiums,” for more information about Premium payments. You may not make Premium payments after the Policy Anniversary on which the Insured is Attained Age 100, except to keep the Policy from lapsing.
If, on a Monthly Deduction Day, your Cash Surrender Value is less than the Monthly Deduction Charges, your Policy will continue until the expiration of the Late Period. This may happen even if all the Planned Premiums have been paid. During this period, you will have the opportunity to pay any Premium needed to cover any overdue charges. We will mail a notice to your last known address (as well as to the last known assignee, if any) stating this amount. We will mail these notices at least 31 days before the end of the Late Period. Your Policy will remain in effect during the Late Period. However, if we do not receive the required payment, postmarked by the end of the Late Period, we will terminate your Policy. See “Termination and Reinstatement—Late Period.”
If your Policy has ended, you may Request that we reinstate your Policy (and any other benefits provided by riders in effect at the end of the Policy) as long as you send a Request for reinstatement within three years after your Policy is ended; the Insured is alive; and you have not surrendered your Policy for its full Cash Surrender Value or, if applicable, Alternative Cash Surrender Value. To reinstate the Policy, you must also make a payment sufficient to cover the Monthly Deduction Charges and any other Policy charges to keep the Policy in force for at least three months. This payment will be in lieu of the payment of all Premiums in arrears. You may want to consider paying additional Premium to protect against the impact of potential market fluctuations and performance-related risks on your Cash Value. If, at the time the Policy ended, an outstanding Policy loan was in effect, the Policy Debt at the time of lapse must also be repaid in full at the time of reinstatement. If the required payment is made within 31 days after the end of the Late Period, no proof of insurability is required. If the required payment is not made within 31 days after the end of the Late Period, a written application will be required and you must provide proof of insurability that is acceptable to us.
3.
How May Your Premiums be Allocated?
You may allocate your Net Premiums to the Investment Divisions, each of which invests in an Eligible Portfolio, or to the Fixed Account. Generally, you may allocate your Net Premiums among up to 20 Eligible Portfolios at any one time and the Fixed Account. Certain policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Portfolios and the Fixed Account; please contact us for more information. See

“Description of the Policy—Investment Divisions and the Fixed Account” for more information about allocation of your Premiums and Cash Value and “Appendix—Eligible Portfolios Available Under the Policy” for a list of available Eligible Portfolios.
Each Eligible Portfolio has its own investment objective and investment strategy. The Eligible Portfolios available under the Policy span a broad range of asset classes and investment disciplines, including bond funds, equity funds, global bond and equity funds, target date funds, specialty funds, actively managed funds and index funds. For more information about the Eligible Portfolios, see the Appendix and the prospectuses for the Eligible Portfolios.
4.
What are the Primary Features of the Policy?
Three Life Insurance Benefit Options
We designed the Policy to provide insurance protection for group or sponsored arrangements. The Policy provides permanent life insurance coverage with the potential for tax-deferred Cash Value accumulation. The Policy offers three different Life Insurance Benefit options that allow you to select the insurance plan that best meets your needs. These options allow you to determine how the Life Insurance Benefit will be calculated.
●
Option 1—a Life Insurance Benefit equal to the greater of (a) the Face Amount of the Policy or (b) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.
●
Option 2—a Life Insurance Benefit equal to the greater of (a) the Face Amount of the Policy plus the Alternative Cash Surrender Value or (b) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.
●
Option 3—a Life Insurance Benefit equal to the greater of (a) the Face Amount of the Policy plus the Cumulative Premium Amount or (b) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.
If the Insured dies on or after the Policy Anniversary on which the Insured’s Attained Age is 100, the Life Insurance Benefit will equal the Alternative Cash Surrender Value less any Policy Debt. There is no minimum Life Insurance Proceeds guarantee associated with the Policy.
Change the Amount of Coverage
After the first Policy Year, you may request an increase or decrease in the Policy’s Face Amount by sending a Request. The Face Amount of your Policy affects the Life Insurance Benefit to be paid. Increases in the Face Amount are subject to underwriting and our approval. They will result in additional Cost of Insurance charges and may affect the Policy’s modified endowment contract status. Please see “Federal Income Tax Considerations—Modified Endowment Contract Status,” for more information on how a change in Face Amount may require a new determination as to whether your Policy is a modified endowment contract or otherwise affect the MEC status of your Policy. Under certain circumstances, it may be advantageous to increase the Term Insurance Benefit rather than increasing the Face Amount under your Policy.
Cash Value
The Cash Value of the Policy is based on the number of Accumulation Units held in each Investment Division for the Policy, plus any amount in the Fixed Account and the Loan Account. The Cash Value varies due to performance of the Investment Divisions selected and the interest credited to the Fixed Account, outstanding loans (including loan interest and any interest credited to the Loan Account), any charges we deduct and Premium payments. With the Policy, you have the potential for higher rates of return and Cash Value accumulation than with a fixed rate life insurance policy.
We will pay you either the Cash Surrender Value or the ACSV (less any outstanding Policy Debt) if you surrender your Policy. The Cash Surrender Value is equal to the Cash Value less Policy Debt. The ACSV is equal to the Cash Value of the Policy plus the value of the DPL Account. You are eligible to receive the ACSV, provided the Policy has not been assigned, and, in most circumstances, if the owner has not been changed. If you are not eligible for the ACSV, we will pay you the Cash Surrender Value.

Flexible Premium Payments
Policy Premium payments are flexible; you can select the timing and amount of Premium you pay, within limits. Other than the initial minimum Premium payment, there are no required Premiums. As long as the Cash Surrender Value is sufficient to cover the Policy’s monthly deductions, you can increase, decrease, or stop making Premium payments to meet your needs.
Liquidity through Withdrawals and Loans
You may withdraw an amount up to the Cash Surrender Value of your Policy, within limits. Partial withdrawals will reduce the Policy’s Cash Value, the Cash Surrender Value, the Alternative Cash Surrender Value, if applicable, and the Cumulative Premium Amount, and may reduce your Life Insurance Benefit. In addition, if a partial withdrawal would cause the Policy’s Cash Value or Face Amount to drop below our minimum amount, we reserve the right to require a full surrender. A charge may be assessed on the partial withdrawal. Partial withdrawals may result in a taxable event. You should consult with a tax advisor before taking a partial withdrawal. Please see “Federal Income Tax Considerations—Modified Endowment Contract Status” and “—Policy Surrenders and Partial Withdrawals,” for additional information regarding potential tax implications. Partial withdrawal Requests must be made to our Service Office and must be in Good Order. See “Surrenders—Partial Withdrawals.”
Using the Policy as sole security, you may also borrow any amount up to the Loan Value of the Policy. (See “Loans” for more information.)
Allocation Alternatives
After we deduct the Sales Expense Charge and the State and Federal Premium Tax Charges from your Premium, you may allocate the remaining amount among up to 20 Allocation Alternatives at any one time, as well as to the Fixed Account. Certain Policies may permit allocation among up to 35 Allocation Alternatives and the Fixed Account at any one time; please contact us for more information. The Allocation Alternatives consist of Investment Divisions and the Fixed Account. You can change Allocation Alternatives while your Policy is in force. See “Appendix—Eligible Portfolios Available Under the Policy” for a listing and information about the Eligible Portfolios.
Automated Investment Features
There are two administrative features available to help you manage the Policy’s Cash Value and to adjust the investment allocation to suit changing needs. These features are: Automatic Asset Reallocation and Dollar Cost Averaging. Please see “Description of the Policy—Additional Benefits Through Options Available At No Additional Charge” for complete information.
Additional Benefits Through Riders
The Policy offers additional insurance coverage and other benefits through two optional riders, the Supplementary Term Rider and the Level Term Rider. These riders have costs associated with them.
A Highly Rated Company
NYLIAC is a subsidiary of New York Life Insurance Company (“NYLIC”). NYLIC has 180 years of experience in the offering of insurance products. NYLIAC is a highly-rated insurer. Ratings reflect only NYLIAC’s General Account, which are applicable to the Fixed Account. Ratings are not applicable to the Investment Divisions, which are not guaranteed. NYLIAC’s obligations under the Policy are subject to its claims-paying ability and financial strength and are not backed or guaranteed by NYLIC.

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering or making withdrawals from the Policy. We have provided separate tables for each type of CorpExec VUL Policy covered by this Prospectus. Please refer to your Policy Data Pages for Information and the specific fees you will pay each year.
This first set of tables describes the fees and expenses that you will pay when you purchase the Policy, make a payment, surrender the Policy, take a partial withdrawal, or transfer Cash Value among Allocation Alternatives.
CorpExec VUL II:
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Expense Charge for Premiums paid up to the Target Premium	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 14.00% of Premiums paid[1] Current: 13.75% of Premiums paid[2]
Sales Expense Charge for Premiums paid over the Target Premium	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 3.00% of Premiums paid Current: 1.25% of Premiums paid[3]
State Premium Tax Charge	When Premium payment is applied up to Attained Age 100	All taxes may vary over time. Guaranteed Maximum: 2.00% of Premiums paid, subject to tax law changes Current: 2.00% of Premiums paid
Federal Premium Tax Charge	When Premium payment is applied up to Attained Age 100	All taxes may vary over time. Guaranteed Maximum: 1.25% of Premiums paid, subject to tax law changes Current: 1.25% of Premiums paid
Fund Transfer Charge	At time of transfer	Guaranteed Maximum: $30 per transfer after 12 transfers in a Policy Year Current: No charge
Partial Withdrawal Processing Fee	At the time of withdrawal	Guaranteed Maximum: $25 Current: No charge
Charge for Returned Payment	At the time of the transaction	Guaranteed Maximum: $20 Current: $0
1
Maximum sales expense charges for Premium payments made up to the Target Premium are reduced to 10.00% in Policy Years 2-7; and 5.00% in Policy Years 8 and beyond.
2
Current sales expense charges for Premium payments made up to the Target Premium are reduced to 9.75% in Policy Years 2-7; 2.75% in Policy Years 8-10; and 1.75% in Policy Years 11 and beyond.
3
Current sales expense charges for Premium payments made over the Target Premium are reduced to 0.75% in Policy Years 2-7; and 0.25% in Policy Years 8 and beyond.

CorpExec VUL III and CorpExec VUL IV:
TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Sales Expense Charge for Premiums paid up to the Target Premium	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 14.00% of Premiums paid[1] Current: 10.75% of Premiums paid[2]
Sales Expense Charge for Premiums paid over the Target Premium	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 3.00% of Premiums paid Current: None
State Premium Tax Charge for Premiums paid up to the Target Premium	When Premium payment is applied up to Attained Age 100	All taxes may vary over time. Guaranteed Maximum: 2.00% of Premiums paid, subject to tax law changes Current: 2.00% of Premiums paid
State Premium Tax Charge for Premiums paid over the Target Premium	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 2.00% of Premiums paid, subject to tax law changes Current: 1.75% of Premiums paid All taxes may vary over time.
Federal Premium Tax Charge	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 1.25% of Premiums paid, subject to tax law changes Current: 1.25% of Premiums paid
Fund Transfer Charge	At time of transfer	Guaranteed Maximum: $30 per transfer after 12 transfers in a Policy Year Current: No charge
Partial Withdrawal Processing Fee	At the time of withdrawal	Guaranteed Maximum: $25 Current: No charge
Charge for Returned Payment	At the time of the transaction	Guaranteed Maximum: $20 Current: $0
1
Maximum sales expense charges for Premium payments made up to the Target Premium are reduced to 10.00% in Policy Years 2-7; and 5.00% in Policy Years 8 and beyond.
2
Current sales expense charges for Premium payments made up to the Target Premium are reduced to 5.75% in Policy Years 2-5; 4.75% in Policy Years 6-7; and 1.75% in Policy Years 8 and beyond.

CorpExec VUL V:
TRANSACTION FEES
Charge	When Charge Is Deducted	Amount Deducted
Sales Expense Charge for Premiums paid up to the Target Premium	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 14.00% of Premiums paid[1] Current: 14.00% of Premiums paid[2]
Sales Expense Charge for Premiums paid over the Target Premium	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 3.00% of Premiums paid Current: 1.00% of Premiums paid[3]
State Premium Tax Charge for Premiums paid up to the Target Premium	When Premium payment is applied up to Attained Age 100	All taxes may vary over time. Guaranteed Maximum: 2.00% of Premiums paid, subject to tax law changes Current: 2.00% of Premiums paid[4]
State Premium Tax Charge for Premiums paid over the Target Premium	When Premium payment is applied up to Attained Age 100	All taxes may vary over time. Guaranteed Maximum: 2.00% of Premiums paid, subject to tax law changes Current: 1.75% of Premiums paid[4]
Federal Premium Tax Charge	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 1.25% of Premiums paid, subject to tax law changes Current: 1.25% of Premiums paid[5]
Fund Transfer Charge	At time of transfer	Guaranteed Maximum: $30 per transfer after 12 transfers in a Policy Year Current: No charge
Partial Withdrawal Processing Fee	At the time of withdrawal	Guaranteed Maximum: $25 Current: No charge
Charge for Returned Payment	At the time of the transaction	Guaranteed Maximum: $20 Current: $0
1
Maximum sales expense charges for Premium payments made up to the Target Premium are reduced to 10.00% in Policy Years 2-7; and 5.00% in Policy Years 8 and beyond.
2
Current sales expense charges for Premium payments made up to the Target Premium are reduced to 10.00% in Policy Years 2-5; 1.75% in Policy Years 6-7; and 0.00% in Policy Years 8 and beyond.
3
Current sales expense charges for Premium payments over the Target Premium are reduced to 0.00% in Policy Years 2 and beyond.
4
Current state Premium tax charges for Premium payments are reduced to 1.50% in Policy Years 8 and beyond.
5
Current federal Premium tax charges for Premium payments are reduced to 1.00% in Policy Years 8 and beyond.

The set of tables below describes the fees and expenses that you will pay periodically during the time that you own the Policy, excluding the Eligible Portfolios’ fees and expenses.
CorpExec VUL II:
Periodic Charges Other Than Eligible Portfolios’ Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge[1,2]	Each Monthly Deduction Day applied to Age 100
Guaranteed Maximum: $90.90 per
$1,000 of Net Amount at Risk[3]
Guaranteed Minimum: $0.08 per
$1,000 of Net Amount at Risk
Guaranteed Maximum Charge for
Representative Insured in first
Policy Year (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.38 per $1,000 of Net Amount at
Risk
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.135 per $1,000 of Net Amount at
Risk

Contract Charge	Each Monthly Deduction Day applied to Age 100	Guaranteed Maximum: $9.00 Current: $5.00
Mortality and Expense Risk Charge	Daily	Guaranteed Maximum: An annual rate of 0.90% of the average daily Accumulation Value Current: An annual rate of 0.25% of the average daily Accumulation Value
Loan Interest	Monthly while loan balance is outstanding	Guaranteed Maximum: 6.00% Current: 4.00%
Riders
Supplementary Term Rider[1]	Monthly until rider expires
Guaranteed Maximum: $90.90 per
$1,000 of term insurance benefit.
Minimum: $0.08 per $1,000 of term
insurance benefit.
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.008 per $1,000 of term
insurance benefit.

Periodic Charges Other Than Eligible Portfolios’ Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Level Term Rider[1]	Monthly until rider expires
Guaranteed Maximum: $90.90 per
$1,000 of term insurance benefit.
Minimum: $0.08 per $1,000 of term
insurance benefit.
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.008 per $1,000 of term
insurance benefit.

1
This charge varies based on characteristics of the Insured and the charge shown may not be representative of the charge you will pay. This charge may also vary based upon the state in which your Policy is issued. To obtain more information about particular Cost of Insurance and other charges as they apply to your Policy, please contact your Registered Representative.
2
The Cost of Insurance Charge shown here does not reflect any applicable Flat Extras charge, which we may impose based on our underwriting. Even if a Flat Extra is imposed, your Cost of Insurance Charge will never exceed the Maximum Charge stated in the table above. For more information about Flat Extras, see “Definition—Flat Extras” and ‘Charges Associated with the Policy—Deductions from Cash Value—Cost of Insurance Charge.”
3
“Net Amount at Risk” is equal to the number of thousands of Life Insurance Benefit divided by 1.0032737 minus the number of thousands of the Policy’s Alternative Cash Surrender Value (before the cost of insurance charge, but after the monthly contract charge and any charges for riders are deducted). See “Policy Payment Information—Life Insurance Benefit Options” for more information.
CorpExec VUL III and CorpExec VUL IV:
PERIODIC CHARGES OTHER THAN ELIGIBLE PORTFOLIOS’ OPERATING EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge[1,2]	Each Monthly Deduction Day applied to Age 100
Guaranteed Maximum: $90.90 per
$1,000 of Net Amount at Risk[3]
Guaranteed Minimum: $0.08 per
$1,000 of Net Amount at Risk
Guaranteed Maximum Charge for
Representative Insured (Male, Age
45, Non-Smoker, Guaranteed
Issue) in First Policy Year: $0.38
per $1,000 of Net Amount at Risk
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.052 per $1,000 of Net Amount at
Risk

Contract Charge	Each Monthly Deduction Day applied to Age 100	Guaranteed Maximum: $9.00 Current: $5.00, except $0 in Policy Year 1

PERIODIC CHARGES OTHER THAN ELIGIBLE PORTFOLIOS’ OPERATING EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Mortality and Expense Risk Charge	Each Monthly Deduction Day
Guaranteed Maximum: An annual
rate of 0.90% of the Accumulation
Value
Current: An annual rate of 0.25%
of the Accumulation Value in
Policy Year 1, 0.45% of the
Accumulation Value in Policy
Years 2-25, and 0.25% of the
Accumulation Value thereafter.

Loan Interest	Monthly while loan balance is outstanding	Guaranteed Maximum: 6.00% Current: 4.00%
Riders
Supplementary Term Rider[1]	Monthly until rider expires
Guaranteed Maximum: $90.90 per
$1,000 of term insurance benefit.
Minimum: $0.08 per $1,000 of term
insurance benefit.
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.023 per $1,000 of term
insurance benefit.

Level Term Rider[1]	Monthly until rider expires
Guaranteed Maximum: $90.90 per
$1,000 of Term Insurance Benefit.
Minimum: $0.08 per $1,000 of term
insurance benefit.
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.023 per $1,000 of term
insurance benefit.

1
This charge varies based on characteristics of the Insured and the charge shown may not be representative of the charge you will pay. This charge may also vary based upon the state in which your Policy is issued. To obtain more information about particular Cost of Insurance and other charges as they apply to your Policy, please contact your Registered Representative.
2
The Cost of Insurance Charge shown here does not reflect any applicable Flat Extras charge, which we may impose based on our underwriting. Even if a Flat Extra is imposed, your Cost of Insurance Charge will never exceed the Maximum Charge stated in the table above. For more information about Flat Extras, see “Definition—Flat Extras” and “Charges Associated with the Policy—Deductions from Cash Value—Cost of Insurance Charge.”
3
“Net Amount at Risk” is equal to the number of thousands of Life Insurance Benefit divided by 1.0032737 minus the number of thousands of the Policy’s Alternative Cash Surrender Value (before the cost of insurance charge, but after the Mortality and Expense Risk Charge, the monthly contract charge, and any charges for riders are deducted). See “Policy Payment Information—Life Insurance Benefit Options” for more information.

CorpExec VUL V:
PERIODIC CHARGES OTHER THAN ELIGIBLE PORTFOLIOS’ OPERATING EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge[1,2]	Each Monthly Deduction Day applied to Age 100
Guaranteed Maximum: $90.90 per
$1,000 of Net Amount at Risk[3]
Guaranteed Minimum: $0.08 per
$1,000 of Net Amount at Risk
Guaranteed Maximum Charge for
Representative Insured (Male, Age
45, Non-Smoker, Guaranteed
Issue) in first Policy Year: $0.38
per $1,000 of Net Amount at Risk
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.052 per $1,000 of Net Amount at
Risk

Contract Charge	Each Monthly Deduction Day applied to Age 100	Guaranteed Maximum: $9.00 Current: $5.00, except $0 in Policy Year 1
Mortality and Expense Risk Charge	Each Monthly Deduction Day	Guaranteed Maximum: An annual rate of 0.90% of the Accumulation Value Current: An annual rate of 0.50% of the Accumulation Value in Policy Years 1-10 and 0.25% of the Accumulation Value thereafter
Loan Interest	Monthly while loan balance is outstanding	Guaranteed Maximum: 6.00% Current: 4.00%
Riders
Supplementary Term Rider[1]	Monthly until rider expires
Guaranteed Maximum: $90.90 per
$1,000 of term insurance benefit.
Minimum: $0.08 per $1,000 of term
insurance benefit.
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.023 per $1,000 of term
insurance benefit.

PERIODIC CHARGES OTHER THAN ELIGIBLE PORTFOLIOS’ OPERATING EXPENSES
Charge	When Charge Is Deducted	Amount Deducted
Level Term Rider[1]	Monthly until rider expires
Guaranteed Maximum: $90.90 per
$1,000 of term insurance benefit.
Minimum: $0.08 per $1,000 of term
insurance benefit.
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.023 per $1,000 of term
insurance benefit.

1
This charge varies based on characteristics of the Insured and the charge shown may not be representative of the charge you will pay. This charge may also vary based upon the state in which your Policy is issued. To obtain more information about particular Cost of Insurance and other charges as they apply to your Policy, please contact your Registered Representative.
2
The Cost of Insurance Charge shown here does not reflect any applicable Flat Extras charge, which we may impose based on our underwriting. Even if a Flat Extra is imposed, your Cost of Insurance Charge will never exceed the Maximum Charge stated in the table above. For more information about Flat Extras, see “Definition—Flat Extras” and “Charges Associated with the Policy—Deductions from Cash Value—Cost of Insurance Charge.”
3
“Net Amount at Risk” is equal to the number of thousands of Life Insurance Benefit divided by 1.0032737 minus the number of thousands of the Policy’s Alternative Cash Surrender Value (before this cost of insurance charge, but after the Mortality and Expense Risk Charge, the monthly contract charge, and any charges for riders are deducted). See “Policy Payment Information—Life Insurance Benefit Options” for more information.
Annual Eligible Portfolio Expenses
The next table shows the minimum and maximum total operating expenses deducted from Eligible Portfolios’ assets during the year ended December 31, 2025 for all Policies covered by this Prospectus. Eligible Portfolio expenses may change from year to year, and hence, may be higher or lower in the future. You may pay these expenses periodically during the time that you own the Policy. A complete list of the Eligible Portfolios available under the Policy, including information concerning each Portfolio’s annual fees and expenses, is contained in an Appendix at the back of this prospectus.
Annual Eligible Portfolio Expenses[1,2]	Minimum	Maximum
Before fee waivers and expense reimbursements	0.09%	2.475%
After fee waivers and expense reimbursements	0.09%	2.475%
1
Expenses that are deducted from Eligible Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses. Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. This information is based on December 31, 2025 expenses, and it may reflect estimated charges.
2
Fee waivers and expense reimbursements are generally expected to continue through April 30, 2026 and may be terminated at any time at the option of the Fund.

Summary of Principal Risks of Investment In the Policy

The following is a brief summary of the principal risks of investing in the Policy. Both the benefits and risks of investing in the Policy should be considered before making additional Premium payments. More complete and detailed information about the features of the Policies is provided later in this prospectus and in the SAI.
Investment Risk
While a variable policy has the potential for a higher rate of return than a fixed rate policy, investment returns on the assets in the Separate Account may be negative and the Cash Value may decline in value, and you can lose principal. Each Investment Division has its own investment objective and investment strategy. The performance of each will vary, and some Investment Divisions are riskier than others. We do not guarantee the investment performance of the Investment Divisions. You bear the entire investment risk for all amounts allocated to the Investment Divisions. Your Premium and Cash Value allocation choices should be consistent with your investment objective and your risk tolerance.
In addition, a variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications generally make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the policy may limit your ability to withdraw a portion of the Cash Value through partial withdrawals.
Not a Short-Term Investment
A variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash Value through partial withdrawals or loans. See “Summary of Principal Risks of Investment in the Policy—Investment Risk,” “Loans,” and “Surrenders—Partial Withdrawals—Amount Available for a Partial Withdrawal.”
Portfolio Risks
The Investment Divisions involve the risk of poor investment performance. A discussion of the risks of allocating Cash Value to one or more of the Investment Divisions can be found in the corresponding Eligible Portfolio’s prospectus, which is available at https://dfinview.com/NewYorkLife/TAHD/corpexec-ii-v.
Risk of Termination
The Policy does not automatically terminate, even if the policyowner does not pay the Planned Premiums. Payment of these Premiums, however, does not guarantee the Policy will remain in force. Your Policy can lapse even if you pay all of the Planned Premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of the Insured. Your Policy involves risks, including the potential risk of loss of the principal invested. Note that "termination" and "lapse" have the same meaning and effect throughout this Prospectus.
A Policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the Planned Premiums may be required. In addition, by paying only the minimum Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. When determining the amount of your Planned Premium payments, you should consider funding your Policy at a level that has the potential to maximize the investment opportunities within your Policy and to minimize the risks associated with market fluctuations.
Depending on the timing and degree of fluctuations in investment returns (and the charges we impose), the Cash Surrender Value will also fluctuate. A lower Cash Surrender Value, under certain circumstances, could result in the lapse of the Policy unless the policyowner makes additional Premium payments to keep the Policy in force. The Policy terminates only when and if the Cash Surrender Value is insufficient to pay the Monthly Deduction Charges deducted on each Monthly Deduction Day.

If, on a Monthly Deduction Day, the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month, the Policy will go into pre-lapse status. The Policy will continue for a period of 62 days after that Monthly Deduction Day (the “Late Period”), even if all Planned Premiums have been paid. If we do not receive a Premium sufficient to take the Policy out of pre-lapse status before the end of the Late Period, the Policy will lapse and terminate, and no Cash Value or Life Insurance Proceeds will be payable. Note that “termination” and “lapse” have the same meaning and effect throughout this prospectus.
We will mail a notice to the policyowner at its last known address, and a copy to the last known assignee on our records, if applicable, at least 31 days before the end of the Late Period, requesting payment of the additional Premium amount necessary to keep the Policy in force. You should consider paying more Premium than requested when making this payment, given the potential impact of market fluctuations and performance-related risk on your Cash Value. During the Late Period, the Policy remains in force. If the Insured dies during the Late Period, we will pay the Life Insurance Proceeds. However, these proceeds will be reduced by the amount of any Policy Debt and any unpaid Monthly Deduction Charges from the beginning of the Late Period through the Policy Month in which the Insured dies.
There will be no more benefits under the Policy once it terminates. However, a policyowner can apply to reinstate the Policy (and optional riders, if elected when the Policy was first purchased) under certain circumstances. See “Termination and Reinstatement—Reinstatement Option."
Risk of Termination from Policy Loans
The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. Any loan interest due on a Policy Anniversary that you do not pay will become part of the Policy Debt and will also accrue interest. In addition, if the Policy Debt ever exceeds the Cash Value, we will send a notice to you at your last known address, and a copy to the last known assignee on our records. All insurance coverage will end 31 days after the date on which we mail that notice to you if the excess of the Policy Debt over the Cash Value is not paid within that 31-day period.
A loan, repaid or not, has a permanent effect on your Cash Value. The effect could be favorable if the Investment Divisions earn less than the Loan Account crediting rate, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater the potential effect on your Cash Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Life Insurance Proceeds that might otherwise be paid.
Unless your Policy qualifies as a modified endowment contract, Policy loans are not taxable. See “Federal Income Tax Considerations—Modified Endowment Contract Status.” If a Policy is a modified endowment contract, a Policy loan may result in taxable income and tax penalties to you. In addition, if the Policy Debt plus Cash Surrender Value exceeds the Cumulative Premium Amount, a Policy surrender or lapse will generally result in a taxable event to you.
Term Rider Risks
The section of this Prospectus entitled “Description of the Policy—Additional Benefits Through Riders and Options” describes the two term riders available with the Policies and a number of factors you should consider in deciding whether to purchase a Policy that includes Life Insurance Benefit coverage in conjunction with a term rider.
Among other things, the current Cost of Insurance charges are different under base Policy coverage than under the term riders. In general, these rates are lower for coverage provided under the term rider than for coverage provided under the base Policy for the first six Policy Years. However, beginning in Policy Year seven, the Cost of Insurance rates under the term riders usually are higher than the Cost of Insurance charges under the base Policy. If, during the life of the Policy, your Cash Value is at a low level either because your overall funding has been low or your actual investment experience has been poor, the negative impact of the higher Cost of Insurance charges on the Cash Value will be greater. Therefore, the lower the Premiums paid and/or the worse the actual investment experience, the greater possibility that a Policy with a term rider will not perform as well as a Policy with base coverage only.
Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of term rider coverage. These compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer.

You should review several illustrations with various combinations of base Policy and term rider coverage using a variety of rates of return. Your choice as to how much term coverage you should elect should be based on your individual plans with respect to Premium amounts, level of risk tolerance, and the time you plan to hold the Policy. Please ask your registered representative to review your various options. For more information on compensation of your registered representatives and broker-dealers, see “Distribution and Compensation Arrangements.” For more information on the term riders, see “Description of the Policy—Additional Benefits Through Riders and Options.”
Tax Risks
The section of this Prospectus entitled “Federal Income Tax Considerations” describes a number of tax issues that may arise in connection with the Policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to variable universal life insurance contracts in a manner that could result in you being treated as the owner of your Policy’s pro rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the Policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of Policy transactions, including the payment of Premiums or increases or decreases in Policy benefits, the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) in general, the possibility that the Policy may not qualify as life insurance under the IRC after the Insured's Attained Age 100 and the owner may be subject to adverse tax consequences at that time; (5) whether and to what extent the Life Insurance Benefit may be received on a tax-free basis in the case of employer-owned life insurance contracts; and (6) the possibility that the IRS may treat a loan as a taxable distribution if there is no spread, or a very small spread, between the interest rate charged on the loan and the interest rate credited on the loaned amount. In addition, Congress may change the present federal income tax laws that apply to your Policy, or the IRS may change current interpretations thereof, which change may occur without notice, and could have retroactive effects, regardless of the date of enactment or publication, as the case may be.
Potential for Increased Charges
We have the right to increase the charges we deduct at any time up to the guaranteed maximum charges specified in the fee table. In addition, we may increase the amount we deduct to conform to changes in the law relating to Federal and State Premium tax charges. (See “Table of Fees and Expenses” and “Charges Associated with the Policy” for more information.)
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity. (See “Description of the Policy—Limits on Transfers” for more information.) Generally, we require that all transfer Requests be submitted through the U.S. Mail or an overnight carrier. However, we may permit, in certain limited circumstances, transfer Requests to be submitted by fax transmission. We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:
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Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
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Increased administrative and Fund brokerage expenses; and/or
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Dilution of the interests of long-term investors.
An Eligible Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. See “Description of the Policy—Limits on Transfers” for more information on the risks of frequent trading.
Credit Risk
NYLIAC’s obligations under the Policy are subject to its claims-paying ability and financial strength, and are not backed or guaranteed by NYLIC. NYLIAC has received the following ratings: A++ (Superior) from A.M. Best; AAA

(Exceptionally Strong) from Fitch; Aa1 (High Quality, with Minimal Risk) from Moody’s; and AA+ (Very Strong) from Standard and Poor’s. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129 or emailing us at NYLAMN_Service@newyorklife.com.
Risks Affecting our Administration of Your Policy
NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including those resulting from information systems failures, cyber-attack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics, or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep policyowner information confidential). (See “Management and Organization—Information Systems Failures and Cybersecurity Risks” for more information on systems failures and cybersecurity risks and “Management and Organization—Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.)

Management and Organization

INSURER
New York Life Insurance and Annuity Corporation
(a wholly owned subsidiary of NYLIC)
51 Madison Avenue
New York, NY 10010
Your Policy
The Policy is offered by NYLIAC. Policy assets are invested in the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (the “Separate Account”), which has been in existence since May 24, 1996, and/or the Fixed Account. The Policy offers life insurance protection, a choice of Life Insurance Benefit options, flexible Premium payments, loans and withdrawals (which may be subject to a surrender charge), changes in the Face Amount of the Policy, and the ability to invest in any of the Allocation Alternatives, including the Fixed Account.
The Policies are variable. This means that the Cash Value allocated to the Separate Account will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DPL Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. Each Investment Division has its own investment objective and investment strategy. As a consequence, some Investment Divisions are riskier than others. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.
The income, gains, and losses credited to, or charged against, the Separate Account reflect its own investment experience, and not that of NYLIAC’s other assets. It is important to note that the Policy’s assets may be used to pay only those NYLIAC liabilities that arise from the Policies. NYLIAC is obligated to pay all amounts promised to policyowners under the Policies.
Certain provisions of the Policies may differ from the general description in this prospectus, and certain riders and options, may not be available because of legal requirements or restrictions in the state in which your Policy is delivered. The material state variations are described in the "State Variations" section below. All state variations will be included in your Policy, or in riders or endorsements attached to your Policy. Please contact your registered representative or us for specific information that may be applicable to your state. (See “State Variations” for details.)
About the Separate Account
The Separate Account is a segregated asset account that NYLIAC established to receive and invest your Net Premiums. Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law, cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). These assets are not subject to the claims of our general creditors. The income, capital gains, and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account without regard to income, capital gains, and capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of NYLIAC’s Fixed Account and the performance of any other separate account of NYLIAC.
Generally, you may invest your Net Premiums in a total of up to 20 Investment Divisions, as well as the Fixed Account, at any one time. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation in a total of up to 35 Investment Divisions and the Fixed Account; contact us for more information. Premium payments allocated to the Investment Divisions are invested exclusively in the corresponding Eligible Portfolios of the Funds. While the Policy is in force, you may transfer assets between Investment Divisions.

Our Rights
We may take certain actions relating to our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws, including obtaining any required approval of the SEC and any other required regulatory approvals. If necessary, we will seek approval of our policyowners.
Specifically, we reserve the right to:
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add, close, substitute, or remove any Investment Division or, at the direction of a Fund, change the name or investment objective of any Investment Division (and the shares of an associated Eligible Portfolio);
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create new separate accounts;
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combine the Separate Account with one or more other separate accounts;
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operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;
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deregister the Separate Account under the 1940 Act;
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manage the Separate Account under the direction of a committee or discharge such committee at any time;
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transfer the assets of the Separate Account to one or more other separate accounts;
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restrict transfers among and between investment divisions of the Separate Account and from the Fixed Account to the Investment Divisions;
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restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account, in accordance with applicable law;
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change the amount of any minimum or maximum investments or additional investments; and
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change the name of the Separate Account.
We may remove an Investment Division if the shares of an Eligible Portfolio are no longer available for investment or if we, in our sole discretion, decide that investment in an Eligible Portfolio is inappropriate given the purposes of the Separate Account. A new Eligible Portfolio may have higher fees and charges than the one it replaces. We will not substitute shares attributable to your interest in an Investment Division until you have been notified of the change, as required by the 1940 Act and we have obtained any necessary regulatory approvals. We may also add new Investment Divisions and/or close one or more Investment Divisions when marketing, tax, investment, or other conditions make it appropriate. We may decide whether or not the new Investment Divisions should be made available to existing policyowners. If we make a substitution or change to the Investment Divisions, we may change your Policy to reflect such substitution or change. We will not transfer any amounts invested in an Investment Division without the policyowner’s instructions, except as permitted by law.
The Fixed Account
The Fixed Account is supported by the assets in our General Account, which includes all of our assets except those assets specifically allocated to our various separate accounts. The Fixed Account, including the Guaranteed Minimum Interest Rate and any portion of the Life Insurance Benefits paid from the General Account, are subject to our claims-paying ability and financial strength. These assets are subject to the claims of our general creditors. We can invest the assets of the Fixed Account however we choose, within limits. Your interest in the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Disclosures regarding the Fixed Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
Interest Crediting
Any amount in the Fixed Account is credited with interest using a fixed interest rate, which we will declare periodically in advance. This rate will never be less than 3% per year.

Interest accrues and is credited daily and is credited on each Monthly Deduction Day. All Net Premiums applied to, and amounts transferred to, less amounts withdrawn, transferred from, or charged against the Fixed Account receive the rate in effect at that time.
CorpExec VUL IV Only:
We also offer an enhanced current Fixed Account interest crediting rate for plans where the aggregate Policies allocated to the Fixed Account for Policies owned under such a plan is $5,000,000 or more on the plan issue date. Policies will also qualify for this enhancement if, on the plan anniversary in Years 2-15, the aggregate Cash Value in the Fixed Account for the Policies is at least $4,500,000.
The qualification date for each Policy under the plan for the enhanced current Fixed Account interest crediting rate is the plan anniversary date. Some Policy Anniversary dates may differ from the plan anniversary date. The enhanced current Fixed Account interest crediting rate will apply to these Policies on their respective anniversary based upon the qualification of the plan. All Policies will receive the enhanced current Fixed Account interest crediting rate for a full Policy Year.
Policies eligible for the enhanced rate will receive the following increase in the current Fixed Account crediting rate:
Policy Years	2-5	0.35%
Policy Years	6-8	0.65%
Policy Years	9-10	0.60%
Policy Year	11	0.40%
Policy Years	12-13	0.20%
Policy Years	14-15	0.10%
CorpExec VUL V Only:
For plans with assets allocated to the Fixed Account, we offer an enhanced current Fixed Account interest crediting rate.
The current Fixed Account crediting rate is increased by the following rates:
Policy Years	2-5	0.35%
Policy Years	6-8	0.65%
Policy Year	9-10	0.60%
Policy Years	11	0.40%
Policy Years	12-13	0.20%
Policy Years	14-15	0.10%
How to Reach Us for Policy Services
You may reach us at our Service Office, or if permitted, by telephone at (888) 695-4748, or electronically to NYLAMN_Service@newyorklife.com.
All Requests for Policy service must be in Good Order. Please review all service Request forms carefully and provide all required information as applicable to the Policy transaction. If your Request is not in Good Order, we will make every reasonable attempt to notify you in writing. It is important that you inform NYLIAC of an address change so that you can receive important statements.
Faxed or emailed Requests may be acceptable for a limited number of Policy transactions.

Information Systems Failures and Cybersecurity Risks
We rely on technology, including digital communications and data storage networks and systems, to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks, including ransomware. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption, and unauthorized use, abuse, and/or release of confidential customer (including policyowner and Insured) information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify, prevent and protect our operations against systems failures and cybersecurity breaches, including ransomware. Despite these controls and plans, systems failures, and cyber-attacks affecting NYLIC, NYLIAC, or any of their affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries, and other service providers and business partners may have a material, negative impact on us and your Policy Cash Value. For instance, systems failures and cyber-attacks may (i) interfere with our processing of Policy transactions (including surrenders, partial withdrawals, loans, and transfers) or with the underlying Funds or cause other operational issues; (ii) impact our ability to calculate Accumulation Unit values and your Policy’s Cash Values; (iii) cause the release, loss, and/or possible destruction of confidential customer or business information; and/or (iv) subject us and/or our service providers, business partners, and intermediaries to regulatory fines, litigation, and financial losses and/or cause us reputational damage. Systems failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we, or the underlying funds, or our service providers and business partners, will be able to avoid these risks at all times or avoid losses affecting your Policy due to information systems failures or cyber-attacks.
Risks From Serious Infectious Disease Outbreaks
Our ability to administer your Policy is subject to certain risks—common to all insurers and financial service providers—that could result from current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics, or pandemics (“serious infectious disease outbreaks”). Serious infectious diseases may spread rapidly. Serious infectious disease outbreaks—and general concerns about the course and effects of such outbreaks—not only raise serious health concerns, but may significantly disrupt economic activity in the U.S. and globally. The effects of a serious infectious disease outbreak may be short-term or last for extended time periods.
Our business activity and operations, and/or the activities and operations of our service providers and business partners, could be adversely affected or interrupted by serious infectious disease outbreaks. In order to mitigate the possible effects of these types of events, NYLIAC has established business continuity and disaster recovery plans. These plans may, for example, require our employees to work and access our information technology, communications, or other systems remotely. Notwithstanding these plans, a serious infectious disease outbreak and public health measures taken by government officials to combat an outbreak—may have a material, adverse effect on us, our ability to administer your Policy, and your Policy Cash Value. For example, a serious infectious disease outbreak or public health measures implemented to combat it may adversely affect our business and operations by (i) interfering with our processing of Policy transactions (including full surrenders, partial withdrawals, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or with the underlying funds or cause other operational issues; (ii) delaying or interrupting our receipt of pricing or other services provided by third parties, thereby affecting, among other things our ability to calculate Accumulation Unit values and Policy cash values or to administer Policy transactions dependent on systems and services provided by third parties; (iii) preventing our workforce from being able to be physically present at one or more of our worksites or from traveling to alternative worksites needed to implement our business continuity and disaster recovery plans, thereby resulting in lengthy interruptions of service; or (iv) subjecting us and/or our service providers, business partners, and intermediaries to regulatory fines, litigation, financial losses, and/or cause us reputational damage. In addition, our operations require experienced professional staff. Loss of a substantial number of such persons or an inability to provide properly equipped places for them to work may disrupt our operations and adversely affect our business. Serious infectious disease outbreaks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Policy Cash Value to decrease in value. Serious infectious disease outbreaks may also affect market interest rates, which may affect the interest crediting rates we may declare on the

Fixed Account under your Policy (subject to the GMIR). There can be no assurance that we, the Eligible Portfolios, the companies in which they invest, or our services providers and business partners will be able to avoid these risks at all times or avoid losses affecting your Policy due to serious infectious disease outbreaks.
Funds and Eligible Portfolios
The assets of each Eligible Portfolio are separate from the others and each such Eligible Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Eligible Portfolio has no effect on the investment performance of any other Eligible Portfolio. You can make or lose money in any of the Investment Divisions. Eligible Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The portfolios available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same. You should read the Eligible Portfolio’s prospectus carefully before making any decision concerning the allocation of Net Premium payments to an Investment Division corresponding to a particular Eligible Portfolio and transfers of Cash Value among the Investment Divisions.
Information regarding each of the Eligible Portfolios, including (i) its name; (ii) its type (e.g., money market fund, bond fund, balanced fund); (iii) its investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in the Appendix to this Prospectus. See “Appendix—Eligible Portfolios Available Under the Policy” for a listing and information about the Eligible Portfolios. Each Eligible Portfolio has issued a prospectus that contains more detailed information about the Eligible Portfolio. You may also obtain this information at no cost by contacting us at (888) 695-4748 or emailing us at NYLAMN_Service@newyorklife.com, or by contacting your registered representative. You should read an Eligible Portfolio’s prospectus carefully before making any decision about allocating Premium payments or a portion of your Policy’s Cash Value to an Investment Division corresponding to that Eligible Portfolio.
We offer no assurance that any of the Eligible Portfolios will attain their respective stated investment objectives.
The Eligible Portfolios’ shares may be available to certain other separate accounts we use to fund our variable annuity contracts offered by NYLIAC. This is called “mixed funding.” Except for the NYLIM VP Funds Trust, all Funds also make their Eligible Portfolios’ shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate that any inherent difficulties will result from mixed and shared funding, it is possible that differences in tax treatment or other considerations may cause the interests of owners of various contracts participating in the Eligible Portfolios to be in conflict. In the event that any material conflicts arise from the use of the Eligible Portfolios for mixed and shared funding, we could be required to withdraw from an Eligible Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Eligible Portfolio’s prospectus.
The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC-New York Life Investment Management LLC-manages the NYLIM VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.
We also receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services we provide with respect to the Eligible Portfolios and their availability through the Policies. These payments may be derived, in whole or in part, from the advisory fee charged the Eligible Portfolios and deducted from their assets and/or from “Rule 12b-1” fees deducted from Eligible Portfolios’ assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the Policies, and, in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Eligible Portfolios, bear the costs of these advisory and 12b-1 fees.

The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much Policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts up to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts up to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.
NYLIAC’s parent company, New York Life Insurance Company, may also receive fixed dollar payments for marketing and education support services and for the participation of investment advisers and sub-advisers in training and educational meetings which includes the opportunity to discuss and promote their Funds.
NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts you allocate to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your Policy resulting from the performance of the Eligible Portfolios you have chosen. You should consult with your registered representative to determine which combination of Allocation Alternatives is most appropriate for you, and periodically review your choices.
Certain Eligible Portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all of their assets in portfolios of other funds. In such cases, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.
Hedging strategies may be employed by certain Eligible Portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.
So-called “alternative” investment strategies may also be used by certain Eligible Portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.
In addition, some of the Eligible Portfolios may use what are known as “volatility management strategies.” Volatility management strategies are designed to reduce the overall volatility and provide risk-adjusted returns over time. During rising markets, a volatility management strategy, however, could cause your Policy Cash Value to rise less than would have been the case had you been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. Conversely, investing in a fund that features a volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the fund’s equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Policy’s Cash Value may decline less than would have been the case had you not been invested in a fund that features a volatility management strategy. The success of the volatility management strategy of a fund depends, in part, on the investment adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Any negative impact to the performance of a fund due to a volatility management strategy may limit increases in your Cash Value. For more information about the Eligible Portfolios and the investment strategies they employ, please refer to the Eligible Portfolios’ current prospectuses.
Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that is available to you, including their prospectuses, statements of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial Premium, you should monitor and periodically reevaluate your allocations to see if they are still appropriate.

The Investment Divisions invest in the corresponding Eligible Portfolios. Generally, you can allocate Net Premium payments or transfer Cash Value to a maximum of 20 Investment Divisions, as well as to the Fixed Account for Net Premium payments. (Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Investment Divisions and the Fixed Account; contact us for more information.) You can transfer all or part of the Cash Value of your Policy among the Allocation Alternatives tax-free within the limits described in this Prospectus.
Money Market Fund Fees and Gates
The SEC has adopted rules that provide that institutional prime and institutional tax-exempt money market funds are required to impose liquidity fees and other money market funds are permitted to impose discretionary liquidity fees under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed. Institutional prime and tax-exempt money market funds are subject to mandatory liquidity fees (which could be applied to all Policy transfers, surrenders, partial withdrawals, and benefit payments from that portfolio) when net redemptions exceed 5% of net assets.
Government money market funds (that invest at least 99.5% of their assets in government securities, cash, and/or repurchase agreements secured by government securities) are permitted to impose a discretionary liquidity fee but are less likely to impose such fees. Nevertheless, there remains a possibility that a government money market fund such as the NYLIM VP U.S. Government Money Market Portfolio and Fidelity® VIP Government Money Market Portfolio could impose such fees, which could be applied to all Policy transfers, surrenders, partial withdrawals, and benefit payments from the Portfolio.
Reinvestment
We automatically reinvest all dividends and capital gains distributions from Eligible Portfolios in additional shares of the distributing Portfolio at their net asset value on the date the dividends or distributions are paid.
Investment Return
The investment return of a Policy is based on:
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the number of Accumulation Units you have in each Investment Division of the Separate Account, the amount you have in the Fixed Account, and the amount you have in the Loan Account;
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the investment experience of each Investment Division as measured by its actual net rate of return; and
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the interest rate we credit on the amount you have in the Fixed Account and/or Loan Account. The Loan Account will be credited with interest at a rate that will never be less than the greater of (i) the Effective Annual Loan Interest Rate, less 2.00%; or (ii) the Fixed Account GMIR.
For CorpExec VUL II: The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Eligible Portfolio, any dividend or capital gains distributions declared by the Fund, and the Policy’s Mortality and Expense Risk Charge. These investment returns do not reflect any other Policy charges, and, if they did, the returns shown would be reduced.
For CorpExec VUL III, IV, and V: The investment experience of an Investment Division reflects increases or decreases in the net asset value of the shares of the underlying Eligible Portfolio, and any dividend or capital gains distributions declared by the Fund. These investment returns do not reflect any other Policy charges, and, if they did, the returns shown would be reduced.
We will credit any amounts in the Fixed Account and Loan Account with a fixed interest rate that we declare periodically, in advance, and at our sole discretion. This rate will never be less than an annual rate of 3%. We may credit different interest rates to amounts in the Fixed Account and Loan Account. All Net Premiums applied to the Fixed Account and amounts transferred to the Fixed Account and Loan Account receive the applicable rate in effect on the Business Day we receive the Premium payment or process the transfer. Interest rates for subsequent Premium payments into the Fixed Account may be different from the rate applied to prior Premium payments made into the Fixed Account. Interest rates will fluctuate for the entirety of holdings in the Fixed Account.

Funds may lose value; are not guaranteed; are not a deposit; are not FDIC/National Credit Union Administration insured; and are not insured by any government agency.
Performance Calculations
From time to time, we may advertise the performance of the Investment Divisions. These performance figures do not include contract or separate account charges such as the Monthly Contract Charge, Sales Expense Charge, State and Federal Premium tax charges, monthly Cost of Insurance Charge, Mortality and Expense Risk Charges, or rider charges.
Performance data for the Investment Divisions may be compared in advertisements, sales literature or other marketing materials, and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable life insurance separate accounts or other investment products tracked by Lipper Analytical Services or Morningstar Inc. (both of which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.
Neither NYLIC nor NYLIAC guarantees the investment performance of the Investment Divisions.
We may also advertise a hypothetical illustration of Policy values, including all contract charges.
Voting
We will vote the Eligible Portfolio shares that the Investment Divisions of the Separate Account hold at any regular and special shareholder meetings of the Funds. We will vote these shares according to the instructions we receive from our policyowners who have invested their Premiums in Investment Divisions that invest in the Fund holding the meeting. However, if the law changes to allow us to vote the shares in our own right, we may decide to do so.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Investment Divisions or to approve or disapprove an investment advisory contract for an Eligible Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Eligible Portfolios associated with the available Investment Divisions, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard policyowner voting instructions, we will advise policyowners of our action and the reasons for such action in the next available annual or semi-annual report.
While your Policy is in effect, you can provide voting instructions to us for each Investment Division in which you have assets. The number of votes you are entitled to will be determined by dividing the units you have invested in an Investment Division by the net asset value per unit for the Eligible Portfolio underlying that Investment Division.
We will determine the number of votes you are entitled to on the date established by the underlying Fund for determining shareholders that are eligible to vote at the meeting of the relevant Fund. We will send you voting instructions prior to the meeting according to the procedures established by the Fund. We will send proxy materials, reports, and other materials relating to the Fund to each person having a voting interest.
We will vote the Fund shares for which we do not receive timely instructions, and any other shares that we (or our affiliates) own in our own right, in the same proportion as the shares for which we receive timely voting instructions. As a result, because of proportional voting, a small number of policyowners may control the outcome of the vote.

Charges Associated with the Policy

As with all life insurance policies, certain charges apply under the Policy. The following is a summary explanation of these charges.
Deductions From Premium Payments
When we receive a Premium payment from you, whether Planned or Unplanned, we will deduct a Sales Expense Charge, a State Premium Tax Charge, and a Federal Premium Tax Charge.
Sales Expense Charge
A Sales Expense Charge is deducted from each Planned and Unplanned Premium payment when that payment is received. We reserve the right to increase this charge in the future, but it will never exceed the maximums stated below. The amount of the Sales Expense Charge in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that the Sales Expense Charge does not cover sales expenses, they will be recovered from NYLIAC surplus, including any amounts derived from any Monthly Deduction Charges.
CorpExec VUL II:
Current—The Sales Expense Charge is deducted as follows:
During the first Policy Year, we currently deduct a Sales Expense Charge of 13.75% from any Premiums paid up to and including the Target Premium. Once the Target Premium for that Policy Year has been reached, we expect to deduct a Sales Expense Charge of 1.25% from any additional Premiums paid in that Policy Year.
During each of Policy Years two through seven, we currently expect to deduct a Sales Expense Charge of 9.75% from any Premiums paid up to and including the Target Premium. Once the Target Premium for that Policy Year has been reached, we expect to deduct a Sales Expense Charge of 0.75% from any additional Premiums paid in that Policy Year.
During each of Policy Years eight through ten, we currently expect to deduct a Sales Expense Charge of 2.75% from any Premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we expect to deduct a Sales Expense Charge of 0.25% from any additional Premiums paid in that Policy Year.
Beginning in the eleventh Policy Year, we currently expect to deduct a Sales Expense Charge of 1.75% from any Premiums paid up to the Target Premium for a given Policy Year. Once the Target Premium for that Policy Year has been reached, we currently expect to deduct a Sales Expense Charge of 0.25% from any additional Premiums paid in that Policy Year.
CorpExec VUL III and IV:
Current—The Sales Expense Charge is deducted as follows:
During the first Policy Year, we currently deduct a Sales Expense Charge of 10.75% from any Premiums paid up to and including the Target Premium. Once the Target Premium for that Policy Year has been reached, we do not deduct a sales expense charge from any additional Premiums paid in that Policy Year.
During each of Policy Years two through five, we currently expect to deduct a Sales Expense Charge of 5.75% from any Premiums paid up to and including the Target Premium. Once the Target Premium for that Policy Year has been reached, we do not expect to deduct a Sales Expense Charge from any additional Premiums paid in that Policy Year.
During each of Policy Years six and seven, we currently expect to deduct a Sales Expense Charge of 4.75% from any Premiums paid up to and including the Target Premium. Once the Target Premium for that Policy Year has been reached, we do not expect to deduct a Sales Expense Charge from any additional Premiums paid in that Policy Year.
Beginning in the eighth Policy Year, we currently expect to deduct a Sales Expense Charge of 1.75% from any Premiums paid up to and including the Target Premium for a given Policy Year. Once the Target Premium for that

Policy Year has been reached, we currently do not expect to deduct a Sales Expense Charge from any additional Premiums paid in that Policy Year.
CorpExec VUL V:
Current—The Sales Expense Charge is deducted as follows:
During the First Policy Year, we currently deduct a Sales Expense Charge of 14.00% from any Premiums paid up to and including the Target Premium. Once the Target Premium for the First Policy Year has been reached, we expect to deduct a Sales Expense Charge of 1.00% from any additional Premiums paid in that Policy Year.
During each of Policy Years two through five, we currently expect to deduct a Sales Expense Charge of 10.00% from any Premiums paid up to and including the Target Premium. Once the Target Premium for that Policy Year has been reached, we do not expect to deduct a Sales Expense Charge from any additional Premiums paid in Policy Years two through five.
During each of Policy Years six and seven, we currently expect to deduct a Sales Expense Charge of 1.75% from any Premiums paid up to and including the Target Premium for that Policy Year. Once the Target Premium for either such Policy Year has been reached, we do not expect to deduct a Sales Expense Charge from any additional Premiums paid in such Policy Year.
Beginning in the eighth Policy Year, we do not currently expect to deduct a Sales Expense Charge from any Premiums paid.
CorpExec VUL II, III, IV, and V:
Guaranteed maximum—We may increase the Sales Expense Charge in the future, at our discretion, but not above the guaranteed maximum. During the first Policy Year, we guarantee that any Sales Expense Charge we deduct will never exceed 14.00% of any Premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a Sales Expense Charge of more than 3.00% from any additional Premiums in that Policy Year. During Policy Years 2-7, we guarantee that any Sales Expense Charge we deduct will never exceed 10.00% of any Premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a Sales Expense Charge of more than 3.00% from any additional Premiums in that Policy Year. Beginning in the eighth Policy Year, we guarantee that any Sales Expense Charge we deduct will never exceed 5.00% of any Premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a Sales Expense Charge of more than 3.00% from any additional Premiums paid in that Policy Year.
The Target Premium, as shown on the Policy Data Pages, is based on factors that include, but are not limited to, Insured’s Issue Age, gender, and the Face Amount of the Policy or, for policyowners who have elected a term rider, on the Target Face Amount of the Policy. Any change to the Policy which results in a change to the Face Amount or Target Face Amount, will change the Target Premium.
State Premium Tax Charge
Various states and jurisdictions impose a tax on premium payments received by insurance companies. State Premium Tax rates vary from state to state and currently range from 0% to 3.50% (and sometimes higher in certain jurisdictions).
We may increase this charge to reflect changes in applicable law. In Oregon, this charge is referred to as a “State Premium Tax Charge Back,” and the rate may not be changed for the life of the Policy. The amount we deduct for the State Premium Tax charge may not reflect the actual Premium Tax charge in your state. Two percent (2.00%) represents the approximate average of taxes assessed by the jurisdictions. We will not impose a State Premium Tax Charge greater than 2.00% unless there is a change in applicable law.
CorpExec VUL II:
We currently deduct 2.00% of each Premium payment you make.

CorpExec VUL III and IV:
We currently deduct 2.00% of each Premium payment you make up to the Target Premium and 1.75% on the amount paid over the Target Premium.
CorpExec VUL V:
We currently deduct 2.00% of each Premium payment you make up to the Target Premium and 1.75% on the amount paid over the Target Premium. Beginning in the eighth Policy Year, we currently expect to deduct 1.50% of each Premium payment you make up to the Target Premium and 1.50% on the amount paid over the Target Premium, as a State Premium Tax Charge.
Federal Premium Tax Charge
NYLIAC’s Federal Tax obligations will increase based upon Premium payments received under the Policies. We may increase this charge to reflect changes in applicable law. We will not impose a Federal Premium Tax charge greater than 1.25%, unless there is a change in applicable law.
CorpExec VUL II, III and IV:
We deduct 1.25% of each Premium payment you make.
CorpExec VUL V:
During the first seven Policy Years, we currently deduct 1.25% of each Premium payment you make. Beginning in the eighth Policy Year, we expect to deduct 1.00% of each Premium payment you make.
Deductions From Cash Value
Each month, for CorpExec VUL II Policies we deduct a Monthly Contract Charge and a Cost of Insurance charge (which will include a charge for the cost of any additional riders, if selected by the policyowner) and, for CorpExec VUL III, IV, and V Policies, we deduct a Monthly Contract Charge, a Cost of Insurance Charge (which will include a charge for the cost of any additional riders, if selected by the policyowner) and a Mortality and Expense Risk Charge. We deduct these charges on the Monthly Deduction Day. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the Policy’s Cash Value in each Investment Division and the Fixed Account in accordance with the expense charge allocation you made in the Policy application. If no expense charge allocation is in effect, monthly deductions will be made pro-rata from each of the Investment Divisions and the Fixed Account.
Monthly Contract Charge
On each Monthly Deduction Day, we will deduct a Monthly Contract Charge to cover the costs for providing certain administrative services, including collecting Premiums, record-keeping, processing claims, and communicating with policyowners. This charge is not designed to produce a profit. To the extent that the proceeds of this charge are insufficient to cover the costs of providing these services, we may use the proceeds of other charges under this Policy, including the Mortality and Expense Risk Charge, to pay for these services.
CorpExec VUL II:
We currently deduct a Monthly Contract Charge of $5.00 ($60.00 per year).
We guarantee that this charge will never exceed $9.00 ($108.00 per year) in all Policy Years.
CorpExec VUL III, IV, and V:
We currently deduct a Monthly Contract Charge of $0 in Policy Year 1 and $5.00 thereafter ($60.00 per year).
We guarantee that this charge will never exceed $9.00 ($108.00 per year) in all Policy Years.

Cost of Insurance Charge
On each Monthly Deduction Day, we will deduct the Cost of Insurance charge from the Cash Value of your Policy for the cost of providing a Life Insurance Benefit to you. This charge equals (a) multiplied by the result of (b) minus (c), where:
(a)
is the applicable cost of insurance rate per $1,000 of insurance;
(b)
is the number of thousands of Life Insurance Benefit as of the Monthly Deduction Day divided by 1.0032737; and for
CorpExec VUL II:
(c)
is the number of thousands of Alternative Cash Surrender Value as of the Monthly Deduction Day (before this Cost of Insurance charge, but after the Monthly Contract Charge and any charges for riders are deducted).
CorpExec VUL III, IV, and V:
(c)
is the number of thousands of Alternative Cash Surrender Value as of the Monthly Deduction Day (before this Cost of Insurance charge, but after the Mortality and Expense Risk Charge, the Monthly Contract Charge, and any charges for riders are deducted).
The Net Amount at Risk is (b) minus (c).
The Cost of Insurance charge will never be less than zero.
The Life Insurance Benefit varies based on the Life Insurance Option chosen. The Cash Value varies based upon the performance of the Investment Divisions selected, interest credited to the Fixed Account and Loan Account, Policy Debt, charges, and Premium payments. We determine the initial rate of the Cost of Insurance charge based upon our underwriting of your Policy. Underwriting determinations are based on various factors including, but not limited to, the Insured's age, sex, class of risk, Policy Year, and Face Amount. We may change these rates from time to time, based on changes in future expectations of various factors, including, but not limited to, mortality, investment income, expenses, and persistency.
For Insureds rated sub-standard risks, an additional Flat Extra may be assessed as part of the Cost of Insurance charge due to an Insured’s circumstances including, but not limited to, his or her medical condition, occupation, or motor vehicle or aviation record. Any additional Flat Extras (which might apply to certain Insureds based on our underwriting) will also be deducted on each Monthly Deduction Day. If applicable, the amount and duration of these additional Flat Extras will be displayed on your Policy Data Pages. The cost of insurance rates, however, will never exceed the guaranteed maximum cost of insurance rates for your Policy.
We will no longer deduct Cost of Insurance charges after the Insured reaches Attained Age 100.
Mortality and Expense Risk Charge
We assume a mortality risk that the group of lives we have insured under our policies may, on average, not live as long as we have expected. In addition, we assume an expense risk that the cost of issuing and administering the policies we have sold will be greater than what we have estimated.
CorpExec VUL II:
Current—We currently deduct a daily Mortality and Expense Risk Charge from the NAV of each Investment Division that is equal to an annual rate of 0.25%, or $2.50 per $1,000, of the average daily Accumulation Value.

CorpExec VUL III and IV:
Current—We currently deduct on each Monthly Deduction Day from the Policy’s Cash Surrender Value a Mortality and Expense Risk Charge that is equal to the following annual rates: 0.25% in Policy Year 1, or $2.50 per $1,000; 0.45% in Policy Years 2 through 25, or $4.50 per $1,000; and 0.25% in Policy Years 26 and following, or $2.50 per $1,000, of the Accumulation Value.
CorpExec VUL V:
Current—We currently deduct on each Monthly Deduction Day from the Policy’s Cash Surrender Value a Mortality and Expense Risk Charge that is equal to the following annual rates: 0.50% in Policy Years 1 through 10, or $5.00 per $1,000, and 0.25% in Policy Years 11 and following, or $2.50 per $1,000, of the Accumulation Value.
CorpExec VUL II, III, IV, and V:
Guaranteed Maximum—We guarantee that the Mortality and Expense Risk Charge will never exceed an annual rate of 0.90%, or $9.00 per $1,000, of the average daily Accumulation Value.
We may increase or decrease the current Mortality and Expense Risk Charge if the mortality risk profile of policyowners changes, or if a change in law, regulation, or administrative interpretation thereof affects our cost of doing business including, without limitation, a change that eliminates a tax benefit or deduction that increases our after-tax cost of doing business, or if our costs of doing business change for any other reason. However, the Mortality and Expense Risk Charge will never exceed the guaranteed maximum. We will notify policyowners at least 30 days before the change by prospectus supplement and letter.
If the current charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the Policies, to the extent that they are not adequately covered by the Sales Expense Charge.
Rider Charges
Each month, if you elected an optional rider, the cost of the rider is included in the monthly Cost of Insurance charge. (For more information about specific riders’ charges, see “Table of Fees and Expenses.”)
Separate Account Charges
Charges for Federal Income Taxes
We do not currently deduct a charge for federal income taxes from the Investment Divisions, although we may do so in the future to reflect possible changes in the law.
Fund Charges
Each Investment Division of the Separate Account purchases shares of the corresponding Eligible Portfolio at the Accumulation Unit value. The Accumulation Unit value reflects the investment advisory fees and other expenses that are deducted from the assets of the corresponding Eligible Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and may vary from year to year. These fees and expenses are described in the Funds’ prospectuses. See “Appendix—Eligible Portfolios Available Under the Policies” and https://dfinview.com/NewYorkLife/TAHD/corpexec-ii-v.
Certain Eligible Portfolios may also impose liquidity or redemption fees on surrenders and partial withdrawals (including transfers) pursuant to SEC Rules including Rules 2a-7 or 22c-2 under the 1940 Act. In such cases, we would administer these fees and deduct them from your Cash Value or Policy transaction proceeds.
Partial Withdrawal Processing Fee
When you make a partial withdrawal, we reserve the right to deduct a fee, not to exceed $25, for processing the partial withdrawal. Currently, we do not charge a fee when you make a partial withdrawal.

Fund Transfer Charge
We currently do not charge for transfers made between Investment Divisions. However, we reserve the right to charge $30 per transfer for any transfer in excess of 12 in a Policy Year.
Loan Charges
We currently charge an Effective Annual Loan Interest Rate of 4.00%, payable in arrears. The maximum loan interest rate we will charge is 6.00%. When you Request a loan, an amount equal to the requested loan amount is transferred from the Allocation Alternatives to the Loan Account and this amount is added to any Policy Debt.
When you take a loan against your Policy, the loaned amount that we hold in the Loan Account may earn interest at a different rate from the rate we charge you for loan interest. For the first 10 Policy Years, the rate we currently expect to credit on loaned amounts is 0.50% less than the rate we charge for loan interest. Beginning in the eleventh Policy Year, the rate we currently expect to credit on loaned amounts is 0.25% less than the rate we charge for loan interest. The amount in the Loan Account will be credited with interest at a rate that will never be less than the greater of (1) the Effective Annual Loan Interest Rate, less 2.00%; or (2) the Fixed Account GMIR. Interest accrues daily and is credited on the Monthly Deduction Day. These rates are not guaranteed and we can change them at any time, subject to the above-mentioned minimums. (See “Loans” for more information.)
Commissions Paid to Dealers
The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this Policy or any other insurance or investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the Policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer.
Commission rates will vary depending on whether the STR has been added. Compensation rates for Policies with the same initial Life Insurance Benefit are lower for Policies with the STR added than for Policies without the STR. This could influence your registered representative’s advice to you about the relative amounts of base Policy and term insurance coverage you should purchase.
Broker-dealers will be paid commission not to exceed 30% of Premiums paid up to the Target Premium in Policy Year 1, 12.5% for Policy Years 2-7, and 1.5% for Policy Years 8-10. In addition, we pay broker-dealers a maximum of 4% commission on Premiums paid in excess of the Target Premium for Policy Years 1-4 and 1.5% for Policy Years 5-10.
Service entities, which may be affiliates of broker-dealers, may also receive service fees and/or compensation based on a percentage of a Policy’s Cash Surrender Value, less any Policy loans, beginning in Policy Year 2. The percentages are not expected to exceed 0.20% in Policy Years 2 and beyond.
The commissions, service fees and other compensation described above is not deducted directly from your Policy’s cash value. Rather NYLIAC and its affiliates pay these expenses from the Sales Expense Charges, other charges under the Policies and other resources.

How the Policy Works – Example
CorpExec VUL II:
This example is based on the charges applicable to a Policy during the first Policy Year, issued on a guaranteed issue basis, non-smoking insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $22,564, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a 6.00% hypothetical gross annual investment return, which results in a net annual effective investment return of 5.02% for all years:
	Premium Paid	$7,000
less:	Below Target Premium Sales Expense Charge	$963
	Above Target Premium Sales Expense Charge	$0
	State Premium Tax Charge (2%)	$140
	Federal Premium Tax Charge (1.25%)	$88
equals:	Net Premium	$5,809
less:	Monthly contract charge (5.00 per month)	$60
less:	Charges for cost of insurance (varies monthly)	$635
plus:	Net investment performance (varies daily)	$273
equals:	Cash Value	$5,387
plus:	DPL Account	$1,190
equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$6,577
There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual Policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the Policy unless the policyowner pays more than the stated Premium.

CorpExec VUL III:
This example is based on the charges applicable to a Policy during the first Policy Year, issued on a guaranteed issue basis, non-smoking Insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $22,564, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a 6.00% hypothetical gross annual investment return, which results in a net annual effective investment return of 5.28% for all years:
	Premium Paid	$7,000
less:	Below Target Premium Sales Expense Charge	$753
	Above Target Premium Sales Expense Charge	$0
	State Premium Tax Charge (2%)	$140
	Federal Premium Tax Charge (1.25%)	$88
equals:	Net Premium	$6,019
less:	Mortality and Expense Risk charge (varies monthly)	$15
less	Monthly contract charge (5.00 per month in Policy Years 2 and following)	$0
less	Charges for cost of insurance (varies monthly)	$254
plus:	Net investment performance (varies daily)	$310
equals:	Cash Value	$6,060
plus:	DPL Account	$980
equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$7,040
There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual Policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the Policy unless the policyowner pays more than the stated Premium.

CorpExec VUL IV:
This example is based on the charges applicable to a policy during the First Policy Year, issued on a guaranteed issue basis, non-smoking Insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $22,564, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a 6.00% hypothetical gross annual investment return, which results in a net annual effective investment return of 5.28% for all years:
	Premium Paid	$7,000
less:	Below Target Premium Sales Expense Charge	$753
	Above Target Premium Sales Expense Charge	$0
	State Premium Tax Charge (2%)	$140
	Federal Premium Tax Charge (1.25%)	$88
equals:	Net Premium	$6,019
less:	Mortality and Expense Risk charge (varies monthly)	$15
less	Monthly contract charge (5.00 per month in Policy Years 2 and following)	$0
less	Charges for cost of insurance (varies monthly)	$254
plus:	Net investment performance (varies daily)	$310
equals:	Cash Value	$6,060
plus:	DPL Account	$1,078
equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$7,138
There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual Policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the Policy unless the policyowner pays more than the stated Premium.

CorpExec VUL V:
This example is based on the charges applicable to a Policy during the First Policy Year, issued on a guaranteed issue basis, non-smoking insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $22,564, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a 6.00% hypothetical gross annual investment return, which results in a net annual effective investment return of 5.28% for all years:
	Premium Paid	$7,000
less:	Below Target Premium Sales Expense Charge	$980
	Above Target Premium Sales Expense Charge	$0
	State Premium Tax Charge (2%)	$140
	Federal Premium Tax Charge (1.25%)	$88
equals:	Net Premium	$5,792
less:	Mortality and Expense Risk charge (varies monthly)	$29
less	Monthly contract charge (5.00 per month in Policy Years 2 and following)	$0
less	Charges for cost of insurance (varies monthly)	$254
plus:	Net investment performance (varies daily)	$298
equals:	Cash Value	$5,807
plus:	DPL Account	$1,328
equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$7,135
There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual Policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the Policy unless the policyowner pays more than the stated Premium.

Description of the Policy

The Parties
There are three important parties to the Policy: the policyowner (or contract owner), the Insured, and the beneficiary (or payee). One party can have one or more of these roles. Each party plays an important role in a Policy.
POLICYOWNER: This person (persons) or entity can purchase and surrender a Policy, and can make changes to it, such as:
●
increase/decrease the Face Amount
●
choose a different Life Insurance Benefit (except that a change cannot be made to Option 3)
●
elect/add/terminate riders
●
change a beneficiary
●
choose/change underlying Allocation Alternatives
●
take a loan against or take a partial withdrawal from the Cash Value of the Policy.
The current policyowner has the right to transfer ownership to another party/entity. This must be done using our approved “Transfer of Ownership” form in effect at the time of the Request. Please note that the completed Transfer of Ownership form must be sent to our Service Office in Good Order. When we record the change, it will take effect as of the date the form was signed, subject to any payment made or other action we take before recording. Federal law requires all financial institutions to obtain, verify and record information that identifies each person who becomes the owner of an existing Policy. A transfer of ownership Request on any variable product requires that the new owner(s) submit financial and suitability information. In addition, following certain types of ownership transfer, you may not be eligible to receive the Alternative Cash Surrender Value upon surrender. For more information about Alternative Cash Surrender Value eligibility, please see "Surrenders—Full Surrenders—Requesting a Surrender."
INSURED: An Insured's personal information determines the cost of the life insurance coverage and whether the Life Insurance Proceeds become payable.
BENEFICIARY: The beneficiary is the person(s) or entity(ies) the policyowner specifies on our records to receive the Life Insurance Proceeds from the Policy. If the policyowner is an individual, he or she may name his or her estate as the beneficiary.
The parties named as policyowner and beneficiary may affect whether and to what extent the Life Insurance Proceeds may be received on a tax-free basis. See the discussion under “Federal Income Tax Considerations—Life Insurance Status of Policy” and “—IRC Section 101(j)—Impact on Employer-Owned Policies” for more information.
The Policy
The Policy provides life insurance protection on the named Insured. We will pay the designated beneficiary the Life Insurance Proceeds if the Policy is still in effect when the Insured dies.
The Policy offers:
1.
flexible Premium payments where you decide the timing and amount of the payment;
2.
a choice of three Life Insurance Benefit options;
3.
access to the Policy’s Cash Value through loans and partial withdrawal privileges (within limits);
4.
the ability to increase or decrease the Policy’s Face Amount of insurance (within limits);
5.
additional benefits through the use of optional riders; and
6.
a selection of Allocation Alternatives, including Investment Divisions and a Fixed Account with a GMIR.

Your Policy will stay in effect as long as the Cash Surrender Value of your Policy is sufficient to pay your Policy’s monthly deductions.
How the Policy Is Available
The Policy is available only as a Non-Qualified Policy. This means that the Policy is not available for use in connection with certain employee retirement plans that qualify for special treatment under the federal tax law. The minimum Face Amount of a Policy is $25,000. The policyowner may increase the Face Amount, subject to our underwriting rules in effect at the time of the Request. The Insured may not be older than age 85 as of the Policy Date or the date of any increase in Face Amount. Before issuing any Policy (or increasing its Face Amount), the policyowner must give us satisfactory evidence of insurability.
We may issue the Policy based on underwriting rules and procedures, which are based on NYLIAC’s eligibility standards. These may include guaranteed issue and full medical underwriting. Under certain arrangements, if our procedures permit guaranteed issue underwriting, the cost of insurance rates are higher for healthy individuals when this method of underwriting is used than under a substantially similar policy that is issued based on full medical underwriting. Therefore, Insureds in good health may be able to obtain coverage more economically under a policy that requires full medical underwriting.
We may issue the Policy on a unisex basis in certain states where applicable. For Policies issued on a unisex basis, the policyowner should disregard any reference in this prospectus that makes a distinction based on the gender of the Insured.
Policy Premiums
Once you have purchased your Policy, you can make Premium payments as often as you like and for any amount you choose, within limits. Other than the initial Premium, there are no required Premium payments. However, you may need to make additional Premium payments to keep your Policy from lapsing. The currently available methods of payment are: direct payments to NYLIAC and any other method to which we agree. (See “Premiums” for more information.)
Cash Value
After the free look period has expired, or after we receive your Policy delivery receipt, whichever is later, the Cash Value of the Policy at any time is the sum of the Accumulation Value in the Separate Account, plus the value in the Fixed Account and the Loan Account. A number of factors affect your Policy’s Cash Value, including, but not limited to:
●
the amount and frequency of the Premium payments;
●
the investment experience of the Investment Divisions you choose;
●
the interest credited on the amount in the Fixed Account;
●
the amount of any partial withdrawals you make (including any charges you incur as a result of such surrenders); and
●
the amount of charges we deduct.
Cash Surrender Value
The Cash Surrender Value equals the Cash Value less Policy Debt.
Alternative Cash Surrender Value
The Alternative Cash Surrender Value is equal to the Cash Value of the Policy, plus the value of the DPL Account. You are eligible to receive the ACSV provided the Policy has not been assigned, and the owner has not been changed, unless that change (1) was the result of a merger or acquisition and the successor owner was your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date ownership changed, or (2) was to a trust established by you for the purposes of providing employee benefits. The DPL Account is not available to support Monthly Deduction Charges or for purposes of a loan or partial withdrawal. The Alternative Cash Surrender Value is not available during the Right to Examine period.
Investment Divisions and the Fixed Account
We allocate your Net Premium among your selected Investment Divisions, each of which invests in a specific Eligible Portfolio, available under the Policy (See “Appendix—Eligible Portfolios Available Under the Policy” for our list of available Eligible Portfolios) and/or the Fixed Account, based on your instructions. Generally, you can allocate your Net Premium among up to 20 Investment Divisions at any one time, as well as to the Fixed Account. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Allocation Alternatives, including the Fixed Account; contact us for more information.
Amount in the Separate Account
We use the amount allocated to an Investment Division to purchase Accumulation Units within that Investment Division. We redeem Accumulation Units from an Investment Division when amounts are loaned, transferred, partially withdrawn, fully surrendered, or deducted for charges or loan interest. We calculate the number of Accumulation Units purchased or redeemed in an Investment Division by dividing the dollar amount of the Policy transaction by the Investment Division’s Accumulation Unit value. On any given day, the amount you have in the Separate Account is the value of the Accumulation Units you have in all of the Investment Divisions of the Separate Account. The value of the Accumulation Units you have in a given Investment Division equals the current Accumulation Unit value for the Investment Division multiplied by the number of Accumulation Units you hold in that Investment Division.
Determining The Value Of An Accumulation Unit
We calculate the value of an Accumulation Unit at the end of each Business Day. We determine the value of an Accumulation Unit by multiplying the value of that unit on the prior Business Day by the net investment factor.
CorpExec VUL II:
The net investment factor we use to calculate the value of an Accumulation Unit in any Investment Division is ((a) divided by (b)) minus (c), where:
(a)
is the net asset value of an Eligible Portfolio share, unit, or interest held in the Separate Account for that Investment Division determined at the end of the current Business Day on which we calculate the Accumulation Unit value, plus the per share, unit, or interest amount of any dividends paid or capital gain distributions made by the Eligible Portfolio if the ex-dividend date occurs since the end of the immediately preceding Business Day on which we calculate an Accumulation Unit value for that Investment Division; and
(b)
is the net asset value of an Eligible Portfolio share, unit, or interest held in the Separate Account for that Investment Division determined as of the end of the immediately preceding Business Day on which we calculated an Accumulation Unit value for that Investment Division; and
(c)
is the Mortality and Expense Risk Charge. This charge is deducted on a daily basis. It is currently equal to an annual rate of 0.25% of the average daily Accumulation Value of each Investment Division’s assets.
CorpExec VUL III, IV, and V:
The net investment factor we use to calculate the value of an Accumulation Unit in any Investment Division is (a) divided by (b), where:
(a)
is the net asset value of an Eligible Portfolio share, unit, or interest held in the Separate Account for that Investment Division determined at the end of the current Business Day on which we calculate the Accumulation Unit value, plus the per share, unit, or interest amount of any dividends paid or capital gain distributions made by the Eligible Portfolio if the ex-dividend date occurs since the end of the immediately preceding Business Day on which we calculate an Accumulation Unit value for that Investment Division; and

(b)
is the net asset value of an Eligible Portfolio share, unit, or interest held in the Separate Account for that Investment Division determined as of the end of the immediately preceding Business Day on which we calculated an Accumulation Unit value for that Investment Division.
The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease.
Amount in the Fixed Account
If your Policy was issued before May 1, 2012, you can choose to allocate all or part of your Net Premium payments to the Fixed Account. If your Policy was issued on or after May 1, 2012, we can limit the amount of Net Premium (and Cash Value) that may be allocated to the Fixed Account, including not allowing any Premium to be allocated to the Fixed Account. Until further notice, you may continue to allocate Net Premium to the Fixed Account according to the percentage allocation that was in effect as of April 20, 2020 (the “Current Allocation”). You may increase your allocation of Net Premium to the Fixed Account, but your Net Premium Allocation percentage will be capped at an additional 5 percentage points over the lower of: (1) the Current Allocation; or (2) the lowest Net Premium allocation percentage that you select, if you subsequently reduce your Net Premium allocation percentage below the Current Allocation.
For example, if the Current Allocation is 10%, you may increase your allocation of Net Premium to the Fixed Account to a maximum percentage of 15%. However, if you reduce your allocation of Net Premium to the Fixed Account to 7% thereafter, the maximum percentage of Net Premium that you may allocate to the Fixed Account will be reduced to 12%, and subsequent increases in your Net Premium allocation percentage will not increase your maximum allocation percentage.
Any limitations on transfers are described in "Transfers Among Investment Divisions and the Fixed Account" below.
The amount you have in the Fixed Account equals:

(1) the sum of the Net Premium payments you have allocated to the Fixed Account;
plus
(2) any transfers you have made from the Separate Account to the Fixed Account;
plus
(3) any interest credited to the Fixed Account;
less
(4) any partial withdrawals you have taken from the Fixed Account;
less
(5) any charges we have deducted from the Fixed Account;
less
(6) any transfers you have made from the Fixed Account to the Separate Account or to the Loan Account.
Transfers Among Investment Divisions and the Fixed Account
There is no charge for the first twelve transfers in any one Policy Year. NYLIAC may apply a transfer charge, which will not exceed $30 for each transfer in excess of twelve per Policy Year. This charge will be applied on a pro-rata basis to the Allocation Alternatives to which the transfer is being made. Transfer Requests must be submitted to our Service Office.
Transfers among Investment Divisions and from the Investment Divisions to the Fixed Account:
You may transfer all or part of the Cash Value among Investment Divisions or from an Investment Division to the Fixed Account. Transfers may also be made from the Fixed Account to the Investment Divisions, subject to the following conditions:
●
Minimum Transfer—Unless we agree otherwise, the minimum amount that may be transferred is the lesser of: (i) $500 or (ii) the value of the Accumulation Units in the Investment Division from which the transfer is being made.
●
Minimum Remaining Value—After the transfer, the value of: (i) the remaining Accumulation Units in an Investment Division or (ii) the Fixed Account must be at least $500. If the remaining value would be less than $500, we have the right to include that amount as part of the transfer.

Transfers to or from the Investment Divisions will be made based on the Accumulation Unit values on the Business Day on which NYLIAC receives the transfer Request. Transfers received after the close of the NYSE (usually 4 p.m. Eastern Time) on a Business Day, or on a non-Business Day, will be priced as of the next Business Day.
Transfers from the Fixed Account to the Investment Divisions:
You may make one transfer from the Fixed Account to the Investment Divisions, subject to the following three conditions:
●
Maximum Transfer—The maximum amount you can transfer from the Fixed Account to the Investment Divisions during any Policy Year is the greater of (i) 20% of the amount in the Fixed Account at the beginning of the Policy Year, (ii) the previous Policy Year’s transfer amount, or (iii) $5,000. During the retirement year (i.e., the Policy Year following the Insured’s 65th birthday or a date you indicate in the application), or another date you Request and we approve, the 20% maximum transfer limitation will not apply for a one-time transfer.
●
Minimum Transfer—Unless we agree otherwise, the minimum amount that may be transferred is $500.
●
Minimum Remaining Value—After the transfer, the value remaining in the Fixed Account must be at least $500. If the remaining value would be less than $500, we have the right to include that amount as part of the transfer. (This will apply even in cases where we have limited the maximum that you may transfer, as stated above).
Limits On Transfers
Procedures Designed to Limit Potentially Harmful Transfers—This Policy is not intended as a vehicle for market timing. Generally, we require that all transfer Requests be submitted through the U.S. mail or an overnight carrier. We may permit, in certain limited circumstances for a limited category of policies, transfer Requests to be submitted by fax or e-mail transmission. These requirements are designed to limit potentially harmful transfers.
Your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.
Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the Policy, we may, for example:
●
reject a transfer Request from you or from any person acting on your behalf;
●
restrict the method of making a transfer;
●
charge you for any redemption fee imposed by an underlying Fund; and/or
●
limit the dollar amount, frequency or number of transfers.
We do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the NYLIM VP U.S. Government Money Market Investment Division or Fidelity® VIP Government Money Market Portfolio or within six months of the issuance of a Policy immediately after funds have been transferred to the NYLIM VP U.S. Government Money Market Investment Division or Fidelity® VIP Government Money Market Portfolio at the expiration of the free look period, and transfers made pursuant to the Dollar Cost Averaging and Automatic Asset Reallocation options.
We may change these limitations or restrictions or add new ones at any time without prior notice; your Policy will be subject to these changes regardless of the Issue Date of your Policy. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer Request, regardless of when your Policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.
We apply our limits on transfers procedures to all owners of this Policy without exception.
Orders for the purchase of Eligible Portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer Request into an Investment Division if the purchase of shares in the corresponding Eligible Portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer Request will be rejected or reversed if any part of it is not accepted by any one of the Funds or is restricted for any reason. Transfer Requests must be sent to our Service Office. Standing allocation instructions into a Fund that has been restricted will also be rejected, reversed or modified until further allocation instructions are received from you. For transfers through the Dollar Cost Averaging programs, the restricted portion of the transfer will be temporarily allocated to the Fidelity® VIP Government Money Market Portfolio. For Automatic Asset Reallocation, the whole program may be terminated or suspended if any portion of the transfer is to a restricted Fund. We will provide you with written notice of any transfer Request we reject, reverse, or modify. You should read the Eligible Portfolios’ prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 of the 1940 Act, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.
Risks Associated with Potentially Harmful Transfers—Our transfer procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the Policies.
●
We do not currently impose redemption fees on transfers or expressly limit the number or maximum amount of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.
●
Our ability to detect and deter potentially harmful transfer activity may be limited by Policy provisions.
(1)
The underlying Eligible Portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Eligible Portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Eligible Portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.
(2)
The purchase and redemption orders received by the underlying Eligible Portfolios reflect the aggregation and netting of multiple orders from owners of this Policy and other variable policies we issue. The nature of these combined orders may limit the underlying Eligible Portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Eligible Portfolio believes that a combined order we submit may reflect one or more transfer Requests from owners engaged in potentially harmful transfer activity, the underlying Eligible Portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen.
●
Other insurance companies that invest in the Eligible Portfolios underlying this Policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose Investment Divisions correspond to the affected underlying Eligible Portfolios.
●
Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to, among other things:
(1)
an adverse effect on management of the underlying Eligible Portfolio, such as:
a)
impeding the portfolio manager’s ability to sustain an investment objective;
b)
causing the Eligible Portfolio to maintain a higher level of cash than would otherwise be the case; or
c)
causing the Eligible Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial surrenders or transfers out of the underlying Eligible Portfolio.
(2)
increased administrative and brokerage expenses.

(3)
dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of the underlying Eligible Portfolio are made when, and if, the underlying Eligible Portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).
Additional Benefits Through Riders and Options
You can apply for additional benefits by selecting policy options and/or an optional rider. We approve the issuance of a rider based on our standards and limits for issuing insurance and classifying risks. An additional “Term Insurance Benefit” is provided by a rider and is subject to the terms of both the Policy and the rider. The policyowner may select either the Supplementary Term Rider (“STR”) or the Level Term Rider (“LTR”), but not both riders. Also, the STR is not available to policyowners who elect the Guideline Premium Test (see “Premiums—Premium Payments” for more information). If desired, the riders must have been elected at the time the Policy application was completed. Unlike the STR (which adjusts to maintain a targeted Life Insurance Benefit in combination with the base Policy), the LTR provides for a level amount of Term Insurance Benefit in addition to the base Policy as shown on the Policy Data Pages. Dollar Cost Averaging and Automatic Asset Reallocation are options that are available without any additional ongoing costs. The following policy options and riders are currently available.
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Dollar Cost Averaging (DCA)
DCA is a systematic method
of investing that allows you
to purchase shares of the
Investment Divisions at
regular intervals in fixed
dollar amounts so that the
cost of your shares is
averaged over time and over
various market cycles. There
is no charge for electing
DCA.
Optional
To set up DCA, in addition to
sending a completed DCA
form to our Service Office in
Good Order, you must
specify:
•the dollar amount you want
to have transferred
(minimum transfer $100);
•the Investment Division
from which you want to
transfer money;
•the Investment Division(s)
and/or Fixed Account to
which you want to transfer
money;
•the date on which you want
the transfers to be made,
within limits; and
•how often you would like
the transfers made, either
monthly, quarterly,
semi-annually, or annually.
You may not make DCA
transfers from the Fixed
Account, but you may
make DCA transfers into
the Fixed Account, subject
to any limits specified in
the section, “Description of
the Policy—Investment
Divisions and the Fixed
Account—Transfers Among
Investment Divisions and
the Fixed Account.”
You may elect this option if

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

your Cash Value is $2,500
or more. We will suspend
this option automatically if
the Cash Value is less than
$2,000 on a transfer date.
Once the Cash Value
equals or exceeds $2,000,
the DCA transfers will
resume automatically as
last requested.
You cannot elect Automatic
Asset Reallocation if you
have chosen DCA.
However, you have the
option of alternating
between these two Policy
options.

Automatic Asset Reallocation (AAR)
If you choose this option, we
will reallocate your assets
automatically on a schedule
you select among the
Investment Divisions to
maintain a predetermined
percentage invested in the
Investment Division(s) you
have selected. For example,
you could specify that 50% of
the amount you have in the
Investment Divisions of the
Separate Account be
allocated to one Investment
Division, while the other 50%
be allocated to another
Investment Division. Over
time, however, performance
variations in each of these
Investment Divisions would
cause this balance to shift.
There is no charge for
electing AAR.
Optional
•Values in the Fixed
Account are excluded from
AAR.
•Your AAR will be cancelled
if a premium allocation
change or Investment
Division transfer is
submitted on your behalf
and the AAR is not also
modified at the time to be
consistent with your
Investment Division
transfer and premium
allocation changes.
•You may elect this option if
your Cash Value in your
Separate Account is
$2,500 or more. We will
suspend this option
automatically if your Cash
Value in the Separate
Account is less than
$2,000 on a reallocation
date. Once your Cash
Value in the Separate
Account equals or exceeds
this amount, AAR will
resume automatically as
scheduled.
•You cannot elect AAR if
you have chosen DCA.
However, you have the
option of alternating
between these two Policy
options.

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Loans
You may borrow any amount
up to the Loan Value of the
Policy. The value in the Loan
Account will never be less
than (a + b) – c, where: a =
the amount in the Loan
Account on the prior Policy
Anniversary; b = the amount
of any loan taken since the
prior Policy Anniversary; and
c = any loan amount repaid
since the prior Policy
Anniversary.
Optional
•Loan requests are subject
to the Minimum
Redemption amount of
$500 per Investment
Division
•When you take a loan
against your Policy, the
loaned amount that we
hold in the Loan Account is
charged an Effective
Annual Loan Interest Rate
of 4.00%. The maximum
loan interest rate that we
will charge is 6.00%.
•When you take a loan
against your Policy, the
loaned amount that we
hold in the Loan Account
may also earn interest.
These rates may be
different from those we
charge you for loan
interest. They are not
guaranteed, and we can
change them at any time
subject to the minimums
described above.
(See “Charges Associated
with the Policy—Loan
Charges”; “Loans”,
“Loans—Interest Credited
on the Cash Value Held as
Collateral for a Policy
Loan”; and “Table of Fees
and Expenses—Periodic
Charges Other than
Eligible Portfolios’
Operating
Expenses—Loan Interest”
for more information.)

Supplementary Term Rider (STR)
The STR provides a Term
Insurance Benefit, which
when added to the Base
Policy Face Amount, creates
a Target Face Amount. The
Term Insurance Benefit is
payable when the Insured
dies while the STR is in
effect. The Term Insurance
Benefit can be: increased or
decreased to change the
Target Face Amount; or
Optional
•Only available at issue.
•Not available to
policyowners who elect the
Guideline Premium Test.
•Target Face Amount may
not be decreased to an
amount below $26,000,
unless the decrease is due
to a partial withdrawal
under the Policy.
•Rider Face Amount may
not exceed 10 times the

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
	converted to increase the Policy Face Amount.		base Policy’s Face Amount.
Level Term Rider (LTR)
This LTR provides a Term
Insurance Benefit, which
when added to the Base
Policy Face Amount, creates
a Target Face Amount. The
Term Insurance Benefit is
payable when the Insured
dies while the LTR is in
effect. The Term Insurance
Benefit can be: increased or
decreased; or converted to
increase the Policy Face
Amount.
Optional
•Only available at issue.
•Total of the Term Insurance
Benefit and the Face
Amount of the base Policy
may not be decreased to
an amount below
$150,000, unless the
decrease is due to a partial
withdrawal under the
Policy.
•The Term Insurance
Benefit may not exceed 10
times the base Policy’s
Face Amount.

Dollar Cost Averaging
Dollar Cost Averaging is a systematic method of investing that allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. To set up Dollar Cost Averaging, you must send a completed Dollar Cost Averaging form to our Service Office in Good Order. There is no charge for electing Dollar Cost Averaging.
The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure growth or protect against a loss in declining markets.
We do not count Dollar Cost Averaging transfers against any limitations we may impose on the number of free transfers. We will make all Dollar Cost Averaging transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You may specify any day of the month other than the 29th, 30th, or 31st of a month. We will not process a Dollar Cost Averaging transfer unless we have received a Request. We must receive this Request at least five Business Days before the date Dollar Cost Averaging transfers are scheduled to begin. If your Request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your Request.
You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging option, we must receive a Request. You may not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two Policy features.
Automatic Asset Reallocation (AAR)
As noted above, if you choose this option, we will reallocate your assets automatically on a schedule you select among the Investment Divisions to maintain a predetermined percentage invested in the Investment Division(s) you have selected. To set up AAR, you must send a completed AAR form to our Service Office in Good Order. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, however, performance variations in each of these Investment Divisions would cause this balance to shift. With the AAR option, we will reallocate the amount you have in the Separate Account among the Investment Divisions you have selected so that they are invested in the percentages you specify.

We will make AAR transfers either quarterly, semi-annually, or annually (but not monthly), based on your Policy Anniversary. If your Policy Anniversary is on the 29th, 30th, or 31st of a month, the reallocation transfer will occur on the 28th of the month. AAR transfers may be canceled subject to the terms outlined in the Table above. To process AAR transfers, or to cancel or modify an existing AAR, you must send a Request. NYLIAC must receive your Request no later than five Business Days prior to the date the transfer(s) are scheduled to begin. If your Request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your Request.
There is no minimum amount which you must allocate among the Investment Divisions under this option. We do not count AAR transfers against any limitations we may impose on the number of free transfers.
Supplementary Term Rider
This rider provides a Term Insurance Benefit that is payable when the Insured dies while this rider is in effect. It insures the same individual covered by the base Policy. On the Issue Date, the Term Insurance Benefit is the amount specified in the application. The initial Term Insurance Benefit is shown on the Policy Data Pages. The initial Term Face Amount, when added to the initial Face Amount of the base Policy, equals the initial Target Face Amount, which is also shown on the Policy Data Pages.
As described under the “Policy Payment Information—Life Insurance Benefit Options” section, the Life Insurance Benefit amount could automatically increase or decrease. In such case, the Term Insurance Benefit will automatically be adjusted.
On each Monthly Deduction Day beginning with the second, the Term Insurance Benefit will automatically be set in accordance with the Life Insurance Benefit Option that is in effect on the Policy as follows:
●
Option 1—The Term Insurance Benefit will equal the Target Face Amount minus the Life Insurance Benefit.
●
Option 2—The Term Insurance Benefit will equal the Target Face Amount plus the Alternative Cash Surrender Value minus the Life Insurance Benefit.
●
Option 3—The Term Insurance Benefit will equal the Target Face Amount plus the Cumulative Premium Amount minus the Life Insurance Benefit.
However, if on a Monthly Deduction Day, the Term Insurance Benefit is automatically reduced to zero, the STR will still remain in force. If the Policy’s Life Insurance Benefit subsequently decreases as described in Section 1.3 of the Policy, the Term Insurance Benefit will again be adjusted based on the Life Insurance Benefit Option specified.
Within certain limits, the policyowner may:
●
Increase or decrease the Term Insurance Benefit, which will result in a corresponding change to the Target Face Amount; and/or
●
Convert the STR to increase the Face Amount of the base Policy. The Target Face Amount of the Policy after this conversion will be the same as the Target Face Amount of the Policy before the conversion.
The policyowner may request changes to the Policy under the STR if:
(a)
the Target Face Amount is not decreased to an amount below $26,000, unless the decrease is due to a partial withdrawal under the Policy.
(b)
the Term Insurance Benefit does not exceed 10 times the base Policy’s Face Amount. This requirement prohibits the policyowner from either increasing the Term Insurance Benefit or decreasing the base Policy’s Face Amount to an amount that would violate this maximum ratio.
Coverage under the STR ends on the earliest of:
(a)
the Monthly Deduction Day on or next following our receipt of the policyowner’s signed Request to cancel the rider,
(b)
the Policy Anniversary on which the Insured's Attained Age is or would have been 100, as required by law,

(c)
the date the STR is fully converted, or
(d)
the date the base Policy ends or is surrendered.
Examples:
CorpExec VUL II
The following illustrates the benefit available under a Policy with the STR, assuming an Initial Term Face Amount of $100,000 as part of a Target Face Amount of $200,000, issued on a male Insured, aged 45, Non-Smoker, guaranteed issue, who dies at the beginning of Policy Year 10 under the rider, where Death Benefit Option 1 has been selected and Premium payments of $4,795 have been paid annually for seven years.
Policy Year	Annual Cost of Insurance Charge	Total Cost of Insurance Charge	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit Paid	Term Insurance Benefit Paid
1	$62.04	$62.04	$9.60	$9.60	$0	$0
2	$66.89	$128.93	$20.40	$30.00	$0	$0
3	$95.96	$224.89	$33.60	$63.60	$0	$0
4	$128.40	$353.29	$63.60	$127.20	$0	$0
5	$138.60	$491.89	$96.00	$223.20	$0	$0
6	$144.48	$636.37	$229.20	$452.40	$0	$0
7	$151.11	$787.48	$354.00	$806.40	$0	$0
8	$166.01	$953.49	$510.00	$1,316.40	$0	$0
9	$177.08	$1,130.57	$536.40	$1,852.80	$0	$0
10	$0.00	$1,130.57	$0.00	$1,852.80	$100,000	$100,000
CorpExec VUL III, IV, and V
The following illustrates the benefit available under a Policy with the STR, assuming an Initial Term Face Amount of $100,000 as part of a Target Face Amount of $200,000, issued on a male Insured, aged 45, Non-Smoker, guaranteed issue, who dies at the beginning of Policy Year 10 under the rider, where Death Benefit Option 1 has been selected and Premium payments of $5,641 have been paid annually for seven years.
Policy Year	Annual Cost of Insurance Charge	Total Cost of Insurance Charge	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit Paid	Term Insurance Benefit Paid
1	$61.54	$61.54	$0.00	$0.00	$0	$0
2	$65.79	$127.33	$27.60	$27.60	$0	$0
3	$93.45	$220.78	$50.40	$78.00	$0	$0
4	$123.60	$344.38	$79.20	$157.20	$0	$0
5	$131.58	$475.96	$114.00	$271.20	$0	$0
6	$134.04	$610.00	$164.40	$435.60	$0	$0
7	$136.29	$746.29	$226.80	$662.40	$0	$0
8	$148.92	$895.21	$295.20	$957.60	$0	$0
9	$157.91	$1,053.12	$320.40	$1,278.00	$0	$0
10	$0.00	$1,053.12	$0.00	$1,278.00	$100,000	$100,000

Level Term Rider
This rider provides a Term Insurance Benefit that is payable when the Insured dies while this rider is in effect. It insures the same individual covered by the base Policy. On the Issue Date, the Term Insurance Benefit of this rider is the amount specified in the application and is shown on the Policy Data Pages.
Within certain limits, the policyowner may:
●
Increase or decrease the Term Insurance Benefit of the rider; and/or
●
Convert this rider to increase the Face Amount of policyowner’s base Policy.
If the LTR is in effect, the policyowner may request changes to the base Policy if:
(a)
the total of the Term Insurance Benefit of this rider and the Face Amount of the base Policy is not decreased to an amount below $150,000 unless the decrease is due to a partial withdrawal under the base Policy.
(b)
the Face Amount of the rider does not exceed 10 times the base Policy’s Face Amount. This requirement prohibits the policyowner from either increasing the Term Insurance Benefit of the rider or decreasing the base Policy’s Face Amount to an amount that would violate this maximum ratio.
Coverage under the LTR ends on the earliest of:
(a)
the Monthly Deduction Day on or next following our receipt of the policyowner’s signed Request to cancel the LTR,
(b)
the Policy Anniversary on which the Insured's Attained Age is or would have been 100, as required by law,
(c)
the date the LTR is fully converted, or
(d)
the date the base Policy ends or is surrendered.
Examples:
CorpExec VUL II
The following illustrates the benefit available under a Policy with the LTR, assuming an Initial Term Face Amount of $100,000, issued on a male Insured, aged 45, Non-Smoker, guaranteed issue, who dies at the beginning of Policy Year 10 under the rider, where Death Benefit Option 1 has been selected and Premium payments of $4,795 have been paid annually for seven years.
Policy Year	Annual Cost of Insurance Charge	Total Cost of Insurance Charge	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit Paid	Term Insurance Benefit Paid
1	$62.04	$62.04	$9.60	$9.60	$0	$0
2	$66.89	$128.93	$20.40	$30.00	$0	$0
3	$95.96	$224.89	$33.60	$63.60	$0	$0
4	$128.40	$353.29	$63.60	$127.20	$0	$0
5	$138.60	$491.89	$96.00	$223.20	$0	$0
6	$144.48	$636.37	$229.20	$452.40	$0	$0
7	$151.11	$787.48	$354.00	$806.40	$0	$0
8	$166.01	$953.49	$510.00	$1,316.40	$0	$0
9	$177.08	$1,130.57	$536.40	$1,852.80	$0	$0
10	$0.00	$1,130.57	$0.00	$1,852.80	$100,000	$100,000

CorpExec VUL III, IV, and V
The following illustrates the benefit available under a Policy with the LTR, assuming an Initial Term Face Amount of $100,000, issued on a male Insured, aged 45, Non-Smoker, guaranteed issue, who dies at the beginning of Policy Year 10 under the rider, where Death Benefit Option 1 has been selected and Premium payments of $4,791 have been paid annually for seven years.
Policy Year	Annual Cost of Insurance Charge	Total Cost of Insurance Charge	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit Paid	Term Insurance Benefit Paid
1	$61.54	$61.54	$0.00	$0.00	$0	$0
2	$65.79	$127.33	$27.60	$27.60	$0	$0
3	$93.45	$220.78	$50.40	$78.00	$0	$0
4	$123.60	$344.38	$79.20	$157.20	$0	$0
5	$131.58	$475.96	$114.00	$271.20	$0	$0
6	$134.04	$610.00	$164.40	$435.60	$0	$0
7	$136.29	$746.29	$226.80	$662.40	$0	$0
8	$148.92	$895.21	$295.20	$957.60	$0	$0
9	$157.91	$1,053.12	$320.40	$1,278.00	$0	$0
10	$0.00	$1,053.12	$0.00	$1,278.00	$100,000	$100,000
Term Rider vs. Base Policy Coverage
You should consider a number of factors when deciding whether to purchase life insurance benefit coverage under the base Policy only or in conjunction with the STR or LTR. There can be some important cost differences.
Sales Expense Charges: If you compare a Policy with a term rider to one that provides the same initial life insurance benefit without a term rider, the Policy with the rider will have a lower Target Premium and Sales Expense Charges may be lower. This is because Sales Expense Charges are based on the amount of the Target Premium. Generally, the higher the Premium you pay, the greater the potential cost savings and positive impact on Cash Value growth that a term rider may have. See “Charges Associated with the Policy—Deductions From Premium Payments—Sales Expense Charge” for a discussion of how Sales Expense Charges are calculated.
If lowering up front sales expense costs are important to you or if you plan to fund the Policy at certain levels, you should consider including one of the term riders since this can help lower your initial costs and enhance overall Policy performance.
Cost of Insurance Charges: The current Cost of Insurance charges are different under base Policy coverage than under a term rider. In general, these rates are lower for life insurance benefit coverage provided under a term rider than coverage under the base Policy for the first six Policy Years. Usually, beginning in Policy Year seven, the Cost of Insurance rates under the term rider may be higher than the Cost of Insurance charges under the base Policy. This can affect your Policy in different ways depending on the timing and amount of Premiums you pay into the Policy, in particular, during the period referenced above, as well as the Policy’s actual investment performance.
If, during the life of the Policy, your Cash Value is at a low level either because your overall funding has been low or your actual investment experience has been poor, the negative impact of the higher Cost of Insurance charges on the Cash Value will be greater. Therefore, the lower the Premiums paid and/or the worse the actual investment experience, the greater possibility that a Policy with a term rider will not perform as well as a Policy with base coverage only.
Compensation for Policy Sales: Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of STR coverage. These compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer.

You should review several illustrations with various combinations of base Policy and term rider coverage using a variety of rates of return. Your choice as to how much term coverage you should elect should be based on your individual plans with respect to Premium amounts, level of risk tolerance, and the time you plan to hold the Policy. Please ask your Registered Representative to review your various options.
Tax-Free “Section 1035” Insurance Policy Exchanges
Generally, you may exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the IRC. However, because we have discontinued sales of this Policy, you may not exchange another Policy for one described in this prospectus. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your existing Policy and you will have to pay sales expense charges on the new Policy (See “Charges Associated with the Policy—Deductions from Premium Payments—Sales Expense Charge” for more information). Also, some charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange one Policy for another unless you determine, after knowing all of the facts that the exchange is in your best interest.
Because the final surrender value of your existing Policy will be calculated once the new life insurance Policy has been approved for issuance, this final surrender value may be affected by increases or decreases in Policy values that result from market fluctuations during the period between submission of the exchange Request and actual processing. The final surrender value may be calculated several Business Days after we receive your exchange Request. Please consult your current insurer for options to potentially mitigate market exposure during this period. In addition, as we will not issue the new Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy in an exchange could be delayed.
Attained Age 100 Policy Anniversary
Beginning on the Policy Anniversary on which the Insured’s Attained Age is 100, the Life Insurance Benefit will equal the Cash Value for all subsequent years, but the following limitations will apply:
(a)
No further Planned or Unplanned Premiums will be allowed, except as needed to keep your Policy from lapsing, and no further deductions for Cost of Insurance charges will be made from the Cash Value. We will continue to deduct all other Monthly Deduction Charges.
(b)
The amount in the Fixed Account will continue to accumulate interest.
(c)
You may Request new Policy loans and loan interest will continue to accrue on any new and existing loans at the Effective Annual Loan Interest Rate. However, if the amount of the Policy Debt is greater than the Cash Value of your Policy, your Policy could lapse.
(d)
Partial withdrawals and loan repayments will continue to be allowed.
(e)
Changes to the Life Insurance Benefit Option will not be allowed.
(f)
The Policy may be surrendered for its proceeds by submitting a Notice to us.
(g)
Any riders attached to your Policy will end, unless stated otherwise in the rider.
(h)
Any assets in the Separate Account will continue to participate in the investment experience of the Investment Divisions.
(i)
Transfers among the Allocation Alternatives will continue to be allowed, subject to the limitations described in this prospectus. Please refer to “Description of the Policy—Investment Divisions and the Fixed Account—Transfers Among Investment Divisions and the Fixed Account” for more information on these limitations.
Your Policy may not qualify as life insurance after the Insured’s Attained Age 100 under federal tax law and may be subject to adverse tax consequences. Please consult your tax advisor before choosing to continue the Policy or take a Policy loan after Attained Age 100.
If your Policy is still in effect when the Insured dies, we will pay the Life Insurance Proceeds to the beneficiary.

24 Month Exchange Privilege
Within the first 24 months after the Issue Date of your Policy, if you decide that you do not want to own your Policy, you may exchange it for a policy on the life of the Insured without evidence of insurability.
The new policy will be on a permanent plan of life insurance, which we were offering for this purpose on the Issue Date of the existing Policy. The new policy will have a face amount equal to the initial Face Amount of your existing Policy. It will be based on the same Policy Date, Insured's class of risk, gender, and issue age, but will not offer variable Allocation Alternatives, such as Investment Divisions. The new policy will have the same provisions and be subject to the same limitations as are in the series of permanent plan life insurance policies being issued by us on that date. Any riders attached to the existing Policy will end on the date of exchange, unless we agree otherwise.
To exchange your Policy:
●
your Policy must be in effect on the date of the exchange;
●
you must repay any Policy Debt;
●
you must send a Request to our Service Office; and
●
if necessary, we will require you to make any adjustment between the premiums and Cash Values of the existing Policy and the new policy.
You will have to pay any sales expense charges imposed by the new policy. Upon an exchange of a Policy, all riders and all benefits will end unless we agree otherwise or unless required under state law.
On the Business Day we receive a Request for an exchange, the Cash Value of the Policy will be transferred into the Fixed Account, where it will remain until these requirements are met. The date of exchange will be the later of: (a) the Business Day the policyowner sends the Policy to our Service Office along with a Request; or (b) the Business Day we receive the Policy at our Service Office and the necessary payment for the exchange, if any. Requests received after 4:00 p.m. (Eastern Time) on a Business Day, or on a non-Business Day, will be processed as of the next Business Day.
Policy values may increase or decrease due to market fluctuations during the period between submission of the exchange Request and the issuance of the new policy, which could affect the Cash Value applied to your new policy.

Loans

Using the Policy as sole security, you may borrow any amount up to the Loan Value of the Policy. The value in the Loan Account will never be less than (a + b) - c, where:
a = the amount in the Loan Account on the prior Policy Anniversary;
b = the amount of any loan taken since the prior Policy Anniversary; and
c = any loan amount repaid since the prior Policy Anniversary.
The effective date of the loan is the Business Day we receive your loan Request, if we receive it before the close of regular trading on the NYSE, generally 4 P.M. EST. Requests received after the NYSE closes are effective the next Business Day.
Generally, we will disburse your loan in one lump sum within seven days after we receive all necessary documentation and information in Good Order. However, we may delay payment under certain circumstances. See “Policy Payment Information—When We Pay Policy Proceeds” for more information.
Your Policy as Collateral for a Loan
Your Policy will be used as collateral to secure your loan. Any amount that secures a loan remains part of your Policy’s Cash Value but is transferred to the Loan Account. We credit any amount that secures a loan (the loaned amount) with an interest rate that we expect to be different from the interest rate we credit on the Fixed Account.
The Loan Account secures any Policy Debt and is part of our General Account. When you Request a loan, or when outstanding interest is added to and becomes part of a loan (Policy Debt), a transfer of funds will be made from the Allocation Alternatives, so that the Cash Value in the Loan Account is at least 100% of the requested loan plus any existing Policy Debt. When you request a loan, you may specify the Allocation Alternatives from which the transfer should occur. If you do not specify the source, the transfer amount will be deducted pro-rata from the Allocation Alternatives.
If the requested loan exceeds the amount invested in the specified Allocation Alternatives, the balance will be transferred pro-rata from your assets in the remaining Allocation Alternatives you have.
Transfers from the Investment Alternatives to the Loan Account are subject to the Minimum Redemption amount of $500 per Investment Division. See “Description of the Policy—Investment Divisions and the Fixed Account—Transfers Among the Investment Divisions and the Fixed Account.”
On each Policy Anniversary, if the Policy Debt exceeds the amount in the Loan Account, the excess amount will be transferred from the Allocation Alternatives on a pro rata basis to the Loan Account.
On each Policy Anniversary, if the amount in the Loan Account exceeds the Policy Debt, the excess will be transferred from the Loan Account to the Allocation Alternatives. We reserve the right to do this on a monthly basis. Amounts will first be transferred to the Fixed Account up to an amount equal to the total amounts that had previously been transferred from the Fixed Account to the Loan Account. Any additional amounts being transferred out of the Loan Account will be allocated according to the policyowner’s Premium allocation in effect at the time of transfer unless the policyowner tells us otherwise.
Loan Interest
While the guaranteed maximum annual loan interest rate is 6.00%, we currently charge an Effective Annual Loan Interest Rate of 4.00%, payable in arrears. Loan interest accrues each day and is compounded annually. Any loan interest that you do not pay as of the Policy Anniversary will become part of the loan, and will also accrue interest. An amount may need to be transferred to the Loan Account to cover this increased loan amount.
On the date of death, the date the Policy ends, the date of a loan repayment, or on any other date we specify, we will make any adjustment in the loan that is required to reflect any interest paid for any period beyond that date.

If we have set a rate lower than 6.00% per year, any subsequent increase in the interest rate will be subject to the following conditions:
(1)
The effective date of any increase in the interest rate for loans will not be earlier than one year after the effective date of the establishment of the previous rate.
(2)
The amount by which the interest rate can be increased will not exceed one percent per year, but the interest will in no event ever exceed 6.00%.
(3)
We will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.
(4)
If a loan is outstanding 40 days or more before the effective date of an increase in the interest rate, we will notify the Policyowner of that increase at least 30 days prior to the effective date of the increase.
(5)
We will give notice of any increase in the interest rate when a loan is made during the 40 days before the effective date of the increase.
Interest Credited on the Cash Value Held as Collateral for a Policy Loan
When you take a loan against your Policy, the loaned amount that we hold in the Loan Account may earn interest at a different rate from the Effective Annual Loan Interest Rate. The rate on the Loan Account may also be different from the rate we credit on amounts in the Fixed Account. We guarantee that the rate we credit on the Loan Account will never be less than the greater of (1) the Effective Annual Loan Interest Rate, less 2.00%; or (2) the GMIR we credit to the Fixed Account. Interest accrues daily and is credited on each Monthly Deduction Day.
For the first ten Policy Years, the rate we currently expect to credit on loaned amounts is 0.50% less than the Effective Annual Loan Interest Rate we charge. Beginning on the eleventh Policy Year, the rate we currently expect to credit on loaned amounts is 0.25% less than the Effective Annual Loan Interest Rate we charge. These rates are not guaranteed and we can change them at any time, subject to the above-mentioned minimums.
Loan Repayment
All or part of an unpaid loan can be repaid before the Insured’s death or before the Policy is surrendered. When a loan repayment is made, we will transfer immediately the excess amount in the Loan Account resulting from the loan repayment in accordance with the procedures set forth under “Loan Account” above. We will also transfer excess amounts in the Loan Account resulting from interest accrued in accordance with those procedures. Payments received by NYLIAC will be applied as directed by the policyowner.
Excess Loan Condition
If the Policy Debt is greater than the Cash Value, we will mail a notice to you at your last known address. We will also send a copy of the notice to the last known assignee, if any, on our records. If you do not pay the excess of the Policy Debt over the Cash Value within 31 days after the day we mail you this notice, we will terminate your Policy. This could result in a taxable gain and penalty tax to you. (See "Termination and Reinstatement—Reinstatement Option.”)
The Effect of a Policy Loan
A loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because the amounts borrowed are removed from your Investment Divisions (which receive investment performance) and placed in the Loan Account (which earns interest at a fixed rate). Investment results will apply only to the amounts remaining in your Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate credited to the Loan Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest credited to the Loan Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the Policy Debt will reduce the Cash Surrender Value and the Life Insurance Proceeds that might otherwise be payable.

In addition, to the extent that a loan is not paid and the accrued interest is added to the Policy Debt, that interest becomes unpaid capitalized loan interest. Unpaid capitalized loan interest generally will be treated as a new loan under the IRC. If the Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you. In addition, for all Policies, if the loans taken, including unpaid loan interest, exceed the Cumulative Premium Amount, Policy surrender or Policy lapse will result in a taxable gain to you. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the Loan Account. (See “Federal Income Tax Considerations” for more information.)

Premiums

Premium payments are classified as Planned or Unplanned Premiums.
The current available methods of payment are: direct payment to NYLIAC or any other method agreed to by us.
No Premium payment, Planned or Unplanned, may be in an amount that would jeopardize the Policy’s qualification as life insurance under Section 7702 of the IRC.
Subsequent Premium payments must be sent to our Service Office in Good Order. You can call our Service Office to determine if we have received your Premium payment.
Acceptance of initial and subsequent Premium payments is subject to the sales standards of the selling broker-dealer (including those of our affiliated broker-dealer, NYLIFE Securities).
Planned Premium
When you apply for your Policy, you select a Premium payment schedule, which indicates the amount and frequency of Premium payments you intend to make, subject to the limits that we may set. The Premium amount you select for this schedule is called your “Planned Premium.” It is shown on your application. Factors that should be considered in determining your Premium payment are: age, underwriting class, gender, Policy Face Amount, Investment Division performance, and loans.
You may make Planned Premium payments at any time up to the Policy Anniversary on which the Insured's Attained Age is 100. However, if payment of a Planned Premium will cause the Life Insurance Benefit of your Policy to increase more than the Alternative Cash Surrender Value plus Policy Debt will increase, we reserve the right to require proof of insurability before accepting that payment and applying it to your Policy. If we require such proof, we will require a written application and will place a copy of that application in the Policy and make it a part of your Policy. There is no penalty if a Planned Premium is not paid, since Premium payments, other than the first Premium payment, are not specifically required. Paying Planned Premiums does not guarantee coverage for any period of time. Subsequent Premium payments may be necessary to keep the Policy in force. Instead, the duration of the Policy depends upon the Cash Surrender Value. We will require one or more additional Premium payments in the circumstance where the Cash Surrender Value of your Policy is determined to be insufficient to pay the charges needed to keep your Policy in effect. Should the additional payment(s) not be made, your Policy will lapse. See “Termination and Restatement” below.
Unplanned Premium
An Unplanned Premium is a payment you make that is not part of the Premium schedule you choose.
●
While the Insured is living, you may make Unplanned Premium payments at any time before the Policy Anniversary on which the Insured’s Attained Age is 100. Unplanned Premium payments may only be made after the Attained Age 100 Policy Anniversary in order to keep the Policy from lapsing.
●
If payment of an Unplanned Premium would result in an increase in the Life Insurance Benefit greater than the increase in the Alternative Cash Surrender Value plus Policy Debt, we may require proof of insurability before accepting that payment and applying it to your Policy. If we require such proof, we will require a written application and will place a copy of that application in the Policy and make it a part of the Policy. The Life Insurance Benefit increase may be necessary for your Policy to continue to qualify as life insurance under IRC Section 7702.
●
If a Premium payment would cause total Premium payments in a Policy Year to exceed the Planned Premium amount for that Policy Year, the excess is Unplanned Premium, even if you made a partial withdrawal from the Policy during that Policy Year.
Risk of Minimally Funded Policies
You may make additional Planned or Unplanned Premium payments at any time until the Policy Anniversary when the Insured's Attained Age is 100. We will require one or more additional Premium payments in the circumstance where the Cash Surrender Value of your Policy is determined to be insufficient to pay the charges needed to keep your Policy in effect. In such event, you may want to consider paying more Premium than requested to account for the impact of potential market fluctuations and performance-related risks on your Cash Value. Should the additional payment(s) not be made, your Policy will lapse.
Although Premium payments are flexible, you may need to make subsequent Premium payments so that the Cash Surrender Value of your Policy is sufficient to pay the charges needed to keep your Policy in effect. In addition, by paying only the minimum Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. A Policy that is maintained with a Cash Surrender Value just sufficient to cover deductions and charges or that is otherwise minimally funded is more likely to be unable to maintain its Cash Surrender Value due to market fluctuations and performance-related risks. When determining the amount of your Planned Premium payments, you should consider funding your Policy at a level that has the potential to maximize the investment opportunities within your Policy and to minimize the risks associated with market fluctuations. (Your Policy can lapse even if you pay all of the Planned Premiums on time.)
Timing and Valuation
Your Premium will be credited to your Policy on the Business Day that it is received at our Service Office in Good Order, assuming it is received prior to the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time. Any Premiums received in Good Order after that time will be credited to your Policy on the next Business Day.
The Portfolio assets making up the Investment Divisions will be valued only on those days that the NYSE is open for trading. Generally, the NYSE is closed on Saturdays, Sundays, and major U.S. holidays.
Free Look
You have the right to cancel your Policy, within certain limits. Under the free look provision of your Policy, in most jurisdictions, you have 10 days after you receive your Policy to return it and receive a refund. (See “State Variations” for state-by-state details.) To receive a refund, you must return the Policy in Good Order to our Service Office (or any other address we indicate to you in writing) or to the registered representative from whom you purchased the Policy within 10 days of receiving the Policy, along with a Request for cancellation.
We will allocate Premium payments you make with your application or during the free look period to the General Account until the end of the free look period, unless we have specified otherwise in the "State Variations" section. After the end of the free look period, or the date we receive your Policy delivery receipt, whichever is later, we will then allocate the Net Premium plus any accrued interest to the Investment Divisions of the Separate Account or the Fixed Account according to the instructions in your Premium Allocation Form. If you cancel your Policy, we will pay you, as of the Business Day either our Service Office or the registered representative through whom you purchased it receives the Policy along with the Request for cancellation, the greater of (a) your Policy’s Cash Value as of the date the Policy is returned or (b) the total Premium payments you have made, less Policy Debt and any partial withdrawals you have taken. The Alternative Cash Surrender Value does not apply if you exercise this "free look" or right to cancel.
Premium Payments
Premium payments should be mailed to our Service Office. Acceptance of initial and subsequent Premium payments (whether Planned or Unplanned) are subject to the Sales Standards of the selling broker-dealer (including those of our affiliated broker-dealer, NYLIFE Securities).
The currently available methods of payment are: direct payment to NYLIAC and any other method to which we agree.
We apply the Net Premium to the Investment Divisions and/or Fixed Account, according to your instructions on the Premium allocation form that we have on file.
If you elect the GPT to determine whether your Policy qualifies as life insurance under IRC Section 7702, we may limit your Premium payments. If the Premiums paid during any Policy Year exceed the maximum amount permitted under the GPT, we will return to you the excess amount within 60 days after the end of the Policy Year. The excess amount of the Premiums we return to you will not include any gains or losses attributable to the investment return on those Premiums. We will credit interest at a rate of not less than 3.00% on those Premiums from the date such Premiums cause the Policy to exceed the amount permitted under the GPT to the date we return the Premiums to you. (See “Policy Payment Information—Life Insurance Benefit Options” for more information). You may call our Service Office to determine whether an additional Premium payment would be allowed under your Policy.
You may change the Premium allocation any time you make a subsequent Premium payment by submitting a revised Premium allocation form to our Service Office in Good Order. Your revised Premium allocation selection will be effective as of the Business Day we receive the revised Premium allocation at our Service Office in Good Order. Premium allocation selections received after market close will be effective the next Business Day. The allocation percentages must total 100% and be in whole numbers or, if needed, may contain up to two decimal places.
Premium Payments Returned for Insufficient Funds
If your Premium payment is returned for insufficient funds, we will reverse allocations to the Allocation Alternatives chosen and reserve the right to charge you a $20 fee for each returned payment. In addition, the affected Eligible Portfolio may also redeem shares to cover any losses it incurs as a result of a returned payment. If two consecutive payments by check are returned for insufficient funds, the privilege to pay by check will be suspended until such time as we agree to reinstate it.

Policy Payment Information

When Life Insurance Coverage Begins
Insurance coverage under the Policy will begin on the later of the Policy Date or the date we receive the first Planned Premium payment in Good Order.
The Monthly Deduction Charges will begin on the first Monthly Deduction Day, which will be the monthly anniversary of the Policy Date.
Changing the Face Amount of Your Policy
You may increase or decrease the Face Amount of your Policy on or after the first Policy Anniversary, subject to the minimum Face Amount limitations and minimum Face Amount increase and decrease amounts shown in your Policy. If you increase the Face Amount, you may be subject to increased Cost of Insurance rates which in no event will be higher than the Maximum Cost of Insurance Rates on your Policy Data Pages. The Face Amount of your Policy affects the Life Insurance Benefit to be paid. To increase the Face Amount of your Policy, you must send a Request. We may require a written application, signed by you and the Insured, and proof of insurability to increase the Face Amount. Any increase in Face Amount will be subject to our approval and the limits we set. If we approve an increase, we will increase the Face Amount on the Monthly Deduction Day on or after the Business Day we approve the increase. Any increase in Face Amount that occurs automatically and without your Request is not subject to evidence of insurability.
You should consider the following consequences when increasing the Face Amount of your Policy:
●
possible increased monthly Cost of Insurance charges;
●
a new suicide and contestability period applicable only to the amount of the increase;
●
a change in the life insurance percentage applied to the entire Policy under Section 7702 of the IRC; and
●
a possible new seven-year testing period for modified endowment contract status.
The minimum amount allowed for an increase in Face Amount is $1,000. We do not charge a fee for a Face Amount increase.
In addition, on or after the first Policy Anniversary, you may Request a decrease in the Face Amount of your Policy. A decrease in the Face Amount is effective on the Monthly Deduction Day on or after the Business Day we receive the policyowner’s Request for the decrease. You should consider the following possible consequences when decreasing the Face Amount of your Policy:
●
a change in the total Policy monthly Cost of Insurance charges;
●
possible force-outs of Premium if Premiums paid exceed the GPT; and
●
adverse tax consequences.
The decrease will first be applied to reduce the most recent increase in Face Amount. It will then be applied to reduce other increases in the Face Amount and then to the initial Face Amount in the reverse order in which they took place. Decreases are subject to the minimum Face Amount specified in your Policy. The minimum amount allowed for a decrease in Face Amount is $1,000. We do not charge a fee for a Face Amount decrease.
The policyowner may change the Face Amount while the Insured is living, but only if the Policy will continue to qualify as life insurance under IRC Section 7702 after the change is made. An increase or decrease in the Face Amount (or for policyowners who have elected to include a term rider, the Target Face Amount) will cause a corresponding change in the Target Premium.

Life Insurance Proceeds
We will pay proceeds to your beneficiary in one sum when we receive satisfactory proof that the Insured died while the Policy is in effect. These proceeds will equal:
1) the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen, valued as of the date of death;
plus 2) any additional death benefits available under the term riders you have chosen;
less 3) any Policy Debt;
less 4) any unpaid Monthly Deduction Charges; and
plus 5) any interest on these proceeds compounded each year from the date we receive due proof in Good Order that the Insured died while the Policy is in effect until the date we pay the proceeds or the date when the payment option you have chosen becomes effective. We set the interest rate each year. This rate will be 3% per year, and will not be less than that required by law.
See “Policy Payment Information--Life Insurance Benefit Options” for more information.
Beginning on the Policy Anniversary on which the Insured's Attained Age is 100, the Face Amount, as shown in the Policy Data Pages, will no longer apply. Instead, the Life Insurance Benefit under the Policy will equal the Alternative Cash Surrender Value. We will reduce the amount of the Life Insurance Proceeds by any Policy Debt. Also, no further monthly deductions will be made for the Cost of Insurance charge. For more information about your Policy as of the Policy Anniversary when the Insured’s Attained Age is 100, see “Description of the Policy—Attained Age 100 Policy Anniversary.” The federal income tax treatment of a life insurance policy is uncertain after the Insured's Attained Age is 100. See “Federal Income Tax Considerations.”
Every state has unclaimed property laws, which generally declare a life insurance policy to be abandoned after a period of inactivity of three to five years from the date the Insured's Attained Age is 100 or the date the Life Insurance Benefit is due and payable. For example, if the payment of a Life Insurance Benefit has been triggered, but, if after a thorough search, we are unable to locate the beneficiary of the Life Insurance Benefit, or the beneficiary does not come forward to claim the Life Insurance Benefit in a timely manner, the Life Insurance Benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Insured last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay the Life Insurance Benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designation, including addresses, if and as they change. Please contact us at 1 (888) 695-4748 or send a Notice to our Service Office (or any other address we indicate to you in writing) to make such changes.
Payees
The beneficiary is the person(s) or entity(ies) you have specified in our records to receive the Life Insurance Proceeds from your Policy. You have certain options regarding the Policy’s beneficiary:
●
You name the beneficiary when you apply for the Policy. The beneficiary will receive the Life Insurance Proceeds after the Insured dies.
●
You may elect to have different classes of beneficiaries, such as primary and secondary, where these classes determine the order of payment. You may identify more than one beneficiary per class.
●
To change a revocable beneficiary while the Insured is living, you must send a Request. Generally, the change will take effect as of the date the Request is signed, unless otherwise specified by the policyowner and subject to any payments we made or actions we have already taken.
●
If no beneficiary is living when the Insured dies, we will pay the Life Insurance Proceeds to you (the policyowner) or if you are deceased, to your estate or your successor in interest, unless we have other instructions from you to do otherwise.

You may name only those individuals who are able to receive payments on their own behalf as payees or successor payees, unless we agree otherwise. We may require proof of the age of the payee or proof that the payee is living. If we still have an unpaid amount, or there are some payments which still must be made when the last surviving payee dies, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee’s estate. We will make this payment in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.
How We Will Pay Life Insurance Proceeds
We will pay the Life Insurance Proceeds in a lump sum unless the beneficiary chooses otherwise (See “Policy Payment Information—When We Pay Policy Proceeds” for information about your payment options). After the death of the Insured, if the beneficiary chooses a lump sum payment, we will pay the beneficiary a single check for the amount of the Life Insurance Proceeds. Any Life Insurance Proceeds paid in one sum will bear interest compounded each year from the date we receive due proof in Good Order that the Insured died while the Policy is in effect to the date of payment. We set the interest rate each year. This rate will be at least 3% per year and not less than that required by law.
When We Pay Policy Proceeds
If the Policy is still in effect, we will pay any Cash Surrender Value, Alternative Cash Surrender Value, if applicable, partial withdrawals, loan proceeds, or the Life Insurance Proceeds generally within seven days after we receive all of the necessary requirements at Our Service Office in Good Order.
Under the following situations, payment of proceeds may be delayed:
●
We may delay payment of any loan proceeds attributable to the Separate Account, any partial withdrawal from the Separate Account, the Cash Surrender Value, the Alternative Cash Surrender Value, or the Life Insurance Proceeds during any period that:
(a)
we are unable to determine the amount to be paid because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC, an emergency exists, or an Eligible Portfolio suspends redemptions pursuant to SEC Rules 2a-7 or 22e-3 under the 1940 Act or otherwise; or
(b)
the SEC, by order, permits us to delay payment in order to protect our policyowners.
●
We may delay payment of any portion of any loan or surrender Request, including Requests for partial withdrawals, from the Fixed Account for up to six months from the date we receive your Request.
●
We may delay payment of the entire Life Insurance Proceeds if we contest the payment. We investigate all death claims that occur within the two-year contestable period. Upon receiving information from a completed investigation, we will make a determination, generally within five days, as to whether the claim should be authorized for payment. Payments are made promptly after the authorization.
●
Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a Premium payment and/or “freeze” a Policy. If these laws apply to a particular Policy(ies), we would not be allowed to pay any Request for transfers, partial withdrawals, surrenders, loans, or Life Insurance Proceeds. If a Policy or an account is frozen, the Cash Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.
●
If you have submitted a recent check or draft, we have the right to defer payment of any surrenders, partial withdrawals, loans, Life Insurance Proceeds, amounts due pursuant to the free look provision, or payments under a settlement option until such check or draft has been honored. It may take up to 15 days for a check to clear through the banking system.
We will pay interest on Life Insurance Proceeds compounded each year from the date we receive due proof in Good Order that the Insured died while the Policy is in effect until the date we pay the proceeds or the date when the payment option you have chosen becomes effective. We set the interest rate each year. This rate will be at least 3% per year, and will not be less than that required by law.

Payment Options
There are three payment options you may choose from: an Interest Accumulation Option, an Interest Payment Option, and a Life Income Option. If any payment under these options is less than $100, we may pay any unpaid amount or present value in one sum.
●
Interest Accumulation Option (Option 1 A)
Under this option, the portion of the Life Insurance Proceeds the Beneficiary chooses to keep with us will earn interest each year. The beneficiary can make withdrawals from this amount at any time in sums of $100 or more. We will pay interest on the sum withdrawn up to the date of the withdrawal.
●
Interest Payment Option (Option 1 B)
Under this option, we will pay interest on all or part of the Life Insurance Proceeds you choose to keep with us. We will pay interest monthly, quarterly, semi-annually or annually, as directed, on amounts remaining on deposit with us.
●
Life Income Option (Option 2)
Under this option, we make equal monthly payments during the lifetime of the payee or payees. We determine the amount of the monthly payment by applying the Life Insurance Proceeds to the purchase of a corresponding single premium life annuity policy, which is issued when the first payment is due. Payments remain the same and are guaranteed for ten years, even if the specified payee dies sooner.
Payments are based on an adjusted annuity premium rate in effect at the time the annuity policy is issued. This rate will not be less than the corresponding minimum amount shown in the Option 2 table found in your Policy. These minimum amounts are based on the 1983 Table “a” with Projection Scale G and with interest compounded each year at 3%.
If you make a Request to our Service Office, we will send you a statement of the minimum amount due with respect to each monthly payment in writing. The minimum is based on the gender and adjusted age of the payee(s). To find the adjusted age in the year the first payment is due, we decrease the payee’s age at that time, as follows:
2018-2026	2027-2036	2037 and later
–1	–2	–3
A decrease in the payee’s age results in lower payments than if no decrease was made.
Electing or Changing a Payment Option
While the Insured is living, you can elect or change your payment option. To change your payment option, you must send a Request to our Service Office. You can also name or change one or more of the beneficiaries who will be the payee(s) under that option. (See “Policy Payment Information—Payees” for more information.)
After the Insured dies, any person who is entitled to receive Life Insurance Proceeds in one sum (other than an assignee) can elect a payment option and name payees. The person who elects a payment option can also name one or more successor payees to receive any amount remaining at the death of the payees. Naming these payees cancels any prior choice of successor payees. A payee who did not elect the payment option has the right to advance or assign payments, take the payments in one sum, change the payment option, or make any other change, only if the person who elects the payment option sends a Notice to the Service Office and we agree.
If we agree, a payee who has elected a payment option may later elect to have any unpaid amount, or the present value of any elected payments, placed under another option described in this section. When any payment under an option would be less than $100, we may pay any unpaid amount or present value in one sum. We will hold amounts to be paid under the options described below in our General Account.

Life Insurance Benefit Options
Under your Policy, the Life Insurance Benefit depends on the Life Insurance Benefit Option you choose. Your Policy offers three options:
Option 1—The Life Insurance Benefit under this option is equal to the greater of (a) the Face Amount of the Policy or (b) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for this Policy to qualify as life insurance under Section 7702 of the IRC.
Option 2—The Life Insurance Benefit under this option is equal to the greater of (a) the Face Amount of the Policy plus the Alternative Cash Surrender Value or (b) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for this Policy to qualify as life insurance under Section 7702 of the IRC.
Option 3—The Life Insurance Benefit under this option is equal to the greater of (a) the Face Amount of the Policy plus the Cumulative Premium Amount or (b) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for this Policy to qualify as life insurance under Section 7702 of the IRC.
The Cash Value and, if applicable, the Alternative Cash Surrender Value will fluctuate due to the performance results of the Investment Divisions you choose. The value of any benefit provided by a term rider is added to the amount of the Life Insurance Benefit. We subtract any Policy Debt and any charges incurred but not yet deducted, and then credit the interest on the balance. We pay interest on the Life Insurance Proceeds compounded each year from the date we receive due proof in Good Order that the Insured died while the Policy is in effect to the date we pay the Life Insurance Proceeds or a payment option becomes effective. We set the interest rate each year. This rate will be at least 3% per year, and will not be less than that required by law.
Under IRC Section 7702, a policy may be treated as life insurance for federal tax purposes if at all times it meets either the GPT or the CVAT. Under any of the Life Insurance Benefit Options, the Life Insurance Benefit cannot be less than the Policy’s Alternative Cash Surrender Value, times a percentage determined from the appropriate IRC Section 7702 qualification test. You may choose either the GPT table or CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Life Insurance Benefit will vary depending on which test is used. You can find the table that contains the percentages for the applicable test in the Policy Data Pages.
The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into a Policy. The corridor requires that the Life Insurance Benefit be at least a certain percentage (varying each year by the Insured’s Attained Age) of the Alternative Cash Surrender Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Life Insurance Benefit be at least a certain percentage (varying based on Attained Age, gender, and risk class of the Insured) of the Alternative Cash Surrender Value.
The corridor under the CVAT is different than the corridor under the GPT. Specifically, because the percentages used for the GPT corridor are lower than under the CVAT, a GPT corridor policy must attain a higher level of Alternative Cash Surrender Value before the relevant IRC table will result in an automatic Life Insurance Benefit increase. Any such automatic increase in the Life Insurance Benefit may result in additional Cost of Insurance charges. Therefore, a CVAT policy is more likely to incur such additional charges than a GPT policy.
In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more Premiums to be contributed to a Policy, but may require the Policy to have a higher Life Insurance Benefit. (See below for examples of the impact of these tests on sample Life Insurance Benefit Options.)
Assuming your Life Insurance Benefit does not increase to meet the requirements of IRC Section 7702, and assuming the same Face Amount and Premium payments under these options:
●
If you choose Option 1, your Life Insurance Benefit will not vary in amount, and generally you will have lower total Policy Cost of Insurance charges and lower Life Insurance Proceeds than under Options 2 or 3.
●
If you choose Option 2, your Life Insurance Benefit will vary with your Policy’s Cash Value and you will generally have higher total Policy Cost of Insurance charges and higher Life Insurance Proceeds than under Option 1. While this option may allow you to accumulate Cash Value, the Life Insurance Benefit will be subject to an investment risk.

●
If you choose Option 3, your Life Insurance Benefit will vary with your Policy’s Cumulative Premium and you will generally have higher total Policy Cost of Insurance charges and higher Life Insurance Proceeds than under Option 1. While this option does not subject you to the investment risk that could result from electing Option 2, it may not provide you with the potential to maximize investment opportunities.
The Life Insurance Benefit Option you choose will affect your Policy’s Target Premium via its constituent Face Amount (See “Distribution and Compensation Arrangements” for more information). As Target Premiums, in turn, affect the amount of compensation received by your registered representative, they have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.
There is no minimum Life Insurance Proceeds guarantee associated with the Policy.
Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Proceeds may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy to ensure that such benefit may be received on a tax-free basis. See the discussion under “Federal Income Tax Considerations—Life Insurance Status of Policy” and “—IRC Section 101(j)-Impact on Employer-Owned Policies” for more information.
Effect of Investment Performance on the Life Insurance Benefit
Positive investment experience in the Investment Divisions may result in a death benefit that will be greater than the Face Amount, but negative investment experience will never result in a Life Insurance Benefit that will be less than the Face Amount, so long as the Policy remains in force.
Example 1: The following example shows how the Life Insurance Benefit varies as a result of investment performance on a Policy, assuming that Life Insurance Benefit Option 1 and the GPT table have been selected and that the Insured is a male with a Non-Smoker underwriting class, and assuming that the age at death is 45:
	Policy A	Policy B
(1) Face Amount	$100,000	$100,000
(2) Alternative Cash Surrender on Date of Death	$50,000	$40,000
(3) Percentage on Date of Death from GPT table	215%	215%
(4) Alternative Cash Surrender Value multiplied by Percentage from GPT table	$107,500	$86,000
(5) Life Insurance Benefit = Greater of (1) and (4)	$107,500	$100,000
Example 2: The following example shows how the Life Insurance Benefit varies as a result of investment performance on a Policy, assuming that Life Insurance Benefit Option 1 and the CVAT table have been selected and that the Insured is a male with a Non-Smoker, and assuming that the age at death is 45:
	Policy A	Policy B
(1) Face Amount	$100,000	$100,000
(2) Alternative Cash Surrender on Date of Death	$50,000	$40,000
(3) Percentage on Date of Death from CVAT table	288%	288%
(4) Alternative Cash Surrender Value multiplied by Percentage from CVAT table	$144,000	$115,200
(5) Life Insurance Benefit = Greater of (1) and (4)	$144,000	$115,200

Changing Your Life Insurance Benefit Option
On or after the first Policy Anniversary, you may change the Life Insurance Benefit Option while the Insured is alive. However, Life Insurance Benefit Option changes to Option 3 will not be allowed at any time while the Insured is alive. We reserve the right to limit the number of changes to the Life Insurance Benefit Option. Any change will take effect on the Monthly Deduction Day on or after the date we approve the Policyowner’s Request. The Face Amount of the Policy after a change in option will be an amount that results in the Life Insurance Benefit after the change being equal to the Life Insurance Benefit before the change.
Changes from Option 1 to Option 2	Changes from Option 2 to Option 1
If you change from Option 1 to Option 2, the Face Amount of the Policy will be decreased by the sum of the Alternative Cash Surrender Value plus Policy Debt.	If you change from Option 2 to Option 1, the Face Amount of the Policy will be increased by the Alternative Cash Surrender Value plus Policy Debt.
Changes from Option 3 to Option 1	Changes from Option 3 to Option 2
If you change from Option 3 to Option 1, the Face Amount of the Policy will increase by the Cumulative Premiums.	If you change from Option 3 to Option 2, the Face Amount of the Policy will increase by the difference between the ACSV plus Policy Debt and the Cumulative Premiums.
Changes to Option 3 are prohibited.
We reserve the right to limit changes in the Life Insurance Benefit Option that would cause the Face Amount to fall below our minimum amount requirements.
To change your Life Insurance Benefit Option, you must submit a Request. Changing your Life Insurance Benefit Option may have tax consequences. You should consult a tax advisor before changing your Life Insurance Benefit Option.
Additional Policy Provisions

Change of Ownership
A successor policyowner may be named in the application in a form we provide, or be designated in a Request. The successor policyowner will become the new policyowner when the original policyowner dies, if the original policyowner dies before the Insured. If no successor policyowner survives the original policyowner and the original policyowner dies (or ceases to exist) before the Insured, the original policyowner’s estate (or successor in interest) becomes the new policyowner.
The policyowner may also change the policyowner by sending a Request. When this change takes effect, all rights of ownership in the Policy will pass to the new policyowner.
When we record a change of policyowner or successor policyowner, these changes will take effect as of the date of the policyowner’s Notice, unless otherwise specified by the policyowner. This is subject to any payments we made or action we took before recording these changes. We may require that these changes be endorsed in the Policy. Changing the policyowner or naming a new successor policyowner cancels any prior choice of policyowner or successor policyowner, respectively, but does not change the beneficiary. You are eligible to receive the ACSV, provided the Policy has not been assigned and the owner has not been changed, unless that change (i) was the result of a merger or acquisition and the successor owner was your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date ownership changed, or (ii) was to a trust established by you for the purposes of providing employee benefits.
Limits On Our Rights To Challenge Your Policy
Generally, we must bring any legal action contesting the validity of your Policy within two years of the Issue Date. After that, we cannot contest its validity, except for failure to pay Premiums, unless the Insured died within that two-year period, or for cases of fraud in the procurement of your Policy, but only when permitted in the state where your Policy was delivered. However, for any increase(s) in Face Amount, Target Face Amount, or Term Insurance Benefit provided by a rider, other than one due to a change in the Life Insurance Benefit Option, this two-year period begins on the effective date of the increase. We may contest the payment of that amount only on the basis of those statements made in the application for an increase in Face Amount. However, our right to contest the Policy will not apply to an increase in Face Amount that is due simply to a change in the Life Insurance Benefit Option. If the increase in Face Amount is the result of a corresponding decrease in the Term Insurance Benefit, the two-year contestable period for the amount of increase in Face Amount will be measured from the date this corresponding portion of Term Insurance Benefit became effective. Please refer to the Incontestability provision of any riders to your Policy for more information.
If this Policy ends and is reinstated, we will not contest the Policy after it has been in effect during the lifetime of the Insured for two years from the date of reinstatement.
Suicide
If the death of the Insured is a result of suicide within two years of the Issue Date, and while the Policy is in force, we will pay limited Life Insurance Proceeds in one sum to the beneficiary. The limited Life Insurance Proceeds are the total amount of Premiums, less any Policy Debt and/or any partial withdrawal benefits paid. If a suicide occurs within two years of the effective date of an increase in the Face Amount, Target Face Amount, or Term Insurance Benefit, or the Life Insurance Benefit is increased due to an Unplanned Premium payment, we will only pay the monthly Cost of Insurance charges we deducted from Cash Value for that increase or payment in addition to the limited Life Insurance Proceeds, but not the amount of the Face Amount increase. However, if the increase in the Face Amount is the result of a corresponding decrease in the amount of insurance under the STR, the two-year suicide exclusion period for the increase in Face Amount will be measured from the date this corresponding portion of term insurance became effective. No new suicide provision will apply if the Face Amount increase was due solely to a change in the Life Insurance Benefit Option. If the Policy has been reinstated, the two-year suicide exclusion period will begin on the date of reinstatement.
Misstatement of Age or Gender
If the Policy application misstates the Insured’s age or gender, we will adjust the Cash Value, the Cash Surrender Value, the Alternative Cash Surrender Value, the Life Insurance Benefit, and the benefits under any attached riders to reflect the correct age and gender as of the original Issue Date. We will adjust the Life Insurance Proceeds provided by your Policy based on the most recent mortality charge for the correct date of birth and/or gender. If that correction would cause a reduction in the Policy’s Cash Value, the Cash Value will remain unchanged. If that correction would cause an increase in the Cash Value, the Cash Value will be recalculated from the Issue Date using the mortality charge based on the correct age and/or gender.
Assignment
While the Insured is living, you may assign a Policy as collateral for a loan or other obligation. In order for this assignment to be binding on us, we must receive a Request for the assignment at our Service Office. We are not responsible for the validity of any assignment. If your Policy is a modified endowment contract, assigning your Policy may result in taxable income and tax penalties to you. (See “Federal Income Tax Considerations” for more information.) The Alternative Cash Surrender Value is generally not available if you assign your Policy. (See “State Variations” and your Policy for more information about assignments.)
Surrenders

Partial Withdrawals
You may request a partial withdrawal from your Policy. The minimum partial withdrawal is $500, provided that the Cash Value less the amount of any Policy Debt that would remain after the withdrawal is at least $500. When you take a partial withdrawal, the Cash Value, Cash Surrender Value, Alternative Cash Surrender Value, if applicable, and the Cumulative Premium Amount will be reduced by the amount of the partial withdrawal. To withdraw funds from the Policy, we must receive your signed Request at our Service Office.
Amount Available for a Partial Surrender
You may request a partial withdrawal from the Policy for an amount up to the Cash Surrender Value of your Policy. We process a partial surrender as of the Business Day we receive your Request. If we receive your Request after the

NYSE is closed for trading, or on a day the NYSE is not open for trading, we will deem the day we receive your Request to be the next Business Day. If a partial surrender would reduce the Policy’s Face Amount below the minimum Face Amount requirement of $25,000, we reserve the right to require a full surrender. See “Surrenders—Partial Withdrawals—The Effect of a Partial Withdrawal” for more information on how a partial withdrawal may reduce your Face Amount, as applicable.
Requesting A Partial Withdrawal
You may request a partial withdrawal from your Policy by sending a Request to our Service Office. Withdrawal requests may also be accepted via fax or e-mail.
Generally, we will pay any partial withdrawal in one lump sum within seven days after we receive all necessary documentation and information in Good Order. However, we may delay payment under certain circumstances. (See “Policy Payment Information—When We Pay Policy Proceeds” for more information.)
Your requested partial withdrawal will be effective on the date we receive your Request. However, if the day we receive your Request is not a Business Day or if your Request is received after the close of regular trading on the NYSE, then the requested partial withdrawal will be effective the next Business Day.
You may make a partial withdrawal if (1) the Insured is living, (2) the partial withdrawal requested is at least $500, and (3) the partial withdrawal will not cause the Policy to fail to qualify as life insurance under IRC Section 7702. When you make a partial withdrawal, we reserve the right to deduct a fee, not to exceed $25, for processing the partial withdrawal. You may specify how much of the partial withdrawal you want taken from the amount you have in each of the Allocation Alternatives. If you do not specify how you would like your partial withdrawal allocated, we will request that you provide us with your allocations in a Notice. If the partial withdrawal Request is greater than the amount in the Allocation Alternatives you have chosen, we will request that you provide to us your allocations in a Notice. A partial withdrawal may result in taxable income to you and a 10% penalty tax may apply on certain early surrenders made before the policyowner attains age 59 ½. (See “Federal Income Tax Considerations.”)
The Effect of a Partial Withdrawal
When you take a partial withdrawal, we reduce your Cash Value, Cash Surrender Value, Alternative Cash Surrender Value, and the Cumulative Premium Amount by the amount of the partial withdrawal and any applicable partial withdrawal fee. To withdraw funds from the Policy, we must receive your Request.
●
Option 1
If you have elected Life Insurance Benefit Option 1, we reduce your Policy's Face Amount by the greater of (a) or (b), where:
(a)
is zero, and
(b)
is the amount of the partial withdrawal less the greater of:
(i)
zero; or
(ii)
the Alternative Cash Surrender Value immediately prior to the partial withdrawal less the result of the Face Amount immediately prior to the partial withdrawal divided by the applicable percentage, as shown on the Policy Data Pages that corresponds to the Insured’s Attained Age at the time of the partial withdrawal.
●
Option 2
For Policies where Life Insurance Benefit Option 2 is in effect, a partial withdrawal will not affect the Face Amount.
●
Option 3
For Policies where Life Insurance Benefit Option 3 is in effect and the Cumulative Premium Amount is greater than the amount of the partial withdrawal, a partial withdrawal will not affect the Policy’s Face Amount. If the Cumulative Premium Amount is less than the amount of the partial withdrawal, the Face Amount will be reduced by the difference between:

(a)
the amount of the partial withdrawal less the Cumulative Premium Amount immediately prior to the partial withdrawal; and
(b)
the greater of:
(i)
the Alternative Cash Surrender Value of the Policy immediately prior to the partial withdrawal, less the Cumulative Premium Amount, minus the Policy’s Face Amount divided by the applicable percentage, as shown on the Policy Data Pages for the Insured’s Attained Age at the time of the partial withdrawal; or
(ii)
zero.
If the above results in zero or a negative amount, there will be no adjustment in the Policy’s Face Amount.
The following example shows the effect of a partial withdrawal on the Life Insurance Benefit for Life Insurance Benefit Options 1 and 3, as described above, issued on a male Insured, Attained Age 65:
		Option 1	Option 3
Immediately prior to partial withdrawal	Face Amount	$1,005,000	$715,000
	Death Benefit	$1,005,000	$1,005,000
	ACSV	$500,000	$500,000
	Policy Debt	$-	$-
	Cumulative Premium		290,000
	Partial Withdrawal	$300,000	$300,000
	Percentage shown on Table of Cash Value %'s for 7702 Compliance	201%	201%
Option 1	Face Amount:		$1,005,000
	We reduce Face Amount by the greater of (a) or (b) where:
	(a) is 0, and		$-
	(b) is the partial withdrawal amount ($300,000) less the greater of:		$300,000
	(i) $0; or		-
	(ii) ($500,000 + $0 prior to partial withdrawal) less $1,005,000), divided by 201%.		-
	Face Amount Reduction: (partial withdrawal amount ($300,000) less $0)		$300,000
	Face Amount Reduced to:		$705,000

Option 3	Face Amount:	$715,000
	If the Cumulative Premiums ($290,000) are less than the partial withdrawal amount ($300,000), we will reduce the Face Amount by the difference between:
	a) $300,000 less $290,000 (prior to partial withdrawal); and	$10,000
	b) the greater of:	$
	i) $500,000 (ACSV pre-withdrawal) less $290,000 (Cumulative Premiums) less $715,000 (Face Amount) divided by 201%; or	(145,721)
	ii) $0.	-
	Face Amount Reduction: (difference between (a) [$10,000] and (b) [$0])	$10,000
	Face Amount Reduced to:	$705,000
Any decrease in the Policy’s Face Amount caused by the partial withdrawal will first be applied against the most recent increase in Face Amount. It will then be applied to other increases in the Face Amount in the reverse order in which they took place, and then to the initial Face Amount.
Full Surrenders
Cash Value
After the free look period has expired, or after we receive your Policy delivery receipt, whichever is later, the Cash Value of the Policy is the sum of the Accumulation Value in the Separate Account, the value in the Fixed Account, and the value in the Loan Account. A number of factors affect your Policy’s Cash Value, including, but not limited to:
●
the amount and frequency of the Premium payments;
●
the investment experience of the Investment Divisions you choose;
●
the interest credited on the amount in the Fixed Account;
●
the amount of any partial withdrawals you make (including any charges you incur as a result of such surrenders); and
●
the amount of charges we deduct.
Cash Surrender Value
The Cash Surrender Value equals the Cash Value less Policy Debt.
Alternative Cash Surrender Value
The Alternative Cash Surrender Value (“ACSV”) is equal to the Policy’s Cash Value plus the value of the DPL Account.
You are generally eligible to receive the ACSV provided the Policy has not been assigned, and the owner has not been changed, unless that change (1) was the result of a merger or acquisition and the successor owner was your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date ownership changed, or (2) was to a trust established by you for the purposes of providing employee benefits. The ACSV is not available to support Monthly Deduction Charges or for purposes of a loan or partial withdrawal The ACSV is also not available during the Right to Examine period. The ACSV is not available following the expiration of seven Policy Years (CorpExec VUL II); eight Policy Years (CorpExec VUL III); nine Policy Years (CorpExec VUL IV); and ten Policy Years (CorpExec VUL V).

CorpExec VUL II:
The DPL Account value during the first Policy Year is equal to the cumulative Sales Expense Charge and State and Federal Premium Tax Charges collected during the first Policy Year.
The DPL Account value on each Monthly Deduction Day on and or after the first Policy Anniversary will be equal to (a) multiplied by (b), where:
(a)
is the cumulative Sales Expense Charge and State and Federal Premium Tax Charges; and
(b)
is (i) divided by (ii), where:
(i)
is the number of Monthly Deduction Days remaining until the 7th Policy Anniversary; and
(ii)
72.
After the first seven Policy Years or upon termination of the Policy, the value of the DPL Account is zero.
CorpExec VUL III:
The DPL Account value during the first Policy Year is equal to the cumulative Sales Expense Charge and State and Federal Premium Tax Charges collected during the first Policy Year. Beginning on the first Policy Anniversary and continuing until the 8th Policy Anniversary, the DPL Account will be amortized monthly on a straight-line basis. The DPL Account value on each Monthly Deduction Day on or after the first Policy Anniversary will be equal to (a) plus (b) minus (c), where:
(a)
is the value of the DPL Account as of the prior Monthly Deduction Day;
(b)
is the cumulative Sales Expense Charge and State and Federal Premium Tax charges collected since the last Monthly Deduction Day, including the current Monthly Deduction Day; and
(c)
is the sum of (a) plus (b), divided by the number of Monthly Deduction Days remaining, including the current Monthly Deduction Day, until the 8th Policy Anniversary.
After the first eight Policy Years or upon termination of the Policy, the value of the DPL Account is zero.
CorpExec VUL IV:
We will credit interest on any amount placed in the DPL Account as of the Business Day we receive it. The value of the DPL Account during the first Policy Year is equal to the cumulative Sales Expense Charge and State and Federal Premium Tax Charges collected during the first Policy Year and interest credited on these amounts. The DPL Account will be amortized on each Policy Anniversary. The amortized amount will be the value of the DPL Account on the date multiplied by the applicable percentage from the following schedule.
Policy Anniversary 1	11.1%
Policy Anniversary 2	12.5%
Policy Anniversary 3	14.3%
Policy Anniversary 4	16.7%
Policy Anniversary 5	20.0%
Policy Anniversary 6	25.0%
Policy Anniversary 7	33.3%
Policy Anniversary 8	50.0%
Policy Anniversary 9	100.00%
The DPL Account value on each Monthly Deduction Day on or after the first Policy Anniversary will be equal to (a) minus (b) plus (c) plus (d), where:
(a)
is the value of the DPL Account as of the prior Monthly Deduction Day;
(b)
is the amount amortized;

(c)
is a percentage of the cumulative Sales Expense Charge and State and Federal Premium Tax Charges collected since the last Monthly Deduction Day, including the current Monthly Deduction Day, shown on the following schedule; and

Policy Year 2	88.9%
Policy Year 3	87.5%
Policy Year 4	85.7%
Policy Year 5	83.3%
Policy Year 6	80.0%
Policy Year 7	75.0%
Policy Year 8	66.7%
Policy Year 9	50.0%
(d)
is the interest credited for the prior month.
The interest credited to the DPL Account at any time will be based on a rate of interest, which we declare periodically. Such rate will be declared at least annually.
After the first nine Policy Years or upon termination of the Policy, the value of the DPL Account is zero.
CorpExec VUL V:
We will credit interest on any amount placed in the DPL Account. The value of the DPL Account during the first Policy Year is equal to the cumulative Sales Expense Charge and State and Federal Premium Tax Charges collected during the first Policy Year and interest credited on these amounts. The DPL Account will be amortized on each Policy Anniversary. The amortized amount will be the value of the DPL Account on the date multiplied by the applicable percentage from the following schedule.
Policy Anniversary 1	9.5%
Policy Anniversary 2	10.0%
Policy Anniversary 3	10.5%
Policy Anniversary 4	12.0%
Policy Anniversary 5	17.0%
Policy Anniversary 6	20.0%
Policy Anniversary 7	23.0%
Policy Anniversary 8	24.0%
Policy Anniversary 9	25.0%
Policy Anniversary 10	100.0%
The DPL Account value on each Monthly Deduction Day on or after the first Policy Anniversary will be equal to (a) minus (b) plus (c) plus (d), where:
(a)
is the value of the DPL Account as of the prior Monthly Deduction Day;
(b)
is the amount amortized;
(c)
is a percentage of the cumulative Sales Expense Charge and State and Federal Premium Tax Charges collected since the last Monthly Deduction Day, including the current Monthly Deduction Day, shown on the following schedule; and

Policy Year 2	90.5%
Policy Year 3	90.0%
Policy Year 4	89.5%
Policy Year 5	88.0%
Policy Year 6	83.0%

Policy Year 7	80.0%
Policy Year 8	77.0%
Policy Year 9	76.0%
Policy Year 10	75.0%
(d)
is the interest credited for the prior month.
The interest credited to the DPL Account at any time will be based on a rate of interest, which we declare periodically. Such rate will be declared at least annually.
After the first ten Policy Years or upon termination of the Policy, the value of the DPL Account is zero.
Requesting a Surrender
To surrender a Policy, you must send a Request to our Service Office. Surrender Requests may also be accepted via fax or email.
Upon full surrender, you will receive the Cash Surrender Value or, if applicable, the ACSV less any Policy Debt, while the Insured is alive and this Policy is in effect. We will calculate the Cash Surrender Value or ACSV as of the date on which we receive your Request, unless a later effective date is selected. All insurance will end on the date we receive your Request for full cash surrender at our Service Office.
When the Surrender is Effective
Unless you choose a later effective date, your surrender will be effective as of the end of the Business Day our Service Office receives your Request, together with the Policy. If, however, the day we receive your Request is not a Business Day or if your Request is received after the closing of regular trading on the NYSE, the Requested surrender will be effective on the next Business Day on which the NYSE is open. Generally, we will mail the surrender proceeds in one lump sum within seven days after the effective date, subject to the limits explained in "Policy Payment Information—When We Pay Policy Proceeds". All insurance coverage under the Policy and any riders will end on the day we receive your surrender Request. A surrender may result in taxable income and a 10% penalty tax may apply on certain early surrenders made before the policyowner attains age 59 ½. See “Federal Income Tax Considerations” for more information.
Termination and Reinstatement

Late Period
If, on a Monthly Deduction Day, your Cash Surrender Value is less than the Monthly Deduction Charges, your Policy will continue until the expiration of the Late Period. (See “State Variations” for state-by-state details.) This may happen even if all the Planned Premiums have been paid. During this period, you have the opportunity to pay any Premium needed to cover any overdue charges. We will mail a notice to your last known address stating this amount. We will send a copy to the last known assignee, if any, on our records. We will mail these notices at least 31 days before the end of the Late Period. Your Policy will remain in effect during the Late Period. However, if we do not receive the required payment before the end of the Late Period, we will terminate your Policy. In such event, you will not receive the Cash Value, Cash Surrender Value, Alternative Cash Surrender Value, Life Insurance Benefit, or any other Policy benefits. No new loans or partial withdrawals may be taken during the Late Period.
If the Insured dies during the Late Period, we will pay the Life Insurance Proceeds to the beneficiary. We will reduce the Life Insurance Benefit by the amount of any Policy Debt and by any unpaid Policy charges or Monthly Deduction Charges for the full Policy Month(s) that run from the beginning of the Late Period through the end of the Policy Month in which the Insured dies.

Reinstatement Option
If your Policy has ended, you may Request that we reinstate your Policy (and any other benefits provided by riders) if all of these conditions are met:
●
you send a Request for reinstatement to our Service Office within five years after your Policy is ended;
●
the Insured is alive; and
●
you have not surrendered your Policy for its full Cash Surrender Value or, if applicable, Alternative Cash Surrender Value.
Keep in mind that a termination and subsequent reinstatement may cause your Policy to become a MEC. MECs are subject to less favorable tax treatment on partial withdrawals or amounts borrowed from the Policy. See “Federal Income Tax Considerations—Modified Endowment Contract Status.”
If the required payment is made within 31 days after the end of the Late Period, no proof of insurability is required. If the required payment is not made within 31 days after the end of the Late Period, a written application will be required and you must provide proof of insurability that is acceptable to us.
To reinstate the Policy, you must make a payment sufficient to cover the Monthly Deduction Charges and any other Policy charges to keep the Policy (and any riders) in force for at least three months. This payment will be in lieu of the payment of all Premiums in arrears. You may want to consider paying additional Premium to protect against the impact of potential market fluctuations and performance-related risks on your Cash Value. If, at the time the Policy ended, an outstanding Policy loan was in effect, that loan will also be reinstated. However, accrued simple loan interest at 6.00% from the end of the Late Period to the date of reinstatement must also be paid as part of the consideration paid for the reinstatement. If a Policy loan interest rate of less than 6.00% is in effect when the Policy is reinstated, the interest rate for any Policy Debt at the time of reinstatement will be the same as the Policy loan interest rate.
We will apply your payment to the Allocation Alternatives as of the Business Day we receive it and in accordance with your instructions at the time you make such payment. Payments received after the close of the NYSE (usually 4:00 p.m. Eastern Time) on a Business Day, or on a non-Business Day, will be credited on the next Business Day. The Cash Value that will be reinstated is equal to the Cash Value at the time of lapse. The Cash Surrender Value will be reduced by any Policy Debt, if not repaid.
The effective date of the reinstatement will be the Monthly Deduction Day on or following the date we approve the Request for reinstatement.
New contestability and suicide periods will apply from the effective date of reinstatement.

Distribution and Compensation Arrangements

NYLIFE Distributors, the underwriter and distributor of the Policies, is registered with the SEC and FINRA as a broker-dealer. The firm is an indirect wholly-owned subsidiary of NYLIC, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.
The Policies were sold by registered representatives of NYLIFE Securities, a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with NYLIAC. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by NYLIC or its affiliates and products provided by other companies.
As discussed in the Commissions Paid to Dealers section above, the selling broker-dealer and in turn your registered representative will receive compensation for selling you this policy or any other investment product. See “Charges Associated with the Policy—Commissions Paid To Dealers.”
Please refer to the Statement of Additional Information (“SAI”) for additional information on distribution and compensation arrangements. The SAI is posted at https://dfinview.com/NewYorkLife/TAHD/corpexec-ii-v.
Federal Income Tax Considerations

Our Intent
Our intent in the discussion in this section is to provide general information about federal income tax considerations related to the Policies. This is not an exhaustive discussion of all tax questions that might arise under the Policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your Policy.
The discussion in this section is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We have not included any information about applicable state or other tax laws (except as noted in “Other Tax Considerations” below). Further, you should note that tax law changes from time to time. We do not know whether the treatment of life insurance policies under federal income tax or estate or gift tax laws will continue. Future legislation, regulations, or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of the tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the Policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations, or interpretations.
The ultimate effect of federal income taxes on values under the Policy and on the economic benefit to you or the beneficiary depends upon NYLIAC’s tax status, upon the terms of the Policy, and upon your circumstances.
Tax Status of NYLIAC and the Separate Account
NYLIAC is taxed as a life insurance company under Subchapter L of the IRC. The Separate Account is not a separate taxable entity from NYLIAC and we take its operations into account in determining NYLIAC’s income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining Policy Cash Values, and are automatically applied to increase the book reserves associated with the Policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account are taxed to NYLIAC to the extent those items are applied to increase tax-deductible reserves associated with the Policies.
Charges for Taxes
We impose a federal tax charge equal to up to 1.25% of premiums received under the Policy to compensate us for taxes we have to pay under Section 848 of the IRC in connection with our receipt of premiums. We may increase this charge to reflect changes in the IRC or otherwise to reflect changes in the taxes we owe. No other charge is currently made to the Separate Account for our federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our federal income taxes attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, we may impose a charge for the Policy’s share of NYLIAC’s federal income taxes attributable to the Fixed Account.
Under current laws, we may incur state or local taxes (in addition to premium taxes) in several states and localities. At present, we do not charge the Separate Account for these taxes. However, we reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the Policies.
Diversification Standards and Control Issues
In addition to other requirements imposed by the IRC, a variable policy will qualify as life insurance under the IRC only if the diversification requirements of IRC Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with IRC Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account’s assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a “look through” rule, we are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolios. Each of the Funds has committed to us that the Eligible Portfolios will meet the diversification requirements.
The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable policyowner’s gross income. In connection with its issuance of temporary regulations under IRC Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular Investment Divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and policy Cash Values. These differences could result in you being treated as the owner of your Policy’s pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Policy, as deemed appropriate by us, to attempt to prevent you from being considered the owner of your Policy’s pro-rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio’s investment objective or investment policies.
Life Insurance Status of Policy
We believe that the Policy meets the statutory definition of life insurance under IRC Section 7702 and that you and the beneficiary of your Policy, subject to the discussion below under “IRC Section 101(j)—Impact on Employer-Owned Policies,” will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, we believe that the Life Insurance Benefit under your Policy will be excludable from the gross income of the beneficiary subject to the terms and conditions of Section 101(a)(1) of the IRC.
In addition, unless the Policy is a “modified endowment contract,” in which case the receipt of any loan under the Policy may result in recognition of income to the policyowner, we believe that the policyowner will not be deemed to be in constructive receipt of the Cash Values, including increments thereon, under the Policy until proceeds of the Policy are received upon a surrender of the Policy or a partial withdrawal or, in certain circumstances where there is an existing Policy loan, upon a surrender or lapse of the Policy.

We reserve the right to make changes to the Policy if we think it is appropriate to attempt to assure qualification of the Policy as a life insurance contract. If a Policy were determined not to qualify as life insurance, the Policy would not provide the tax advantages normally provided by life insurance.
IRC Section 101(j)—Impact on Employer-Owned Policies
For an “employer-owned life insurance contract” issued after August 17, 2006 (unless issued in a 1035 exchange for a contract originally issued prior to that date where the new contract is not materially different from the exchanged contract) if certain specific requirements described below are not satisfied, IRC Section 101(j) generally requires policy beneficiaries to treat Life Insurance Proceeds paid under such contract as income to the extent such proceeds exceed the premiums and other amounts paid by the policyowner for the contract. This rule of income inclusion will not apply if, before the policy is issued, the employer-policyowner provides certain Notice to and obtains certain written consents from Insureds (who must be United States citizens or residents) in circumstances where:
(1)
the Insured was an individual who was an employee within 12 months of his death;
(2)
the Insured was a “highly compensated employee” at the time the contract was issued. In general, highly compensated employees for this purpose are owners of more than 5 percent of the employer, employees who for contracts issued in 2026 received compensation in excess of $160,000 in 2025, directors and anyone else in the top 35 percent of employees based on compensation;
(3)
the Life Insurance Proceeds are paid to a family member of the Insured (as defined under Code Section 267(c)(4)), an individual who is a designated beneficiary of the Insured under the policy (other than the policyowner), a trust established for either the family member’s or beneficiary’s benefit, or the Insured’s estate; or
(4)
the Life Insurance Proceeds are used to buy an equity interest in the policyholder from the family member, beneficiary, trust or estate.
Policyowners that own one or more contracts subject to IRC Section 101(j) are also subject to annual reporting and record-keeping requirements. In particular, they must file Form 8925 annually with their U.S. income tax return.
If the contract is issued in a 1035 exchange of another employer-owned life insurance contract that satisfied the notice and consent requirements referenced above, you should discuss with your legal and tax advisers whether and to what extent a new notice and consent are required in connection with this exchange.
You should consult with your tax advisor to determine whether and to what extent IRC Section 101(j) may apply to the Policy. Assuming the provision applies, you should, to the extent appropriate (in consultation with your tax advisor), take the necessary steps, before you acquire the Policy, to ensure that the income inclusion rule described above does not apply to the Policy.
Modified Endowment Contract Status
Internal Revenue Code Section 7702A defines a class of life insurance policies referred to as modified endowment contracts. Under this provision, the Policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance policies, as described below. Taxation of pre-death distributions (including loans) from policies that are classified as modified endowment contracts is somewhat different, as described below.
A life insurance policy becomes a “modified endowment contract” if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the sum of the “seven-pay premium.” Generally, the “seven-pay premium” is the level annual premium, such that if paid for each of the first seven policy years, will fully pay for all future life insurance and endowment benefits under a life insurance policy. For example, if the “seven-pay premium” was $1,000, the maximum premium that could be paid during the first seven policy years to avoid “modified endowment” treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a Policy may or may not be a modified endowment contract, depending on the amount of Premium paid during each of the Policy’s first seven years. A Policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the seven-pay test.

Certain changes in the terms of a Policy, including a reduction in Life Insurance Benefits, will require a Policy to be retested to determine whether the change has caused the Policy to become a modified endowment contract. In addition, if a “material change” occurs at any time while the Policy is in force, a new seven-pay test period will start and the Policy will need to be retested to determine whether it continues to meet the seven-pay test. A “material change” generally includes increases in Life Insurance Benefits, but, where applicable, does not include an increase in Life Insurance Benefits which is attributable to the payment of Premiums necessary to fund the lowest level of Life Insurance Benefits payable during the first seven Policy Years, or which is attributable to the crediting of interest with respect to such Premiums.
Because the Policy provides for flexible Premiums, NYLIAC has instituted procedures to monitor whether, under our current interpretation of the law, increases in Life Insurance Benefits or additional Premiums cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional Premiums will be considered in these determinations.
If a Policy fails the seven-pay test, all distributions (including loans) occurring in the Policy Year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision may also apply to loans and distributions that are received in anticipation of failing the seven-pay test. Under the IRC, any distribution or loan made within two years prior to the date that a policy fails the seven-pay test is considered to have been made in anticipation of the failure.
Any amounts distributed under a “modified endowment contract” (including proceeds of any loan) are taxable to the extent of any accumulated income in the Policy. Penalty taxes may apply to such taxable amounts as well. In general, the amount that may be subject to tax is the excess of the Cash Value (both loaned and unloaned) over the previously unrecovered Premiums paid.
For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the IRC requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.
If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a Policy surrender, a partial withdrawal, or a loan), it may also be subject to a 10% penalty tax under IRC Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own Policies. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 591/2; or (ii) that are attributable to the taxpayer’s becoming disabled; or (iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or for the joint lives or joint life expectancies of the taxpayer and his or her beneficiary.
Status of the Policy After the Insured Is Age 100
The IRS is considering the status of a life insurance policy after the Insured reaches, in the case of this Policy, age 100. The IRS has not issued final guidance on this issue. There is a risk that the Policy may not qualify as life insurance under the Federal tax law after the Insured becomes age 100 and that the policyowner may become subject to adverse tax consequences at that time. For this reason, a tax advisor should be consulted about the advisability of continuing the Policy after the Insured becomes age 100.
Policy Surrenders And Partial Withdrawals
Upon a full surrender of a Policy for its Cash Surrender Value or Alternative Cash Surrender Value, if applicable, you will recognize ordinary income for federal tax purposes to the extent that the Cash Value, or Alternative Cash Surrender Value, as the case may be, less surrender charges and any uncollected additional contract charges, exceeds the investment in your Policy (the total of all Premiums paid but not previously recovered plus any other consideration paid for the Policy). The tax consequences of a partial withdrawal from your Policy will depend upon whether the partial withdrawal results in a reduction of future benefits under your Policy and whether your Policy is a modified endowment contract. If upon a full surrender of a Policy the Premium payments made exceed the surrender proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.

If your Policy is not a modified endowment contract, the general rule is that a partial withdrawal from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first fifteen years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the IRC prescribes a formula under which you may be taxed on all or a part of the amount distributed. After fifteen years, cash distributions from a policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in Face Amount, a full surrender, or a partial withdrawal.
3.8 Percent Medicare Tax on Certain Investment Income
In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $125,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from Qualified Plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012, the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this Policy, distributions or partial withdrawals from this Policy or the exercise of other rights and features under this Policy (including Policy loans).
Policy Loans and Interest Deductions
We believe that under current law any loan received under your Policy will be treated as Policy Debt to you and that, unless your Policy is a modified endowment contract, no part of any loan under your Policy will constitute income to you. If your Policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the Policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10% penalty tax described above. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the loaned amount.
Internal Revenue Code Section 264 provides that interest paid or accrued on a loan in connection with a policy is generally nondeductible. Certain exceptions apply, however, with respect to policies covering key employees. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.
In addition, if your Policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the Cash Surrender Value or, if applicable the Alternative Cash Surrender Value, is more than the Cumulative Premium Amount you paid, you will generally be liable for taxes on the excess. Such amount will be taxed as ordinary income. A 10% penalty tax may apply as well.
Exchanges, Sales, or Assignments of Policies
If you change the policyowner or exchange or assign your Policy, it may have significant tax consequences depending on the circumstances. An assignment, sale, or exchange of the Policy may result in taxable income and tax penalties to you. Further, IRC Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the Life Insurance Benefit which is equal to the total consideration paid for the policy may be excluded from gross income. Based on IRS guidance, amounts received in excess of the consideration paid for the Policy may be taxed as ordinary income to the extent of the amount of gain that would have been realized had the Policy been surrendered. Based on the same guidance, amounts received in excess of that amount would be taxed as a capital gain. If you sell your Policy in a reportable policy sale, the Tax Cuts and Jobs Act of 2017 imposes new information reporting requirements on the purchaser and the policy issuer. Under these new reporting requirements, certain information related to the sale may be required to be reported to the IRS and to the seller.
For more information about Policy assignments, sales, and exchanges, you should consult a qualified tax advisor.

Qualified Plans
The Policies may not be used with Qualified Plans.
Withholding
Under Section 3405 of the IRC, withholding is generally required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages) based on information you furnish on Form W-4P. For non-periodic distributions, the withholding is at a flat rate of 10%, unless you request a different rate of withholding on Form W-4R. You can elect to have either non-periodic or periodic payments made without withholding except where your tax identification number has not been furnished to us, or where the IRS has notified us that a tax identification number is incorrect.
Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.
Under the Foreign Account Tax Compliance Act ("FATCA"), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30% rate on certain payments beginning July 1, 2014.
Business Uses of Policy
Businesses can use the Policies in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing Policy should consult a tax advisor.
Non-Individual Owners and Business Beneficiaries of Policies
If a Policy is owned or held by a corporation, trust or other entity that is not a natural person, this could jeopardize some or all of such entity’s interest deduction under IRC Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under IRC Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, the Policy could be treated as held by the business for purposes of the IRC Section 264(f) entity-holder rules. A qualified tax advisor should be consulted before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.
Corporate Owners
Ownership of a policy by a corporation may affect the policyowner’s exposure to the corporate alternative minimum tax enacted under the Inflation Reduction Act of 2022 (“CAMT”). The CAMT applies to certain large corporations that satisfy certain financial thresholds over certain periods of time. It is a minimum tax system intended to ensure that applicable corporations annually pay at least a 15% tax on adjusted financial statement income, as defined under CAMT (the “Minimum Tax”). If the Minimum Tax exceeds the amount of tax an applicable corporation would pay under the regular corporate tax system for a given year, the corporation may have an additional tax obligation under CAMT. There may be a credit for such additional tax in a later year. You should discuss with your tax advisor whether and to what extent ownership of the policy may cause you to be subject to the CAMT in any given tax year.

Split-Dollar Arrangements
The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.
Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes. Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.
Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.
Tax Shelter Regulations
Prospective owners that are corporations should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.
Other Tax Considerations
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under federal tax law.
The individual situation of each policyowner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of life insurance proceeds will be treated for purposes of federal, state and local estate, inheritance, GST and other taxes.
For 2026, the federal estate tax, gift tax, and generation-skipping transfer tax exemptions and maximum rates are $15,000,000, (as adjusted for inflation starting in 2027), and 40%, respectively. The 2027 exemption amount is currently set to change to a substantially lower amount (expected to be approximately $7,000,000) if no legislation is enacted that would extend current law beyond 2025.
The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Life Insurance Purchases by Residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Legal Proceedings

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under Federal securities law), and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.
Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position;

however, it is possible, that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.
Records and Reports

NYLIC or NYLIAC maintains all records and accounts relating to the Separate Account and the Fixed Account. Each year, we will mail you a report showing your Policy’s Cash Value, Cash Surrender Value (and, if applicable, Alternative Cash Surrender Value), and outstanding loans (including accrued loan interest) as of the latest Policy Anniversary. This report contains any additional information required by any applicable law or regulation. We will also mail you a report each quarter showing this same information as of the end of the previous quarter. This quarterly statement reports Policy transactions that you have Requested or authorized. Please review it carefully.
It is important that you inform NYLIAC of an address change so that you can receive these Policy statements (please refer to the section on “Management and Organization—Our Rights” and “—How to Reach Us for Policy Services.”) In the event that your statement is returned from the U.S. Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current Policy transactions processing until a correct address is obtained. Additionally, no new service requests can be processed until a valid address is provided.
Reports and promotional literature may contain the ratings NYLIC and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody’s Investor’s Services, Inc. and Standard and Poor’s. However, neither NYLIC nor NYLIAC guarantees the investment performance of the Investment Divisions.
Financial Statements

The statutory statements of financial position of NYLIAC as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025 (including the report of the independent registered public accounting firm) and each of the investment divisions of the Separate Account’s statements of assets and liabilities as of December 31, 2025, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are incorporated by reference in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.
State Variations

The following lists all material state variations to the statements made in this prospectus regarding Free Look in certain jurisdictions. There may be variations in other states as well. For more information, please review your Policy.
California:
●
Free Look. Within 20 days after delivery (30 days if you are 60 or more and you, not your employer, own the Policy), you can return the Policy to NYLIAC or to the registered representative through whom it was purchased. If this Policy is returned, the Policy will be void from the start and a refund will be made within 30 days from the date we are notified. The amount we refund will equal the Policy’s Cash Value as of the date the Policy is returned plus any charges which were deducted from any Premiums paid less loans and withdrawals.
District of Columbia:
●
Free Look. Within 20 days after delivery, or if later, within 45 days of the date of execution of the application, you can return the Policy to NYLIAC or to the registered representative through whom it was purchased. If this Policy is returned, the Policy will be void from the start and a refund will be made. The amount we refund will equal the greater of the Policy’s Cash Value as of the date the Policy is returned or the Premiums paid less loans and withdrawals.

New York:
●
Free Look. Within 10 days after delivery, you can return the Policy to NYLIAC or to the registered representative through whom it was purchased. If this Policy is returned, the Policy will be void from the start and a refund will be made. The amount we refund will equal the greater of the Policy’s Cash Value as of the date the Policy is returned to the Home Office, the Service Office, or the registered representative through whom it was purchased, or the Premiums paid less loans and withdrawals.
North Carolina:
●
Free Look. Within 20 days after delivery, or if later within 45 days of the date of execution of the application, you can return the Policy to NYLIAC or to the registered representative through whom it was purchased. If this Policy is returned, the Policy will be void from the start and a refund will be made. The amount we refund will equal the greater of the Policy’s Cash Value as of the date the Policy is returned or the Premiums paid (including any charges which were deducted) less loans and withdrawals.
Oklahoma:
●
Free Look. Within 20 days after delivery, you can return the Policy to NYLIAC or to the registered representative through whom it was purchased. If this Policy is returned, the Policy will be void from the start and a refund will be made. The amount we refund will equal the greater of the Policy’s Cash Value as of the date the Policy is returned or the Premiums paid less loans and withdrawals. If the refund is not made within 30 days of cancellation, the amount of the refund will accumulate at interest, as required by the Insurance Code of the State of Oklahoma.

Appendix: Eligible Portfolios Available Under the Policy
The following is a list of Eligible Portfolios available under the Policy as of the date of this Prospectus. Generally, you may allocate your Net Premiums or Cash Value among up to 20 of the Eligible Portfolios at any one time as well as to the Fixed Account. More information about the Eligible Portfolios is available in the prospectuses for the Eligible Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/corpexec-ii-v. You can also request this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Portfolio’s past performance is not necessarily an indication of future performance.
Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)–Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Sub-Adviser: American Century Investment Management, Inc. (“ACIM”)	0.68%	11.34%	13.96%	11.86%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYL Investors LLC (“NYLI”)	0.55%	6.83%	(0.63%)	1.96%
International/Global Equity	NYLIM VP Candriam Emerging Markets Equity (formerly NYLI VP Candriam Emerging Markets Equity)–Initial Class** Adviser: New York Life Investments / Sub-Adviser: Candriam	1.20%	35.88%	2.77%	7.65%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Dimensional Fund Advisors L.P. (“DFA”)	0.54%	13.75%	12.39%	12.68%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Epoch Investment Partners, Inc.	0.68%	14.24%	12.02%	9.96%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: FIAM LLC	0.68%	13.79%	12.34%	10.97%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.64%	5.13%	5.43%	5.01%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy)–Initial Class Adviser: New York Life Investments	1.01%	8.05%	2.92%	2.07%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Epoch Investment Partners, Inc. and MacKay Shields LLC (“MacKay”)	0.63%	16.99%	6.56%	7.40%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Janus Henderson Investors US LLC (“Janus”)	0.58%	15.05%	8.58%	10.19%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	16.40%	5.60%	10.38%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	6.87%	4.44%	6.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. infrastructure Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.57%	8.44%	0.10%	1.38%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: PineStone Asset Management Inc.	0.86%	12.29%	0.20%	5.44%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index)–Initial Class** Adviser: New York Life Investments	0.12%	17.72%	14.28%	14.63%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Schroder Investment Management North America Inc.	0.83%	7.27%	5.05%	7.39%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.85%	10.41%	7.76%	8.33%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.28%	4.05%	3.02%	1.89%
Large Cap Equity	NYLIM VP Wellington Growth (formerly NYLI VP Wellington Growth)–Initial Class** Adviser: New York Life Investments / Sub-Adviser: Wellington Management Company LLP (“Wellington”)	0.73%	17.06%	10.37%	13.45%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington	0.75%	9.53%	5.93%	7.41%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Winslow Capital Management, LLC	0.75%	14.35%	12.69%	16.14%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio–Class A Adviser: AllianceBernstein L.P. (“AB”)	0.82%	2.89%	8.75%	8.55%
International/Global Equity	AB VPS International Value Portfolio–Class A* Adviser: AB	0.92%	41.70%	10.47%	6.64%
Large Cap Equity	AB VPS Large Cap Growth Portfolio–Class A Adviser: AB	0.65%	13.13%	12.04%	16.17%
Large Cap Equity	AB VPS Relative Value Portfolio–Class A Adviser: AB	0.60%	10.47%	11.42%	10.57%
Small/Mid Cap Equity	AB VPS Small Cap Growth Portfolio–Class A Adviser: AB	0.90%	4.80%	(0.44%)	11.26%
Small/Mid Cap Equity	Alger Small Cap Growth Portfolio–Class I-2 Shares Adviser: Fred Alger Management, LLC (Weatherbie Capital, LLC)	0.97%	5.91%	(4.93%)	8.83%
Asset Allocation	American Funds® IS American Funds Global Balanced Fund–Class 1 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.51%	17.42%	6.37%	7.96%
Asset Allocation	American Funds® IS Asset Allocation Fund–Class 1 Adviser: CRMC	0.29%	16.16%	9.24%	10.05%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	American Funds® IS The Bond Fund of America®–Class 1 Adviser: CRMC	0.22%	7.40%	0.10%	2.61%
Investment Grade Bond	American Funds® IS Capital World Bond Fund®–Class 1 Adviser: CRMC	0.48%	9.55%	(2.27%)	1.47%
International/Global Equity	American Funds® IS EUPAC FundTM (formerly American Funds® IS International Fund)–Class 1 Adviser: CRMC	0.47%	27.04%	3.66%	7.26%
International/Global Equity	American Funds® IS Global Growth Fund–Class 1 Adviser: CRMC	0.40%	21.98%	8.51%	12.46%
Large Cap Equity	American Funds® IS Growth Fund–Class 1 Adviser: CRMC	0.33%	20.54%	13.66%	18.26%
Large Cap Equity	American Funds® IS Growth-Income Fund–Class 1 Adviser: CRMC	0.28%	18.37%	14.19%	14.20%
International/Global Equity	American Funds® IS New World Fund®–Class 1 Adviser: CRMC	0.57%	28.60%	5.59%	9.53%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)–Class 1 Adviser: CRMC	0.65%	14.89%	0.73%	7.50%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund®–Class 1 Adviser: CRMC	0.25%	8.01%	0.01%	1.95%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund–Class 1 Adviser: CRMC	0.25%	17.50%	14.17%	12.65%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund–Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) / Sub-Advisers: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%	19.80%	5.79%	7.59%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund–Class I Adviser: BlackRock / Sub-Adviser: BlackRock International Limited	0.54%	9.19%	4.79%	6.31%
Sector	BNY Mellon IP Technology Growth Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Adviser: NIMNA	0.82%	28.16%	9.24%	17.27%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Advisers: NIMNA and Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Small/Mid Cap Equity	BNY Mellon VIF Small Cap Portfolio (formerly BNY Mellon VIF Opportunistic Small Cap Portfolio)–Initial Shares* Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Adviser: NIMNA	0.83%	10.99%	4.26%	7.83%
Small/Mid Cap Equity	ClearBridge Variable Small Cap Growth Portfolio–Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)	0.81%	9.23%	(0.17%)	9.83%
Large Cap Equity	Columbia Variable Portfolio–Disciplined Core Fund–Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Sub-Adviser: Threadneedle International Limited	0.67%	26.06%	14.06%	12.15%
Non-Investment Grade Bond	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1 Adviser: Columbia	0.75%	12.78%	1.70%	4.28%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Columbia Variable Portfolio–Intermediate Bond Fund–Class 1 Adviser: Columbia	0.52%	9.06%	(0.43%)	2.77%
Small/Mid Cap Equity	Columbia Variable Portfolio–Small Company Growth Fund–Class 1 Adviser: Columbia	0.87%	21.69%	3.59%	15.19%
Non-Investment Grade Bond	Columbia Variable Portfolio–Strategic Income Fund–Class 1 Adviser: Columbia	0.69%	7.21%	4.28%	5.85%
Large Cap Equity	Davis Equity Portfolio** Adviser: Davis Selected Advisers, L.P. / Sub-Adviser: Davis Selected Advisers—NY, Inc.	0.71%	27.24%	13.39%	12.52%
Investment Grade Bond	Dimensional VA Global Bond Portfolio Adviser: DFA / Sub-Advisers: Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)	0.21%	4.35%	1.38%	1.81%
Asset Allocation	Dimensional VA Global Moderate Allocation Portfolio Adviser: DFA	0.28%	14.68%	8.42%	8.65%
International/Global Equity	Dimensional VA International Small Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.39%	36.99%	8.89%	8.68%
International/Global Equity	Dimensional VA International Value Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. And DFAA	0.27%	45.64%	15.85%	10.46%
Large Cap Equity	Dimensional VA U.S. Large Value Portfolio Adviser: DFA	0.21%	15.83%	11.97%	10.51%
Small/Mid Cap Equity	Dimensional VA U.S. Targeted Value Portfolio Adviser: DFA	0.29%	8.95%	13.60%	11.00%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Dimensional VIT Inflation-Protected Securities Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.11%	7.55%	1.05%	3.12%
Alternatives	DWS Alternative Asset Allocation VIP–Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) / Sub-Adviser: RREEF Americas LLC	0.93%	10.50%	5.29%	4.89%
International/Global Equity	DWS Global Small Cap VIP–Class A** Adviser: DIMA	0.87%	20.51%	6.74%	6.70%
Small/Mid Cap Equity	DWS Small Cap Index VIP–Class A Adviser: DIMA / Sub-Adviser: Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP–Class A Adviser: DIMA	0.80%	18.21%	9.66%	7.57%
Asset Allocation	Fidelity® VIP Balanced Portfolio–Initial Class Adviser: Fidelity Management & Research Company LLC (“FMR”) / Sub-Advisers: Other investment advisers	0.41%	15.25%	9.52%	11.13%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.14%	6.98%	(0.57%)	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers	0.54%	21.52%	15.37%	15.78%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.87%	41.20%	5.88%	10.93%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Fidelity® VIP Equity Income PortfolioSM–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.46%	19.02%	12.51%	11.60%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Geode Capital Management, LLC (“Geode”) and FMRC	0.12%	12.32%	8.02%	N/A
Non-Investment Grade Bond	Fidelity® VIP Floating Rate High Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.73%	5.33%	6.06%	5.44%
Asset Allocation	Fidelity® VIP Freedom 2010 PortfolioSM–Initial Class** Adviser: FMR	0.36%	10.53%	3.15%	5.73%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM–Initial Class Adviser: FMR	0.44%	13.33%	4.84%	7.38%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM–Initial Class Adviser: FMR	0.46%	14.59%	5.52%	8.02%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM–Initial Class Adviser: FMR	0.49%	15.52%	6.25%	8.88%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM–Initial Class Adviser: FMR	0.53%	16.69%	7.55%	10.00%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM–Initial Class Adviser: FMR	0.57%	18.79%	9.01%	10.87%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	11.09%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.79%	9.43%	11.08%
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.85%	9.43%	N/A
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	N/A
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.86%	9.43%	N/A
Money Market	Fidelity® VIP Government Money Market Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.25%	4.13%	3.10%	2.03%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	22.02%	11.31%	19.94%
Large Cap Equity	Fidelity® VIP Growth Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.55%	14.92%	13.70%	17.45%
Sector	Fidelity® VIP Health Care Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.59%	14.39%	4.18%	8.75%
Large Cap Equity	Fidelity® VIP Index 500 Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.09%	17.78%	14.31%	14.70%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.78%	18.69%	6.26%	9.81%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	Fidelity® VIP International Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.16%	33.15%	8.02%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.37%	7.22%	0.06%	2.71%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.55%	11.75%	10.10%	10.59%
International/Global Equity	Fidelity® VIP Overseas Portfolio–Initial Class** Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.72%	20.39%	6.62%	7.93%
Sector	Fidelity® VIP Real Estate Portfolio–Initial Class** Adviser: Fidelity SelectCo., LLC, an affiliate of FMR / Sub-Advisers: Other investment advisers	0.60%	3.10%	4.23%	3.87%
Non-Investment Grade Bond	Fidelity® VIP Strategic Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.63%	8.85%	3.07%	4.66%
Sector	Fidelity® VIP Technology Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	23.86%	16.83%	23.76%
Large Cap Equity	Fidelity® VIP Total Market Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.11%	17.11%	13.14%	N/A
Large Cap Equity	Fidelity® VIP Value Portfolio–Initial Class** Adviser: FMR / Sub-Advisers: Other investment advisers	0.60%	11.23%	13.10%	11.24%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Value Strategies Portfolio–Service Class 2** Adviser: FMR / Sub-Advisers: Other investment advisers	0.85%	7.70%	11.87%	10.54%
Sector	Franklin Gold and Precious Metals VIP Fund – Class 1 Adviser: Franklin Advisers, Inc. (“FAV”)	0.70%	N/A	N/A	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund—Institutional Class Adviser: Goldman Sachs Asset Management, L.P.	0.81%	38.48%	11.08%	8.23%
Investment Grade Bond	Invesco V.I. Core Plus Bond Fund–Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.62%	7.09%	(0.11%)	2.99%
Large Cap Equity	Invesco V.I. Discovery Large Cap Fund–Series I Shares** Adviser: Invesco	0.80%	12.79%	11.69%	14.22%
International/Global Equity	Invesco V.I. EQV International Equity Fund–Series I Shares Adviser: Invesco	0.90%	16.50%	3.68%	6.22%
Sector	Invesco V.I. Global Real Estate Fund–Series I Shares** Adviser: Invesco / Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Small/Mid Cap Equity	Invesco V.I. Main Street Mid Cap Fund®–Series I Shares** Adviser: Invesco	0.94%	9.19%	9.11%	9.35%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®–Series I Shares Adviser: Invesco	0.84%	8.70%	8.34%	10.59%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio–Institutional Shares Adviser: Janus	0.72%	7.67%	7.62%	12.79%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Janus Henderson Flexible Bond Portfolio–Institutional Shares** Adviser: Janus	0.57%	7.40%	(0.23%)	2.32%
Large Cap Equity	Janus Henderson Forty Portfolio–Institutional Shares** Adviser: Janus	0.62%	18.14%	11.65%	16.24%
International/Global Equity	Janus Henderson Global Research Portfolio–Institutional Shares Adviser: Janus	0.82%	20.92%	12.51%	12.93%
International/Global Equity	Lazard Retirement International Equity Portfolio–Service Shares** Adviser: Lazard Asset Management LLC	1.10%	33.12%	7.95%	6.82%
Small/Mid Cap Equity	Lord Abbett Series Fund Developing Growth Portfolio–Class VC** Adviser: Lord, Abbett & Co. LLC (“Lord Abbett”)	1.04%	14.59%	(1.17%)	11.03%
Small/Mid Cap Equity	Lord Abbett Series Fund Mid Cap Stock Portfolio–Class VC** Adviser: Lord Abbett	1.15%	7.05%	10.16%	7.98%
Investment Grade Bond	Lord Abbett Series Fund, Inc.–Short Duration Income Portfolio–Class I Adviser: Lord Abbett	0.47%	N/A	N/A	N/A
Investment Grade Bond	LVIP American Century Inflation Protection Fund–Service Class Adviser: Lincoln Financial Investments Corporation (“LFIC”) / Sub-Adviser: ACIM	0.72%	1.54%	1.22%	1.73%
Small/Mid Cap Equity	LVIP American Century Mid Cap Value Fund–Service Class* Adviser: LFIC / Sub-Adviser: ACIM	1.01%	8.52%	7.13%	7.87%
Large Cap Equity	LVIP American Century Value Fund–Service Class Adviser: LFIC / Sub-Adviser: ACIM	0.86%	9.29%	8.41%	8.01%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	LVIP Baron Growth Opportunities Fund–Service Class* Adviser: LFIC / Sub-Adviser: BAMCO, Inc.	1.15%	5.44%	7.96%	9.41%
Large Cap Equity	LVIP BlackRock Equity Dividend Fund–Standard Class Adviser: LFIC / Sub-Adviser: BlackRock Investment Management, LLC	0.66%	7.18%	5.69%	7.18%
Large Cap Equity	LVIP ClearBridge Appreciation Fund—Standard Class (formerly ClearBridge Variable Appreciation Portfolio—Class I) Adviser: LFIC / Sub-Adviser: ClearBridge	0.70%	14.50%	12.72%	13.34%
Large Cap Equity	LVIP ClearBridge Large Cap Growth Fund—Standard Class (formerly ClearBridge Variable Large Cap Growth Portfolio—Class I) Adviser: LFIC / Sub-Adviser: ClearBridge	0.74%	8.62%	10.57%	N/A
International/Global Equity	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.46%	8.90%	3.36%	2.82%
International/Global Equity	LVIP Franklin Templeton Multi-Factor International Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.40%	3.76%	4.48%	4.69%
Investment Grade Bond	LVIP JPMorgan Short Duration Bond Fund–Standard Class Adviser: LFIC / Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)	0.47%	4.30%	1.70%	1.89%
International/Global Equity	LVIP Mondrian International Value Fund–Standard Class Adviser: LFIC / Sub-Adviser: Mondrian Investment Partners Limited	0.74%	4.70%	3.48%	4.20%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	LVIP SSgA Bond Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSgA Funds Management, Inc. (“SSGA FM”)	0.37%	1.05%	(0.60%)	1.03%
International/Global Equity	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.50%	6.80%	0.75%	N/A
International/Global Equity	LVIP SSgA International Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.38%	3.22%	4.49%	4.98%
International/Global Equity	MFS® Global Growth Portfolio–Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	0.88%	13.59%	5.72%	8.91%
Sector	MFS® Global Real Estate Portfolio–Initial Class Adviser: MFS	0.90%	3.53%	1.32%	5.01%
Asset Allocation	MFS® Global Tactical Allocation Portfolio–Initial Class Adviser: MFS	0.78%	15.48%	4.86%	5.67%
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.88%	21.12%	7.07%	9.88%
International/Global Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)–Initial Class Adviser: MFS	0.89%	33.26%	7.28%	9.95%
Small/Mid Cap Equity	MFS® Mid Cap Growth Series–Initial Class Adviser: MFS	0.81%	3.66%	3.26%	11.60%
Small/Mid Cap Equity	MFS® Mid Cap Value Portfolio–Initial Class Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Small/Mid Cap Equity	MFS® New Discovery Series–Initial Class* Adviser: MFS	0.87%	12.96%	(0.28%)	10.74%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	MFS® New Discovery Value Portfolio–Initial Class Adviser: MFS	0.88%	3.08%	8.48%	10.58%
International/Global Equity	MFS® Research International Portfolio–Initial Class Adviser: MFS	0.90%	22.05%	5.51%	7.54%
Large Cap Equity	MFS® Value Series–Initial Class Adviser: MFS	0.69%	13.01%	9.95%	10.05%
Non-Investment Grade Bond	Morgan Stanley VIF Emerging Markets Debt Portfolio–Class I** Adviser: Morgan Stanley Investment Management Inc. (“MSIM”)	1.10%	15.33%	2.70%	4.51%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class I** Adviser: Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)	0.85%	11.56%	10.06%	7.75%
Large Cap Equity	Neuberger Berman AMT Quality Equity Portfolio (formerly Neuberger Berman AMT Sustainable Equity Portfolio)–Class I** Adviser: Neuberger Berman	0.87%	13.74%	12.83%	12.94%
International/Global Equity	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)–Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust (“DMC”)	1.16%	81.26%	8.81%	12.17%
International/Global Equity	Nomura VIP International Core Equity Series (formerly Macquarie VIP International Core Equity Series)–Standard Class** Adviser: DMC	0.86%	24.55%	N/A	N/A
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)–Standard Class Adviser: DMC	0.74%	8.16%	9.26%	9.15%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Non-Investment Grade Bond	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.02%	15.15%	2.60%	5.22%
Investment Grade Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Administrative Class Adviser: PIMCO	1.15%	12.87%	0.17%	2.47%
Non-Investment Grade Bond	PIMCO VIT High Yield Portfolio–Administrative Class Adviser: PIMCO	0.81%	8.95%	3.97%	5.57%
Investment Grade Bond	PIMCO VIT Income Portfolio–Institutional Class Adviser: PIMCO	0.77%	10.36%	3.57%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class Adviser: PIMCO	0.94%	4.10%	1.18%	3.04%
Investment Grade Bond	PIMCO VIT Long-Term U.S. Government Portfolio–Administrative Class Adviser: PIMCO	2.475%	6.15%	(6.82%)	0.01%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio–Administrative Class Adviser: PIMCO	0.66%	5.52%	1.57%	1.79%
Investment Grade Bond	PIMCO VIT Real Return Portfolio–Administrative Class Adviser: PIMCO	1.39%	7.85%	1.21%	3.21%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio–Institutional Class Adviser: PIMCO	0.50%	4.83%	3.40%	2.91%
Investment Grade Bond	PIMCO VIT Total Return Portfolio–Administrative Class Adviser: PIMCO	0.73%	8.89%	0.02%	2.36%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	Principal VC Real Estate Securities Account–Class 1 Adviser: Principal Global Investors, LLC / Sub-Advisers: Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
International/Global Equity	Putnam VT International Value Fund–Class IA Adviser: Putnam Investment Management, LLC / Sub-Advisers: FAV, Franklin Templeton Investment Management Limited, and The Putnam Advisory Company, LLC	0.81%	35.07%	12.77%	9.13%
Large Cap Equity	T. Rowe Price All-Cap Opportunities Portfolio** Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	0.80%	16.30%	12.22%	16.93%
Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price	0.75%	18.74%	11.68%	15.54%
International/Global Equity	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price	0.95%	18.41%	3.92%	7.10%
Investment Grade Bond	T. Rowe Price Limited-Term Bond Portfolio** Adviser: T. Rowe Price	0.50%	5.71%	2.17%	2.34%
Asset Allocation	T. Rowe Price Moderate Allocation Portfolio** Adviser: T. Rowe Price	0.85%	14.50%	5.50%	7.84%
Asset Allocation	Thrivent Aggressive Allocation Portfolio Adviser: Thrivent Financial for Lutherans (“Thrivent”)	0.85%	15.81%	9.61%	11.26%
Asset Allocation	Thrivent Conservative Allocation Portfolio Adviser: Thrivent	0.50%	10.17%	4.03%	5.42%
International/Global Equity	Thrivent Global Stock Portfolio Adviser: Thrivent	0.60%	20.82%	10.69%	10.67%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Thrivent Large Cap Growth Portfolio Adviser: Thrivent	0.43%	16.95%	12.89%	16.35%
Small/Mid Cap Equity	Thrivent Mid Cap Index Portfolio Adviser: Thrivent	0.25%	7.23%	8.86%	10.46%
Small/Mid Cap Equity	Thrivent Mid Cap Stock Portfolio Adviser: Thrivent	0.66%	4.43%	6.86%	11.30%
Small/Mid Cap Equity	Thrivent Small Cap Index Portfolio Adviser: Thrivent	0.24%	5.80%	7.06%	9.57%
Asset Allocation	TOPS® Aggressive ETF Portfolio (formerly TOPS® Aggressive Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark Advisers, Inc. (“ValMark”) / Sub-Adviser: Milliman Financial Risk Management LLC (“Milliman”)	0.54%	18.83%	9.41%	10.43%
Asset Allocation	TOPS® Balanced ETF Portfolio–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	12.85%	5.52%	6.39%
Asset Allocation	TOPS® Conservative ETF Portfolio–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.56%	10.15%	4.34%	4.99%
Asset Allocation	TOPS® Managed Risk Moderate ETF Portfolio (formerly TOPS® Managed Risk Moderate Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	10.36%	4.74%	5.72%
Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF Portfolio (formerly TOPS® Managed Risk Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	11.65%	5.36%	6.13%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	TOPS® Moderate ETF Portfolio (formerly TOPS® Moderate Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.53%	15.13%	6.92%	7.99%
Asset Allocation	TOPS® Moderately Aggressive ETF Portfolio (formerly TOPS® Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	17.99%	8.56%	9.53%
Non-Investment Grade Bond	VanEck VIP Emerging Markets Bond Fund–Initial Class Shares** Adviser: Van Eck Associates Corporation	1.10%	18.49%	3.91%	5.24%
Large Cap Equity	Voya Growth and Income Portfolio–Class I Adviser: Voya Investments, LLC (“Voya”) / Sub-Adviser: Voya Investment Management Co. LLC (“VIM”)	0.67%	18.21%	15.46%	14.62%
Non-Investment Grade Bond	Voya High Yield Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.48%	8.80%	3.92%	5.82%
Asset Allocation	Voya Index Solution 2030 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	15.44%	6.80%	8.59%
Asset Allocation	Voya Index Solution 2040 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	18.91%	9.05%	10.33%
Asset Allocation	Voya Index Solution 2050 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	20.70%	10.14%	10.97%
Investment Grade Bond	Voya Intermediate Bond Portfolio—Class I Adviser: Voya / Sub-Adviser: VIM	0.55%	7.71%	0.15%	2.66%
Investment Grade Bond	Voya Limited Maturity Bond Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.28%	5.69%	2.13%	2.27%

Type	Eligible Portfolio and Advisers/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	Voya MidCap Opportunities Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.82%	3.90%	4.55%	10.97%
Small/Mid Cap Equity	Voya RussellTM Mid Cap Index Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.40%	10.08%	8.26%	10.59%
Small/Mid Cap Equity	Voya Small Company Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.87%	8.59%	6.26%	8.39%
Small/Mid Cap Equity	VY® JPMorgan Mid Cap Value Portfolio–Class I Adviser: Voya / Sub-Adviser: JPMIM	0.85%	4.63%	9.53%	8.75%
Small/Mid Cap Equity	VY® JPMorgan Small Cap Core Equity Portfolio–Class I Adviser: Voya / Sub-Adviser: JPMIM	0.89%	3.86%	4.89%	9.04%
International/Global Equity	VY® Morgan Stanley Global Franchise Portfolio–Class R6 Adviser: Voya / Sub-Adviser: MSIM	0.89%	0.33%	5.06%	N/A
Asset Allocation	VY® T. Rowe Price Capital Appreciation Portfolio–Class I Adviser: Voya / Sub-Adviser: T. Rowe Price Investment Management	0.65%	12.32%	9.49%	11.32%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio–Class I* Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.54%	7.75%	(1.44%)	2.11%
Investment Grade Bond	Western Asset Long Credit VIT Portfolio–Class I** Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.41%	8.59%	N/A	N/A
*
Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
**
No premiums or transfers will be accepted into this Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.

Obtaining Additional Information

The Statement of Additional Information (“SAI”) contains additional information about CorpExec VUL, including information about compensation arrangements. The SAI is available without charge upon Request. You may Request the SAI, or request other information about the Policy or make investor inquiries, by mail by contacting NYLIAC at our Service Office, or by calling (888) 695-4748. The SAI is also posted at https://dfinview.com/NewYorkLife/TAHD/corpexec-ii-v. The current SAI is incorporated by reference into the prospectus and has been filed with the SEC.
Reports and other information about CorpExec VUL are available on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
For a free personalized illustration, or additional information about your Policy, contact your Registered Representative or call us at (888) 695-4748.
EDGAR ID: COOOO25718

New York Life Insurance and Annuity Corporation
Corp Exec VUL VI
Corporate Executive Series Variable Universal Life
Prospectus—May 1, 2026
A flexible premium corporate sponsored variable universal life insurance policy offered to individuals under New York Life Insurance and Annuity Corporation ("NYLIAC") Corporate Sponsored Variable Universal Life Separate Account-I
Please use the following address to send policy premium payments and service Requests to us:
Service Office:
New York Life Insurance and Annuity Corporation
NYLIFE Distributors, LLC
Attention: New York Life Institutional Life
6130 Sprint Parkway, Suite 400
Overland Park, KS 66211
Telephone: (888) 695-4748
Fax: (913) 906-4129
E-mail: NYLAMN_Service@newyorklife.com
This prospectus describes NYLIAC Corp Exec VUL VI (the “Policy”), which is part of the NYLIAC Corporate Executive Series Variable Universal Life Insurance Policies. New Policies are no longer offered for sale. The other policies in the NYLIAC Corporate Executive Series are described in a separate prospectus. In this prospectus, the words “we,” “our,” or “us” refer to NYLIAC and the words “you” or “your” refer to the policyowner. The prospectus contains all material variations to the statements about the Policies, including all material state variations to the Policies.
The Securities and Exchange Commission (SEC) has not approved or disapproved of these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense. Policies have risks including risk of loss of the amount invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.
The Policy is not considered an offering in any jurisdiction where such an offering may not be lawfully made. We do not authorize any information or representations regarding the offering described in this Prospectus and the Statement of Additional Information (“SAI”) other than as contained in these materials or any attached supplements to them or in any supplemental sales material we authorize.
The Policy is a very complex investment and life insurance product. This Prospectus is designed to provide policyowners with information about the Policy. NYLIAC encourages policyowners to carefully evaluate and understand the Policy and its potential benefits and risks. Additional information about certain investment products, including variable life insurance, has been prepared by the SEC and is available at www.investor.gov.
The purpose of this Policy is to provide a Life Insurance Benefit to the beneficiary named by the policyowner. NYLIAC makes no claim that this Policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
The Policy may decrease in value, even to the point of having no value, because of both the charges imposed and poor investment performance. The entire amount invested in the Policy could be lost.

i

ii

Definitions

1933 Act: The Securities Act of 1933, as amended.
1940 Act: The Investment Company Act of 1940, as amended.
AAR: Automatic Asset Reallocation.
Accumulation Unit: An accounting unit we use to calculate the value in the Investment Divisions. We use Net Premiums and transfers allocated to the Investment Divisions to purchase Accumulation Units in those Investment Divisions.
Accumulation Value: The sum of the dollar value of the Accumulation Units in all of the Investment Divisions.
Allocation Alternatives: The Investment Divisions of the Separate Account and the Fixed Account. Generally, policyowners may invest their Net Premiums in a total of 20 Allocation Alternatives at any one time but certain Policies may invest in 35 Allocation Alternatives.
Alternative Cash Surrender Value (“ACSV”): The Cash Value of the Policy plus the value of the DPL Account.
Attained Age: The Insured's issue age, plus the number of Policy Years completed since the Policy Date.
Business Day: Any day on which the NYSE is open for regular trading. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of regular trading on the NYSE, if earlier. (Each Business Day is Valuation Day.)
Cash Surrender Value: The Cash Value less Policy Debt.
Cash Value: The sum of (a) the Accumulation Value, (b) the value in the Fixed Account, and (c) the value in the Loan Account.
Cash Value Accumulation Test (“CVAT”): An IRS test to determine whether a policy can be considered life insurance. See “Policy Payment Information—Life Insurance Benefit Options” for more information.
Cost of Insurance: A monthly charge that is deducted from your Policy’s Cash Value on the Monthly Deduction Day for the costs of providing a Life Insurance Benefit.
Cumulative Premium Amount: An amount representing the sum of the total Planned and Unplanned Premium payments made under the Policy less the total partial surrenders and partial surrender fees taken under the Policy. Reductions due to partial surrenders will never cause this amount to be less than zero. This amount is used to calculate Life Insurance Benefit Option 3.
DPL Account: The Deferred Premium Load Account, an account representing a portion of the cumulative sales expense charge and State and Federal Premium Tax charges collected.
Effective Annual Loan Interest Rate: The rate that is payable in arrears on the Policy Anniversary, as stated on the Policy Data Pages, for any loans taken under the Policy.
Eligible Portfolios (“Portfolios”):The mutual fund portfolios of the Funds that are available for investment through the Investment Divisions. See “Appendix—Eligible Portfolios Available Under the Policy” for a listing and information about the Eligible Portfolios.
Face Amount: The dollar amount of life insurance under the Policy as selected by the policyowner. It may be changed by the policyowner. It equals the initial Face Amount shown on the Policy Data Pages, plus or minus any changes made to the initial Face Amount. See “Policy Payment Information—Changing the Face Amount of Your Policy” for more information about the Face Amount.
FDIC: Federal Deposit Insurance Corporation.
FINRA: The Financial Industry Regulatory Authority, Inc.
Fixed Account: The Allocation Alternative that accrues interest at fixed rates on a daily basis, subject to a minimum guarantee, which is credited on each Monthly Deduction Day. This rate can change, subject to the Guaranteed Minimum Interest Rate. Assets in the Fixed Account are part of NYLIAC’s General Account.
1

Flat Extra: An additional charge that may be assessed and added to the Cost of Insurance charge to cover an additional risk on the Insured, based on our assumption of mortality risk attributable to hazards or hazardous activities whose risks are assessed to be largely independent of age. If applicable, the amount and duration of any Flat Extra will be displayed on the Policy Data Pages.
Fund: An open-end management investment company that is registered with the SEC under the 1940 Act.
General Account: An account representing all of NYLIAC’s assets, liabilities, capital and surplus, income, gains, or losses that are not included in the Separate Account or any other separate account. These assets are subject to the claims of our general creditors. We allocate to this account any Net Premium payments you make during the free look period.
Good Order:A Notice, Request, or Policy transaction is in “Good Order” if it complies with our administrative procedures and the required information is complete and correct. We may delay our response to a Notice, Request, or Policy transaction if it is not in Good Order. Good Order generally means our actual receipt of instructions relating to the Notice, Request, or Policy transaction at our Service Office (or, if permitted, by telephone or electronically to NYLAMN_Service@newyorklife.com), along with all forms and other information or documentation necessary to complete the Policy transaction. We may determine whether any particular Notice, Request, or Policy transaction is in Good Order. If you have any questions, you should contact us or your registered representative before submitting a Notice, Request, or Policy transaction.
Guaranteed Minimum Interest Rate (“GMIR”): The guaranteed minimum interest crediting rate for the Fixed Account, as shown on the Policy Data Pages.
Guideline Premium Test (“GPT”): An IRS test to determine whether a policy can be considered life insurance. See “Policy Payment Information—Life Insurance Benefit Options” for more information.
Insured: The person whose life the Policy covers, as named in the application and stated on the Policy Data Pages.
Investment Division: A subaccount of the Separate Account. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.
IRC: Internal Revenue Code of 1986, as amended.
IRS: The Internal Revenue Service.
Issue Date: The date we issue the Policy, as specified on the Policy Data Pages.
Late Period: A period of 62 days after the Monthly Deduction Day when the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month.
Life Insurance Benefit: The benefit calculated under the Life Insurance Benefit Option you have chosen.
Life Insurance Proceeds: The amount we will pay to the beneficiary when we receive due proof in Good Order that the Insured died while the Policy is in effect. The Life Insurance Proceeds are equal to (1 + 2) – (3 + 4) where: (1) is the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen, valued as of the date of death; (2) is any additional death benefits available under any available riders, if elected; (3) is any Policy Debt; and (4) is any unpaid Monthly Deduction Charges.
Loan Account: The account that holds a portion of Cash Value for the purpose of securing any Policy Debt. It is part of NYLIAC’s General Account.
Loan Value: The amount of Cash Value available to borrow using your Policy as sole security. Unless otherwise provided in your Policy, the loan value on any given date may equal up to 90% of the Cash Value less any Policy Debt as of that date.
MEC: A modified endowment contract, which is a type of life insurance contract defined in Section 7702A of the Internal Revenue Code. For a description of MECs and the tax consequences of MEC status, please see “Federal Income Tax Considerations—Modified Endowment Contract Status” below.
Minimum Redemption: The minimum amount that you can redeem from an Investment Division, as stated on the Policy Data Pages.
2

Monthly Contract Charge: A monthly charge that is deducted from your Policy’s Cash Value on the Monthly Deduction Day for the costs of providing certain administrative services, including Premium collection, record-keeping, processing claims, and communicating with policyowners, as specified on the Policy Data Pages.
Monthly Deduction Charges: The Monthly Deduction Charges consist of the Cost of Insurance charge, additional Flat Extras, Mortality and Expense Risk Charge, Monthly Contract Charge, and any applicable monthly rider charges deducted from your Policy’s Cash Value on each Monthly Deduction Day.
Monthly Deduction Day: The date of each month, specified on the Policy Data Pages, as of which we deduct from Cash Value the Mortality and Expense Risk Charge, the Monthly Contract Charge, the Cost of Insurance charge (including any Flat Extras), and, if applicable, a rider charge for the cost of the STR. The first Monthly Deduction Day will be the first monthly anniversary of the Policy Date on or following the Issue Date. However, if we have not received your initial Premium payment as of the Issue Date, the first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the date we receive the initial Premium payment.
Mortality and Expense Risk Charge: A monthly charge that is assessed to cover the risk that the group of lives we have insured under our Policies will, on average, not live as long as we expect (mortality risk), and the risk that the cost of issuing and administering the Policies will be greater than we have estimated (expense risk).
Net Amount at Risk: The Net Amount of Risk is equal to the number of thousands of Life Insurance Benefit divided by 1.0032737 minus the number of thousands of Alternative Cash Surrender Value as of the Monthly Deduction Day (before the Cost of Insurance is deducted but only after the other Monthly Deduction Charges are deducted). See “Policy Payment Information–Life Insurance Benefit Options” for more information.
Net Premium: Premium you pay less the Sales Expense Charge and the State and Federal Premium Tax Charges.
Notice: A signed written notice in Good Order received at our Service Office which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
NYLIAC: New York Life Insurance and Annuity Corporation.
NYLIC: New York Life Insurance Company.
NYLIFE Distributors: NYLIFE Distributors, LLC.
NYLIFE Securities: NYLIFE Securities, LLC.
NYSE: The New York Stock Exchange.
Planned Premium: The initial Premium and the Premium amounts for Policy Years 2-10 as set forth in the Policy application and/or on Policy Data Page 2.
Policy or Corp Exec VUL VI:Your Corp Exec VUL VI variable universal life policy.
Policy Anniversary: The anniversary of the Policy Date specified on the Policy Data Pages. A Policy Anniversary starts a new Policy Year.
Policy Data Pages: The Policy pages that provide information regarding your Policy, such as Face Amount, Premium payments, and Policy charges.
Policy Date: The date we use as the starting point for determining Policy Years and Monthly Deduction Days. Your Policy Date will be the same as your Issue Date, unless you Request otherwise. Generally, you may not choose a Policy Date that is more than six months before your Policy’s Issue Date. You can find your Policy Date on the Policy Data Pages.
Policy Debt: The amount of outstanding loan(s) under your Policy, plus accrued interest.
Policy Month: The monthly period beginning on each Monthly Deduction Day and extending to, but not including, the next Monthly Deduction Day.
Policy Year: The year from a Policy Anniversary to, but not including, the next Policy Anniversary. The first Policy Year begins on the Policy Date, and each twelve-month period thereafter.
Premium: A Planned Premium or an Unplanned Premium.
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Qualified Plan: An employee benefit plan that is intended to qualify for special federal income tax treatment under Section 401(a) of the IRC.
Qualified Policy: A variable universal life insurance policy owned by a Qualified Plan.
Request: A signed written request in Good Order received at our Service Office which gives us the facts that we need. When you write to us, please include the Policy number, the Insured’s full name, and your current address.
Sales Standards: The criteria used to evaluate whether a recommended transaction, relating to your policy, complies with applicable standards of conduct.
SEC: The U.S. Securities and Exchange Commission.
Separate Account: NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I, a segregated asset account NYLIAC established to receive and invest Net Premiums that are allocated to the Investment Divisions. The Separate Account is divided into subaccounts that correspond to the Investment Divisions.
Service Office: As shown on the front cover of this prospectus.
STR: Supplementary Term Rider.
Target Face Amount: The Face Amount of the Policy or, for policyowners who have elected to include the STR, the Target Face Amount is the sum of the Face Amount plus the Term Insurance Benefit.
Target Premium: An amount used to determine the Sales Expense Charge. The Target Premium is based on the Face Amount of the Policy or the Target Face Amount if the STR is included. Any change to the Policy which results in a change to the Face Amount will change the Target Premium.
Term Insurance Benefit: The dollar amount of life insurance under the STR as determined at the time of issue. It equals the initial Term Face Amount shown on the Policy Data Pages, plus or minus any changes made to the initial Term Face Amount.
Unplanned Premium: Premium payments you make in addition to Planned Premium.
4

Important Information You Should Consider About the Policy

Fees and Expenses

Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.

Transaction Charges
We charge you a Sales Expense Charge, State Premium Tax Charge, and Federal
Premium Tax Charge on each Premium you pay up to Attained Age 100. The Sales
Expense Charges will differ according to the blend of base Policy and term rider life insurance coverage that you can obtain under the Supplementary Term Rider. See
“Charges Associated with the Policy—Deductions from Premium Payments” for more information.
We may also charge you a Fund Transfer Charge on transfers among the investment options under your Policy and a Partial Surrender Processing Fee on partial surrenders. Currently, we are not imposing these charges. See “Charges
Associated with the Policy—Separate Account Charges—Fund Transfer Charge” and
“—Partial Surrender Processing Fee.”
Finally, we reserve the right to charge a fee for returned payments, but we are not currently charging it.

Ongoing Fees and Expenses
In addition to transaction charges, an investment in the Policy is subject to certain ongoing fees and expenses which we deduct monthly, including Cost of Insurance charges, Flat Extras charges (added to the Cost of Insurance charge to cover certain additional mortality risk) and term rider charges. These charges may vary based on the characteristics of the Insured (e.g., issue age, gender, underwriting class, Policy Year, and the Face Amount and Life Insurance Benefit Option of your
Policy). See “Charges Associated with the Policy—Deductions from Cash
Value—Cost of Insurance Charge” and “Description of the Policy—Additional
Benefits through Riders and Options.”
We also charge a Mortality and Expense Risk Charge and a Monthly Contract
Charge. See “Charges Associated with the Policy—Deductions from Cash Value” and
“—Loan Charges.” You should review the Policy Data Pages of your Policy for rates and the specific fees applicable to your Policy.
You will also bear expenses associated with the Eligible Portfolios available under your Policy, as shown in the following table, which shows the minimum and maximum total operating expenses deducted from the assets of the Eligible Portfolios (before any fee waiver or expense reimbursement) during the year ended December 31,
2025. (See “Appendix—Eligible Portfolios Available Under the Policy” for our list of available Eligible Portfolios, the current expenses for these Portfolios, and the
Average Annual Total Returns).

	Annual Fee	Minimum	Maximum
	Investment Options (Eligible Portfolio fees and expenses)	0.09%	2.475%

Risks

Risk of Loss	You can lose money by investing in the Policy. See “Summary of Principal Risks of Investing in the Policy—Investment Risk.”
5

Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. It is designed to provide a life insurance benefit and to help meet other long-term financial objectives. Substantial fees, expenses, and tax consequences generally make variable life insurance inappropriate as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders. See “Summary of Principal Risks of
Investing in the Policy—Not a Short-Term Investment,” “Loans,” and
“Surrenders—Partial Surrenders—Amount Available for a Partial Surrender.”

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you select. Each
Allocation Alternative (including the Fixed Account) has its own unique risks. The performance of the Eligible Portfolios will vary, and some are riskier than others.
Accordingly, you should review the prospectuses for the Eligible Portfolios before making an investment decision. A discussion of the risks of allocating your Premiums or Cash Value to one or more Eligible Portfolios can be found in the prospectuses for the Eligible Portfolios, which are available at https://dfinview.com/NewYorkLife/TAHD/
corpexec-vi. See also “Management and Organization—Funds and Eligible
Portfolios,” “—The Fixed Account,” and “—Interest Crediting.”

Insurance Company Risks
An investment in the Policy is subject to the risks related to NYLIAC, including that any obligations (including the Fixed Account), guarantees, or benefits under the
Policy are subject to the claims-paying ability and financial strength of NYLIAC and are not backed or guaranteed by NYLIC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. There are also risks relating to
NYLIAC’s administration of the Policy, including cybersecurity and infectious disease outbreak risks. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at
NYLAMN_Service@newyorklife.com.

Contract Lapse
Your Policy can lapse even if you pay all of the Planned Premiums on time. When a
Policy lapses, it has no value, and no benefits are paid upon the death of the Insured.
You may also lose the principal invested. Your Policy will lapse if the Cash Surrender
Value is insufficient to cover the Monthly Deduction Charges and you do not pay enough Premium to cover the overdue charges by the end of the Late Period under your Policy. This can happen in a number of circumstances, including minimal funding, partial surrenders, excessive Policy loans and interest, Policy charges
(including increases in Policy charges), market fluctuations, and poor investment return of the Eligible Portfolios you select. The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. A Policy that has a
Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions, or that is otherwise minimally funded, is less likely to maintain its Cash
Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the
Planned Premiums may be required. In addition, by paying only the minimum
Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. If the Policy lapses, there are costs and
Premium requirements associated with reinstatement of the Policy. See “Principal
Risks of Investment in the Policy—Risk of Termination,” “Termination and
Reinstatement—Late Period” and “–Reinstatement Option.” In some states, the
Policy’s Late Period and other lapse and reinstatement provisions may differ. For more information on state variations, ask your registered representative or see “State
Variations.”

6

Restrictions

Investments
Generally, you may allocate your Net Premiums or Cash Value among up to 20 of the
Eligible Portfolios at any one time as well as to the Fixed Account. Certain policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Portfolios and the Fixed Account; please contact us for more information.
Unless we agree otherwise, the minimum amount that may be transferred among the
Investment Divisions or to or from the Fixed Account at one time is $500 (or, if less, the entire amount in that investment option). If, after a transfer, less than $500 would remain in the relevant Investment Division or the Fixed Account, we may include the remaining value in the transfer. See “Description of the Policy—Investment Divisions
and the Fixed Account—Transfers among Investment Divisions and the Fixed
Account.”
In addition, we may limit your ability to make transfers involving the Investment
Divisions if a transfer may disadvantage or potentially hurt the rights of other policyowners. We also will reject or reverse a transfer Request if any of the relevant
Eligible Portfolios for any reason does not accept the purchase of its shares. For more information about our rights to decline transfers, see “Description of the
Policy—Limits on Transfers.” For more information about the Eligible Portfolios’ rights to refuse or restrict purchases and redemptions of their shares, see their prospectuses.
NYLIAC reserves the right to remove or substitute Eligible Portfolios as investment options or close investment options to new investment. See “Management and
Organization—Our Rights” and “Appendix—Eligible Portfolios Available Under the
Policy” for our list of available Eligible Portfolios.
In addition, NYLIAC has the right to establish limits on your ability to allocate Net
Premiums, or to transfer all or part of the Cash Value from an Investment Division to the Fixed Account. These limits may include allowing no Premium allocations, or transfers from the Investment Divisions, to the Fixed Account. See “Description of the
Policy—Investment Divisions and the Fixed Account—Amount in the Fixed Account”
and “—Transfers Among Investment Divisions and the Fixed Account.”

Optional Benefits
The Supplementary Term Rider is not available for Policies under the guideline premium test.
There are limitations on the benefit amounts associated with some optional benefits.
Activation of certain optional benefits may affect the Face Amount, life insurance proceeds or other rights under the policy.
You are required to have a minimum Cash Value to elect, or retain access to, certain optional benefits.
Some optional benefits may have tax implications.
We may modify or discontinue offering an optional benefit at any time.
Some optional benefits may not be used together.
We may change these restrictions in the future.
For more detailed information, see “Description of the Policy—Additional Benefits
Through Riders and Options.”

Taxes

7

Tax Implications
You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy. For example, special rules apply to employer-owned policies. The Policy may not be used with tax-qualified plans or individual retirement accounts. Full and partial surrenders (including loans)
may be subject to ordinary income tax and, subject to certain exceptions, a 10 percent penalty tax. See “Federal Income Tax Considerations” for more information about the tax consequences of the Policy.

Conflicts of Interest

Investment Professional Compensation
Selling broker-dealers and, in turn their registered representatives, receive compensation for selling the Policy. The compensation will consist of commissions, asset-based compensation, expense allowances, and/or other compensation programs. NYLIAC also may enter into agreements with service entities, which may be affiliated with broker-dealers, under which NYLIAC pays service fees or additional compensation. These compensation arrangements may have the potential to influence the recommendations made by your registered representative or broker-dealer. See “Distribution and Compensation Arrangements.”
The Policy offers a choice of three Life Insurance Benefit Options. (See ”Policy
Payment Information—Life Insurance Benefit Options.”) The Life Insurance Benefit
Option you choose will affect the amount of your Policy’s Target Premium through its constituent Face Amount. As Target Premium affects the amount of compensation received by your registered representative, your choice of Life Insurance Benefit
Option may have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.
If your Policy includes a Supplementary Term Rider, the blend of base Policy life insurance coverage and STR life insurance coverage affects the compensation paid to your registered representative for selling you the Policy. Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of STR coverage. This could influence your registered representative’s advice to you about the relative amounts of base Policy and term insurance coverage you should purchase. See “Description of the Policy—Additional
Benefits Through Riders and Options” and “Distribution and Compensation
Arrangements.”

Exchanges
Some investment professionals may have a financial incentive to offer you a new policy in place of one that you already own. You should only exchange your Corp
Exec VUL VI Policy if you determine, after comparing the features, fees, and risks or both policies, that it is preferable for you to purchase the new policy rather than continue to own your Corp Exec VUL VI Policy.
It may not be to your advantage to borrow money to purchase a Policy or to take partial surrenders from another policy you own to make Premium payments under this Corp Exec VUL VI Policy. See “Description of the Policy—Tax-Free
“Section 1035” Insurance Policy Exchanges.”

8

Overview of the Policy

1.
What is the Purpose of the Policy?
The Policy is offered by NYLIAC to individual executives and other employees to provide life insurance coverage for executives and other employees in a corporate-sponsored arrangement, as well as to fund employee benefit obligations. The Policy offers life insurance protection through a choice of Life Insurance Benefit options and a Supplementary Term Rider available under certain Policies, and provides for flexible Premiums, where you decide the timing and amount of each payment. It also provides the potential to accumulate Cash Value and gives you the ability to access the Policy’s Cash Surrender Value through loans and partial surrenders. It also provides the potential to accumulate Cash Value in the early Policy Years as well as to complement traditional sources of retirement income in the later years. This Policy, like other variable life insurance policies, is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives and is generally unsuitable for use as a short-term savings vehicle. The Policy may not be used in Qualified Plans.
2.
What are the Premiums under the Policy?
The Policy is a flexible Premium variable life insurance policy. “Flexible Premium” means that you may decide the timing and amount of each Premium payment. Premium payments are not required, except for payment of the initial Premium. As long as the Cash Surrender Value is sufficient to cover the Policy’s Monthly Deduction Charges, you can increase, decrease, or stop making Premium payments to meet your needs. However, if your Policy is underfunded or the Eligible Portfolios you select have poor investment performance, you may forego the opportunity to build up significant Cash Value or your Policy may lapse. When a Policy lapses, it has no value, and no benefits are paid upon the death of the Insured. You may also lose the principal invested.
We may decline Premiums or require additional underwriting for Premiums that would increase your Policy’s Life Insurance Benefit more than its Alternative Cash Surrender Value. You may not pay Premium in an amount that would jeopardize your Policy’s status as a contract of life insurance under the IRC. See “Premiums,” for more information about Premium payments. You may not make Premium payments after the Policy Anniversary on which the Insured is Attained Age 100, except to keep the Policy from lapsing.
If, on a Monthly Deduction Day, your Cash Surrender Value is less than the Monthly Deduction Charges, your Policy will continue until the expiration of the Late Period. This may happen even if all the Planned Premiums have been paid. During this period, you will have the opportunity to pay any Premium needed to cover any overdue charges. We will mail a notice to your last known address (as well as to the last known assignee, if any) stating this amount. We will mail these notices at least 31 days before the end of the Late Period. Your Policy will remain in effect during the Late Period. However, if we do not receive the required payment, postmarked by the end of the Late Period, we will terminate your Policy. See “Termination and Reinstatement—Late Period”.
If your Policy has ended, you may Request that we reinstate your Policy (and any other benefits provided by riders in effect at the end of the Policy) as long as you send a Request for reinstatement within three years after your Policy is ended; the Insured is alive; and you have not surrendered your Policy for its full Cash Surrender Value or, if applicable, Alternative Cash Surrender Value. To reinstate the Policy, you must also make a payment sufficient to cover the Monthly Deduction Charges and any other Policy charges to keep the Policy in force for at least three months. This payment will be in lieu of the payment of all Premiums in arrears. You may want to consider paying additional Premium to protect against the impact of potential market fluctuations and performance-related risks on your Cash Value. If, at the time the Policy ended, an outstanding Policy loan was in effect, the Policy Debt at the time of lapse must also be repaid in full at the time of reinstatement. If the required payment is made within 31 days after the end of the Late Period, no proof of insurability is required. If the required payment is not made within 31 days after the end of the Late Period, a written application will be required and you must provide proof of insurability that is acceptable to us.
3.
How May Your Premiums be Allocated?
You may allocate your Net Premiums to the Investment Divisions, each of which invests in an Eligible Portfolio, or to the Fixed Account. Generally, you may allocate your Net Premiums among up to 20 Eligible Portfolios at any one time and the Fixed Account. Certain policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Eligible Portfolios and the Fixed Account; please contact us for more information. See
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“Description of the Policy—Investment Divisions and the Fixed Account” for more information about allocation of your Premiums and Cash Value and “Appendix—Eligible Portfolios Available Under the Policy” for a list of available Eligible Portfolios.
Each Eligible Portfolio has its own investment objective and investment strategy. The Eligible Portfolios available under the Policy span a broad range of asset classes and investment disciplines, including bond funds, equity funds, global bond and equity funds, target date funds, specialty funds, actively managed funds and index funds. For more information about the Eligible Portfolios, see the Appendix and the prospectuses for the Eligible Portfolios.
4.
What are the Primary Features of the Policy?
Three Life Insurance Benefit Options
We designed the Policy to provide insurance protection for group or sponsored arrangements. The Policy provides permanent life insurance coverage with the potential for tax-deferred Cash Value accumulation. The Policy offers three different Life Insurance Benefit options that allow you to select the insurance plan that best meets your needs. These options allow you to determine how the Life Insurance Benefit will be calculated.
●
Option 1—a Life Insurance Benefit equal to the greater of (a) the Face Amount of the Policy or (b) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.
●
Option 2—a Life Insurance Benefit equal to the greater of (a) the Face Amount of the Policy plus the Alternative Cash Surrender Value, or (b) a percentage of the Alternative Cash Surrender Value equal to the minimum necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.
●
Option 3—a Life Insurance Benefit equal to the greater of (a) the Face Amount of the Policy plus the Cumulative Premium Amount or (b) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for the Policy to qualify as life insurance under Section 7702 of the IRC.
If the Insured dies on or after the Policy Anniversary on which the Insured's Attained Age is 100, the Life Insurance Benefit will equal the Alternative Cash Surrender Value less any Policy Debt. There is no minimum Life Insurance Proceeds guarantee associated with the Policy.
Change the Amount of Coverage
After the first Policy Year, you may request an increase or decrease in the Policy’s Face Amount. The Face Amount of your Policy affects the Life Insurance Benefit to be paid. Increases in the Face Amount are subject to underwriting and our approval. They will result in additional Cost of Insurance charges and may affect the Policy’s modified endowment contract status. Please see “Federal income Tax Considerations—Modified Endowment Contract Status,” for more information on how a change in Face Amount may require a new determination as to whether your Policy is a modified endowment contract or otherwise affect the MEC status of your Policy. Under certain circumstances, it may be advantageous to increase the Term Insurance Benefit rather than increasing the Face Amount under your Policy.
Cash Value
The Cash Value of the Policy is based on the number of Accumulation Units held in each Investment Division for the Policy; plus any amount in the Fixed Account and the Loan Account. The Cash Value varies due to performance of the Investment Divisions selected and the interest credited to the Fixed Account, outstanding loans (including loan interest and any interest credited to the Loan Account), any charges we deduct and Premium payments. With the Policy, you have the potential for higher rates of return and Cash Value accumulation than with a fixed rate life insurance policy.
We will pay you either the Cash Surrender Value or the ACSV (less any outstanding Policy Debt) if you surrender your Policy. The Cash Surrender Value is equal to the Cash Value less Policy Debt. The ACSV is equal to the Cash Value of the Policy plus the value of the DPL Account. You are eligible to receive the ACSV, provided the Policy has not been assigned, and, in most circumstances, if the owner has not been changed. If you are not eligible for the ACSV, we will pay you the Cash Surrender Value.
10

Flexible Premium Payments
Policy Premium payments are flexible; you can select the timing and amount of Premium you pay, within limits. Other than the initial minimum Premium payment, there are no required Premiums. As long as the Cash Surrender Value is sufficient to cover the Policy’s monthly deductions, you can increase, decrease, or stop making Premium payments to meet your needs.
Liquidity through Partial Surrenders and Loans
You may withdraw an amount up to the Cash Surrender Value of your Policy, within limits. Partial surrenders will reduce the Policy’s Cash Value, the Cash Surrender Value, the Alternative Cash Surrender Value, if applicable, and the Cumulative Premium Amount, and may reduce your Life Insurance Benefit. In addition, if a partial surrender would cause the Policy’s Cash Value or Face Amount to drop below our minimum amount, we reserve the right to require a full surrender. A charge may be assessed on the partial surrender. Partial surrenders may result in a taxable event. You should consult with a tax advisor before taking a partial surrender. Please see “Federal Income Tax Considerations—Modified Endowment Contract Status” and “—Policy Surrenders and Partial Surrenders,” for additional information regarding potential tax implications. Partial surrender Requests must be made to our Service Office and must be in Good Order. (See “Surrenders—Partial Surrenders".)
Using the Policy as sole security, you may also borrow any amount up to the Loan Value of the Policy. (See “Loans” for more information.)
Allocation Alternatives
After we deduct the sales expense charge and the State and Federal Premium Tax charges from your Premium, you may allocate the remaining amount among up to 20 Investment Divisions at any one time, as well as the Fixed Account. Certain Policies may permit allocation among up to 35 Investment Divisions and the Fixed Account at any one time; please contact us for more information. The Allocation Alternatives consist of Investment Divisions and the Fixed Account. You can change Allocation Alternatives while your Policy is in force. See “Appendix—Eligible Portfolios Available Under the Policy” for a listing and information about the Eligible Portfolios.
Automated Investment Features
There are two administrative features available to help you manage the Policy’s Cash Value and to adjust the investment allocation to suit changing needs. These features are: Automatic Asset Reallocation and Dollar Cost Averaging. Please see “Description of the Policy—Additional Benefits Through Options Available At No Additional Charge” for complete information.
Additional Benefits Through Riders
The Policy offers additional insurance coverage and other benefits through the Supplementary Term Rider. This rider has a cost associated with it.
A Highly Rated Company
NYLIAC is a subsidiary of New York Life Insurance Company (“NYLIC”). NYLIC has 180 years of experience in the offering of insurance products. NYLIAC is a highly-rated insurer. Ratings reflect only NYLIAC’s General Account, which are applicable to the Fixed Account. Ratings are not applicable to the Investment Divisions, which are not guaranteed. NYLIAC’s obligations under the Policy are subject to its claims-paying ability and financial strength and are not backed or guaranteed by NYLIC.
11

Table of Fees and Expenses

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering (either full or partial surrenders) from the Policy. Please refer to your Policy Data Pages for information about the specific fees you will pay each year based on the options you have selected.
This first table describes the fees and expenses that you will pay when you purchase the Policy, make a Premium payment, surrender the Policy, take a partial surrender, or transfer Cash Value among Allocation Alternatives.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Sales Expense Charge for Premiums paid up to the Target Premium	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 15.75% of Premiums paid[1] Current: 14.00% of Premiums paid[2]
Sales Expense Charge for Premiums paid over the Target Premium	When Premium payment is applied up to Attained Age 100	Guaranteed Maximum: 3.00% of Premiums paid Current: 2.00% of Premiums paid[3]
State Premium Tax Charge for Premiums paid up to the Target Premium	When Premium payment is applied up to Attained Age 100	All taxes may vary over time. Guaranteed Maximum: 2.00% of Premiums paid, subject to tax law changes Current: 2.00% of Premiums paid[4]
State Premium Tax Charge for Premiums paid over the Target Premium	When Premium payment is applied up to Attained Age 100	All taxes may vary over time. Guaranteed Maximum: 2.00% of Premiums paid, subject to tax law changes Current: 1.75% of Premiums paid[4]
Federal Premium Tax Charge	When Premium payment is applied up to Attained Age 100	All taxes may vary over time. Guaranteed Maximum: 1.25% of Premiums paid, subject to tax law changes Current: 1.25% of Premiums paid[5]
Fund Transfer Charge	At time of transfer	Guaranteed Maximum: $30 per transfer after 12 transfers in a Policy Year Current: No charge
Partial Surrender Processing Fee	At the time of partial surrender	Guaranteed Maximum: $25 Current: $0
Charge for Returned Payment	At the time of the transaction	Guaranteed Maximum: $20 Current: $0
1
Guaranteed maximum sales expense charges for Premium payments made up to the Target Premium are reduced to 11.75% in Policy Years 2-7; and 5.00% in Policy Years 8 and beyond.
2
Current sales expense charges for Premium payments made up to the Target Premium are reduced to 10.00% in Policy Years 2-5; 1.75% in Policy Years 6-7; and 0.00% in Policy Years 8 and beyond.
3
Current sales expense charges for Premium payments made over the Target Premium are 2.00% in Years 1-7 and 0.00% in Years 8 and beyond.
4
Current state Premium tax charges for Premium payments are reduced to 1.50% in Policy Years 8 and beyond.
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5
Current federal Premium tax charges for Premium payments are reduced to 1.00% in Policy Years 8 and beyond.
The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including the Eligible Portfolios’ fees and expenses.
Periodic Charges Other Than Funds’ Operating Expenses
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge[1,2]	Each Monthly Deduction Day until Attained Age 100
Guaranteed Maximum: $83.33 per
$1,000 of Net Amount at Risk[3]
Guaranteed Minimum: $0.04 per
$1,000 of Net Amount at Risk
Guaranteed Maximum Charge for
Representative Insured (Male, Age
45, Non-Smoker, Guaranteed
Issue) in first Policy Year: $0.22
per $1,000 of Net Amount at Risk.
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.054 per $1,000 of Net Amount at
Risk

Contract Charge	Each Monthly Deduction Day	Guaranteed Maximum: $11.00 Current: $0.00 Policy Year 1, $5.00 thereafter
Mortality and Expense Risk Charge as a % of Accumulation Value	Each Monthly Deduction Day
Guaranteed Maximum: An annual
rate of 0.90% of the average daily
Accumulation Value
Current: An annual rate of 0.25%
in Policy Year 1, 0.45% in Policy
Years 2-10 and 0.25% thereafter of
the Accumulation Value[4]

Loan Interest	Monthly while loan balance is outstanding	Guaranteed Maximum: 6.00% per year Current: 4.00% per year
Rider Charge
Supplementary Term Rider[1]	Each Monthly Deduction Day until the rider expires
Guaranteed Maximum: $83.33 per
$1,000 of Term Insurance Benefit.
Guaranteed Minimum: $0.04 per
$1,000 of Term Insurance Benefit.
Current Charge for Representative
Insured (Male, Age 45,
Non-Smoker, Guaranteed Issue):
$0.024 per $1,000 of Term
Insurance Benefit

1
This charge varies based on characteristics of the Insured and the charge shown may not be representative of the charge you will pay. This charge may also vary based upon the state in which your Policy is issued. (For more information about state variations, please see “State Variations”.) To obtain more information about particular cost of insurance and other charges as they apply to your Policy, please contact your registered representative.
2
The Cost of Insurance Charge shown here does not reflect any applicable Flat Extras charge, which we may impose based on our underwriting. Even if a Flat Extra is imposed, your Cost of Insurance Charge will never exceed the Maximum Charge stated in the table above. For more information about Flat Extras, see “Definition—Flat Extras” and “Charges Associated with
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the Policy—Deductions from Cash Value—Cost of Insurance Charge.”
3
“Net Amount at Risk” is equal to the number of thousands of Life Insurance Benefit divided by 1.0032737 minus the number of thousands of the Policy’s Alternative Cash Surrender Value (before the Cost of Insurance charge, but after the Mortality and Expense Risk Charge, the Monthly Contract Charge and any charges for riders are deducted). See “Policy Payment Information—Life Insurance Benefit Options” for more information.
4
We may increase or decrease the current Mortality and Expense Risk Charge if the mortality risk profile of policyowners changes, or if a change in law, regulation, or administrative interpretation thereof affects our cost of doing business including, without limitation, a change that eliminates a tax benefit or deduction that increases our after-tax cost of doing business, or if our costs of doing business change for any other reason. We will notify policyowners at least 30 days before the change by prospectus supplement and letter.
Annual Eligible Portfolio Expenses
The next table shows the minimum and maximum total operating expenses deducted from the Eligible Portfolios’ assets during the year ended December 31, 2025. Eligible Portfolio expenses may change from year to year, and hence, may be higher or lower in the future. You may pay these expenses periodically during the time that you own the Policy. A complete list of the Eligible Portfolios available under the Policy, including information concerning each Portfolio’s annual fees and expenses, is contained in an Appendix at the back of this prospectus.
Annual Eligible Portfolio Expenses[1]	Minimum	Maximum
Before fee waivers and expense reimbursements[2]	0.09%	2.475%
After fee waivers and expense reimbursements	0.09%	2.475%
1
Expenses that are deducted from Eligible Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses. Expressed as a percentage of average net assets for the fiscal year ended December 31, 2025. The information is based on 2025 expenses, and it may reflect estimated charges.
2
Fee waivers and expense reimbursements are generally expected to continue through April 30, 2026 and may be terminated at any time at the option of the Fund.
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Summary of Principal Risks of Investment In the Policy

The following is a brief summary of the principal risks of investing in the Policy. Both the benefits and risks of investing in the Policy should be considered before making additional Premium payments. More complete and detailed information about the features of the Policy is provided in this Prospectus and in the SAI.
Investment Risk
While a variable policy has the potential for a higher rate of return than a fixed rate policy, investment returns on the assets in the Separate Account may be negative and the Cash Value may decline in value, and you can lose principal. Each Investment Division has its own investment objective and investment strategy. The performance of each will vary, and some Investment Divisions are riskier than others. We do not guarantee the investment performance of the Investment Divisions. You bear the entire investment risk for all amounts allocated to the Investment Divisions. Your Premium and Cash Value allocation choices should be consistent with your investment objective and your risk tolerance.
Not a Short-Term Investment
A variable life insurance policy is designed to provide a Life Insurance Benefit or to help meet other long-term financial objectives. Substantial fees, expenses, and tax implications make variable life insurance unsuitable as a short-term savings vehicle. Additionally, the Policy may limit your ability to withdraw a portion of the Cash Value through partial surrenders or loans. See “Summary of Principal Risks of Investment in the Policy—Investment Risk,” “Loans,” and “Surrenders—Partial Surrenders—Amount Available for a Partial Surrender.”
Portfolio Risks
The Investment Divisions involve the risk of poor investment performance. A discussion of the risks of allocating Cash Value to one or more of the Investment Divisions can be found in the corresponding Eligible Portfolio’s prospectus, which is available at https://dfinview.com/NewYorkLife/TAHD/corpexec-vi.
Risk of Termination
The Policy does not automatically terminate, even if the policyowner does not pay the Planned Premiums. Payment of these Premiums, however, does not guarantee the Policy will remain in force. Your Policy can lapse even if you pay all of the Planned Premiums on time. When a Policy lapses, it has no value, and no benefits are paid upon the death of the Insured. Your Policy involves risks, including the potential risk of loss of the principal invested. Note that “termination” and “lapse” have the same meaning and effect throughout this Prospectus.
A Policy that has a Cash Surrender Value just sufficient to cover Monthly Deduction Charges and other deductions and charges, or that is otherwise minimally funded, is less likely to maintain its Cash Surrender Value due to market fluctuations and other performance-related risks. To continue to keep your Policy in force, Premium payments significantly higher than the Planned Premiums may be required. In addition, by paying only the minimum Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. When determining the amount of your Planned Premium payments, you should consider funding your Policy at a level that has the potential to maximize the investment opportunities within your Policy and to minimize the risks associated with market fluctuations.
Depending on the timing and degree of fluctuations in investment returns (and the charges we impose), the Cash Surrender Value will also fluctuate. A lower Cash Surrender Value, under certain circumstances, could result in the lapse of the Policy unless the policyowner makes additional Premium payments to keep the Policy in force. The Policy terminates only when and if the Cash Surrender Value is insufficient to pay the Monthly Deduction Charges deducted on each Monthly Deduction Day.
If, on a Monthly Deduction Day, the Cash Surrender Value is less than the Monthly Deduction Charges for the next Policy Month, the Policy will go into pre-lapse status. The Policy will continue for a period of 62 days after that Monthly Deduction Day (the “Late Period”), even if all Planned Premiums have been paid. If we do not receive a Premium sufficient to take the Policy out of pre-lapse status before the end of the Late Period, the Policy will lapse and terminate, and no Cash Value or Life Insurance Proceeds will be payable.
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We will mail a notice to the policyowner at its last known address, and a copy to the last known assignee in our records, if applicable, at least 31 days before the end of the Late Period, requesting payment of the additional Premium amount necessary to keep the Policy in force. You should consider paying more Premium than requested when making this payment, given the potential impact of market fluctuations and performance-related risk on your Cash Value. During the Late Period, the Policy remains in force. If the Insured dies during the Late Period, we will pay the Life Insurance Proceeds. However, these proceeds will be reduced by the amount of any Policy Debt and the amount of any unpaid Monthly Deduction Charges from the beginning of the Late Period through the Policy Month in which the Insured dies.
There will be no more benefits under the Policy once it terminates. However, a policyowner can apply to reinstate the Policy (and the STR, if elected when the Policy was first purchased) under certain circumstances. See “Termination and Reinstatement—Reinstatement Option.”
Risk of Termination from Policy Loans
The larger a Policy loan becomes relative to the Policy’s Cash Value, the greater the risk that the Policy’s Cash Surrender Value will not be sufficient to support the Policy’s charges and expenses, including any loan interest payable, and the greater the risk of the Policy lapsing. Any loan interest due on a Policy Anniversary that you do not pay will become part of the Policy Debt and will also accrue interest. In addition, if the Policy Debt ever exceeds the Cash Value, we will send a notice to you at your last known address, and a copy to the last known assignee on our records. All insurance coverage will end 31 days after the date on which we mail that notice to you if the excess of the Policy Debt over the Cash Value is not paid within that 31-day period.
A loan, repaid or not, has a permanent effect on your Cash Value. The effect could be favorable if the Investment Divisions earn less than the Loan Account crediting rate, or unfavorable, if the Investment Divisions earn more. The longer a loan is outstanding, the greater the potential effect on your Cash Value. If it is not repaid, the aggregate amount of the outstanding loan principal and any accrued interest will reduce the Life Insurance Proceeds that might otherwise be paid.
Unless your Policy qualifies as a modified endowment contract, Policy loans are not taxable. See “Federal Income Tax Considerations—Modified Endowment Contract Status.” If a Policy is a modified endowment contract, a Policy loan may result in taxable income and tax penalties to you. In addition, if the Policy Debt plus Cash Surrender Value exceeds the Cumulative Premium Amount, a Policy surrender or lapse will generally result in a taxable event to you.
Supplementary Term Rider Risks
The section of this Prospectus entitled “Description of the Policy—Additional Benefits Through Riders and Options” describes the Supplementary Term Rider and a number of factors you should consider in deciding whether to purchase a Policy that includes Life Insurance Benefit coverage in conjunction with the STR.
Among other things, the current Cost of Insurance charges are different under base Policy coverage than under the STR. In general, these rates are lower for coverage provided under the STR than for coverage provided under the base Policy for the first six to eight Policy Years. However, beginning in Policy Years seven through nine, the cost of insurance rates under the STR usually are higher than the Cost of Insurance charges under the base Policy. If, during the life of the Policy, your Cash Value is at a low level either because your overall funding has been low or your actual investment experience has been poor, the negative impact of the higher Cost of Insurance charges on the Cash Value will be greater. Therefore, the lower the Premiums paid and/or the worse the actual investment experience, the greater possibility that a Policy with the STR will not perform as well as a Policy with base coverage only.
Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of STR coverage. These compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer.
You should review several illustrations with various combinations of base Policy and STR coverage using a variety of rates of return. Your choice as to how much term coverage you should elect should be based on your individual plans with respect to Premium amounts, level of risk tolerance, and the time you plan to hold the Policy. Please ask your registered representative to review your various options. For more information on compensation of your registered representatives and broker-dealers, see the “Distribution and Compensation Arrangements”. For more information on the STR, see “Description of the Policy—Additional Benefits through Riders and Options.”
16

Tax Risks
The section of this Prospectus entitled “Federal Income Tax Considerations” describes a number of tax issues that may arise in connection with the Policy. These risks include: (1) the possibility that the IRS may interpret the rules that apply to VUL insurance contracts in a manner that could result in you being treated as the owner of your Policy’s pro-rata portion of the assets of the Separate Account; (2) the possibility that the IRS may take the position that the Policy does not qualify as life insurance for tax purposes; (3) the possibility that, as a result of policy transactions, including the payment of premiums or increases or decreases in Policy benefits, the Policy may be treated as a modified endowment contract for federal income tax purposes, with special rules that apply to Policy distributions, including loans; (4) in general, the possibility that the Policy may not qualify as life insurance under the IRC after the Insured’s Attained Age becomes 100 and the owner may be subject to adverse tax consequences at that time; (5) whether and to what extent the Life Insurance Benefit may be received on a tax-free basis in the case of employer-owned life insurance contracts; and (6) the possibility that the IRS may treat a loan as a taxable distribution if there is no spread, or a very small spread, between the interest rate charged on the loan and the interest rate credited on the loaned amount. In addition, Congress may change the present federal income tax laws that apply to your Policy, or the IRS may change current interpretations thereof, which change may occur without notice, and could have retroactive effects, regardless of the date of enactment or publication, as the case may be.
Potential for Increased Charges
We have the right to increase the charges we deduct at any time up to the guaranteed maximum charges specified in the fee table. In addition, we may increase the amount we deduct to conform to changes in the law relating to Federal and State Premium tax charges. (See “Table of Fees and Expenses” and “Charges Associated with the Policy” for more information.)
Potentially Harmful Transfer Activity
This Policy is not designed as a vehicle for market timing. Accordingly, your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners. We have limitations and restrictions on transfer activity. (See “Description of the Policy—Limits on Transfers” for more information.) Generally, we require that all transfer Requests be submitted through the U.S. Mail or an overnight carrier. However, we may permit, in certain limited circumstances, transfer Requests to be submitted by fax transmission. We cannot guarantee that these limitations and restrictions will be effective in detecting and preventing all transfer activity that could potentially disadvantage or hurt the rights or interests of other policyowners. Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to among other things:
●
Portfolio management decisions driven by the need to maintain higher than normal liquidity or the inability to sustain an investment objective;
●
Increased administrative and Fund brokerage expenses; and/or
●
Dilution of the interests of long-term investors.
An Eligible Portfolio may reject any order from us if it suspects potentially harmful transfer activity, thereby preventing us from implementing your Request for a transfer. (See “Description of the Policy—Limits on Transfers” for more information on the risks of frequent trading.)
Credit Risk
NYLIAC’s obligations under the Policy are subject to its claims-paying ability and financial strength, and are not backed or guaranteed by NYLIC. NYLIAC has received the following ratings: A++ (Superior) from A.M. Best; AAA (Exceptionally Strong) from Fitch; Aa1 (High Quality, with Minimal Risk) from Moody’s; and AA+ (Very Strong) from Standard and Poor’s. More information about NYLIAC, including its claims-paying and financial strength ratings, is available upon request by contacting our Service Office at (888) 695-4748, faxing us at (913) 906-4129 or emailing us at NYLAMN_Service@newyorklife.com.
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Risks Affecting our Administration of Your Policy
NYLIAC’s business activity and operations, and/or the activities and operations of our service providers and business partners, are subject to certain risks, including those resulting from information systems failures, cyber-attack/ransomware, or current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics, or pandemics (“serious infectious disease outbreaks”). These risks are common to all insurers and financial service providers and may materially impact our ability to administer the Policy (and to keep policyowner information confidential). (See “Management and Organization—Information Systems Failures and Cybersecurity Risks” for more information on systems failures and cybersecurity risks and “Management and Organization—Risks from Serious Infectious Disease Outbreaks” for more information on risks from serious infectious disease outbreaks.)
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Management and Organization

INSURER
New York Life Insurance and Annuity Corporation
(a wholly owned subsidiary of NYLIC)
51 Madison Avenue
New York, NY 10010
Your Policy
The Policy is offered by NYLIAC. Policy assets are invested in the NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (the “Separate Account”), which has been in existence since May 24, 1996, or the Fixed Account.
The Policies are variable. This means that the Cash Value allocated to the Separate Account will fluctuate based on the investment experience of the Investment Divisions you select. The interest credited on the money allocated to the Fixed Account and the DPL Account may also vary. NYLIAC does not guarantee the investment performance of the Separate Account or of the Eligible Portfolios. You bear the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Account. Each Investment Division has its own investment objective and investment strategy. As a consequence, some Investment Divisions are riskier than others. We offer no assurance that the investment objectives of the Investment Divisions will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Account are subject to the risks inherent in the securities markets and, specifically, to price fluctuations in the Eligible Portfolios’ investments.
The income, gains, and losses credited to, or charged against, the Separate Account reflect its own investment experience, and not that of NYLIAC’s other assets. It is important to note that the Policy’s assets may be used to pay only those NYLIAC liabilities that arise from the Policies. NYLIAC is obligated to pay all amounts promised to policyowners under the Policies.
Certain provisions of the Policies may differ from the general description in this prospectus; certain options or the STR may not be available because of legal requirements or restrictions in the state in which your Policy is delivered. The material state variations are described in the "State Variations" section below. All state variations will be included in your Policy, or in riders or endorsements attached to your Policy. Please contact your registered representative or us for specific information that may be applicable to your state. (See “State Variations” for details.)
About the Separate Account
The Separate Account is a segregated asset account that NYLIAC established to receive and invest your Net Premiums. Although the assets of the Separate Account belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and under applicable insurance law, cannot be charged for liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). These assets are not subject to the claims of our general creditors. The income, capital gains, and capital losses incurred on the assets of the Separate Account are credited to or are charged against the assets of the Separate Account without regard to income, capital gains, and capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of NYLIAC’s Fixed Account and the performance of any other separate account of NYLIAC.
Generally, you may invest your Net Premiums in a total of up to 20 Investment Divisions, as well as the Fixed Account, at any one time. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation in a total of up to 35 Investment Divisions and the Fixed Account; contact us for more information. Premium payments allocated to the Investment Divisions are invested exclusively in the corresponding Eligible Portfolios of the Funds. While the Policy is in force, you may transfer assets between Investment Divisions.
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Our Rights
We may take certain actions relating to our operations and the operations of the Separate Account. We will take these actions in accordance with applicable laws, including obtaining any required approval of the SEC and any other required regulatory approvals. If necessary, we will seek approval of our policyowners.
Specifically, we reserve the right to:
●
add, close, substitute, or remove any Investment Division or, at the direction of a Fund, change the name or investment objective of any Investment Division (and the shares of an associated Eligible Portfolio);
●
create new separate accounts;
●
combine the Separate Account with one or more other separate accounts;
●
operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;
●
deregister the Separate Account under the 1940 Act;
●
manage the Separate Account under the direction of a committee or discharge such committee at any time;
●
transfer the assets of the Separate Account to one or more other separate accounts;
●
restrict transfers among and between investment divisions of the Separate Account and from the Fixed Account to the Investment Divisions;
●
restrict or eliminate any of the voting rights of policyowners or other persons who have voting rights as to the Separate Account, in accordance with applicable law;
●
change the amount of any minimum or maximum investments or additional investments; and
●
change the name of the Separate Account.
We may remove an Investment Division if the shares of an Eligible Portfolio are no longer available for investment or if we, in our sole discretion, decide that investment in an Eligible Portfolio is inappropriate given the purposes of the Separate Account. A new Eligible Portfolio may have higher fees and charges than the one it replaces. We will not substitute shares attributable to your interest in an Investment Division until you have been notified of the change, as required by the 1940 Act and we have obtained any necessary regulatory approvals. We may also add new Investment Divisions and/or close one or more Investment Divisions when marketing, tax, investment, or other conditions make it appropriate. We may decide whether or not the new Investment Divisions should be made available to existing policyowners. If we make a substitution or change to the Investment Divisions, we may change your Policy to reflect such substitution or change. We will not transfer any amounts invested in an Investment Division without the policyowner’s instructions, except as permitted by law.
The Fixed Account
The Fixed Account is supported by the assets in our General Account, which includes all of our assets except those assets specifically allocated to our various separate accounts. The Fixed Account, including the Guaranteed Minimum Interest Rate and any portion of the Life Insurance Benefits paid from the General Account, are subject to our claims-paying ability and financial strength. These assets are subject to the claims of our general creditors. We can invest the assets of the Fixed Account however we choose, within limits. Your interest in the Fixed Account is not registered under the 1933 Act and the Fixed Account is not registered as an investment company under the 1940 Act. Therefore, generally you do not have the benefits and protections of these statutes for amounts allocated to the Fixed Account. Disclosures regarding the Fixed Account, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in a prospectus.
20

Interest Crediting
Any amount in the Fixed Account is credited with interest using a fixed interest rate, which we will declare periodically in advance. For policies issued before May 1, 2012, this rate will never be less than 3% per year. For policies issued on or after May 1, 2012, this rate will never be less than 1% per year.
Interest accrues and is credited daily and is credited on each Monthly Deduction Day. All Net Premiums applied to, and amounts transferred to, less amounts withdrawn, transferred from, or charged against the Fixed Account receive the rate in effect at that time.
How to Reach Us for Policy Services
You may reach us at our Service Office, or if permitted, by telephone at (888) 695-4748, or electronically to NYLAMN_Service@newyorklife.com.
All Requests for Policy service must be in Good Order. Please review all service Request forms carefully and provide all required information as applicable to the Policy transaction. If your Request is not in Good Order, we will make every reasonable attempt to notify you in writing. It is important that you inform NYLIAC of an address change so that you can receive important statements.
Faxed or emailed Requests may be acceptable for a limited number of Policy transactions.
Information Systems Failures and Cybersecurity Risks
We rely on technology, including digital communications and data storage networks and systems, to conduct our variable product business activities. Because our business, including our variable product business, is highly dependent upon the effective operation of our computer systems and those of our service providers and business partners, our business is vulnerable to disruptions from utility outages and susceptible to operational and information security risks resulting from information system failures and cyber-attacks, including ransomware. These risks also apply to other insurance and financial services companies and businesses. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized use, abuse, and/or release of confidential customer (including policyowner and Insured) information. We have established administrative and technical controls and cybersecurity plans, including a business continuity plan, to identify, prevent and protect our operations against systems failures and cybersecurity breaches, including ransomware. Despite these controls and plans, systems failures, and cyber-attacks affecting NYLIC, NYLIAC, or any of their affiliates and other affiliated or unaffiliated third-party administrators, underlying funds, intermediaries, and other service providers and business partners may have a material, negative impact on us and your Policy Cash Value. For instance, systems failures and cyber-attacks may (i) interfere with our processing of Policy transactions (including surrenders, partial surrenders, loans, and transfers) or with the underlying Funds or cause other operational issues; (ii) impact our ability to calculate Accumulation Unit values and your Policy’s Cash Values; (iii) cause the release, loss, and/or possible destruction of confidential customer or business information; and/or (iv) subject us and/or our service providers, business partners, and intermediaries to regulatory fines, litigation, and financial losses and/or cause us reputational damage. Systems failures and cybersecurity breaches may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Policy to lose value. There can be no assurance that we, or the underlying funds, or our service providers and business partners, will be able to avoid these risks at all times or avoid losses affecting your Policy due to information systems failures or cyber-attacks.
Risks From Serious Infectious Disease Outbreaks
Our ability to administer your Policy is subject to certain risks—common to all insurers and financial service providers—that could result from current or future outbreaks of infectious diseases, viruses (including COVID-19), epidemics, or pandemics (“serious infectious disease outbreaks”). Serious infectious diseases may spread rapidly. Serious infectious disease outbreaks—and general concerns about the course and effects of such outbreaks—not only raise serious health concerns, but may significantly disrupt economic activity in the U.S. and globally. The effects of a serious infectious disease outbreak may be short-term or last for extended time periods.
Our business activity and operations, and/or the activities and operations of our service providers and business partners, could be adversely affected or interrupted by serious infectious disease outbreaks. In order to mitigate the
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possible effects of these types of events, NYLIAC has established business continuity and disaster recovery plans. These plans may, for example, require our employees to work and access our information technology, communications, or other systems remotely. Notwithstanding these plans, a serious infectious disease outbreak and public health measures taken by government officials to combat an outbreak—may have a material, adverse effect on us, our ability to administer your Policy, and your Policy Cash Value. For example, a serious infectious disease outbreak or public health measures implemented to combat it may adversely affect our business and operations by (i) interfering with our processing of Policy transactions (including full surrenders, partial surrenders, loans, and transfers) and the processing of orders from online service requests at www.newyorklife.com or with the underlying funds or cause other operational issues; (ii) delaying or interrupting our receipt of pricing or other services provided by third parties, thereby affecting, among other things our ability to calculate Accumulation Unit values and Policy cash values or to administer Policy transactions dependent on systems and services provided by third parties; (iii) preventing our workforce from being able to be physically present at one or more of our worksites or from traveling to alternative worksites needed to implement our business continuity and disaster recovery plans, thereby resulting in lengthy interruptions of service; or (iv) subjecting us and/or our service providers, business partners, and intermediaries to regulatory fines, litigation, financial losses, and/or cause us reputational damage. In addition, our operations require experienced professional staff. Loss of a substantial number of such persons or an inability to provide properly equipped places for them to work may disrupt our operations and adversely affect our business. Serious infectious disease outbreaks may also affect the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Policy Cash Value to decrease in value. Serious infectious disease outbreaks may also affect market interest rates, which may affect the interest crediting rates we may declare on the Fixed Account under your Policy (subject to the GMIR). There can be no assurance that we, the Eligible Portfolios, the companies in which they invest, or our services providers and business partners will be able to avoid these risks at all times or avoid losses affecting your Policy due to serious infectious disease outbreaks.
Funds and Eligible Portfolios
The assets of each Eligible Portfolio are separate from the others and each such Eligible Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Eligible Portfolio has no effect on the investment performance of any other Eligible Portfolio. You can make or lose money in any of the Investment Divisions. Eligible Portfolios described in this prospectus are different from portfolios that may have similar names but are available directly to the general public. The portfolios available directly to the general public may have the same adviser, same name, same investment objectives and policies, and substantially similar portfolio securities, but still the investment performance may not be the same. You should read the Eligible Portfolio’s prospectus carefully before making any decision concerning the allocation of Net Premium payments to an Investment Division corresponding to a particular Eligible Portfolio and transfers of Cash Value among the Investment Divisions.
Information regarding each of the Eligible Portfolios, including (i) its name; (ii) its type (e.g., money market fund, bond fund, balanced fund); (iii) its investment adviser and any sub-investment adviser; (iv) current expenses; and (v) performance is available in the Appendix to this Prospectus. See “Appendix—Eligible Portfolios Available Under the Policy” for a listing and information about the Eligible Portfolios. Each Eligible Portfolio has issued a prospectus that contains more detailed information about the Eligible Portfolio. You may also obtain this information at no cost by contacting us at (888) 695-4748 or emailing us at NYLAMN_Service@newyorklife.com, or by contacting your registered representative. You should read an Eligible Portfolio’s prospectus carefully before making any decision about allocating Premium payments or a portion of your Policy’s Cash Value to an Investment Division corresponding to that Eligible Portfolio.
We offer no assurance that any of the Eligible Portfolios will attain their respective stated investment objectives.
The Eligible Portfolios’ shares may be available to certain other separate accounts we use to fund our variable annuity contracts offered by NYLIAC. This is called “mixed funding.” Except for the NYLIM VP Funds Trust, all Funds also make their Eligible Portfolios’ shares available to separate accounts of insurance companies unaffiliated with NYLIAC. This is called “shared funding.” Although we do not anticipate that any inherent difficulties will result from mixed and shared funding, it is possible that differences in tax treatment or other considerations may cause the interests of owners of various contracts participating in the Eligible Portfolios to be in conflict. In the event that any material conflicts arise from the use of the Eligible Portfolios for mixed and shared funding, we could be required to
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withdraw from an Eligible Portfolio. For more information about the risks of mixed and shared funding, please refer to the relevant Eligible Portfolio’s prospectus.
The Funds and Eligible Portfolios offered through this product are selected by NYLIAC based on several criteria, including asset class coverage, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. An affiliate of NYLIAC-New York Life Investment Management LLC-manages the NYLIM VP Funds Trust and that was a factor in its selection. Another factor that NYLIAC considers during the selection process is whether the Fund or Eligible Portfolio or an affiliate of the Fund will compensate NYLIAC for providing administrative, marketing, and support services that would otherwise be provided by the Fund, the Fund’s investment adviser, or its distributor.
We also receive payments or compensation from the Funds or their investment advisers, or from other service providers of the Funds (who may be affiliates of NYLIAC) in connection with administration, distribution and other services we provide with respect to the Eligible Portfolios and their availability through the Policies. These payments may be derived, in whole or in part, from the advisory fee charged the Eligible Portfolios and deducted from their assets and/or from “Rule 12b-1” fees deducted from Eligible Portfolios’ assets. These payments are also a factor in our selection of Funds and Eligible Portfolios. NYLIAC may use these payments for any corporate purpose, including payment of expenses that NYLIAC and/or its affiliates incur in promoting, marketing, and administering the Policies, and, in its role as an intermediary of the Funds. Policyowners, through their indirect investment in the Eligible Portfolios, bear the costs of these advisory and 12b-1 fees.
The amounts we receive may be substantial, may vary by Eligible Portfolio, and may depend on how much Policy value is invested in the particular Eligible Portfolio or Fund. NYLIAC and its affiliates may profit from these payments. Currently, we receive payments or revenue under various arrangements in amounts up to 0.35% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. We also receive compensation under various distribution services arrangements in amounts up to 0.25% annually of the aggregate net asset value of the shares of some of the Eligible Portfolios held by the Investment Divisions. The compensation that your registered representative receives remains the same regardless of which Investment Divisions you choose or the particular arrangements applicable to those Investment Divisions.
NYLIAC’s parent company, New York Life Insurance Company, may also receive fixed dollar payments for marketing and education support services and for the participation of investment advisers and sub-advisers in training and educational meetings which includes the opportunity to discuss and promote their Funds.
NYLIAC does not provide investment advice and does not recommend or endorse any particular Eligible Portfolio or Portfolios. NYLIAC is not responsible for choosing the Investment Divisions or the amounts you allocate to each. You are responsible for determining that these decisions are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Decisions regarding investment allocations should be carefully considered. You bear the risk of any decline in the value of your Policy resulting from the performance of the Eligible Portfolios you have chosen. You should consult with your registered representative to determine which combination of Allocation Alternatives is most appropriate for you, and periodically review your choices.
Certain Eligible Portfolios, generally referred to as “funds of funds” or “master-feeder arrangements,” may invest all or substantially all of their assets in portfolios of other funds. In such cases, you will indirectly pay fees and expenses at both portfolio levels, which would reduce your investment return.
Hedging strategies may be employed by certain Eligible Portfolios to attempt to provide downside protection during sharp downward movements in equity markets. The cost of these strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.
So-called “alternative” investment strategies may also be used by certain Eligible Portfolios, which may involve non-traditional asset classes. These alternative investment strategies may be riskier than more traditional investment strategies and may involve leverage or use complex hedging techniques, such as options and derivatives. These may offer potential diversification benefits beyond traditional investment strategies.
In addition, some of the Eligible Portfolios may use what are known as “volatility management strategies.” Volatility management strategies are designed to reduce the overall volatility and provide risk-adjusted returns over time. During rising markets, a volatility management strategy, however, could cause your Policy Cash Value to rise less than
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would have been the case had you been invested in a fund with substantially similar investment objectives, policies and strategies that does not utilize a volatility management strategy. Conversely, investing in a fund that features a volatility management strategy may be helpful in a declining market when high market volatility triggers a reduction in the fund’s equity exposure, because during these periods of high volatility, the risk of losses from investing in equity securities may increase. In these instances, your Policy’s Cash Value may decline less than would have been the case had you not been invested in a fund that features a volatility management strategy. The success of the volatility management strategy of a fund depends, in part, on the investment adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. In addition, the cost of implementing a volatility management strategy may negatively impact performance. There is no guarantee that a volatility management strategy can achieve or maintain the fund’s optimal risk targets, and the fund may not perform as expected. Any negative impact to the performance of a fund due to a volatility management strategy may limit increases in your Cash Value. For more information about the Eligible Portfolios and the investment strategies they employ, please refer to the Eligible Portfolios’ current prospectuses.
Investment selections should be based on a thorough investigation of all of the information regarding the Eligible Portfolios that is available to you, including their prospectuses, statements of additional information, and annual and semi-annual reports. Other sources, such as the Fund’s website, provide more current information, including information about any regulatory actions or investigations relating to a Fund or Eligible Portfolio. After you select Investment Divisions for your initial Premium, you should monitor and periodically reevaluate your allocations to see if they are still appropriate.
The Investment Divisions invest in the corresponding Eligible Portfolios. Generally, you can allocate Net Premium payments or transfer Cash Value to a maximum of 20 Investment Divisions, as well as to the Fixed Account for Net Premium payments. (Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Investment Divisions and the Fixed Account; contact us for more information.) You can transfer all or part of the Cash Value of your Policy among the Allocation Alternatives tax-free within the limits described in this Prospectus.
Money Market Fund Fees and Gates
The SEC has adopted rules that provide that institutional prime and institutional tax-exempt money market funds are required to impose liquidity fees and other money market funds are permitted to impose discretionary liquidity fees under certain circumstances. The liquidity fees can be up to 2% of the amount redeemed. Institutional prime and tax-exempt money market funds are subject to mandatory liquidity fees (which could be applied to all Policy transfers, surrenders, partial surrenders, and benefit payments from that portfolio) when net redemptions exceed 5% of net assets.
Government money market funds (that invest at least 99.5% of their assets in government securities, cash, and/or repurchase agreements secured by government securities) are permitted to impose a discretionary liquidity fee but are less likely to impose such fees. Nevertheless, there remains a possibility that a government money market fund such as the NYLIM VP U.S. Government Money Market Portfolio and Fidelity® VIP Government Money Market Portfolio could impose such fees, which could be applied to all Policy transfers, surrenders, partial surrenders, and benefit payments from the Portfolio.
Reinvestment
We automatically reinvest all dividends and capital gains distributions from Eligible Portfolios in additional shares of the distributing Portfolio at their net asset value on the date the dividends or distributions are paid.
Investment Return
The investment return of a Policy is based on the number of Accumulation Units you have in each Investment Division of the Separate Account, the amount you have in the Fixed Account, and the amount you have in the Loan Account, the investment experience of each Investment Division as measured by its actual net rate of return, and the interest rate we credit on the amount you have in the Fixed Account and/or Loan Account. The Loan Account will be credited with interest at a rate that will never be less than the greater of (i) the Effective Annual Loan Interest Rate, less 2.00%; or (ii) the Fixed Account GMIR.
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The investment experience of an Investment Division of the Separate Account reflects increases or decreases in the net asset value of the shares of the corresponding Eligible Portfolio, any dividend or capital gains distributions, and any charges against the assets of the Investment Division. These investment returns do not reflect any other Policy charges, and, if they did, the returns shown would be reduced.
We will credit any amounts in the Fixed Account and Loan Account with a fixed interest rate that we declare periodically, in advance, and at our sole discretion. For Policies issued before March 1, 2012, this rate will never be less than an annual rate of 3%. For Policies issued on or after March 1, 2012, this rate will never be less than an annual rate of 1%. We may credit different interest rates to amounts in the Fixed Account and Loan Account. All Net Premiums applied to the Fixed Account and amounts transferred to the Fixed Account and Loan Account receive the applicable rate in effect on the Business Day we receive the Premium payment or process the transfer. Interest rates for subsequent Premium payments into the Fixed Account may be different from the rate applied to prior Premium payments made into the Fixed Account. Interest rates will fluctuate for the entirety of holdings in the Fixed Account.
Funds may lose value, are not guaranteed, are not a deposit, are not FDIC/National Credit Union Administration-insured, and are not insured by any government agency.
Performance Calculations
From time to time, we may advertise the performance of the Investment Divisions. These performance figures do not include contract or separate account charges such as the Monthly Contract Charge, Sales Expense Charge, State and Federal Premium Tax charges, Cost of Insurance charge, Mortality and Expense Risk Charges, or STR charges.
Performance data for the Investment Divisions may be compared in advertisements, sales literature or other marketing materials, and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable life insurance separate accounts or other investment products tracked by Lipper Analytical Services or Morningstar Inc. (both of which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives, and assets), or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.
Neither NYLIC nor NYLIAC guarantees the investment performance of the Investment Divisions.
We may also advertise a hypothetical illustration of Policy values, including all contract charges.
Voting
We will vote the Eligible Portfolio shares that the Investment Divisions of the Separate Account hold at any regular and special shareholder meetings of the Funds. We will vote these shares according to the instructions we receive from our policyowners who have invested their Premiums in Investment Divisions that invest in the Fund holding the meeting. However, if the law changes to allow us to vote the shares in our own right, we may decide to do so.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Investment Divisions or to approve or disapprove an investment advisory contract for an Eligible Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Eligible Portfolios associated with the available Investment Divisions, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard policyowner voting instructions, we will advise policyowners of our action and the reasons for such action in the next available annual or semi-annual report.
While your Policy is in effect, you can provide voting instructions to us for each Investment Division in which you have assets. The number of votes you are entitled to will be determined by dividing the units you have invested in an Investment Division by the net asset value per unit for the Eligible Portfolio underlying that Investment Division.
We will determine the number of votes you are entitled to on the date established by the underlying Fund for determining shareholders that are eligible to vote at the meeting of the relevant Fund. We will send you voting instructions prior to the meeting according to the procedures established by the Fund. We will send proxy materials, reports, and other materials relating to the Fund to each person having a voting interest.
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We will vote the Fund shares for which we do not receive timely instructions, and any other shares that we (or our affiliates) own in our own right, in the same proportion as the shares for which we receive timely voting instructions. As a result, because of proportional voting, a small number of policyowners may control the outcome of the vote.
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Charges Associated with the Policy

As with all life insurance policies, certain charges apply under the Policy. The following is a summary explanation of these charges.
Deductions From Premium Payments
When we receive a Premium payment from you, whether Planned or Unplanned, we will deduct a Sales Expense Charge, a State Premium Tax Charge, and a Federal Premium Tax Charge.
Sales Expense Charge
A Sales Expense Charge is deducted from each Planned and Unplanned Premium payment when that payment is received. We reserve the right to increase this charge in the future, but it will never exceed the maximums stated below. The amount of the Sales Expense Charge in a Policy Year is not necessarily related to our actual sales expenses for that particular year. To the extent that the Sales Expense Charge does not cover sales expenses, they will be recovered from NYLIAC surplus, including any amounts derived from any Monthly Deduction Charges.
Current—The Sales Expense Charge is deducted as follows:
During the first Policy Year, we currently deduct a Sales Expense Charge of 14.00% from any Premiums paid up to and including the Target Premium. Once the Target Premium for that first Policy Year has been reached, we expect to deduct a Sales Expense Charge of 2.00% from any additional Premiums paid in that Policy Year.
During Policy Years two through five, we currently expect to deduct a Sales Expense Charge of 10.00% from any Premiums paid up to and including the Target Premium. Once the Target Premium for each of those Policy Years has been reached, we expect to deduct a Sales Expense Charge of 2.00% from any additional Premiums paid in Policy Years two through five.
During Policy Years six and seven, we currently expect to deduct a Sales Expense Charge of 1.75% from any Premiums paid up to and including the Target Premium for each of those Policy Years. Once the Target Premium for either such Policy Year has been reached, we expect to deduct a Sales Expense Charge of 2.00% from any additional Premiums paid in such Policy Years.
Beginning in the eighth Policy Year, we do not currently expect to deduct a Sales Expense Charge from any Premiums paid.
Guaranteed maximum—We may increase the current Sales Expense Charge in the future, at our discretion, but not above the guaranteed maximum. During the first Policy Year, we guarantee that any Sales Expense Charge we deduct will never exceed 15.75% of any Premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a Sales Expense Charge of more than 3.00% from any additional Premiums in that Policy Year. During Policy Years 2-7, we guarantee that any Sales Expense Charge we deduct will never exceed 11.75% of any Premiums paid up to the Target Premium. Once the Target Premium for each of those Policy Years has been reached, we will never deduct a Sales Expense Charge of more than 3.00% from any additional Premiums in each of those Policy Years. Beginning in the eighth Policy Year, we guarantee that any Sales Expense Charge we deduct will never exceed 5.00% of any Premiums paid up to the Target Premium. Once the Target Premium for that Policy Year has been reached, we will never deduct a Sales Expense Charge of more than 3.00% from any additional Premiums paid in that Policy Year.
The Target Premium, as shown on the Policy Data Pages, is based on factors that include, but are not limited to, Insured’s Issue Age, gender, and the Face Amount of the Policy or, for policyowners who have elected the STR, on the Target Face Amount of the Policy. Any change to the Policy which results in a change to the Target Face Amount will change the Target Premium
State Premium Tax Charge
Various states and jurisdictions impose a tax on Premium payments received by insurance companies. State Premium Tax rates vary from state to state and currently range from 0% to 3.50% of the Premium payment (and sometimes higher in certain jurisdictions).
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We may increase this charge to reflect changes in applicable law. The amount we deduct for the State Premium Tax charge may not reflect the actual Premium tax charge in your state. Two percent (2.00%) represents the approximate average of taxes assessed by the jurisdictions.
During the first seven Policy Years, we currently deduct 2.00% of each Premium payment you make up to the Target Premium and 1.75% on the amount paid over the Target Premium. We will not impose a state Premium tax charge greater than 2.00% unless there is a change in applicable law.
Beginning in the eighth Policy Year, we currently expect to deduct 1.50% of each Premium payment you make as a state Premium tax charge.
Federal Premium Tax Charge
NYLIAC’s federal tax obligations will increase based upon Premium payments received under the Policies. We may increase this charge to reflect changes in applicable law. We will not impose a Federal Premium Tax charge greater than 1.25%, unless there is a change in applicable law.
During the first seven Policy years, we currently deduct 1.25% of each Premium payment you make. Beginning in the eighth Policy Year, we expect to deduct 1.00% of each Premium payment you make.
Deductions From Cash Value
Each month, we will deduct a Monthly Contract Charge, a Cost of Insurance charge (which will include a charge for the cost of the STR, if selected by the policyowner), the Mortality and Expense Risk Charge, and applicable loan charges.
We will deduct these charges on each Monthly Deduction Day. The first Monthly Deduction Day will be the monthly anniversary of the Policy Date on or following the Issue Date. If the Policy Date is prior to the Issue Date, the deductions made on the first Monthly Deduction Day will cover the period from the Policy Date until the first Monthly Deduction Day. We deduct these charges from the Policy’s Cash Value in each Investment Division and the Fixed Account in accordance with the expense charge allocation you made in the Policy application. If no expense charge allocation is in effect, monthly deductions will be made pro-rata from each of the Investment Divisions and the Fixed Account.
Monthly Contract Charge
On each Monthly Deduction Day, we will deduct a Monthly Contract Charge to cover our costs for providing certain administrative services, including collecting premiums, record-keeping, processing claims, and communicating with policyowners. This charge is not designed to produce a profit. To the extent that the proceeds of this charge are insufficient to cover the costs of providing these services, we may use the proceeds of other charges under this Policy, including the Mortality and Expense Charge, to pay for these services.
We currently deduct a Monthly Contract Charge of $0.00 in Policy Year 1 and $5.00 thereafter ($60.00 per year). We guarantee that this charge will never exceed $11.00 per month ($132.00 annually) in all Policy Years.
Cost of Insurance Charge
On each Monthly Deduction Day, we will deduct the Cost of Insurance charge from the Cash Value of your Policy for the cost of providing a Life Insurance Benefit to you. This charge equals (a) multiplied by the result of (b) minus (c), where:
(a)
is the applicable cost of insurance rate per $1,000 of insurance;
(b)
is the number of thousands of Life Insurance Benefit as of the Monthly Deduction Day divided by 1.0032737; and
(c)
is the number of thousands of Alternative Cash Surrender Value as of the Monthly Deduction Day (before this Cost of Insurance charge, but after the Mortality and Expense Risk Charge, the Monthly Contract Charge, and any charges for riders are deducted).
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The Net Amount at Risk is (b) minus (c).
The Cost of Insurance charge will never be less than zero.
The Life Insurance Benefit varies based on the Life Insurance Option chosen. The Cash Value varies based upon the performance of the Investment Divisions selected, interest credited to the Fixed Account and Loan Account, Policy Debt, charges, and premium payments. We determine the initial rate of the Cost of Insurance charge based upon our underwriting of your Policy. Underwriting determinations are based on various factors including, but not limited to, the Insured's issue age, gender, risk classification, Policy Year, and Face Amount. We may change these rates from time to time, based on changes in future expectations of various factors, including, but not limited to, mortality, investment income, expenses, and persistency.
For Insureds rated sub-standard risks, an additional Flat Extra may be assessed as part of the Cost of Insurance charge due to an Insured’s circumstances including, but not limited to, his or her medical condition, occupation, or motor vehicle or aviation record. Any additional Flat Extras (which might apply to certain Insureds based on our underwriting) will also be deducted on each Monthly Deduction Day. If applicable, the amount and duration of these additional Flat Extras will be displayed on your Policy Data Pages. The cost of insurance rates, however, will never exceed the guaranteed maximum cost of insurance rates for your Policy.
We will no longer deduct Cost of Insurance charges after the Insured reaches Attained Age 100.
Mortality and Expense Risk Charge
We assume a mortality risk that the group of lives we have insured under our policies may, on average, not live as long as we have expected. In addition, we assume an expense risk that the cost of issuing and administering the policies we have sold will be greater than what we have estimated.
Current—We currently deduct on each Monthly Deduction Day a Mortality and Expense Risk Charge that is equal to the following annual rates: 0.25% in Policy Year one, or $2.50 per $1,000, and 0.45% in Policy Years two through ten, or $4.50 per $1,000, and 0.25% in Policy Years 11 and following or $2.50 per $1,000 of the Accumulation Value of each Investment Division’s assets.
Guaranteed Maximum—We guarantee that the Mortality and Expense Risk Charge will never exceed an annual rate of 0.90% or $9.00 per $1,000, of the average daily Accumulation Value.
We may increase or decrease the current Mortality and Expense Risk Charge if the mortality risk profile of policyowners changes, or if a change in law, regulation or administrative interpretation thereof affects our cost of doing business including, without limitation, a change that eliminates a tax benefit or deduction that increases our after-tax cost of doing business, or if our costs of doing business change for any other reason. However, the Mortality and Expense Risk Charge will never exceed the guaranteed maximum. We will notify policyowners at least 30 days before the change by prospectus supplement and letter.
If the current charge is insufficient to cover actual costs and assumed risks, the loss will fall on NYLIAC. We expect to profit from this charge. We may use these funds for any corporate purpose, including expenses relating to the sale of the policies.
Rider Charges
Each month, if you elected the STR, the cost of this rider is included in your Cost of Insurance charge. (For more information about this charge, see “Table of Fees and Expenses.”)
Allocating Expense Charge Deductions
You can choose how to allocate deductions from your Cash Value. These include the Monthly Contract Charge, Cost of Insurance charge, Mortality and Expense Risk Charge, and STR charge. You can instruct us at the time of the Policy application, and any time thereafter, to have expenses deducted from any of the Allocation Alternatives you have chosen, or a combination of those Allocation Alternatives. You can change these instructions at any time.
If the accumulations in the Allocation Alternatives you have chosen for deduction under your Policy are insufficient to pay these charges, we will deduct the charges proportionately from each of the other Investment Divisions in your
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Policy and the Fixed Account. If you do not instruct us on how you would like the expenses allocated, we will deduct these charges proportionately from each of the Investment Divisions under your Policy and the Fixed Account.
Separate Account Charges
Charges for Federal Income Taxes
We do not currently deduct a charge for federal income taxes from the Investment Divisions, although we may do so in the future to reflect possible changes in the law.
Fund Charges
Each Investment Division of the Separate Account purchases shares of the corresponding Eligible Portfolio at the Accumulation Unit value. The Accumulation Unit value reflects the investment advisory fees and other expenses that are deducted from the assets of the corresponding Eligible Portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy and may vary from year to year. These fees and expenses are described in the Funds’ prospectuses. See “Appendix—Eligible Portfolios Available Under the Policies” and https://dfinview.com/NewYorkLife/TAHD/corpexec-vi.
Certain Eligible Portfolios may also impose liquidity or redemption fees on surrenders and partial surrenders (including transfers) pursuant to SEC Rules including Rules 2a-7 or 22c-2 under the 1940 Act. In such cases, we would administer these fees and deduct them from your Cash Value or Policy transaction proceeds.
Partial Surrender Processing Fee
When you make a partial surrender, we reserve the right to deduct a fee, not to exceed $25, for processing the partial surrender. Currently, we do not charge a fee when you make a partial surrender.
Fund Transfer Charge
We currently do not charge for transfers made between Investment Divisions. However, we reserve the right to charge $30 per transfer for any transfer in excess of 12 in a Policy Year.
Loan Charges
We currently charge an Effective Annual Loan Interest Rate of 4.00%, payable in arrears. The maximum loan interest rate we will charge is 6.00%. When you Request a loan, an amount equal to the requested loan amount is transferred from the Allocation Alternatives to the Loan Account and this amount is added to any Policy Debt.
When you take a loan against your Policy, the loaned amount that we hold in the Loan Account may earn interest at a different rate from the rate we charge you for loan interest. For the first 10 Policy Years, the rate we currently expect to credit on loaned amounts is 0.50% less than the rate we charge for loan interest. Beginning in the eleventh Policy Year, the rate we currently expect to credit on loaned amounts is 0.05% less than the rate we charge for loan interest. The amount in the Loan Account will be credited with interest at a rate that will never be less than the greater of (1) the Effective Annual Loan Interest Rate, less 2.00%; or (2) the Fixed Account GMIR. Interest accrues daily and is credited on the Monthly Deduction Day. These rates are not guaranteed and we can change them at any time, subject to the above-mentioned minimums. (See “Loans” for more information.)
Commissions Paid to Dealers
The selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this Policy or any other insurance or investment product. Compensation may consist of commissions, asset-based compensation, allowances for expenses, and other compensation programs. The amount of compensation received by your registered representative will vary depending on the Policy that he or she sells, on sales production goals, and on the specific payment arrangements of the relevant broker-dealer. Differing compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer.
Commission rates will vary depending on whether the STR has been added. Compensation rates for Policies with the same initial Life Insurance Benefit are lower for Policies with the STR added than for Policies without the STR.
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This could influence your registered representative’s advice to you about the relative amounts of base Policy and term insurance coverage you should purchase.
Broker-dealers will be paid commission not to exceed 30% of Premiums paid up to the Target Premium in Policy Year 1 and 10.25% for Policy Years 2-7 on Premiums paid up to target. In addition, we pay broker-dealers a maximum of 4% commission on Premiums paid in excess of the Target Premium for Policy Years 1-4 and 3% for Policy Years 5-7.
We may enter into agreements with service entities, which may be affiliates of broker-dealers, under which those service entities may receive service fees and/or additional compensation based on a percentage of a Policy’s Cash Surrender Value.
The commissions, service fees and other compensation described above is not deducted directly from your Policy’s cash value. Rather NYLIAC and its affiliates pay these expenses from the Sales Expense Charges, other charges under the Policies and other resources.
How the Policy Works – Example
This example is based on the charges applicable to a Policy issued on or after the date of this prospectus during the First Policy Year, issued on a guaranteed issue, non-smoking insured male, issue age 45, with an initial Face Amount of $400,000, with a Target Premium of $19,164, who has selected Life Insurance Benefit Option 1 and the Cash Value Accumulation Test, assuming current charges and a 6.00% hypothetical gross annual investment return, which results in a net annual effective investment return of 5.28% for all years:
	Premium Paid	$7,000
less:	Below Target Premium Sales Expense Charge	$980
	Above Target Premium Sales Expense Charge	$0
	State Premium Tax Charge (2%)	$140
	Federal Premium Tax Charge (1.25%)	$88
equals:	Net Premium	$5,792
less:	Mortality and Expense Risk charge (varies monthly)	$15
less	Monthly contract charge (5.00 per month in Policy Years 2 and following)	$0
less	Charges for cost of insurance (varies monthly)	$254
plus:	Net investment performance (varies daily)	$298
equals:	Cash Value	$5,821
plus:	DPL Account	$1,328
equals:	Alternative Cash Surrender Value (as of end of first Policy Year)	$7,149
There is no guarantee that the current charges illustrated above will continue. Depending on the timing and degree of fluctuation in actual investment returns, the actual Policy values could be substantially more or less than those shown. A lower value, under certain circumstances, could result in the lapse of the Policy unless the policyowner pays more than the stated Premium.
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Description of the Policy

The Parties
There are three important parties to the Policy: the policyowner (or contract owner), the Insured, and the beneficiary (or payee). One party can have one or more of these roles. Each party plays an important role in a Policy.
POLICYOWNER: This person (persons) or entity can purchase and surrender Policy, and can make changes to it, such as:
●
increase/decrease the Face Amount
●
choose a different Life Insurance Benefit (except that a change cannot be made to Option 3)
●
elect/add/terminate riders
●
change a beneficiary
●
choose/change underlying Allocation Alternatives
●
take a loan against or take a partial surrender from the Cash Value of the Policy.
The current policyowner has the right to transfer ownership to another party/entity. This must be done using our approved “Transfer of Ownership” form in effect at the time of the Request. Please note that the completed Transfer of Ownership form must be sent to our Service Office in Good Order. When we record the change, it will take effect as of the date the form was signed, subject to any payment made or other action we take before recording. Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who becomes the owner of an existing Policy. This means the new policyowner will be required to provide its name, address, and other identifying information. A transfer of ownership Request on any variable product requires that the new owner(s) submit financial and suitability information. In addition, following certain types of ownership transfers, you may not be eligible to receive the Alternative Cash Surrender Value upon surrender. For more information about Alternative Cash Surrender Value eligibility, please see "Surrenders—Full Surrenders—Requesting a Surrender."
INSURED: This individual’s personal information determines the cost of the life insurance coverage and whether the Life Insurance Proceeds become payable.
BENEFICIARY: The beneficiary is the person(s) or entity(ies) the policyowner specifies on our records to receive the Life Insurance Proceeds from the Policy. If the policyowner is an individual, he or she may name his or her estate as the beneficiary.
The parties named as policyowner and beneficiary may affect whether and to what extent the Life Insurance Proceeds may be received on a tax-free basis. See the discussion under “Federal Income Tax Considerations—Life Insurance Status of Policy” and “—IRC Section 101(j)—Impact on Employer-Owned Policies” for more information.
The Policy
The Policy provides life insurance protection on the named Insured. We will pay the designated beneficiary the Life Insurance Proceeds if the Policy is still in effect when the Insured dies.
The Policy offers:
1.
flexible Premium payments where you decide the timing and amount of the payment;
2.
a choice of three Life Insurance Benefit options;
3.
access to the Policy’s Cash Value through loans and partial surrender privileges (within limits);
4.
the ability to increase or decrease the Policy’s Face Amount of insurance (within limits);
5.
additional benefits through the use of the STR; and
6.
a selection of Allocation Alternatives, including Investment Divisions and a Fixed Account with a GMIR.
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Your Policy will stay in effect as long as the Cash Surrender Value of your Policy is sufficient to pay your Policy’s monthly deductions.
How the Policy Is Available
The Policy is available only as a Non-Qualified Policy. This means that the Policy is not available for use in connection with certain employee retirement plans that qualify for special treatment under the federal tax law. The minimum Face Amount of a Policy is $25,000. The policyowner may increase the Face Amount, subject to our underwriting rules in effect at the time of the Request. The Insured may not be older than age 85 as of the Policy Date or the date of any increase in Face Amount. Before issuing any Policy (or increasing its Face Amount), the policyowner must give us satisfactory evidence of insurability.
We may issue the Policy based on underwriting rules and procedures, which are based on NYLIAC’s eligibility standards. These may include guaranteed issue and full medical underwriting. Under certain arrangements, if our procedures permit guaranteed issue underwriting, the cost of insurance rates are higher for healthy individuals when this method of underwriting is used than under a substantially similar policy that is issued based on full medical underwriting. Therefore, Insureds in good health may be able to obtain coverage more economically under a policy that requires full medical underwriting.
We may issue the Policy on a unisex basis in certain states where applicable. For Policies issued on a unisex basis, the policyowner should disregard any reference in this prospectus that makes a distinction based on the gender of the Insured.
Policy Premiums
Once you have purchased your Policy, you can make Premium payments as often as you like and for any amount you choose, within limits. Other than the initial Premium, there are no required Premium payments. However, you may need to make additional Premium payments to keep your Policy from lapsing. The currently available methods of payment are: direct payments to NYLIAC and any other method to which we agree. (See “Premiums” for more information.)
Cash Value
After the free look period has expired, or after we receive your Policy delivery receipt, whichever is later, the Cash Value of the Policy at any time is the sum of the Accumulation Value, plus the value in the Fixed Account and the Loan Account. A number of factors affect your Policy’s Cash Value, including, but not limited to:
●
the amount and frequency of the Premium payments;
●
the investment experience of the Investment Divisions you choose;
●
the interest credited on the amount in the Fixed Account;
●
the amount of any partial surrenders you make (including any charges you incur as a result of such surrenders); and
●
the amount of charges we deduct.
Cash Surrender Value
The Cash Surrender Value equals the Cash Value less Policy Debt.
Alternative Cash Surrender Value
The Alternative Cash Surrender Value is equal to the Cash Value of the Policy, plus the value of the DPL Account. You are eligible to receive the Alternative Cash Surrender Value less Policy Debt, provided that (1) the Policy has not been assigned, including an assignment made as part of an exchange under IRC section 1035 and (2) the policyowner has not changed. The DPL Account is not available to support Monthly Deduction Charges or for purposes of a loan or partial surrender. The Alternative Cash Surrender Value is not available during the Right to Examine period.
33

Investment Divisions and the Fixed Account
We allocate your Net Premium among your selected Investment Divisions, each of which invests in a specific Eligible Portfolio, available under the Policy (See “Appendix—Eligible Portfolios Available Under the Policy” for our list of available Eligible Portfolios) and/or the Fixed Account, based on your instructions. Generally, you can allocate your Net Premium among up to 20 Investment Divisions at any one time, as well as to the Fixed Account. Certain Policies associated with a nonqualified deferred compensation plan may permit allocation among up to 35 Allocation Alternatives, including the Fixed Account; contact us for more information.
Amount in the Separate Account
We use the amount allocated to an Investment Division to purchase Accumulation Units within that Investment Division. We redeem Accumulation Units from an Investment Division when amounts are loaned, transferred, partially surrendered, fully surrendered, or deducted for charges or loan interest. We calculate the number of Accumulation Units purchased or redeemed in an Investment Division by dividing the dollar amount of the Policy transaction by the Investment Division’s Accumulation Unit value. On any given day, the amount you have in the Separate Account is the value of the Accumulation Units you have in all of the Investment Divisions of the Separate Account. The value of the Accumulation Units you have in a given Investment Division equals the current Accumulation Unit value for the Investment Division multiplied by the number of Accumulation Units you hold in that Investment Division.
Determining The Value Of An Accumulation Unit
We calculate the value of an Accumulation Unit at the end of each Business Day. We determine the value of an Accumulation Unit by multiplying the value of that unit on the prior Business Day by the net investment factor.
The net investment factor we use to calculate the value of an Accumulation Unit in any Investment Division is (a) divided by (b), where:
(a)
is the net asset value of an Eligible Portfolio share, unit, or interest held in the Separate Account for that Investment Division determined at the end of the current Business Day on which we calculate the Accumulation Unit value, plus the per share, unit, or interest amount of any dividends paid or capital gain distributions made by the Eligible Portfolio if the ex-dividend date occurs since the end of the immediately preceding Business Day on which we calculate an Accumulation Unit value for that Investment Division; and
(b)
is the net asset value of an Eligible Portfolio share, unit, or interest held in the Separate Account for that Investment Division determined as of the end of the immediately preceding Business Day on which we calculated an Accumulation Unit value for that Investment Division.
The net investment factor may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease.
Amount in the Fixed Account
If your Policy was issued before May 1, 2012, you can choose to allocate all or part of your Net Premium payments to the Fixed Account. If your Policy was issued on or after May 1, 2012, we can limit the amount of Net Premium (and Cash Value) that may be allocated to the Fixed Account, including not allowing any Premium to be allocated to the Fixed Account. Until further notice, you may continue to allocate Net Premium to the Fixed Account according to the percentage allocation that was in effect as of April 20, 2020 (the “Current Allocation”). You may increase your allocation of Net Premium to the Fixed Account, but your Net Premium Allocation percentage will be capped at an additional 5 percentage points over the lower of: (1) the Current Allocation; or (2) the lowest Net Premium allocation percentage that you select, if you subsequently reduce your Net Premium allocation percentage below the Current Allocation.
●
For example, if the Current Allocation is 10%, you may increase your allocation of Net Premium to the Fixed Account to a maximum percentage of 15%. However, if you reduce your allocation of Net Premium to the Fixed Account to 7% thereafter, the maximum percentage of Net Premium that you may allocate to the Fixed Account will be reduced to 12%, and subsequent increases in your Net Premium allocation percentage will not increase your maximum allocation percentage.
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Any limitations on transfers are described in "Transfers Among Investment Divisions and the Fixed Account" below.
The amount you have in the Fixed Account equals:

(1) the sum of the Net Premium payments you have allocated to the Fixed Account;
plus
(2) any transfers you have made from the Separate Account to the Fixed Account;
plus
(3) any interest credited to the Fixed Account;
less
(4) any partial surrenders you have taken from the Fixed Account;
less
(5) any charges we have deducted from the Fixed Account;
less
(6) any transfers you have made from the Fixed Account to the Separate Account or to the Loan Account.
Transfers Among Investment Divisions and the Fixed Account
There is no charge for the first twelve transfers in any one Policy Year. NYLIAC may apply a transfer charge, which will not exceed $30 for each transfer in excess of twelve per Policy Year. This charge will be applied on a pro-rata basis to the Allocation Alternatives to which the transfer is being made. Transfer Requests must be submitted to our Service Office.
Transfers among Investment Divisions and from the Investment Divisions to the Fixed Account:
If your Policy was issued before March 1, 2012, you may transfer all or part of the Cash Value from an Investment Division to the Fixed Account.
If your Policy was issued on or after May 1, 2012, we have the right to establish limits on your ability to transfer all or part of the Cash Value from an Investment Division to the Fixed Account. These limits may include allowing no transfers from the Investment Divisions to the Fixed Account. For Policies issued on or after May 1, 2012, until further notice,
●
you may not transfer any portion of your Policy’s Cash Value from an Investment Division to the Fixed Account.
●
Any Cash Value that has already been allocated to the Fixed Account will continue to receive the current interest rate in effect when interest is credited. Interest accrues and is credited daily. If you transfer any Cash Value from the Fixed Account to the Investment Divisions, you may not transfer it back to the Fixed Account.
The only other current transfer limitations are described below. We will provide you 30 days' notice before imposing any additional limits on transfers.
You may make transfers among Investment Divisions and from the Investment Divisions to the Fixed Account, subject to the following two conditions:
●
Minimum Transfer—Unless we agree otherwise, the minimum amount that may be transferred is the smaller of: (i) $500 or (ii) the value of the Accumulation Units in the Investment Division from which the transfer is made.
●
Minimum Remaining Value—After the transfer, the value of: (i) the remaining Accumulation Units in an Investment Division or (ii) the Fixed Account must be at least $500. If the remaining value would be less than $500, we have the right to include that amount as part of the transfer.
Transfers to or from Investment Divisions will be made based on the Accumulation Unit values on the Business Day on which NYLIAC receives the transfer Request. Transfers received after the close of the NYSE (usually 4 p.m. Eastern Time) on a Business Day, or on a non-Business Day, will be priced as of the next Business Day.
35

Transfers from the Fixed Account to the Investment Divisions:
You may make transfers from the Fixed Account to the Investment Divisions, subject to the following three conditions:
●
Maximum Transfer—The maximum amount you can transfer from the Fixed Account to the Investment Divisions during any Policy Year is the greatest of (i) 20% of the amount in the Fixed Account at the beginning of the Policy Year, (ii) the previous Policy Year’s transfer amount, or (iii) $5,000. During the retirement year (i.e., the Policy Year following the Insured’s 65th birthday or a date you indicate in the application), or another date you Request and we approve, the 20% maximum transfer limitation will not apply for a one-time transfer. If your Policy was issued on or after May 1, 2012, we have the right to establish limits on your ability to transfer all or part of the Cash Value from the Fixed Account to an Investment Division. These limits may include allowing no transfers from the Fixed Account to an Investment Division. We will provide 30 days’ notice if we change existing limits on transfers from the Fixed Account to the Investment Divisions.
●
Minimum Transfer—Unless we agree otherwise, the minimum amount that may be transferred is $500.
●
Minimum Remaining Value—After the transfer, the value remaining in the Fixed Account must be at least $500. If the remaining value would be less than $500, we have the right to include that amount as part of the transfer. (This will apply even in cases where we have limited the maximum that you may transfer, as stated above).
Limits On Transfers
Procedures Designed to Limit Potentially Harmful Transfers—This Policy is not intended as a vehicle for market timing. Generally, we require that all transfer Requests be submitted through the U.S. mail or an overnight carrier. We may permit, in certain limited circumstances for a limited category of policies, transfer Requests to be submitted by fax or e-mail transmission. These requirements are designed to limit potentially harmful transfers.
Your ability to make transfers under the Policy is subject to limitation if we determine, in our sole opinion, that the exercise of that privilege may disadvantage or potentially hurt the rights or interests of other policyowners.
Any modification of the transfer privilege could be applied to transfers to or from some or all of the Investment Divisions. If not expressly prohibited by the Policy, we may, for example:
●
reject a transfer Request from you or from any person acting on your behalf;
●
restrict the method of making a transfer;
●
charge you for any redemption fee imposed by an underlying Fund; and/or
●
limit the dollar amount, frequency or number of transfers.
We do not include the following transfers in these limitations, although we reserve the right to include them in the future: transfers to and from the Fixed Account, the first transfer into the Investment Divisions at the expiration of the free look period, the first transfer out of the NYLIM VP U.S. Government Money Market Investment Division or Fidelity® VIP Government Money Market Portfolio or within six months of the issuance of a Policy immediately after funds have been transferred to the NYLIM VP U.S. Government Money Market Investment Division or Fidelity® VIP Government Money Market Portfolio at the expiration of the free look period, and transfers made pursuant to the Dollar Cost Averaging and Automatic Asset Reallocation options.
We may change these limitations or restrictions or add new ones at any time without prior notice; your Policy will be subject to these changes regardless of the Issue Date of your Policy. All transfers are subject to the limits set forth in the prospectus in effect on the date of the transfer Request, regardless of when your Policy was issued. Note, also, that any applicable transfer rules, either as indicated above or that we may utilize in the future, will be applied even if we cannot identify any specific harmful effect from any particular transfer.
We apply our limits on transfers procedures to all owners of this Policy without exception.
Orders for the purchase of Eligible Portfolio shares are subject to acceptance by the relevant Fund. We will reject or reverse, without prior notice, any transfer Request into an Investment Division if the purchase of shares in the
36

corresponding Eligible Portfolio is not accepted by the Fund for any reason. For transfers into multiple Investment Divisions, the entire transfer Request will be rejected or reversed if any part of it is not accepted by any one of the Funds or is restricted for any reason. Transfer Requests must be sent to our Service Office. Standing allocation instructions into a Fund that has been restricted will also be rejected, reversed or modified until further allocation instructions are received from you. For transfers through the Dollar Cost Averaging programs, the restricted portion of the transfer will be temporarily allocated to the Fidelity® VIP Government Money Market Portfolio. For Automatic Asset Reallocation, the whole program may be terminated or suspended if any portion of the transfer is to a restricted Fund. We will provide you with written notice of any transfer Request we reject, reverse, or modify. You should read the Eligible Portfolios’ prospectuses for more details regarding their ability to refuse or restrict purchases or redemptions of their shares. In addition, pursuant to Rule 22c-2 of the 1940 Act, a Fund may require us to share specific policyowner transactional data with them, such as taxpayer identification numbers and transfer information.
Risks Associated with Potentially Harmful Transfers—Our transfer procedures are designed to limit potentially harmful transfers. However, we cannot guarantee that our procedures will be effective in detecting and preventing all transfer activity that could disadvantage or potentially hurt the rights or interests of other policyowners. The risks described below apply to policyowners and other persons having material rights under the Policies.
●
We do not currently impose redemption fees on transfers or expressly limit the number or maximum amount of transfers in a given period. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than our procedures in deterring or preventing potentially harmful transfer activity.
●
Our ability to detect and deter potentially harmful transfer activity may be limited by Policy provisions.
(1)
The underlying Eligible Portfolios may have adopted their own policies and procedures with respect to trading of their respective shares. The prospectuses for the underlying Eligible Portfolios, in effect at the time of any trade, describe any such policies and procedures. The trading policies and procedures of an underlying Eligible Portfolio may vary from ours and be more or less effective at preventing harm. Accordingly, the sole protection you may have against potentially harmful frequent transfers is the protection provided by the procedures described herein.
(2)
The purchase and redemption orders received by the underlying Eligible Portfolios reflect the aggregation and netting of multiple orders from owners of this Policy and other variable policies we issue. The nature of these combined orders may limit the underlying Eligible Portfolios’ ability to apply their respective trading policies and procedures. In addition, if an underlying Eligible Portfolio believes that a combined order we submit may reflect one or more transfer Requests from owners engaged in potentially harmful transfer activity, the underlying Eligible Portfolio may reject the entire order and thereby prevent us from implementing any transfers that day. We do not generally expect this to happen.
●
Other insurance companies that invest in the Eligible Portfolios underlying this Policy may have adopted their own policies and procedures to detect and prevent potentially harmful transfer activity. The policies and procedures of other insurance companies may vary from ours and be more or less effective at preventing harm. If their policies and procedures fail to successfully discourage potentially harmful transfer activity, there could be a negative effect on the owners of all of the variable policies, including ours, whose Investment Divisions correspond to the affected underlying Eligible Portfolios.
●
Potentially harmful transfer activity could result in reduced performance results for one or more Investment Divisions, due to, among other things:
(1)
an adverse effect on management of the underlying Eligible Portfolio, such as:
a)
impeding the portfolio manager’s ability to sustain an investment objective;
b)
causing the Eligible Portfolio to maintain a higher level of cash than would otherwise be the case; or
c)
causing the Eligible Portfolio to liquidate investments prematurely (or at an otherwise inopportune time) to pay partial surrenders or transfers out of the underlying Eligible Portfolio.
(2)
increased administrative and brokerage expenses.
37

(3)
dilution of the interests of long-term investors in an Investment Division if purchases or redemptions into or out of the underlying Eligible Portfolio are made when, and if, the underlying Eligible Portfolio’s investments do not reflect an accurate value (sometimes referred to as “time-zone arbitrage” and “liquidity arbitrage”).
Additional Benefits Through Riders and Options
You can apply for additional benefits by selecting the policy options and/or the optional STR. We approve the issuance of the STR based on our standards and limits for issuing insurance and classifying risks. The STR provides a “Term Insurance Benefit” and is subject to the terms of both the Policy and the rider. The STR is not available to policyowners who elect the Guideline Premium Test. (See “Premium Payments” for more information.) Dollar Cost Averaging and Automatic Asset Allocation are options that are available without any additional ongoing costs. The following additional benefits are currently available.
Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations
Dollar Cost Averaging (DCA)
DCA is a systematic method
of investing that allows you
to purchase shares of the
Investment Divisions at
regular intervals in fixed
dollar amounts so that the
cost of your shares is
averaged over time and over
various market cycles. There
is no charge for electing
DCA.
Optional
To set up DCA, in addition to
sending a completed DCA
form to our Service Office in
Good Order, you must
specify:
•the dollar amount you want
to have transferred
(minimum transfer $100);
•the Investment Division
from which you want to
transfer money;
•the Investment Division(s)
and/or Fixed Account to
which you want to transfer
money;
•the date on which you want
the transfers to be made,
within limits; and
•how often you would like
the transfers made, either
monthly, quarterly,
semi-annually, or annually.
You may not make DCA
transfers from the Fixed
Account, but you may
make DCA transfers into
the Fixed Account, subject
to any limits specified in
the section, “Description of
the Policy—Investment
Divisions and the Fixed
Account—Transfers Among
Investment Divisions and
the Fixed Account.”
You may elect this option if
your Cash Value is $2,500
or more. We will suspend
this option automatically if
the Cash Value is less than

38

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

$2,000 on a transfer date.
Once the Cash Value
equals or exceeds $2,000,
the DCA transfers will
resume automatically as
last requested.
You cannot elect Automatic
Asset Reallocation if you
have chosen DCA.
However, you have the
option of alternating
between these two Policy
options.

Automatic Asset Reallocation (AAR)
If you choose this option, we
will reallocate your assets
automatically on a schedule
you select among the
Investment Divisions to
maintain a predetermined
percentage invested in the
Investment Division(s) you
have selected. For example,
you could specify that 50% of
the amount you have in the
Investment Divisions of the
Separate Account be
allocated to one Investment
Division, while the other 50%
be allocated to another
Investment Division. Over
time, however, performance
variations in each of these
Investment Divisions would
cause this balance to shift.
There is no charge for
electing AAR.
Optional
•Values in the Fixed
Account are excluded from
AAR.
•Your AAR will be cancelled
if a premium allocation
change or Investment
Division transfer is
submitted on your behalf
and the AAR is not also
modified at the time to be
consistent with your
Investment Division
transfer and premium
allocation changes.
•You may elect this option if
your Cash Value in your
Separate Account is
$2,500 or more. We will
suspend this option
automatically if your Cash
Value in the Separate
Account is less than
$2,000 on a reallocation
date. Once your Cash
Value in the Separate
Account equals or exceeds
this amount, AAR will
resume automatically as
scheduled.
•You cannot elect AAR if
you have chosen DCA.
However, you have the
option of alternating
between these two Policy
options.

Loans	You may borrow any amount up to the Loan Value of the Policy. The value in the Loan Account will never be less	Optional	•Loan requests are subject to the Minimum Redemption amount of $500 per Investment
39

Name of Benefit	Purpose	Is this Benefit Standard or Optional?	Brief Description of Restrictions/Limitations

than (a + b) – c, where: a =
the amount in the Loan
Account on the prior Policy
Anniversary; b = the amount
of any loan taken since the
prior Policy Anniversary; and
c = any loan amount repaid
since the prior Policy
Anniversary.

Division
•When you take a loan
against your Policy, the
loaned amount that we
hold in the Loan Account is
charged an Effective
Annual Loan Interest Rate
of 4.00%. The maximum
loan interest rate that we
will charge is 6.00%.
•When you take a loan
against your Policy, the
loaned amount that we
hold in the Loan Account
may also earn interest.
These rates may be
different from those we
charge you for loan
interest. They are not
guaranteed, and we can
change them at any time
subject to the minimums
described above.
(See “Charges Associated
with the Policy—Loan
Charges”; “Loans”,
“Loans—Interest Credited
on the Cash Value Held as
Collateral for a Policy
Loan”; and “Table of Fees
and Expenses—Periodic
Charges Other than Funds’
Operating
Expenses—Loan Interest”
for more information.)

Supplementary Term Rider (STR)
The STR provides a Term
Insurance Benefit, which
when added to the Base
Policy Face Amount, creates
a Target Face Amount. The
Term Insurance Benefit is
payable when the Insured
dies while the STR is in
effect. The Term Insurance
Benefit can be: increased or
decreased to change the
Target Face Amount; or
converted to increase the
Policy Face Amount.
Optional
•Only available at issue.
•Not available to
policyowners who elect the
Guideline Premium Test.
•Target Face Amount may
not be decreased to an
amount below $26,000,
unless the decrease is due
to a partial surrender under
the Policy.
•Rider Face Amount may
not exceed 10 times the
base Policy’s Face
Amount.

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Dollar Cost Averaging
Dollar Cost Averaging is a systematic method of investing that allows you to purchase shares of the Investment Divisions at regular intervals in fixed dollar amounts so that the cost of your shares is averaged over time and over various market cycles. To set up Dollar Cost Averaging, you must send a completed Dollar Cost Averaging form to our Service Office in Good Order. There is no charge for electing Dollar Cost Averaging.
The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Because you transfer the same dollar amount to a given Investment Division with each transfer, you purchase more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Therefore, you may achieve a lower than average cost per unit if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, you sell more units in an Investment Division if the value per unit is low and fewer units if the value per unit is high. Dollar Cost Averaging does not assure growth or protect against a loss in declining markets.
We do not count Dollar Cost Averaging transfers against any limitations we may impose on the number of free transfers. We will make all Dollar Cost Averaging transfers on the date you specify, or if the date you specify is not a Business Day, on the next Business Day. You may specify any day of the month other than the 29th, 30th, or 31st of a month. We will not process a Dollar Cost Averaging transfer unless we have received a Request. We must receive this Request at least five Business Days before the date Dollar Cost Averaging transfers are scheduled to begin. If your Request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your Request.
You may cancel the Dollar Cost Averaging option at any time. To cancel the Dollar Cost Averaging option, we must receive a Request. You may not elect Dollar Cost Averaging if you have chosen Automatic Asset Reallocation. However, you have the option of alternating between these two Policy features.
Automatic Asset Reallocation (AAR)
As noted above, if you choose this option, we will reallocate your assets automatically on a schedule you select among the Investment Divisions to maintain a predetermined percentage invested in the Investment Division(s) you have selected. To set up AAR, you must send a completed AAR form to our Service Office in Good Order. For example, you could specify that 50% of the amount you have in the Investment Divisions of the Separate Account be allocated to one Investment Division, while the other 50% be allocated to another Investment Division. Over time, however, performance variations in each of these Investment Divisions would cause this balance to shift. With the AAR option, we will reallocate the amount you have in the Separate Account among the Investment Divisions you have selected so that they are invested in the percentages you specify.
We will make AAR transfers either quarterly, semi-annually, or annually (but not monthly), based on your Policy Anniversary. If your Policy Anniversary is on the 29th, 30th, or 31st of a month, the reallocation transfer will occur on the 28th of the month. AAR transfers may be canceled subject to the terms outlined in the Table above. To process AAR transfers, or to cancel or modify an existing AAR, you must send a Request. NYLIAC must receive your Request no later than five Business Days prior to the date the transfer(s) are scheduled to begin. If your Request for this option is received less than five Business Days prior to the date you request it to begin, the transfer(s) will begin on the date you have specified in the month following receipt of your Request. There is no minimum amount which you must allocate among the Investment Divisions under this option. We do not count AAR transfers against any limitations we may impose on the number of free transfers.
Supplementary Term Rider
●
This rider provides a Term Insurance Benefit that is payable when the Insured dies while this rider is in effect. It insures the same individual covered by the base Policy. On the Issue Date, the Term Insurance Benefit is the amount specified in the application. The initial Term Insurance Benefit is shown on the Policy Data Pages. The initial Term Face Amount, when added to the initial Face Amount of the base Policy, equals the initial Target Face Amount, which is also shown on the Policy Data Pages.
As described under the “Policy Payment Information—Life Insurance Benefit Options” section, the Life Insurance Benefit amount could automatically increase or decrease. In such case, the Term Insurance Benefit will automatically be adjusted.
41

On each Monthly Deduction Day beginning with the second, the Term Insurance Benefit will automatically be set in accordance with the Life Insurance Benefit Option that is in effect on the Policy as follows:
●
Option 1—The Term Insurance Benefit will equal the Target Face Amount minus the Life Insurance Benefit.
●
Option 2—The Term Insurance Benefit will equal the Target Face Amount plus the Alternative Cash Surrender Value minus the Life Insurance Benefit.
●
Option 3—The Term Insurance Benefit will equal the Target Face Amount plus the Cumulative Premium Amount minus the Life Insurance Benefit.
However, if on a Monthly Deduction Day, the Term Insurance Benefit is automatically reduced to zero, the STR will still remain in force. If the Policy’s Life Insurance Benefit subsequently decreases as described in Section 1.3 of the Policy, the Term Insurance Benefit will again be adjusted based on the Life Insurance Benefit Option specified.
Within certain limits, the policyowner may:
●
Increase or decrease the Term Insurance Benefit, which will result in a corresponding change to the Target Face Amount; and/or
●
Convert the STR to increase the Face Amount of the base Policy. The Target Face Amount of the Policy after this conversion will be the same as the Target Face Amount of the Policy before the conversion.
The policyowner may request changes to the Policy under the STR if:
(a)
the Target Face Amount is not decreased to an amount below $26,000, unless the decrease is due to a partial surrender under the Policy.
(b)
the Term Insurance Benefit does not exceed 10 times the base Policy’s Face Amount. This requirement prohibits the policyowner from either increasing the Term Insurance Benefit or decreasing the base Policy's Face Amount to an amount that would violate this maximum ratio.
Coverage under the STR ends on the earliest of:
(a)
the Monthly Deduction Day on or next following our receipt of the policyowner’s signed Request to cancel the rider,
(b)
the Policy Anniversary on which the Insured's Attained Age is or would have been 100, as required by law,
(c)
the date the STR is fully converted,
(d)
the date the base Policy ends or is surrendered.
●
Example. The following illustrates the benefit available under a Policy with the STR, assuming an Initial Term Face Amount of $100,000 as part of a Target Face Amount of $200,000, issued on a male Insured, aged 45,
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Non-Smoker, guaranteed issue, who dies at the beginning of Policy Year 10 under the rider, where Death Benefit Option 1 has been selected and Premium payments of $4,791 haven been paid annually for seven years.
Policy Year	Annual Cost of Insurance Charge	Total Cost of Insurance Charge	Annual Rider Charge	Total Rider Charge	Life Insurance Benefit Paid	Term Insurance Benefit Paid
1	$62.00	$62.00	$0.00	$0.00	$0	$0
2	$66.89	$128.89	$28.80	$28.80	$0	$0
3	$96.05	$224.94	$52.80	$81.60	$0	$0
4	$115.82	$340.76	$74.40	$156.00	$0	$0
5	$121.44	$462.20	$103.20	$259.20	$0	$0
6	$124.67	$586.87	$147.60	$406.80	$0	$0
7	$127.58	$714.45	$200.40	$607.20	$0	$0
8	$139.48	$853.93	$258.00	$865.20	$0	$0
9	$151.86	$1,005.79	$284.40	$1,149.60	$0	$0
10	$0.00	$1,005.79	$0.00	$1,149.60	$100,000	$100,000
Term Rider vs. Base Policy Coverage:
●
You should consider a number of factors when deciding whether to purchase a Policy that includes Life Insurance Benefit coverage in conjunction with the STR. There can be some important cost differences.
Sales Expense Charges: If you compare a Policy with the STR to one that provides the same initial Life Insurance Benefit without the STR, the Policy with the STR may have a lower Target Premium and Sales Expense Charges may be lower. This is because Sales Expense Charges are based on the amount of the Target Premium. Generally, the higher the Premium you pay, the greater the potential cost savings and positive impact on Cash Value growth that a term rider, like the STR, may have. See “Charges Associated with the Policy—Deductions from Premium Payments—Sales Expense Charge” for a discussion of how Sales Expense Charges are calculated.
If lowering up front sales expense costs are important to you or if you plan to fund the Policy at certain levels, a Policy that provides coverage under the STR can help lower your initial costs and enhance overall Policy performance.
Cost of Insurance Charges: The current Cost of Insurance charges are different under base Policy coverage than under the STR. In general, these rates are lower for Life Insurance Benefit coverage provided under the STR than coverage under the base Policy for the first six to eight Policy Years. Usually, beginning in Policy Years seven through nine, the cost of insurance rates under the STR are higher than the Cost of Insurance charges under the base Policy. This can affect your Policy in different ways depending on the timing and amount of Premiums you pay into the Policy, in particular, during the period referenced above, as well as the Policy’s actual investment performance.
If, during the life of the Policy, your Cash Value is at a low level either because your overall funding has been low or your actual investment experience has been poor, the negative impact of the higher Cost of Insurance charges on the Cash Value will be greater. Therefore, the lower the Premiums paid and/or the worse the actual investment experience, the greater possibility that a Policy with the STR will not perform as well as a Policy with base coverage only.
Compensation for Policy Sales: Generally, agents receive higher compensation for sales of the same Life Insurance Benefit through base Policy coverage than for sales of STR coverage. These compensation arrangements have the potential to influence the recommendations made by your registered representative or broker-dealer.
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You should review several illustrations with various combinations of base Policy and STR coverage using a variety of rates of return. Your choice as to how much term coverage you should elect should be based on your individual plans with respect to Premium amounts, level of risk tolerance, and the time you plan to hold the Policy. Please ask your registered representative to review your various options. For more information about comparing Policy and STR coverage, see the “Distribution and Compensation Arrangements” section.
Attained Age 100 Policy Anniversary
Beginning on the Policy Anniversary on which the Insured’s Attained Age is 100, the Life Insurance Benefit will equal the Cash Value for all subsequent years, but the following limitations will apply:
(a)
No further Planned or Unplanned Premiums will be allowed, except as needed to keep your Policy from lapsing, and no further deductions for Cost of Insurance charges will be made from the Cash Value. We will continue to deduct all other Monthly Deduction Charges.
(b)
The amount in the Fixed Account will continue to accumulate interest.
(c)
You may Request new Policy loans and loan interest will continue to accrue on any new and existing loans at the Effective Annual Loan Interest Rate. However, if the amount of the Policy Debt is greater than the Cash Value of your Policy, your Policy could lapse.
(d)
Partial surrenders and loan repayments will continue to be allowed.
(e)
Changes to the Life Insurance Benefit Option will not be allowed.
(f)
The Policy may be surrendered for its proceeds by submitting a Notice to us.
(g)
Any riders attached to your Policy will end, unless stated otherwise in the rider.
(h)
Any assets in the Separate Account will continue to participate in the investment experience of the Investment Divisions.
(i)
Transfers among the Allocation Alternatives will continue to be allowed, subject to the limitations described in this prospectus. Please refer to “Description of the Policy—Investment Divisions and the Fixed Account—Transfers Among Investment Divisions and the Fixed Account” for more information on these limitations.
Your Policy may not qualify as life insurance after the Insured’s Attained Age 100 under federal tax law and may be subject to adverse tax consequences. Please consult your tax advisor before choosing to continue the Policy or take a Policy loan after Attained Age 100.
If your Policy is still in effect when the Insured dies, we will pay the Life Insurance Proceeds to the beneficiary.
Tax-Free “Section 1035” Insurance Policy Exchanges
Generally, you may exchange one life insurance policy for another in a “tax-free exchange” under Section 1035 of the IRC. However, because we have discontinued sales of this Policy, you may not exchange another Policy for one described in this prospectus. Before making an exchange, you should compare both policies carefully. Remember that if you exchange another policy for the one described in this prospectus, you might have to pay a surrender charge on your existing Policy and you will have to pay sales expense charges on the new Policy (See “Charges Associated with the Policy—Deductions from Premium Payments—Sales Expense Charge” for more information). Also, some charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange one Policy for another unless you determine, after knowing all of the facts that the exchange is in your best interest.
Because the final surrender value of your existing Policy will be calculated once the new life insurance Policy has been approved for issuance, this final surrender value may be affected by increases or decreases in Policy values that result from market fluctuations during the period between submission of the exchange Request and actual processing. The final surrender value may be calculated several Business Days after we receive your exchange Request. Please consult your current insurer for options to potentially mitigate market exposure during this period. In addition, as we
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will not issue the new Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy in an exchange could be delayed.
24 Month Exchange Privilege
Within the first 24 months after the Issue Date of your Policy, if you decide that you do not want to own your Policy, you may exchange it for a policy on the life of the Insured without evidence of insurability.
The new policy will be on a permanent plan of life insurance, which we were offering for this purpose on the Issue Date of the existing Policy. The new policy will have a face amount equal to the initial Face Amount of your existing Policy. It will be based on the same Policy Date, Insured's class of risk, gender, and issue age, but will not offer variable Allocation Alternatives, such as Investment Divisions. The new policy will have the same provisions and be subject to the same limitations as are in the series of permanent plan life insurance policies being issued by us on that date. Any riders attached to the existing Policy will end on the date of exchange, unless we agree otherwise.
To exchange your Policy:
●
your Policy must be in effect on the date of the exchange;
●
you must repay any Policy Debt;
●
you must send a Request to our Service Office; and
●
if necessary, we will require you to make any adjustment between the premiums and Cash Values of the existing Policy and the new policy.
You will have to pay any sales expense charges imposed by the new policy. Upon an exchange of a Policy, the STR and all benefits will end unless we agree otherwise or unless required under state law.
On the Business Day we receive a Request for an exchange, the Cash Value of the Policy will be transferred into the Fixed Account, where it will remain until these requirements are met. The date of exchange will be the later of: (a) the Business Day the policyowner sends the Policy to our Service Office along with a Request; or (b) the Business Day we receive the Policy at our Service Office and the necessary payment for the exchange, if any. Requests received after 4:00 p.m. (Eastern Time) on a Business Day, or on a non-Business Day, will be processed as of the next Business Day.
Policy values may increase or decrease due to market fluctuations during the period between submission of the exchange Request and the issuance of the new policy, which could affect the Cash Value applied to your new policy.
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Loans

On or after the first Policy Anniversary and using the Policy as sole security, you may borrow any amount up to the Loan Value of the Policy. The value in the Loan Account will never be less than (a + b) - c, where:
a = the amount in the Loan Account on the prior Policy Anniversary;
b = the amount of any loan taken since the prior Policy Anniversary; and
c = any loan amount repaid since the prior Policy Anniversary.
The effective date of the loan is the Business Day we receive your loan Request, if we receive it before the close of regular trading on the NYSE, generally 4 P.M. EST. Requests received after the NYSE closes are effective the next Business Day.
Generally, we will disburse your loan in one lump sum within seven days after we receive all necessary documentation and information in Good Order. However, we may delay payment under certain circumstances. (See “Policy Payment Information—When We Pay Policy Proceeds” for more information.)
Your Policy as Collateral for a Loan
Your Policy will be used as collateral to secure your loan. Any amount that secures a loan remains part of your Policy’s Cash Value but is transferred to the Loan Account. We credit any amount that secures a loan (the loaned amount) with an interest rate that we expect to be different from the interest rate we credit on the Fixed Account.
The Loan Account secures any Policy Debt and is part of our General Account. When you Request a loan or when outstanding interest is added to and becomes part of a loan (Policy Debt), a transfer of funds will be made from the Allocation Alternatives so that the Cash Value in the Loan Account is at least 100% of the requested loan plus any existing Policy Debt. When you request a loan, you may specify the Allocation Alternatives from which the transfer should occur. If you do not specify the source, the transfer amount will be deducted pro-rata from the Allocation Alternatives.
If the requested loan exceeds the amount invested in the specified Allocation Alternatives, the balance will be transferred pro-rata from your assets in the remaining Allocation Alternatives you have.
Transfers from the Allocation Alternatives to the Loan Account are subject to the Minimum Redemption amount of $500 per Investment Division. See “Description of the Policy—Investment Divisions and the Fixed Account—Transfers Among the Investment Divisions and the Fixed Account.”)
On each Policy Anniversary, if the Policy Debt exceeds the amount in the Loan Account, the excess amount will be transferred from the Allocation Alternatives on a pro rata basis to the Loan Account. On each Policy Anniversary, if the amount in the Loan Account exceeds the Policy Debt, the excess will be transferred from the Loan Account to the Allocation Alternatives in accordance with the instructions we have on file.
We reserve the right to do this on a monthly basis. Amounts will first be transferred to the Fixed Account up to an amount equal to the total amounts that had previously been transferred from the Fixed Account to the Loan Account. Any additional amounts being transferred out of the Loan Account will be allocated according to the policyowner’s Premium allocation in effect at the time of transfer unless the policyowner tells us otherwise
Loan Interest
While the guaranteed maximum annual loan interest rate is 6.00%, we currently charge an Effective Annual Loan Interest Rate of 4.00%, payable in arrears. Loan interest accrues each day and is compounded annually. Any loan interest that you do not pay as of the Policy Anniversary will become part of the loan, and will also accrue interest. An amount may need to be transferred to the Loan Account to cover this increased loan amount.
On the date of death, the date the Policy ends, the date of a loan repayment, or on any other date we specify, we will make any adjustment in the loan that is required to reflect any interest paid for any period beyond that date.
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If we have set a rate lower than 6.00% per year, any subsequent increase in the interest rate will be subject to the following conditions:
(1)
The effective date of any increase in the interest rate for loans will not be earlier than one year after the effective date of the establishment of the previous rate.
(2)
The amount by which the interest rate can be increased will not exceed one percent per year, but the interest will in no event ever exceed 6.00%.
(3)
We will give notice of the interest rate in effect when a loan is made and when sending notice of loan interest due.
(4)
If a loan is outstanding 40 days or more before the effective date of an increase in the interest rate, we will notify the Policyowner of that increase at least 30 days prior to the effective date of the increase.
(5)
We will give notice of any increase in the interest rate when a loan is made during the 40 days before the effective date of the increase.
Loan Repayment
All or part of an unpaid loan can be repaid before the Insured’s death or before the Policy is surrendered. When a loan repayment is made, we will transfer immediately the excess amount in the Loan Account resulting from the loan repayment in accordance with the procedures set forth under “Loan Account” above. We will also transfer excess amounts in the Loan Account resulting from interest accrued in accordance with those procedures. Payments received by NYLIAC will be applied as directed by the policyowner.
Interest Credited on the Cash Value Held as Collateral for a Policy Loan
When you take a loan against your Policy, the loaned amount that we hold in the Loan Account may earn interest at a different rate from the Effective Annual Loan Interest Rate. The rate on the Loan Account may also be different from the rate we credit on amounts in the Fixed Account. We guarantee that the rate we credit on the Loan Account will never be less than the greater of (1) the Effective Annual Loan Interest Rate, less 2.00%; or (2) the GMIR we credit to the Fixed Account. Interest accrues daily and is credited on each Monthly Deduction Day.
For the first ten Policy Years, the rate we currently expect to credit on loaned amounts is 0.50% less than the Effective Annual Loan Interest Rate we charge. Beginning on the eleventh Policy Year, the rate we currently expect to credit on loaned amounts is 0.05% less than the Effective Annual Loan Interest Rate we charge. These rates are not guaranteed and we can change them at any time, subject to the above-mentioned minimums.
Excess Loan Condition
If the Policy Debt is greater than the Cash Value, we will mail a notice to you at your last known address. We will also send a copy of the notice to the last known assignee, if any, on our records. If you do not pay the excess of the Policy Debt over the Cash Value within 31 days after the day we mail you this notice, we will terminate your Policy. This could result in a taxable gain and penalty tax to you. (See "Termination and Reinstatement—Reinstatement Option.”)
The Effect of a Policy Loan
A loan, repaid or not, has a permanent effect on your Cash Value. This effect occurs because the amounts borrowed are removed from your Investment Divisions (which receive investment performance) and placed in the Loan Account (which earns interest at a fixed rate). Investment results will apply only to the amounts remaining in your Investment Divisions. The longer a loan is outstanding, the greater the effect on your Cash Value. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate credited to the Loan Account, your Cash Value will not increase as rapidly as it would have had no loan been made. If the Investment Divisions earn less than the interest credited to the Loan Account, then your Cash Value may be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the Policy Debt will reduce the Cash Surrender Value and the Life Insurance Proceeds that might otherwise be payable.
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In addition, to the extent that a loan is not paid and the accrued interest is added to the Policy Debt, that interest becomes unpaid capitalized loan interest. Unpaid capitalized loan interest generally will be treated as a new loan under the IRC. If the Policy is a modified endowment contract, a loan may result in taxable income and penalty taxes to you. In addition, for all Policies, if the loans taken, including unpaid loan interest, exceed the Cumulative Premium Amount, Policy surrender or Policy lapse will result in a taxable gain to you. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the Loan Account. (See “Federal Income Tax Considerations” for more information.)
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Premiums

Premium payments are classified as Planned or Unplanned Premiums.
The current available methods of payment are: direct payment to NYLIAC or any other method agreed to by us.
No Premium payment, Planned or Unplanned, may be in an amount that would jeopardize the Policy’s qualification as life insurance under Section 7702 of the IRC.
Subsequent Premium payments must be sent to our Service Office in Good Order. You can call our Service Office to determine if we have received your Premium payment.
Acceptance of initial and subsequent Premium payments is subject to the sales standards of the selling broker-dealer (including those of our affiliated broker-dealer, NYLIFE Securities).
Planned Premium
When you apply for your Policy, you select a Premium payment schedule, which indicates the amount and frequency of Premium payments you intend to make, subject to the limits that we may set. The Premium amount you select for this schedule is called your “Planned Premium.” It is shown on your application. Factors that should be considered in determining your Premium payment are: age, underwriting class, gender, Policy Face Amount, Investment Division performance, and loans.
You may make Planned Premium payments at any time up to the Policy Anniversary on which the Insured's Attained Age is 100. However, if payment of a Planned Premium will cause the Life Insurance Benefit of your Policy to increase more than the Alternative Cash Surrender Value will increase, we may refuse that payment. In addition, we may require proof of insurability before accepting that payment and applying it to your Policy. If we require such proof, we will require a written application and will place a copy of that application in the Policy and make it a part of your Policy. There is no penalty if a Planned Premium is not paid, since Premium payments, other than the first Premium payment, are not specifically required. Paying Planned Premiums does not guarantee coverage for any period of time. Instead, the duration of the Policy depends upon the Cash Surrender Value. We will require one or more additional Premium payments in the circumstance where the Cash Surrender Value of your Policy is determined to be insufficient to pay the charges needed to keep your Policy in effect. Should the additional payment(s) not be made, your Policy will lapse. See: “Termination and Reinstatement” below.
Unplanned Premium
An Unplanned Premium is a payment you make that is not part of the Premium schedule you choose.
●
While the Insured is living, you may make Unplanned Premium payments at any time before the Policy Anniversary on which the Insured’s Attained Age is 100. Unplanned Premium payments may only be made after the Attained Age 100 Policy Anniversary in order to keep the policy from lapsing.
●
If payment of an Unplanned Premium would result in an increase in the Life Insurance Benefit greater than the increase in the Alternative Cash Surrender Value, we may refuse it. In addition, we may require proof of insurability before accepting that payment and applying it to your Policy. If we require such proof, we will require a written application and will place a copy of that application in the Policy and make it a part of the Policy. The Life Insurance Benefit increase may be necessary for your Policy to continue to qualify as life insurance under IRC Section 7702.
●
If a Premium payment would cause total Premium payments in a Policy Year to exceed the Planned Premium amount for that Policy Year, the excess is Unplanned Premium, even if you made a partial surrender from the Policy during that Policy Year.
Risk of Minimally Funded Policies
You may make additional Planned or Unplanned Premium payments at any time until the Policy Anniversary when the Insured's Attained Age is 100. We will require one or more additional Premium payments in the circumstance where the Cash Surrender Value of your Policy is determined to be insufficient to pay the charges needed to keep your Policy in effect. In such event, you may want to consider paying more Premium than requested to account for the
49

impact of potential market fluctuations and performance-related risks on your Cash Value. Should the additional payment(s) not be made, your Policy will lapse.
Although Premium payments are flexible, you may need to make subsequent Premium payments so that the Cash Surrender Value of your Policy is sufficient to pay the charges needed to keep your Policy in effect. In addition, by paying only the minimum Premium required to keep the Policy in force, you may forego the opportunity to build up significant Cash Value in the Policy. A Policy that is maintained with a Cash Surrender Value just sufficient to cover deductions and charges or that is otherwise minimally funded is more likely to be unable to maintain its Cash Surrender Value due to market fluctuations and performance-related risks. When determining the amount of your Planned Premium payments, you should consider funding your Policy at a level that has the potential to maximize the investment opportunities within your Policy and to minimize the risks associated with market fluctuations. (Your Policy can lapse even if you pay all of the Planned Premiums on time.)
Timing and Valuation
Your Premium will be credited to your Policy on the Business Day that it is received at our Service Office in Good Order, assuming it is received prior to the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time. Any Premiums received in Good Order after that time will be credited to your Policy on the next Business Day.
The Portfolio assets making up the Investment Divisions will be valued only on those days that the NYSE is open for trading. Generally, the NYSE is closed on Saturdays, Sundays, and major U.S. holidays.
Free Look
You have the right to cancel your Policy, within certain limits. Under the free look provision of your Policy, in most jurisdictions, you have 10 days after you receive your Policy to return it and receive a refund. (See “State Variations” for state-by-state details.) To receive a refund, you must return the Policy in Good Order to our Service Office (or any other address we indicate to you in writing) or to the registered representative from whom you purchased the Policy within 10 days of receiving the Policy, along with a Request for cancellation.
We will allocate Premium payments you make with your application or during the free look period to the General Account until the end of the free look period, unless we have specified otherwise in the "State Variations" section. After the end of the free look period, or the date we receive your Policy delivery receipt, whichever is later, we will then allocate the Net Premium plus any accrued interest to the Investment Divisions of the Separate Account or the Fixed Account according to the instructions in your Premium Allocation Form. If you cancel your Policy, we will pay you, as of the Business Day either our Service Office or the registered representative through whom you purchased it receives the Policy along with the Request for cancellation, the greater of (a) your Policy’s Cash Value as of the date the Policy is returned or (b) the total Premium payments you have made, less Policy Debt and any partial surrenders you have taken. The Alternative Cash Surrender Value does not apply if you exercise this "free look" or right to cancel.
Premium Payments
Premium payments should be mailed to our Service Office. Acceptance of initial and subsequent Premium payments (whether Planned or Unplanned) are subject to the Sales Standards of the selling broker-dealer (including those of our affiliated broker-dealer, NYLIFE Securities).
The currently available methods of payment are: direct payment to NYLIAC and any other method to which we agree.
We apply the Net Premium to the Investment Divisions and/or Fixed Account, according to your instructions on the Premium allocation form that we have on file.
If you elect the GPT to determine whether your Policy qualifies as life insurance under IRC Section 7702, we may limit your Premium payments. If the Premiums paid during any Policy Year exceed the maximum amount permitted under the GPT, we will return to you the excess amount within 60 days after the end of the Policy Year. The excess amount of the Premiums we return to you will not include any gains or losses attributable to the investment return on those Premiums. We will credit interest at a rate of not less than 3.00% on those Premiums from the date such Premiums cause the Policy to exceed the amount permitted under the GPT to the date we return the Premiums to
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you. (See “Policy Payment Information—Life Insurance Benefit Options” for more information). You may call our Service Office to determine whether an additional Premium payment would be allowed under your Policy.
You may change the Premium allocation any time you make a subsequent Premium payment by submitting a revised Premium allocation form to our Service Office in Good Order. Your revised Premium allocation selection will be effective as of the Business Day we receive the revised Premium allocation at our Service Office in Good Order. Premium allocation selections received after market close will be effective the next Business Day. The allocation percentages must total 100% and be in whole numbers or, if needed, may contain up to two decimal places.
Premium Payments Returned for Insufficient Funds
If your Premium payment is returned for insufficient funds, we will reverse allocations to the Allocation Alternatives chosen and reserve the right to charge you a $20 fee for each returned payment. In addition, the affected Eligible Portfolio may also redeem shares to cover any losses it incurs as a result of a returned payment. If two consecutive payments by check are returned for insufficient funds, the privilege to pay by check will be suspended until such time as we agree to reinstate it.
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Policy Payment Information

When Life Insurance Coverage Begins
Insurance coverage under the Policy will begin on the later of the Policy Date or the date we receive the first Planned Premium payment in Good Order.
The Monthly Deduction Charges will begin on the first Monthly Deduction Day, which will be the monthly anniversary of the Policy Date.
Changing the Face Amount of Your Policy
You may increase or decrease the Face Amount of your Policy on or after the first Policy Anniversary, subject to the minimum Face Amount limitations and minimum Face Amount increase and decrease amounts shown in your Policy. If you increase the Face Amount, you may be subject to increased Cost of Insurance rates which in no event will be higher than the Maximum Cost of Insurance Rates on your Policy Data Pages. The Face Amount of your Policy affects the Life Insurance Benefit to be paid. To increase the Face Amount of your Policy, you must send a Request. We may require a written application, signed by you and the Insured, and proof of insurability to increase the Face Amount. Any increase in Face Amount will be subject to our approval and the limits we set. If we approve an increase, we will increase the Face Amount on the Monthly Deduction Day on or after the Business Day we approve the increase. Any increase in Face Amount that occurs automatically and without your Request is not subject to evidence of insurability.
You should consider the following consequences when increasing the Face Amount of your Policy:
●
possible increased monthly Cost of Insurance charges;
●
a new suicide and contestability period applicable only to the amount of the increase;
●
a change in the life insurance percentage applied to the entire Policy under Section 7702 of the IRC; and
●
a possible new seven-year testing period for modified endowment contract status.
The minimum amount allowed for an increase in Face Amount is $1,000. We do not charge a fee for a Face Amount increase.
In addition, on or after the first Policy Anniversary, you may Request a decrease in the Face Amount of your Policy. A decrease in the Face Amount is effective on the Monthly Deduction Day on or after the Business Day we receive the policyowner’s Request for the decrease. You should consider the following possible consequences when decreasing the Face Amount of your Policy:
●
a change in the total Policy monthly Cost of Insurance charges;
●
possible force-outs of Premium if Premiums paid exceed the GPT; and
●
adverse tax consequences.
The decrease will first be applied to reduce the most recent increase in Face Amount. It will then be applied to reduce other increases in the Face Amount and then to the initial Face Amount in the reverse order in which they took place. Decreases are subject to the minimum Face Amount specified in your Policy. The minimum amount allowed for a decrease in Face Amount is $1,000. We do not charge a fee for a Face Amount decrease.
The policyowner may change the Face Amount while the Insured is living, but only if the Policy will continue to qualify as life insurance under IRC Section 7702 after the change is made. An increase or decrease in Face Amount (or, for policyowners who have elected to include the STR, the Target Face Amount) will cause a corresponding change in the Target Premium.
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Life Insurance Proceeds
We will pay proceeds to your beneficiary in one sum when we receive satisfactory proof that the Insured died while the Policy is in effect. These proceeds will equal:
1) the Life Insurance Benefit calculated under the Life Insurance Benefit Option you have chosen, valued as of the date of death;
plus 2) any additional death benefits available under the STR, if elected;
less 3) any Policy Debt; and
less 4) any unpaid Monthly Deduction Charges.
We will pay interest on these proceeds from the date the Insured died until the date we pay the proceeds. Interest will accrue at the rate we set each year. It will not be less than that required by law. See "Policy Payment Information—Life Insurance Benefit Options" for more information. We will generally pay a higher rate of interest than the interest we set, beginning 31 calendar days from the latest of:
a)
the date that we receive due proof of the Insured’s death in Good Order;
b)
the date that we receive sufficient information to determine our liability, the extent of that liability, and the appropriate payee legally entitled to the Life Insurance Proceeds; and
c)
the date that legal impediments to payment of Life Insurance Proceeds that depend on the action of parties other than us are resolved and sufficient evidence of the same is provided to us. Legal impediments to payment include, but are not limited to, the establishment of guardianships and conservatorships, the appointment and qualification of trustees, executors and administrators, and the submission of important information required to satisfy state and federal reporting requirements.
See your Policy and “State Variations” for more information.
Beginning on the Policy Anniversary on which the Insured's Attained Age is 100, the Face Amount, as shown on the Policy Data Pages, will no longer apply. Instead, the Life Insurance Benefit under the Policy will equal the Cash Value. We will reduce the amount of the Life Insurance Proceeds by any Policy Debt. Also, no further monthly deductions will be made for the Cost of Insurance charge. For more information about your Policy as of the Policy Anniversary when the Insured’s Attained Age is 100, see “Description of the Policy—Attained Age 100 Policy Anniversary.” The federal income tax treatment of a life insurance policy is uncertain after the Insured's Attained Age is 100. See “Federal Income Tax Considerations.”
Every state has unclaimed property laws, which generally declare a life insurance policy to be abandoned after a period of inactivity of three to five years from the date the Insured's Attained Age is 100 or the date the Life Insurance Benefit is due and payable. For example, if the payment of a Life Insurance Benefit has been triggered, but, if after a thorough search, we are unable to locate the beneficiary of the Life Insurance Benefit, or the beneficiary does not come forward to claim the Life Insurance Benefit in a timely manner, the Life Insurance Benefit may be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Insured last resided, as shown on our books and records, or to Delaware (our state of domicile). This escheatment is revocable, however, and the state is obligated to pay the Life Insurance Benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designation, including addresses, if and as they change. Please contact us at 1(888) 695-4748 or send a Notice to our Service Office (or any other address we indicate to you in writing) to make such changes.
Payees
The beneficiary is the person(s) or entity(ies) you have specified in our records to receive the Life Insurance Proceeds from your Policy. You have certain options regarding the Policy’s beneficiary:
●
You name the beneficiary when you apply for the Policy. The beneficiary will receive the Life Insurance Proceeds after the Insured dies.
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●
You may elect to have different classes of beneficiaries, such as primary and secondary, where these classes determine the order of payment. You may identify more than one beneficiary per class.
●
To change a revocable beneficiary while the Insured is living, you must send a Request. Generally, the change will take effect as of the date the Request is signed, unless otherwise specified by the policyowner and subject to any payments we made or actions we have already taken.
●
If no beneficiary is living when the Insured dies, we will pay the Life Insurance Proceeds to you (the policyowner) or if you are deceased, to your estate or your successor in interest, unless we have other instructions from you to do otherwise.
You may name only those individuals who are able to receive payments on their own behalf as payees or successor payees, unless we agree otherwise. We may require proof of the age of the payee or proof that the payee is living. If we still have an unpaid amount, or there are some payments which still must be made when the last surviving payee dies, we will pay the unpaid amount with interest to the date of payment, or pay the present value of the remaining payments, to that payee’s estate. We will make this payment in one sum. The present value of the remaining payments is based on the interest rate used to compute them, and is always less than their sum.
How We Will Pay Life Insurance Proceeds
We will pay the Life Insurance Proceeds in a lump sum. After the death of the Insured, we will pay the beneficiary a single check for the amount of the Life Insurance Proceeds. Any Life Insurance Proceeds paid in one sum will include interest from the date of the Insured’s death to the date of payment. We set the interest rate each year. The rate will be at least the rate required by law.
When We Pay Policy Proceeds
If the Policy is still in effect, we will pay any Cash Surrender Value or, if applicable, Alternative Cash Surrender Value, partial surrenders, loan proceeds, or the Life Insurance Proceeds generally within seven days after we receive all of the necessary requirements at our Service Office in Good Order.
Under the following situations, payment of proceeds may be delayed:
●
We may delay payment of any loan proceeds attributable to the Separate Account, any partial surrenders from the Separate Account, the Cash Surrender Value, the Alternative Cash Surrender Value, or the Life Insurance Proceeds during any period that:
(1)
we are unable to determine the amount to be paid because the NYSE is closed (other than customary weekend and holiday closings), trading is restricted by the SEC, an emergency exists, or an Eligible Portfolio suspends redemptions pursuant to SEC Rules 2a-7 or 22e-3 under the 1940 Act or otherwise; or
(2)
the SEC, by order, permits us to delay payment in order to protect our policyowners.
●
We may delay payment of any portion of any loan, CVE, or surrender Request, including Requests for partial surrenders, from the Fixed Account for up to six months from the date we receive your Request.
●
We may delay payment of the entire Life Insurance Proceeds if we contest the payment. We investigate all death claims that occur within the two-year contestable period. Upon receiving information from a completed investigation, we will make a determination, generally within five days, as to whether the claim should be authorized for payment. Payments are made promptly after the authorization.
●
Federal laws made to combat terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” a policy. If these laws apply to a particular policy(ies), we would not be allowed to pay any Request for transfers, partial surrenders, surrenders, loans, or Life Insurance Proceeds. If a policy or an account is frozen, the Cash Value would be moved to a special segregated interest-bearing account and held in that account until we receive instructions from the appropriate federal regulator.
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●
If you have submitted a recent check or draft, we have the right to defer payment of any surrenders, loans, Life Insurance Proceeds, or amounts due pursuant to the free look provision until such check or draft has been honored. It may take up to 15 days for a check to clear through the banking system.
We will pay interest on Life Insurance Proceeds from the date the Insured died until the date we pay the proceeds. Under certain circumstances, we may pay additional interest, as described in “Policy Payment Information—Life Insurance Proceeds.” We set the interest rate each year. It will not be less than that required by law.
Life Insurance Benefit Options
Under your Policy, the Life Insurance Benefit depends on the Life Insurance Benefit Option you choose. Your Policy offers three options:
Option 1—The Life Insurance Benefit under this option is equal to the greater of (a) the Face Amount of the Policy or (b) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for this Policy to qualify as life insurance under Section 7702 of the IRC.
Option 2—The Life Insurance Benefit under this option is equal to the greater of (a) the Face Amount of the Policy plus the Alternative Cash Surrender Value, or (b) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for this Policy to qualify as life insurance under Section 7702 of the IRC.
Option 3—The Life Insurance Benefit under this option is equal to the greater of (a) the Face Amount of the Policy plus the Cumulative Premium Amount or (b) a percentage of the Alternative Cash Surrender Value, equal to the minimum necessary for this Policy to qualify as life insurance under Section 7702 of the IRC.
The Cash Value and, if applicable, the Alternative Cash Surrender Value will fluctuate due to the performance results of the Investment Divisions you choose. The value of any benefit provided by the STR is added to the amount of the Life Insurance Benefit. We subtract any Policy Debt and any Monthly Deduction Charges incurred but not yet deducted, and then credit any applicable interest on the balance. We pay interest on the Life Insurance Proceeds from the date of death to the date we pay the Life Insurance Proceeds. We set the interest rate each year. It will not be less than that required by law.
Under IRC Section 7702, a Policy may be treated as life insurance for federal tax purposes if at all times it meets either the GPT or the CVAT. Under any of the Life Insurance Benefit Options, the Life Insurance Benefit cannot be less than the Policy’s Alternative Cash Surrender Value, times a percentage determined from the appropriate IRC Section 7702 qualification test. You may choose either the GPT table or CVAT before the Policy is issued. Once the Policy is issued, you may not change to a different test. The Life Insurance Benefit will vary depending on which test is used. You can find the table that contains the percentages for the applicable test in the Policy Data Pages.
The GPT has two components, a premium limit component and a corridor component. The premium limit restricts the amount of premium that can be paid into a Policy. The corridor requires that the Life Insurance Benefit be at least a certain percentage (varying each year by the Insured’s Attained Age) of the Alternative Cash Surrender Value. The CVAT does not have a premium limit, but does have a corridor that requires that the Life Insurance Benefit be at least a certain percentage (varying based on Attained Age, gender, and risk class of the Insured) of the Alternative Cash Surrender Value.
The corridor under the CVAT is different than the corridor under the GPT. Specifically, because the percentages used for the GPT corridor are lower than under the CVAT, a GPT corridor policy must attain a higher level of Alternative Cash Surrender Value before the relevant IRC table will result in an automatic Life Insurance Benefit increase. Any such automatic increase in the Life Insurance Benefit may result in additional Cost of Insurance charges. Therefore, a CVAT policy is more likely to incur such additional charges than a GPT policy.
In deciding whether or not to choose the CVAT, you should consider that the CVAT generally permits more Premiums to be contributed to a Policy, but may require the Policy to have a higher Life Insurance Benefit. (See below for examples of the impact of these tests on sample Life Insurance Benefit Options.)
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Assuming your Life Insurance Benefit does not increase to meet the requirements of IRC Section 7702, and assuming the same Face Amount and Premium payments under these options:
●
If you choose Option 1, your Life Insurance Benefit will not vary in amount, and generally you will have lower total Policy Cost of Insurance charges and lower Life Insurance Proceeds than under Options 2 or 3.
●
If you choose Option 2, your Life Insurance Benefit will vary with your Policy’s Cash Value and you will generally have higher total Policy Cost of Insurance charges and higher Life Insurance Proceeds than under Option 1. While this option may allow you to accumulate Cash Value, the Life Insurance Benefit will be subject to an investment risk.
●
If you choose Option 3, your Life Insurance Benefit will vary with your Policy’s Cumulative Premium and you will generally have higher total Policy Cost of Insurance charges and higher Life Insurance Proceeds than under Option 1. While this option does not subject you to the investment risk that could result from electing Option 2, it may not provide you with the potential to maximize investment opportunities.
The Life Insurance Benefit Option you choose will affect your Policy’s Target Premium via its constituent Face Amount (See “Distribution and Compensation Arrangements” for more information). As Target Premiums, in turn, affect the amount of compensation received by your registered representative, they have the potential to influence the recommendation made by your registered representative or broker-dealer as to the Face Amount that will form part of the Life Insurance Benefit Option you choose.
There is no minimum Life Insurance Proceeds guarantee associated with the Policy.
Tax law provisions relating to “employer-owned life insurance contracts” may impact whether and to what extent the Life Insurance Proceeds may be received on a tax-free basis. You may be required to take certain actions before acquiring the Policy to ensure that such benefit may be received on a tax-free basis. See the discussion under “Federal Income Tax Considerations—Life Insurance Status of Policy” and “—IRC Section 101(j)—Impact on Employer-Owned Policies” for more information.
Effect of Investment Performance on the Life Insurance Benefit
Positive investment experience in the Investment Divisions may result in a Life Insurance Benefit that will be greater than the Face Amount, but negative investment experience will never result in a Life Insurance Benefit that will be less than the Face Amount, so long as the Policy remains in force.
Example 1: The following example shows how the Life Insurance Benefit varies as a result of investment performance on a Policy, assuming that Life Insurance Benefit Option 1 and the GPT table have been selected and that the Insured is a male with a Non smoker underwriting class, and assuming that the age at death is 45:
	Policy A	Policy B
(1) Face Amount	$100,000	$100,000
(2) Alternative Cash Surrender on Date of Death	$50,000	$40,000
(3) Percentage on Date of Death from GPT table	215%	215%
(4) Alternative Cash Surrender Value plus Policy Debt multiplied by Percentage from GPT table	$107,500	$86,000
(5) Life Insurance Benefit = Greater of (1) and (4)	$107,500	$100,000
Example 2: The following example shows how the Life Insurance Benefit varies as a result of investment performance on a Policy, assuming that Life Insurance Benefit Option 1 and the CVAT table have been selected and that the Insured is a male with a Nonsmoker underwriting class, and assuming that the age at death is 45:
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	Policy A	Policy B
(1) Face Amount	$100,000	$100,000
(2) Alternative Cash Surrender on Date of Death	$50,000	$40,000
(3) Percentage on Date of Death from CVAT table	337%	337%
(4) Alternative Cash Surrender Value multiplied by Percentage from CVAT table	$168,500	$134,800
(5) Death Benefit = Greater of (1) and (4)	$168,500	$134,800
Changing Your Life Insurance Benefit Option
On or after the first Policy Anniversary, you may change the Life Insurance Benefit Option while the Insured is alive. However, Life Insurance Benefit Option changes to Option 3 will not be allowed at any time while the Insured is alive. We reserve the right to limit the number of changes to the Life Insurance Benefit Option. Any change will take effect on the Monthly Deduction Day on or after the date we approve the Policyowner’s Request. The Face Amount of the Policy after a change in option will be an amount that results in the Life Insurance Benefit after the change being equal to the Life Insurance Benefit before the change.
Changes from Option 1 to Option 2	Changes from Option 2 to Option 1
If you change from Option 1 to Option 2, the Face Amount of the Policy will be decreased by the sum of the Alternative Cash Surrender Value plus Policy Debt.	If you change from Option 2 to Option 1, the Face Amount of the Policy will be increased by the Alternative Cash Surrender Value plus Policy Debt.
Changes from Option 3 to Option 1	Changes from Option 3 to Option 2
If you change from Option 3 to Option 1, the Face Amount of the Policy will increase by the Cumulative Premiums.	If you change from Option 3 to Option 2, the Face Amount of the Policy will increase by the difference between the ACSV plus Policy Debt and the Cumulative Premiums.
Changes to Option 3 are prohibited.
We reserve the right to limit changes in the Life Insurance Benefit Option that would cause the Face Amount to fall below our minimum amount requirements.
To change your Life Insurance Benefit Option, you must submit a Request. Changing your Life Insurance Benefit Option may have tax consequences. You should consult a tax advisor before changing your Life Insurance Benefit Option.
Additional Policy Provisions

Change of Ownership
A successor policyowner may be named in the application in a form we provide, or be designated in a Request. The successor policyowner will become the new policyowner when the original policyowner dies, if the original policyowner dies before the Insured. If no successor policyowner survives the original policyowner and the original policyowner dies (or ceases to exist) before the Insured, the original policyowner’s estate (or successor in interest) becomes the new policyowner.
The policyowner may also change the policyowner by sending a Request. When this change takes effect, all rights of ownership in the Policy will pass to the new policyowner.
When we record a change of policyowner or successor policyowner, these changes will take effect as of the date of the policyowner’s Notice, unless otherwise specified by the policyowner. This is subject to any payments we made or action we took before recording these changes. We may require that these changes be endorsed in the Policy. Changing the policyowner or naming a new successor policyowner cancels any prior choice of policyowner or successor policyowner, respectively, but does not change the beneficiary. The ACSV is generally available if the Policy has not been assigned, including an assignment made as part of an exchange under Section 1035 of the IRC and the policyowner has not changed, unless the change is the result of: (i) a merger or acquisition and the successor owner
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was your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date ownership changed; or (ii) a trust you established for the purpose of providing employee benefits.
Limits On Our Rights To Challenge Your Policy
Generally, we must bring any legal action contesting the validity of your Policy within two years of the Issue Date. After that, we cannot contest its validity, except for failure to pay Premiums, unless the Insured died within that two-year period, or for cases of fraud in the procurement of your Policy, but only when permitted in the state where your Policy was delivered. However, for any increase(s) in Face Amount, Target Face Amount, or Term Insurance Benefit, other than one due to a change in the Life Insurance Benefit Option, this two-year period begins on the effective date of the increase. We may contest the payment of that amount only on the basis of those statements made in the application for such increase in Face Amount. If the Life Insurance Benefit is increased due to an Unplanned Premium payment, a two-year contestable period for that increase, based on any statements made in the application for that increase, will begin on the effective date of that payment. However, our right to contest the Policy will not apply to an increase in Face Amount that is due simply to a change in the Life Insurance Benefit Option. If the increase in Face Amount is the result of a corresponding decrease in the Term Insurance Benefit, the two-year contestable period for the amount of increase in Face Amount will be measured from the date this corresponding portion of Term Insurance Benefit became effective. Please refer to the Incontestability provision of the STR for more information.
If this Policy ends and is reinstated, we will not contest the Policy after it has been in effect during the lifetime of the Insured for two years from the date of reinstatement.
Suicide
If the death of the Insured is a result of suicide within two years of the Issue Date, and while the Policy is in force, we will pay limited Life Insurance Proceeds in one sum to the beneficiary. The limited Life Insurance Proceeds are the total amount of Premiums, less any Policy Debt and/or any partial surrender benefits paid. If a suicide occurs within two years of the effective date of an increase in the Face Amount, Target Face Amount, or Term Insurance Benefit, or the Life Insurance Benefit is increased due to an Unplanned Premium payment, we will only pay the monthly Cost of Insurance charges we deducted from Cash Value for that increase or payment in addition to the limited Life Insurance Proceeds, but not the amount of the Face Amount increase. However, if the increase in the Face Amount is the result of a corresponding decrease in the amount of insurance under the STR, the two-year suicide exclusion period for the increase in Face Amount will be measured from the date this corresponding portion of term insurance became effective. No new suicide provision will apply if the Face Amount increase was due solely to a change in the Life Insurance Benefit Option. If the Policy has been reinstated, the two-year suicide exclusion period will begin on the date of reinstatement.
Misstatement of Age or Gender
If the Policy application misstates the Insured’s age or gender, we will adjust the Cash Value, the Cash Surrender Value, the Alternative Cash Surrender Value, the Life Insurance Benefit, and the benefits under any attached riders to reflect the correct age and gender as of the original Issue Date. We will adjust the Life Insurance Proceeds provided by your Policy based on the most recent mortality charge for the correct date of birth and/or gender. If that correction would cause a reduction in the Policy’s Cash Value, the Cash Value will remain unchanged. If that correction would cause an increase in the Cash Value, the Cash Value will be recalculated from the Issue Date using the mortality charge based on the correct age and/or gender.
Assignment
While the Insured is living, you may assign a Policy as collateral for a loan or other obligation. In order for this assignment to be binding on us, we must receive a Request for the assignment at our Service Office. We are not responsible for the validity of any assignment. If your Policy is a modified endowment contract, assigning your Policy may result in taxable income and tax penalties to you. (See “Federal Income Tax Considerations” for more information.) The Alternative Cash Surrender Value is generally not available if you assign your Policy. (See “State Variations” and your Policy for more information about assignments.)
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Surrenders

Partial Surrenders
You may request a partial surrender from your Policy. When you take a partial surrender, the Cash Value, Cash Surrender Value, Alternative Cash Surrender Value, and the Cumulative Premium Amount will be reduced by the amount of the partial surrender. To withdraw funds from the Policy, we must receive your signed Request at our Service Office.
Amount Available for a Partial Surrender
You may request a partial surrender from the Policy for an amount up to the Cash Surrender Value of your Policy. We process a partial surrender as of the Business Day we receive your Request. If we receive your Request after the NYSE is closed for trading, or on a day the NYSE is not open for trading, we will deem the day we receive your Request to be the next Business Day. If a partial surrender would reduce the Policy’s Face Amount below the minimum Face Amount requirement of $25,000, we reserve the right to require a full surrender. See “Surrenders—Partial Surrenders—The Effect of a Partial Surrender” for more information on how a partial surrender may reduce your Face Amount, as applicable.
Requesting a Partial Surrender
You may request a partial surrender from your Policy by sending a Request to our Service Office. Surrender requests may also be accepted via fax or e-mail.
Generally, we will pay any partial surrender in one lump sum within seven days after we receive all necessary documentation and information in Good Order. However, we may delay payment under certain circumstances. (See “Policy Payment Information—When We Pay Policy Proceeds” for more information.)
Your requested partial surrender will be effective on the date we receive your Request. However, if the day we receive your Request is not a Business Day or if your Request is received after the close of regular trading on the NYSE, then the requested partial surrender will be effective the next Business Day.
You may make a partial surrender if (1) the Insured is living, (2) the partial surrender requested is at least $500, and (3) the partial surrender will not cause the Policy to fail to qualify as life insurance under IRC Section 7702. When you make a partial surrender, we reserve the right to deduct a fee, not to exceed $25, for processing the partial surrender. You may specify how much of the partial surrender you want taken from the amount you have in each of the Allocation Alternatives. If you do not specify how you would like your partial surrender allocated, we will request that you provide us with your allocations in a Notice. If the partial surrender Request is greater than the amount in the Allocation Alternatives you have chosen, we will request that you provide to us your allocations in a Notice. A partial surrender may result in taxable income to you and a 10% penalty tax may apply on certain early surrenders made before the policyowner attains age 59 ½. (See “Federal Income Tax Considerations.”)
The Effect of a Partial Surrender
When you take a partial surrender, we reduce your Cash Value, Cash Surrender Value, Alternative Cash Surrender Value, and the Cumulative Premium Amount by the amount of the partial surrender and any applicable partial surrender fee. To withdraw funds from the Policy, we must receive your Request.
●
Option 1
If you have elected Life Insurance Benefit Option 1, we reduce your Policy's Face Amount by the greater of (a) or (b), where:
(a)
is zero, and
(b)
is the amount of the partial surrender less the greater of:
(i)
zero; or
(ii)
the Alternative Cash Surrender Value immediately prior to the partial surrender less the result of
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the Face Amount immediately prior to the partial surrender divided by the applicable percentage, as shown on the Policy Data Pages that corresponds to the Insured’s Attained Age at the time of the partial surrender.
●
Option 2
For Policies where Life Insurance Benefit Option 2 is in effect, a partial surrender will not affect the Face Amount.
●
Option 3
For Policies where Life Insurance Benefit Option 3 is in effect and the Cumulative Premium Amount is greater than the amount of the partial surrender, a partial surrender will not affect the Policy’s Face Amount. If the Cumulative Premium Amount is less than the amount of the partial surrender, the Face Amount will be reduced by the difference between:
(a)
the amount of the partial surrender less the Cumulative Premium Amount immediately prior to the partial surrender; and
(b)
the greater of:
(i)
the Alternative Cash Surrender Value of the Policy immediately prior to the partial surrender, less the Cumulative Premium Amount, minus the Policy’s Face Amount divided by the applicable percentage, as shown on the Policy Data Pages for the Insured’s Attained Age at the time of the partial surrender; or
(ii)
zero.
If the above results in zero or a negative amount, there will be no adjustment in the Policy’s Face Amount.
The following example shows the effect of a partial surrender on the Life Insurance Benefit for Life Insurance Benefit Options 1 and 3, as described above, issued on a male Insured, Attained Age 65:
		Option 1	Option 3
Immediately prior to partial surrender	Face Amount	$1,005,000	$715,000
	Death Benefit	$1,005,000	$1,005,000
	ACSV	$500,000	$500,000
	Policy Debt	$-	$-
	Cumulative Premium		$290,000
	Partial Surrender	$300,000	$300,000
	Percentage shown on Table of Cash Value %'s for 7702 Compliance	201%	201%
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Option 1	Face Amount:	$1,005,0000
	We reduce Face Amount by the greater of (a) or (b) where:
	(a) is 0, and	$-
	(b) is the partial surrender amount ($300,000) less the greater of:	$300,000
	(i) $0; or	-
	(ii) (($500,000 + $0 prior to partial surrender) less $1,005,000), divided by 201%.	-
	Face Amount Reduction: (partial surrender amount ($300,000) less $0)	$300,000
	Face Amount Reduced to:	$705,000
Option 3	Face Amount:	$715,000
	If the Cumulative Premiums ($290,000) are less than the partial surrender amount ($300,000), we will reduce the Face Amount by the difference between:
	a) $300,000 less $290,000 (prior to surrender); and	$10,000
	b) the greater of:
	i) $500,000 (ACSV pre-surrender) less $290,000 (Cumulative Premiums) less $715,000 (Face Amount) divided by 201%; or	$(145,721)
	ii) $0.	-
	Face Amount Reduction: (difference between (a) [$10,000] and (b) [$0])	$10,000
	Face Amount Reduced to:	$705,000
Any decrease in the Policy’s Face Amount caused by the partial surrender will first be applied against the most recent increase in Face Amount. It will then be applied to other increases in the Face Amount in the reverse order in which they took place, and then to the initial Face Amount.
Full Surrenders
Cash Value
After the free look period has expired, or after we receive your Policy delivery receipt, whichever is later, the Cash Value of the Policy is the sum of the Accumulation Value in the Separate Account, the value in the Fixed Account and the value in the Loan Account. A number of factors affect your Policy’s Cash Value, including, but not limited to:
●
the amount and frequency of the premium payments;
●
the investment experience of the Investment Divisions you choose;
●
the interest credited on the amount in the Fixed Account;
●
the amount of any partial surrenders you make (including any charges you incur as a result of such surrenders); and
●
the amount of charges we deduct.
Cash Surrender Value
The Cash Surrender Value equals the Cash Value less Policy Debt.
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Alternative Cash Surrender Value
The Alternative Cash Surrender Value (“ACSV”) is equal to the Policy’s Cash Value plus the value of the DPL Account. You are generally eligible to receive the ACSV provided that (1) the Policy has not been assigned, including an assignment made as part of an exchange under IRC section 1035 and (2) the policyowner has not been changed. The ACSV is not available to support Monthly Deduction Charges or for purposes of a loan or partial surrender. The ACSV is also not available during the Right to Examine period. The ACSV is not available following the expiration of eleven Policy Years.
We will credit interest on any amount placed in the DPL Account. The value of the DPL Account during the first Policy Year is equal to a percentage of the cumulative Sales Expense Charge, State Premium Tax Charge, and Federal Premium Tax Charge collected during the first Policy Year and interest credited on these amounts. The DPL Account will be amortized on the Monthly Deduction Day. The amortized amount will be the value of the DPL Account on the date multiplied by the applicable percentage from the following schedule.
Policy Year 1	0.0000%
Policy Year 2	0.8284%
Policy Year 3	0.8742%
Policy Year 4	1.0129%
Policy Year 5	1.0596%
Policy Year 6	1.1538%
Policy Year 7	1.2490%
Policy Year 8	1.3452%
Policy Year 9	1.4424%
Policy Year 10	1.5408%
Policy Year 11	6.4377%
Policy Year 12	100.0%
Policy Year 13	100.0%
Policy Year 14	100.0%
Policy Year 15	100.0%
Policy Year 16	100.0%
Policy Year 17	100.0%
Policy Year 18	100.0%
Policy Year 19	100.0%
Policy Year 20	100.0%
The DPL Account value on each Monthly Deduction Day on or after the first Policy Anniversary will be equal to (a) minus (b) plus (c) plus (d), where:
(a)
is the value of the DPL Account as of the prior Monthly Deduction Day;
(b)
is the amount amortized;
(c)
is a percentage of the cumulative Sales Expense Charge, State Premium Tax Charge, and Federal Premium Tax Charges collected since the last Monthly Deduction Day, including the current Monthly Deduction Day, shown on the following schedule; and

Policy Year 2	99.1716%
Policy Year 3	99.1258%
Policy Year 4	98.9871%
Policy Year 5	98.9404%
Policy Year 6	98.8462%
Policy Year 7	98.7510%
Policy Year 8	98.6548%
Policy Year 9	98.5576%
Policy Year 10	98.4592%
Policy Year 11	93.5623%
Policy Year 12	0.0%
Policy Year 13	0.0%
Policy Year 14	0.0%
Policy Year 15	0.0%
Policy Year 16	0.0%
Policy Year 17	0.0%
Policy Year 18	0.0%
Policy Year 19	0.0%
Policy Year 20	0.0%
(d)
is the interest credited for the prior month.
The interest credited to the DPL Account at any time will be based on a rate of interest that we declare periodically. That rate will be declared at least annually.
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Requesting a Surrender
To surrender a Policy, you must send a Request to our Service Office. Surrender Requests may also be accepted via fax or e-mail.
Upon full surrender, you will receive the Cash Surrender Value or, if applicable, the ACSV less any Policy Debt, while the Insured is alive and this Policy is in effect. We will calculate the Cash Surrender Value or ACSV as of the date on which we receive your Request, unless a later effective date is selected. All insurance will end on the date we receive your Request for full cash surrender at our Service Office.
You generally are not eligible to receive the Alternative Cash Surrender Value if (a) the Policy is assigned, including an assignment made as part of an exchange under Section 1035 of the IRC, or (b) there is a change of Policy ownership, unless the new owner is: (i) your wholly owned subsidiary or a corporation under which you were a wholly owned subsidiary on the date ownership changed due to a merger or acquisition; or (ii) a trust you established for the purpose of providing employee benefits.
When the Surrender is Effective
Unless you choose a later effective date, your surrender will be effective as of the end of the Business Day our Service Office receives your Request, together with the Policy. If, however, the day we receive your Request is not a Business Day or if your Request is received after the closing of regular trading on the NYSE, the Requested surrender will be effective on the next Business Day on which the NYSE is open. Generally, we will mail the surrender proceeds in one lump sum within seven days after the effective date, subject to the limits explained in "Policy Payment Information—When We Pay Policy Proceeds” section. All insurance coverage under the Policy and the STR will end on the day we receive your surrender Request. A surrender may result in taxable income and a 10% penalty tax may apply on certain early surrenders made before the policyowner attains age 59 ½. See “Federal Income Tax Considerations” for more information.
Termination and Reinstatement

Late Period
If, on a Monthly Deduction Day, your Cash Surrender Value is less than the Monthly Deduction Charges, your Policy will continue until the expiration of the Late Period. (See “State Variations” for state-by-state details.) This may happen even if all the Planned Premiums have been paid. During this period, you have the opportunity to pay any Premium needed to cover any overdue charges. We will mail a notice to your last known address stating this amount. We will send a copy to the last known assignee, if any, on our records. We will mail these notices at least 31 days before the end of the Late Period. Your Policy will remain in effect during the Late Period. However, if we do not receive the required payment before the end of the Late Period, we will terminate your Policy. In such event, you will not receive the Cash Value, Cash Surrender Value, Alternative Cash Surrender Value, Life Insurance Benefit, or any other Policy benefits. No new loans or partial surrenders may be taken during the Late Period.
If the Insured dies during the Late Period, we will pay the Life Insurance Proceeds to the beneficiary. We will reduce the Life Insurance Benefit by the amount of any Policy Debt and by any unpaid Monthly Deduction Charges for the full Policy Month(s) that run from the beginning of the Late Period through the end of the Policy Month in which the Insured dies.
Reinstatement Option
If your Policy has ended, you may Request that we reinstate your Policy (and any other benefits provided by the STR) if all of these conditions are met:
●
you send a Request for reinstatement to our Service Office within five years after your Policy is ended;
●
the Insured is alive; and
●
you have not surrendered your Policy for its full Cash Surrender Value or, if applicable, Alternative Cash Surrender Value.
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Keep in mind that a termination and subsequent reinstatement may cause your Policy to become a MEC. MECs are subject to less favorable tax treatment on partial surrenders or amounts borrowed from the Policy. See “Federal Income Tax Considerations—Modified Endowment Contract Status.”
If the required payment is made within 31 days after the end of the Late Period, no proof of insurability is required. If the required payment is not made within 31 days after the end of the Late Period, a written application will be required and you must provide proof of insurability that is acceptable to us.
To reinstate the Policy, you must make a payment sufficient to cover the Monthly Deduction Charges and any other Policy charges to keep the Policy (and, if applicable, the STR) in force for at least two months. This payment will be in lieu of the payment of all Premiums in arrears. You may want to consider paying additional Premium to protect against the impact of potential market fluctuations and performance-related risks on your Cash Value. If, at the time the Policy ended, an outstanding Policy loan was in effect, that Policy Debt will also be reinstated. Any Policy Debt as of the end of the Late Period can also be repaid, together with loan interest at the current rate in effect at the time of reinstatement, compounded once each year from the end of the Late Period to the date of reinstatement.
We will apply your payment to the Allocation Alternatives as of the Business Day we receive it and in accordance with your instructions at the time you make such payment. Payments received after the close of the NYSE (usually 4:00 p.m. Eastern Time) on a Business Day, or on a non-Business Day, will be credited on the next Business Day. The Cash Value that will be reinstated is equal to the Cash Value at the time of lapse. The Cash Surrender Value will be reduced by any Policy Debt, if not repaid.
The effective date of the reinstatement will be the Monthly Deduction Day on or following the date we approve the Request for reinstatement.
New contestability and suicide periods will apply from the effective date of reinstatement.
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Distribution and Compensation Arrangements

NYLIFE Distributors, the underwriter and distributor of the Policies, is registered with the SEC and FINRA as a broker-dealer. The firm is an indirect wholly-owned subsidiary of NYLIC, and an affiliate of NYLIAC. Its principal business address is 30 Hudson Street, Jersey City, New Jersey 07302.
The Policies are sold by registered representatives of NYLIFE Securities, a broker-dealer that is an affiliate of NYLIFE Distributors, and by registered representatives of unaffiliated broker-dealers. Your registered representative is also a licensed insurance agent with NYLIAC. He or she may be qualified to offer other forms of life insurance, annuities, and other investment products. In certain circumstances, NYLIFE Securities registered representatives can sell both products manufactured and issued by NYLIC or its affiliates and products provided by other companies.
As discussed in the Commissions Paid to Dealers section above, the selling broker-dealer, and in turn your registered representative, will receive compensation for selling you this policy or any other investment product. See “Charges Associated with the Policy—Commissions Paid To Dealers.”
Please refer to the Statement of Additional Information (“SAI”) for additional information on distribution and compensation arrangements. The SAI is posted at https://dfinview.com/NewYorkLife/TAHD/corpexec-vi.
Federal Income Tax Considerations

Our Intent
Our intent in the discussion in this section is to provide general information about federal income tax considerations related to the Policies. This is not an exhaustive discussion of all tax questions that might arise under the Policies. This discussion is not intended to be tax advice for you. Tax results may vary according to your particular circumstances, and you may need tax advice in connection with the purchase or use of your Policy.
The discussion in this section is based on our understanding of the present federal income tax laws as they are currently interpreted by the IRS. We have not included any information about applicable state or other tax laws (except as noted in “Other Tax Considerations” below). Further, you should note that tax law changes from time to time. We do not know whether the treatment of life insurance policies under federal income tax or estate or gift tax laws will continue. Future legislation, regulations, or interpretations could adversely affect the tax treatment of life insurance policies. Lastly, there are many areas of the tax law where minimal guidance exists in the form of Treasury Regulations or Revenue Rulings. You should consult a tax advisor for information on the tax treatment of the Policies, for the tax treatment under the laws of your state, or for information on the impact of proposed or future changes in tax legislation, regulations, or interpretations.
The ultimate effect of federal income taxes on values under the Policy and on the economic benefit to you or the beneficiary depends upon NYLIAC’s tax status, upon the terms of the Policy, and upon your circumstances.
Tax Status of NYLIAC and the Separate Account
NYLIAC is taxed as a life insurance company under Subchapter L of the IRC. The Separate Account is not a separate taxable entity from NYLIAC and we take its operations into account in determining NYLIAC’s income tax liability. As a result, NYLIAC takes into account applicable tax attributes of the assets of the Separate Account on its corporate income tax return, including corporate dividends received deductions and foreign tax credits that may be produced by assets of the Separate Account. All investment income and realized net capital gains on the assets of the Separate Account are reinvested and taken into account in determining Policy Cash Values, and are automatically applied to increase the book reserves associated with the Policies. Under existing federal income tax law, neither the investment income nor any net capital gains of the Separate Account are taxed to NYLIAC to the extent those items are applied to increase tax-deductible reserves associated with the Policies.
Charges for Taxes
We impose a federal tax charge equal to up to 1.25% of premiums received under the Policy to compensate us for taxes we have to pay under Section 848 of the IRC in connection with our receipt of premiums. We may increase this charge to reflect changes in the IRC or otherwise to reflect changes in the taxes we owe. No other charge is currently
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made to the Separate Account for our federal income taxes that may be attributable to the Separate Account. In the future, we may impose a charge for our federal income taxes attributable to the Separate Account. In addition, depending on the method of calculating interest on amounts allocated to the Fixed Account, we may impose a charge for the Policy’s share of NYLIAC’s federal income taxes attributable to the Fixed Account.
Under current laws, we may incur state or local taxes (in addition to premium taxes) in several states and localities. At present, we do not charge the Separate Account for these taxes. However, we reserve the right to charge the Separate Account for the portion of such taxes, if any, attributable to the Separate Account or the Policies.
Diversification Standards and Control Issues
In addition to other requirements imposed by the IRC, a variable policy will qualify as life insurance under the IRC only if the diversification requirements of IRC Section 817(h) are satisfied by the Separate Account. We intend for the Separate Account to comply with IRC Section 817(h) and related regulations. To satisfy these diversification standards, the regulations generally require that on the last day of each calendar quarter, no more than 55% of the value of a Separate Account’s assets can be represented by any one investment, no more than 70% can be represented by any two investments, no more than 80% can be represented by any three investments, and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. Government agency or instrumentality is treated as a separate issuer. Under a “look through” rule, we are able to meet the diversification requirements by looking through the Separate Account to the underlying Eligible Portfolios. Each of the Funds has committed to us that the Eligible Portfolios will meet the diversification requirements.
The IRS has stated in published rulings that a variable policyowner will be considered the owner of separate account assets if he or she possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In those circumstances, income and gains from the separate account assets would be includable in the variable policyowner’s gross income. In connection with its issuance of temporary regulations under IRC Section 817(h) in 1986, the Treasury Department announced that such temporary regulations did not provide guidance concerning the extent to which policyowners could be permitted to direct their investments to particular Investment Divisions of a separate account and that guidance on this issue would be forthcoming. Regulations addressing this issue have not yet been issued or proposed. The ownership rights under your Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and policy Cash Values. These differences could result in you being treated as the owner of your Policy’s pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the Policy, as deemed appropriate by us, to attempt to prevent you from being considered the owner of your Policy’s pro-rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Eligible Portfolios will continue to be available, will be able to operate as currently described in the Fund prospectuses, or that a Fund will not have to change an Eligible Portfolio’s investment objective or investment policies.
Life Insurance Status of Policy
We believe that the Policy meets the statutory definition of life insurance under IRC Section 7702 and that you and the beneficiary of your Policy will receive the same federal income tax treatment as that accorded to owners and beneficiaries of fixed benefit life insurance policies. Specifically, we believe that the Life Insurance Benefit under your Policy will be excludable from the gross income of the beneficiary subject to the terms and conditions of Section 101(a)(1) of the IRC.
In addition, unless the Policy is a “modified endowment contract,” in which case the receipt of any loan under the Policy may result in recognition of income to the policyowner, we believe that the policyowner will not be deemed to be in constructive receipt of the Cash Values, including increments thereon, under the Policy until proceeds of the Policy are received upon a surrender of the Policy or a partial surrender or, in certain circumstances where there is an existing Policy loan, upon a surrender or lapse of the Policy.
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We reserve the right to make changes to the Policy if we think it is appropriate to attempt to assure qualification of the Policy as a life insurance contract. If a Policy were determined not to qualify as life insurance, the Policy would not provide the tax advantages normally provided by life insurance.
IRC Section 101(j)—Impact on Employer-Owned Policies
For an “employer-owned life insurance contract” issued after August 17, 2006 (unless issued in a 1035 exchange for a contract originally issued prior to that date where the new contract is not materially different from the exchanged contract) if certain specific requirements described below are not satisfied, IRC Section 101(j) generally requires policy beneficiaries to treat Life Insurance Proceeds paid under such contract as income to the extent such proceeds exceed the premiums and other amounts paid by the policyowner for the contract. This rule of income inclusion will not apply if, before the Policy is issued, the employer-policyowner provides certain Notice to and obtains certain written consents from Insureds (who must be United States citizens or residents) in circumstances where:
(1)
the Insured was an individual who was an employee within 12 months of his death;
(2)
the Insured was a “highly compensated employee” at the time the contract was issued. In general, highly compensated employees for this purpose are owners of more than 5 percent of the employer, employees who for contracts issued in 2026 received compensation in excess of $160,000 in 2025, directors and anyone else in the top 35 percent of employees based on compensation;
(3)
the Life Insurance Proceeds are paid to a family member of the Insured (as defined under Code Section 267(c)(4)), an individual who is a designated beneficiary of the Insured under the Policy (other than the policyowner), a trust established for either the family member’s or beneficiary’s benefit, or the Insured’s estate; or
(4)
the Life Insurance Proceeds are used to buy an equity interest in the policyowner from the family member, beneficiary, trust or estate.
Policyowners that own one or more contracts subject to IRC Section 101(j) are also subject to annual reporting and record-keeping requirements. In particular, they must file Form 8925 annually with their U.S. income tax return.
If the contract is issued in a 1035 exchange of another employer-owned life insurance contract that satisfied the notice and consent requirements referenced above, you should discuss with your legal and tax advisors whether and to what extent a new notice and consent are required in connection with this exchange.
You should consult with your tax advisor to determine whether and to what extent IRC Section 101(j) may apply to the Policy. Assuming the provision applies, you should, to the extent appropriate (in consultation with your tax advisor), take the necessary steps, before you acquire the Policy, to ensure that the income inclusion rule described above does not apply to the Policy.
Modified Endowment Contract Status
Internal Revenue Code Section 7702A defines a class of life insurance policies referred to as modified endowment contracts. Under this provision, the policies will be treated for tax purposes in one of two ways. Policies that are not classified as modified endowment contracts will be taxed as conventional life insurance policies, as described below. Taxation of pre-death distributions (including loans) from policies that are classified as modified endowment contracts is somewhat different, as described below.
A life insurance policy becomes a “modified endowment contract” if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the sum of the “seven-pay premium.” Generally, the “seven-pay premium” is the level annual premium, such that if paid for each of the first seven policy years, will fully pay for all future life insurance and endowment benefits under a life insurance policy. For example, if the “seven-pay premium” was $1,000, the maximum premium that could be paid during the first seven policy years to avoid “modified endowment” treatment would be $1,000 in the first year, $2,000 through the first two years and $3,000 through the first three years, etc. Under this test, a Policy may or may not be a modified endowment contract, depending on the amount of premium paid during each of the Policy’s first seven years. A policy received in exchange for a modified endowment contract will be taxed as a modified endowment contract even if it would otherwise satisfy the seven-pay test.
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Certain changes in the terms of a Policy, including a reduction in Life Insurance Benefits, will require a Policy to be retested to determine whether the change has caused the Policy to become a modified endowment contract. In addition, if a “material change” occurs at any time while the Policy is in force, a new seven-pay test period will start and the Policy will need to be retested to determine whether it continues to meet the seven-pay test. A “material change” generally includes increases in Life Insurance Benefits, but, where applicable, does not include an increase in Life Insurance Benefits which is attributable to the payment of premiums necessary to fund the lowest level of Life Insurance Benefits payable during the first seven Policy Years, or which is attributable to the crediting of interest with respect to such premiums.
Because the Policy provides for flexible premiums, NYLIAC has instituted procedures to monitor whether, under our current interpretation of the law, increases in Life Insurance Benefits or additional premiums cause either the start of a new seven-year test period or the taxation of distributions and loans. All additional premiums will be considered in these determinations.
If a Policy fails the seven-pay test, all distributions (including loans) occurring in the Policy Year of failure and thereafter will be subject to the rules for modified endowment contracts. A recapture provision may also apply to loans and distributions that are received in anticipation of failing the seven-pay test. Under the IRC, any distribution or loan made within two years prior to the date that a Policy fails the seven-pay test is considered to have been made in anticipation of the failure.
Any amounts distributed under a “modified endowment contract” (including proceeds of any loan) are taxable to the extent of any accumulated income in the Policy. Penalty taxes may apply to such taxable amounts as well. In general, the amount that may be subject to tax is the excess of the Cash Value (both loaned and unloaned) over the previously unrecovered premiums paid.
For purposes of determining the amount of income received upon a distribution (or loan) from a modified endowment contract, the IRC requires the aggregation of all modified endowment contracts issued to the same policyowner by an insurer and its affiliates within the same calendar year. Therefore, loans and distributions from any one such policy are taxable to the extent of the income accumulated in all the modified endowment contracts required to be so aggregated.
If any amount is taxable as a distribution of income under a modified endowment contract (as a result of a Policy surrender, a partial surrender, or a loan), it may also be subject to a 10% penalty tax under IRC Section 72(v). Limited exceptions from the additional penalty tax are available for certain distributions to individuals who own policies. The penalty tax will not apply to distributions: (i) that are made on or after the date the taxpayer attains age 591/2; or (ii) that are attributable to the taxpayer’s becoming disabled; or (iii) that are part of a series of substantially equal periodic payments (made not less frequently than annually) made for the life or life expectancy of the taxpayer or for the joint lives or joint life expectancies of the taxpayer and his or her beneficiary.
Status of the Policy After the Insured Is Age 100
The IRS is considering the status of a life insurance policy after the Insured reaches, in the case of this Policy, age 100. The IRS has not issued final guidance on this issue. There is a risk that the Policy may not qualify as life insurance under the Federal tax law after the Insured becomes age 100 and that the policyowner may become subject to adverse tax consequences at that time. For this reason, a tax advisor should be consulted about the advisability of continuing the Policy after the Insured becomes age 100.
Policy Surrenders and Partial Surrenders
Upon a full surrender of a Policy for its Cash Surrender Value or Alternative Cash Surrender Value, if applicable, you will recognize ordinary income for federal tax purposes to the extent that the Cash Value, or Alternative Cash Surrender Value, as the case may be, less charges and any uncollected additional contract charges, exceeds the investment in your Policy (the total of all premiums paid but not previously recovered plus any other consideration paid for the Policy). The tax consequences of a partial surrender from your Policy will depend upon whether the partial surrender results in a reduction of future benefits under your Policy and whether your Policy is a modified endowment contract. If upon a full surrender of a Policy, the premium payments made exceed the surrender proceeds plus the amount of any outstanding loans, you will recognize a loss, which is not deductible for federal income tax purposes.
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If your Policy is not a modified endowment contract, the general rule is that a partial surrender from a policy is taxable only to the extent that it exceeds the total investment in the policy. An exception to this general rule applies, however, if a reduction of future benefits occurs during the first fifteen years after a policy is issued and there is a cash distribution associated with that reduction. In such a case, the IRC prescribes a formula under which you may be taxed on all or a part of the amount distributed. After fifteen years, cash distributions from a policy that is not a modified endowment contract will not be subject to federal income tax, except to the extent they exceed the total investment in the policy. We suggest that you consult with a tax advisor in advance of a proposed decrease in Face Amount, a full surrender, or a partial surrender.
3.8 Percent Medicare Tax on Certain Investment Income
In general, a tax of 3.8 percent will apply to net investment income (“NII”) received by an individual taxpayer to the extent his or her modified adjusted gross income (“MAGI”) exceeds certain thresholds (e.g., $250,000 in the case of taxpayers filing jointly, $125,000 in the case of a married taxpayer filing separately and $200,000 in the case of other individual taxpayers). For this purpose, NII includes (i) gross income from various investments, including gross income received with respect to annuities that are not held through a tax-qualified plan (e.g., a traditional IRA or Section 403(b) plan) and (ii) net gain attributable to the disposition of property. Such NII (as well as gross income from Qualified Plans) will also increase a taxpayer’s MAGI for purposes of the taxable thresholds described above. This tax also applies to trusts and estates under a special set of rules. In 2012, the IRS and the Treasury Department issued guidance regarding this new tax in the form of proposed regulations, which were finalized in 2013. You should consult your tax advisor to determine the applicability of this tax in your individual circumstances and with respect to any amount received in connection with the surrender of this Policy, distributions or partial surrenders from this Policy or the exercise of other rights and options under this Policy (including Policy loans).
Policy Loans and Interest Deductions
We believe that under current law any loan received under your Policy will be treated as Policy Debt to you and that, unless your Policy is a modified endowment contract, no part of any loan under your Policy will constitute income to you. If your Policy is a modified endowment contract (see discussion above) loans will be fully taxable to the extent of the income in the Policy (and in any other contracts with which it must be aggregated) and could be subject to the additional 10% penalty tax described above. Finally, it is possible that a loan could be treated as a taxable distribution if there is no spread or a very small spread between the interest rate charged on the loan and the interest rate credited to the loaned amount.
Internal Revenue Code Section 264 provides that interest paid or accrued on a loan in connection with a policy is generally nondeductible. Certain exceptions apply, however, with respect to policies covering key employees. In addition, in the case of policies not held by individuals, special rules may limit the deductibility of interest on loans that are not made in connection with a policy. We suggest consultation with a tax advisor for further guidance.
In addition, if your Policy lapses or you surrender it with an outstanding loan, and the amount of the loan plus the Cash Surrender Value is more than the sum of premiums you paid, you will generally be liable for taxes on the excess. Such amount will be taxed as ordinary income. A 10% penalty tax may apply as well.
Exchanges, Sales, or Assignments of Policies
If you change the policyowner or exchange or assign your Policy, it may have significant tax consequences depending on the circumstances. An assignment, sale, or exchange of the Policy may result in taxable income and tax penalties to you. Further, IRC Section 101(a) provides, subject to certain exceptions, that where a policy has been transferred for value, only the portion of the Life Insurance Benefit which is equal to the total consideration paid for the policy may be excluded from gross income. Based on IRS guidance, amounts received in excess of the consideration paid for the Policy may be taxed as ordinary income to the extent of the amount of gain that would have been realized had the Policy been surrendered. Based on the same guidance, amounts received in excess of that amount would be taxed as a capital gain. If you sell your Policy in a reportable policy sale, the Tax Cuts and Jobs Act of 2017 imposes new information reporting requirements on the purchaser and the policy issuer. Under these new reporting requirements, certain information related to the sale may be required to be reported to the IRS and to the seller.
For more information about Policy assignments, sales, and exchanges, you should consult a qualified tax advisor.
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Qualified Plans
The Policies may not be used with Qualified Plans.
Withholding
Under Section 3405 of the IRC, withholding is generally required with respect to certain taxable distributions under insurance policies. In the case of periodic payments (payments made as an annuity or on a similar basis), the withholding is at graduated rates (as though the payments were employee wages) based on information you furnish on Form W-4P. For non-periodic distributions, the withholding is at a flat rate of 10%, unless you request a different rate of withholding on Form W-4R. You can elect to have either non-periodic or periodic payments made without withholding except where your tax identification number has not been furnished to us, or where the IRS has notified us that a tax identification number is incorrect.
Different withholding rules apply to payments made to U.S. citizens living outside the United States and to non-U.S. citizens living outside of the United States. U.S. citizens who live outside of the United States generally are not permitted to elect not to have federal income taxes withheld from payments. Payments to non-U.S. citizens who are not residents of the United States generally are subject to 30% withholding, unless an income tax treaty between their country of residence and the United States provides for a lower rate of withholding or an exemption from withholding.
Under the Foreign Account Tax Compliance Act ("FATCA"), as reflected in Sections 1471 through 1474 of the IRC, U.S. withholding agents (such as NYLIAC) may be required to obtain certain information to establish the U.S. or non-U.S. status of its account or contract holders (e.g., a Form W-9 or W-8BEN may be required) and perform certain due diligence to ensure that information is accurate. In certain cases, if this information is not obtained, withholding agents, such as NYLIAC may be required to withhold at a 30% rate on certain payments beginning July 1, 2014.
Business Uses of Policy
Businesses can use the Policies in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. If you are purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new policy or a change in an existing Policy should consult a tax advisor.
Non-Individual Owners and Business Beneficiaries of Policies
If a Policy is owned or held by a corporation, trust or other entity that is not a natural person, this could jeopardize some or all of such entity’s interest deduction under IRC Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under IRC Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, the Policy could be treated as held by the business for purposes of the IRC Section 264(f) entity-holder rules. A qualified tax advisor should be consulted before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.
Corporate Owners
Ownership of a policy by a corporation may affect the policyowner’s exposure to the corporate alternative minimum tax enacted under the Inflation Reduction Act of 2022 (“CAMT”). The CAMT applies to certain large corporations that satisfy certain financial thresholds over certain periods of time. It is a minimum tax system intended to ensure that applicable corporations annually pay at least a 15% tax on adjusted financial statement income, as defined under CAMT (the “Minimum Tax”). If the Minimum Tax exceeds the amount of tax an applicable corporation would pay under the regular corporate tax system for a given year, the corporation may have an additional tax obligation under CAMT. There may be a credit for such additional tax in a later year. You should discuss with your tax advisor whether and to what extent ownership of the policy may cause you to be subject to the CAMT in any given tax year.
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Split-Dollar Arrangements
The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements. Consult a qualified tax advisor before entering into or paying additional premiums with respect to such arrangements.
Additionally, the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes. Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.
Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.
Tax Shelter Regulations
Prospective owners that are corporations should consult a tax advisor about the treatment of the Policy under the Treasury Regulations applicable to corporate tax shelters.
Other Tax Considerations
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences under federal tax law.
The individual situation of each policyowner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of life insurance proceeds will be treated for purposes of federal, state and local estate, inheritance, GST and other taxes.
For 2026, the federal estate tax, gift tax, and generation-skipping transfer tax exemptions and maximum rates are $15,000,000, (as adjusted for inflation starting in 2027), and 40%, respectively. The 2027 exemption amount is currently set to change to a substantially lower amount (expected to be approximately $7,000,000) if no legislation is enacted that would extend current law beyond 2025.
The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Life Insurance Purchases by Residents of Puerto Rico
In Rev. Rul. 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.
Legal Proceedings

NYLIAC is a defendant in lawsuits arising from its agency sales force, insurance (including variable contracts registered under Federal securities law), and/or other operations. Some of these actions seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved in various governmental, administrative, and investigative proceedings and inquiries.
Notwithstanding the uncertain nature of litigation and regulatory inquiries, the outcome of which cannot be predicted, NYLIAC believes that, after provisions made in the financial statements, the ultimate liability that could result from litigation and proceedings would not have a material adverse effect on NYLIAC’s financial position;
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however, it is possible, that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC’s operating results for a given year.
Records and Reports

NYLIC or NYLIAC maintains all records and accounts relating to the Separate Account and the Fixed Account. Each year, we will mail you a report showing your Policy’s Cash Value, Cash Surrender Value (and, if applicable, Alternative Cash Surrender Value), and outstanding loans (including accrued loan interest) as of the latest Policy Anniversary. This report contains any additional information required by any applicable law or regulation. We will also mail you a report each quarter showing this same information as of the end of the previous quarter. This quarterly statement reports Policy transactions that you have Requested or authorized. Please review it carefully.
It is important that you inform NYLIAC of an address change so that you can receive these Policy statements (please refer to the section on “Management and Organization—Our Rights” and “—How to Reach Us for Policy Services.”) In the event that your statement is returned from the U.S. Postal Service as undeliverable, we reserve the right to suspend mailing future correspondence and also suspend current Policy transaction processing until a correct address is obtained. Additionally, no new service requests can be processed until a valid address is provided.
Reports and promotional literature may contain the ratings NYLIC and NYLIAC have received from independent rating agencies. Both companies are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies for financial strength and stability: A.M. Best, Fitch, Moody’s Investor’s Services, Inc. and Standard and Poor’s. However, neither NYLIC nor NYLIAC guarantees the investment performance of the Investment Divisions.
Financial Statements

The statutory statements of financial position of NYLIAC as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025 (including the report of the independent registered public accounting firm) and each of the investment divisions of the Separate Account’s statements of assets and liabilities as of December 31, 2025, and the statements of operations and of changes in net assets and the financial highlights for each of the periods indicated in the Financial Statements (including the report of the independent registered public accounting firm) are incorporated by reference in the SAI. The independent registered public accounting firm is PricewaterhouseCoopers LLP.
State Variations

The following lists all material state variations to the statements made in this prospectus. For more information, please review your Policy.
Arizona:
●
Reinstatement. If this Policy ends and is reinstated, suicide of the Insured, while sane or insane, within 2 years of the Issue Date is not covered.
California:
●
Free Look (“Right To Examine Policy”). If you return the Policy, it will be void from the start and a refund will be made within 30 days from the date we are notified.
District of Columbia:
●
Free Look (“Right To Examine Policy”). Within 10 days after delivery, or if later within 45 days of the date of execution of the application, you can return the Policy to NYLIAC or to the representative through whom it was purchased.
72

Florida:
●
Termination and Late Period. If the Cash Surrender Value prior to deducting the Monthly Deduction Charge for the next Policy Month is less than or equal to zero, the Policy will continue for a Late Period of 31 days after that Monthly Deduction Day. To inform you of this event, we will mail a notice to you at your last known address at least 30 days before the end of the Late Period.
●
Special Provision Regarding Paid-Up Insurance. At the beginning of the Late Period, we will transfer any Cash Surrender Value you have invested in the Separate Account Investment Divisions as of the beginning of the Late Period to the Fixed Account. We do this by applying the sum of the remaining Cash Surrender Value, which is already reduced by the amount of any Policy Debt, at the net single Premium rate for the Insured’s age and sex based on the mortality table and the guaranteed interest rate shown in the Policy.
●
We will calculate the amount of paid-up insurance as of the beginning of the Late Period.
●
When paid-up insurance begins, we will continue to deduct certain charges for the Policy on each Monthly Deduction Day and will discontinue all other monthly deductions.
●
When insurance has been changed to paid-up insurance, the Life Insurance Benefit Option selected under the Policy will no longer apply and loans, partial surrenders, and transfers will no longer be available. No insurance or benefits from riders will be provided after this paid-up insurance goes into effect. You may surrender the paid-up insurance at any time for the Cash Value, which remains at that time. All insurance will end when you send in your signed request for the Cash Value in Good Order. Please review your Policy for further details.
●
Payment of Policy Proceeds. The life insurance proceeds of this Policy will bear interest that will accrue at the rate set by us for interest credited on life insurance proceeds equal to or greater than the Moody’s Corporate Bond Yield Average–Monthly Corporate.
●
Payment of Cash Surrender Value. Any payment of the Cash Surrender Value shall include interest at a rate in compliance with the Florida Insurance Code, unless such payment is made by us within 30 days of receipt of the insurance Policy and the request for cash surrender.
Montana:
●
Unisex Status. Any variable Policy issues in Montana is always on a unisex basis. Any reference in this prospectus that makes a distinction based on the sex of the Insured should be disregarded for Policies issues in this state.
●
Payment of Policy Proceeds. We will pay the life insurance proceeds to the beneficiary promptly when we have due proof that the Insured died on or after the effective date of the Policy, subject to all of its provisions and subject to any payment we made before notification of death. Any claim for the life insurance proceeds under the Policy will be settled within 60 days of receipt of due proof of death of the Insured, surrender of the Policy, written claim at our Service Office in Good Order and proof of the interest of the claimant.
The life insurance proceeds of the Policy will be paid in one sum. Such life insurance proceeds will bear interest computed daily from the date of the Insured’s death to the date of payment. We set the interest rate each year. The minimum rate is 3% per year and will not be less than Montana law requires.
New York:
●
Free Look (“Right To Examine Policy”). The amount we refund will equal the Premiums paid less loans and surrenders.
●
Life Insurance Proceeds. We will pay the life insurance proceeds to the Beneficiary within 30 days when we have due proof that the Insured died on or after the Effective Date of this Policy.
●
Face Amount Increase. Within 10 days after the effective date of an increase, you can cancel the increase by submitting your signed request to our Service Office in Good Order. In this case, any charges paid for the increase will be refunded.
73

●
Face Amount Decrease. Once per Policy Year, you can decrease your Face Amount, provided at least the Minimum Face Amount shown on Policy Data Page 2 remains in effect.
●
Premium Payments. If you have an outstanding loan, any Planned or Unplanned Premiums will first be applied to reduce that loan unless you tell us otherwise.
●
Special Provision Regarding Paid-Up Insurance. You may elect paid-up life insurance by sending a signed request to our Service Office in Good Order. The paid-up insurance will begin on the Policy Anniversary following the date we receive your request. No more Premiums may be paid. It is payable to the Beneficiary when we have proof that the Insured died while the paid-up insurance is in effect.
When paid-up insurance begins, we will transfer any Cash Surrender Value you have invested in the Separate Account Investment Divisions to the Fixed Account and we will continue to deduct certain charges for the Policy on each Monthly Deduction Day. When insurance has been changed to paid-up insurance, the Life Insurance Benefit Option selected under the Policy will no longer apply and loans, partial surrenders, and transfers will no longer be available. No insurance or benefits from riders will be provided after this paid-up insurance goes into effect. You may surrender the paid-up insurance at any time for the full Cash Value, which remains at that time. All insurance will end when you send your signed request for the Cash Value to our Service Office in Good Order. See your Policy for complete details.
●
Reinstatement. To reinstate this Policy, a payment that is sufficient to keep this Policy in effect for at least 3 months must be made. If this Policy is reinstated, we will reinstate the Cash Value corresponding to the date the Policy ended, less any Policy Debt if not repaid.
●
Transfers. Any transfer of the assets of the Separate Account to another separate account will only be made if approved by an appropriate insurance supervisory official of the state of New York or deemed approved in accordance with such law or regulation.
●
Change In Investment Objective. If an investment objective of the Separate Account is changed, it must be approved by the appropriate insurance official of the State of New York or deemed approved in accordance with such law or regulation. This may require a filing with, and approval by, the Superintendent of the Department of Financial Services of the State of New York.
In the event of a material change in the investment Policy of the Separate Account, you have the right to exchange, without evidence of insurability, to a general account life insurance Policy issued by us or one of our affiliates. You may elect to have the date of exchange be within 60 days after the effective date of such change, or the date you receive the notification of the change, whichever is later.
●
Cash Value. On any day, charges and credits to the Cash Value will be processed in the following order, if applicable:
(1)
crediting of Premium payments and loan repayments;
(2)
credited interest on the Fixed Account and adjustment of unit values for the Separate Account;
(3)
charges related to Policyowner requests such as transfers and partial surrenders; and
(4)
monthly deductions.
●
Loan Value. On or after the first Policy Anniversary and using the Policy as sole security, you may borrow any amount up to the loan value of the Policy. The loan value on any given date is equal to the Cash Value, less any Policy Debt to that date, less an amount that is sufficient to keep this Policy in force for at least 3 months, based on current Policy values at the time of the loan.
●
Loan Account. The minimum amount allowed for a loan is $500.
●
Information Provided In The Application. No statement made in connection with the application will be used by us to contest this Policy, or deny a claim, unless that statement is a material misrepresentation and is part of the application.
74

●
Contestable Period. Any action to contest the Policy may only be made on the basis of any material misstatements in the application.
●
Suicide Exclusion. If this Policy ends and is reinstated, suicide of the Insured, within 2 years from the date of reinstatement is not covered. However, any suicide exclusion period in effect prior to reinstatement will remain in effect.
●
Deferral of Loan, Surrender, or Life Insurance Benefit Proceeds. Interest will be paid on any loan or surrender amount or life insurance proceeds deferred beyond 10 working days from the date we receive your request at our Service Office in Good Order. We will set the interest rate to be at least the rate required by law.
●
Age 100 Policy Anniversary. Beginning on the Policy Anniversary on which the Insured is age 100:
●
No further Planned or Unplanned Premiums will be allowed, except as needed to keep the Policy from lapsing, and no further cost of insurance deductions will be made from the Cash Value. We will continue to deduct all other Monthly Deduction Charges.
●
Partial surrenders and loan repayments will continue to be allowed.
●
Transfers among Investment Divisions will continue to be allowed, subject to limitations.
North Dakota:
●
Effective Date. Coverage under this Policy will take effect upon approval of the application and receipt of the first Premium.
●
Life Insurance Proceeds. We will pay the life insurance proceeds to the Beneficiary within 60 days when we have due proof that the Insured died on or after the Effective Date of this Policy.
75

Appendix: Eligible Portfolios Available Under the Policy
The following is a list of Eligible Portfolios available under Corp Exec VI VUL as of the date of this Prospectus. Generally, you may allocate your Net Premiums or Cash Value among up to 20 Eligible Portfolios at any one time as well as to the Fixed Account. More information about the Eligible Portfolios is available in the prospectuses for the Eligible Portfolios, which may be amended from time to time and can be found online at https://dfinview.com/NewYorkLife/TAHD/corpexec-vi. You can also request this information at no cost by calling our Service Office at (888) 695-4748, faxing us at (913) 906-4129, or emailing us at NYLAMN_Service@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Eligible Portfolios, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Eligible Portfolio’s past performance is not necessarily an indication of future performance.
Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity)–Initial Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Sub-Adviser: American Century Investment Management, Inc. (“ACIM”)	0.68%	11.34%	13.96%	11.86%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYL Investors LLC (“NYLI”)	0.55%	6.83%	(0.63%)	1.96%
International/Global Equity	NYLIM VP Candriam Emerging Markets Equity (formerly NYLI VP Candriam Emerging Markets Equity)–Initial Class** Adviser: New York Life Investments / Sub-Adviser: Candriam	1.20%	35.88%	2.77%	7.65%
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Dimensional Fund Advisors L.P. (“DFA”)	0.54%	13.75%	12.39%	12.68%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Epoch Investment Partners, Inc.	0.68%	14.24%	12.02%	9.96%
76

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: FIAM LLC	0.68%	13.79%	12.34%	10.97%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.64%	5.13%	5.43%	5.01%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy)–Initial Class Adviser: New York Life Investments	1.01%	8.05%	2.92%	2.07%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Epoch Investment Partners, Inc. and MacKay Shields LLC (“MacKay”)	0.63%	16.99%	6.56%	7.40%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Janus Henderson Investors US LLC (“Janus”)	0.58%	15.05%	8.58%	10.19%
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	16.40%	5.60%	10.38%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.59%	6.87%	4.44%	6.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond)–Initial Class Adviser: New York Life Investments / Sub-Adviser: MacKay	0.57%	8.44%	0.10%	1.38%
77

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Newton Investment Management North America, LLC (“NIMNA”)	0.85%	15.20%	17.27%	10.88%
International/Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity)–Initial Class Adviser: New York Life Investments / Sub-Adviser: PineStone Asset Management Inc.	0.86%	12.29%	0.20%	5.44%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index)–Initial Class** Adviser: New York Life Investments	0.12%	17.72%	14.28%	14.63%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Schroder Investment Management North America Inc.	0.83%	7.27%	5.05%	7.39%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Advisers: Brown Advisory, LLC and Segall Bryant & Hamill, LLC	0.86%	4.89%	1.64%	8.95%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market)–Initial Class Adviser: New York Life Investments / Sub-Adviser: NYLI	0.28%	4.05%	3.02%	1.89%
Large Cap Equity	NYLIM VP Wellington Growth (formerly NYLI VP Wellington Growth)–Initial Class** Adviser: New York Life Investments / Sub-Adviser: Wellington Management Company LLP (“Wellington”)	0.73%	17.06%	10.37%	13.45%
78

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Wellington	0.75%	9.53%	5.93%	7.41%
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth)–Initial Class Adviser: New York Life Investments / Sub-Adviser: Winslow Capital Management, LLC	0.75%	14.35%	12.69%	16.14%
Small/Mid Cap Equity	AB VPS Discovery Value Portfolio–Class A Adviser: AllianceBernstein L.P. (“AB”)	0.82%	2.89%	8.75%	8.55%
International/Global Equity	AB VPS International Value Portfolio–Class A* Adviser: AB	0.92%	41.70%	10.47%	6.64%
Large Cap Equity	AB VPS Large Cap Growth Portfolio–Class A Adviser: AB	0.65%	13.13%	12.04%	16.17%
Large Cap Equity	AB VPS Relative Value Portfolio–Class A Adviser: AB	0.60%	10.47%	11.42%	10.57%
Small/Mid Cap Equity	AB VPS Small Cap Growth Portfolio–Class A Adviser: AB	0.90%	4.80%	(0.44%)	11.26%
Small/Mid Cap Equity	Alger Small Cap Growth Portfolio–Class I-2 Shares Adviser: Fred Alger Management, LLC (Weatherbie Capital, LLC)	0.97%	5.91%	(4.93%)	8.83%
Asset Allocation	American Funds® IS American Funds Global Balanced Fund–Class 1 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.51%	17.42%	6.37%	7.96%
Asset Allocation	American Funds® IS Asset Allocation Fund–Class 1 Adviser: CRMC	0.29%	16.16%	9.24%	10.05%
79

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	American Funds® IS The Bond Fund of America®–Class 1 Adviser: CRMC	0.22%	7.40%	0.10%	2.61%
Investment Grade Bond	American Funds® IS Capital World Bond Fund®–Class 1 Adviser: CRMC	0.48%	9.55%	(2.27%)	1.47%
International/Global Equity	American Funds® IS EUPAC FundTM (formerly American Funds® IS International Fund)–Class 1 Adviser: CRMC	0.47%	27.04%	3.66%	7.26%
International/Global Equity	American Funds® IS Global Growth Fund–Class 1 Adviser: CRMC	0.40%	21.98%	8.51%	12.46%
Large Cap Equity	American Funds® IS Growth Fund–Class 1 Adviser: CRMC	0.33%	20.54%	13.66%	18.26%
Large Cap Equity	American Funds® IS Growth-Income Fund–Class 1 Adviser: CRMC	0.28%	18.37%	14.19%	14.20%
International/Global Equity	American Funds® IS New World Fund®–Class 1 Adviser: CRMC	0.57%	28.60%	5.59%	9.53%
International/Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund)–Class 1 Adviser: CRMC	0.65%	14.89%	0.73%	7.50%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund®–Class 1 Adviser: CRMC	0.25%	8.01%	0.01%	1.95%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund–Class 1 Adviser: CRMC	0.25%	17.50%	14.17%	12.65%
80

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund–Class I Adviser: BlackRock Advisors, LLC (“BlackRock”) / Sub-Advisers: BlackRock (Singapore) Limited and BlackRock International Limited	0.76%	19.80%	5.79%	7.59%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund–Class I Adviser: BlackRock / Sub-Adviser: BlackRock International Limited	0.54%	9.19%	4.79%	6.31%
Sector	BNY Mellon IP Technology Growth Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Adviser: NIMNA	0.82%	28.16%	9.24%	17.27%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio–Initial Shares Adviser: BNY Mellon Investment Adviser, Inc. / Sub-Advisers: NIMNA and Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
Small/Mid Cap Equity	ClearBridge Variable Small Cap Growth Portfolio–Class I Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Sub-Adviser: ClearBridge Investments, LLC (“ClearBridge”)	0.81%	9.23%	(0.17%)	9.38%
Large Cap Equity	Columbia Variable Portfolio–Disciplined Core Fund–Class 1 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”) / Sub-Adviser: Threadneedle International Limited	0.67%	26.06%	14.06%	12.15%
Non-Investment Grade Bond	Columbia Variable Portfolio–Emerging Markets Bond Fund–Class 1 Adviser: Columbia	0.75%	12.78%	1.70%	4.28%
Investment Grade Bond	Columbia Variable Portfolio–Intermediate Bond Fund–Class 1 Adviser: Columbia	0.52%	9.06%	(0.43%)	2.77%
81

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	Columbia Variable Portfolio–Small Company Growth Fund–Class 1 Adviser: Columbia	0.87%	21.69%	3.59%	15.19%
Non-Investment Grade Bond	Columbia Variable Portfolio–Strategic Income Fund–Class 1 Adviser: Columbia	0.69%	7.21%	4.28%	5.85%
Large Cap Equity	Davis Equity Portfolio** Adviser: Davis Selected Advisers, L.P. / Sub-Adviser: Davis Selected Advisers—NY, Inc.	0.71%	27.24%	13.39%	12.52%
Investment Grade Bond	Dimensional VA Global Bond Portfolio Adviser: DFA / Sub-Advisers: Dimensional Fund Advisors Ltd. (“DFA Ltd.”) and DFA Australia Limited (“DFAA”)	0.21%	4.35%	1.38%	1.81%
Asset Allocation	Dimensional VA Global Moderate Allocation Portfolio Adviser: DFA	0.28%	14.68%	8.42%	8.65%
International/Global Equity	Dimensional VA International Small Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.39%	36.99%	8.89%	8.68%
International/Global Equity	Dimensional VA International Value Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. And DFAA	0.27%	45.64%	15.85%	10.46%
Large Cap Equity	Dimensional VA U.S. Large Value Portfolio Adviser: DFA	0.21%	15.83%	11.97%	10.51%
Small/Mid Cap Equity	Dimensional VA U.S. Targeted Value Portfolio Adviser: DFA	0.29%	8.95%	13.60%	11.00%
Investment Grade Bond	Dimensional VIT Inflation-Protected Securities Portfolio Adviser: DFA / Sub-Advisers: DFA Ltd. and DFAA	0.11%	7.55%	1.05%	3.12%
82

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Alternatives	DWS Alternative Asset Allocation VIP–Class A Adviser: DWS Investment Management Americas Inc. (“DIMA”) / Sub-Adviser: RREEF Americas LLC	0.93%	10.50%	5.29%	4.89%
International/Global Equity	DWS Global Small Cap VIP–Class A** Adviser: DIMA	0.87%	20.51%	6.74%	6.70%
Small/Mid Cap Equity	DWS Small Cap Index VIP–Class A Adviser: DIMA / Sub-Adviser: Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Small/Mid Cap Equity	DWS Small Mid Cap Value VIP–Class A Adviser: DIMA	0.80%	18.21%	9.66%	7.57%
Asset Allocation	Fidelity® VIP Balanced Portfolio–Initial Class Adviser: Fidelity Management & Research Company LLC (“FMR”) / Sub-Advisers: Other investment advisers	0.41%	15.25%	9.52%	11.13%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.14%	6.98%	(0.57%)	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Co., Inc., an affiliate of FMR (“FMRC”) and other investment advisers	0.54%	21.52%	15.37%	15.78%
International/Global Equity	Fidelity® VIP Emerging Markets Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.87%	41.20%	5.88%	10.93%
Large Cap Equity	Fidelity® VIP Equity Income PortfolioSM–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.46%	19.02%	12.51%	11.60%
83

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Geode Capital Management, LLC (“Geode”) and FMRC	0.12%	12.32%	8.02%	N/A
Non-Investment Grade Bond	Fidelity® VIP Floating Rate High Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.73%	5.33%	6.06%	5.44%
Asset Allocation	Fidelity® VIP Freedom 2010 PortfolioSM–Initial Class** Adviser: FMR	0.36%	10.53%	3.15%	5.73%
Asset Allocation	Fidelity® VIP Freedom 2020 PortfolioSM–Initial Class Adviser: FMR	0.44%	13.33%	4.84%	7.38%
Asset Allocation	Fidelity® VIP Freedom 2025 PortfolioSM–Initial Class Adviser: FMR	0.46%	14.59%	5.52%	8.02%
Asset Allocation	Fidelity® VIP Freedom 2030 PortfolioSM–Initial Class Adviser: FMR	0.49%	15.52%	6.25%	8.88%
Asset Allocation	Fidelity® VIP Freedom 2035 PortfolioSM–Initial Class Adviser: FMR	0.53%	16.69%	7.55%	10.00%
Asset Allocation	Fidelity® VIP Freedom 2040 PortfolioSM–Initial Class Adviser: FMR	0.57%	18.79%	9.01%	10.87%
Asset Allocation	Fidelity® VIP Freedom 2045 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	11.09%
Asset Allocation	Fidelity® VIP Freedom 2050 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.79%	9.43%	11.08%
84

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	Fidelity® VIP Freedom 2055 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.85%	9.43%	N/A
Asset Allocation	Fidelity® VIP Freedom 2060 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.83%	9.44%	N/A
Asset Allocation	Fidelity® VIP Freedom 2065 PortfolioSM–Initial Class Adviser: FMR	0.60%	19.86%	9.43%	N/A
Money Market	Fidelity® VIP Government Money Market Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.25%	4.13%	3.10%	2.03%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	22.02%	11.31%	19.94%
Large Cap Equity	Fidelity® VIP Growth Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMRC and other investment advisers	0.55%	14.92%	13.70%	17.45%
Sector	Fidelity® VIP Health Care Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.59%	14.39%	4.18%	8.75%
Large Cap Equity	Fidelity® VIP Index 500 Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.09%	17.78%	14.31%	14.70%
International/Global Equity	Fidelity® VIP International Capital Appreciation Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.78%	18.69%	6.26%	9.81%
International/Global Equity	Fidelity® VIP International Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.16%	33.15%	8.02%	N/A
85

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio–Initial Class Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.37%	7.22%	0.06%	2.71%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.55%	11.75%	10.10%	10.59%
International/Global Equity	Fidelity® VIP Overseas Portfolio–Initial Class** Adviser: FMR / Sub-Advisers: FMR Investment Management (UK) Limited and other investment advisers	0.72%	20.39%	6.62%	7.93%
Sector	Fidelity® VIP Real Estate Portfolio–Initial Class** Adviser: Fidelity SelectCo., LLC, an affiliate of FMR / Sub-Advisers: Other investment advisers	0.60%	3.10%	4.23%	3.87%
Non-Investment Grade Bond	Fidelity® VIP Strategic Income Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.63%	8.85%	3.07%	4.66%
Sector	Fidelity® VIP Technology Portfolio–Initial Class Adviser: FMR / Sub-Advisers: Other investment advisers	0.56%	23.86%	16.83%	23.76%
Large Cap Equity	Fidelity® VIP Total Market Index Portfolio–Initial Class Adviser: FMR / Sub-Adviser: Geode	0.11%	17.11%	13.14%	N/A
Large Cap Equity	Fidelity® VIP Value Portfolio–Initial Class** Adviser: FMR / Sub-Advisers: Other investment advisers	0.60%	11.23%	13.10%	11.24%
Small/Mid Cap Equity	Fidelity® VIP Value Strategies Portfolio–Service Class 2** Adviser: FMR / Sub-Advisers: Other investment advisers	0.85%	7.70%	11.87%	10.54%
86

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Sector	Franklin Gold and Precious Metals VIP Fund—Class 1 Adviser: Franklin Advisers, Inc. (“FAV”)	0.70%	N/A	N/A	N/A
International/Global Equity	Goldman Sachs VIT International Equity Insights Fund—Institutional Class Adviser: Goldman Sachs Asset Management, L.P.	0.81%	38.48%	11.08%	8.23%
Investment Grade Bond	Invesco V.I. Core Plus Bond Fund–Series I Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	0.62%	7.09%	(0.11%)	2.99%
Large Cap Equity	Invesco V.I. Discovery Large Cap Fund–Series I Shares** Adviser: Invesco	0.80%	12.79%	11.69%	14.22%
International/Global Equity	Invesco V.I. EQV International Equity Fund–Series I Shares Adviser: Invesco	0.90%	16.50%	3.68%	6.22%
Sector	Invesco V.I. Global Real Estate Fund–Series I Shares** Adviser: Invesco / Sub-Adviser: Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Small/Mid Cap Equity	Invesco V.I. Main Street Mid Cap Fund®–Series I Shares** Adviser: Invesco	0.94%	9.19%	9.11%	9.35%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund®–Series I Shares Adviser: Invesco	0.84%	8.70%	8.34%	10.59%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio–Institutional Shares Adviser: Janus	0.72%	7.67%	7.62%	12.79%
Investment Grade Bond	Janus Henderson Flexible Bond Portfolio–Institutional Shares** Adviser: Janus	0.57%	7.40%	(0.23%)	2.32%
87

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Janus Henderson Forty Portfolio–Institutional Shares** Adviser: Janus	0.62%	18.14%	11.65%	16.24%
International/Global Equity	Janus Henderson Global Research Portfolio–Institutional Shares Adviser: Janus	0.82%	20.92%	12.51%	12.93%
International/Global Equity	Lazard Retirement International Equity Portfolio–Service Shares** Adviser: Lazard Asset Management LLC	1.10%	33.12%	7.95%	6.82%
Small/Mid Cap Equity	Lord Abbett Series Fund Developing Growth Portfolio–Class VC** Adviser: Lord, Abbett & Co. LLC (“Lord Abbett”)	1.04%	14.59%	(1.17%)	11.03%
Small/Mid Cap Equity	Lord Abbett Series Fund Mid Cap Stock Portfolio–Class VC** Adviser: Lord Abbett	1.15%	7.05%	10.16%	7.98%
Investment Grade Bond	Lord Abbett Series Fund, Inc.–Short Duration Income Portfolio–Class I Adviser: Lord Abbett	0.47%	N/A	N/A	N/A
Investment Grade Bond	LVIP American Century Inflation Protection Fund–Service Class Adviser: Lincoln Financial Investments Corporation (“LFIC”) / Sub-Adviser: ACIM	0.72%	1.54%	1.22%	1.73%
Small/Mid Cap Equity	LVIP American Century Mid Cap Value Fund–Service Class* Adviser: LFIC / Sub-Adviser: ACIM	1.01%	8.52%	7.13%	7.87%
Large Cap Equity	LVIP American Century Value Fund–Service Class Adviser: LFIC / Sub-Adviser: ACIM	0.86%	9.29%	8.41%	8.01%
Small/Mid Cap Equity	LVIP Baron Growth Opportunities Fund–Service Class* Adviser: LFIC / Sub-Adviser: BAMCO, Inc.	1.15%	5.44%	7.96%	9.41%
88

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	LVIP BlackRock Equity Dividend Fund–Standard Class Adviser: LFIC / Sub-Adviser: BlackRock Investment Management, LLC	0.66%	7.18%	5.69%	7.18%
Large Cap Equity	LVIP ClearBridge Appreciation Fund–Standard Class (formerly ClearBridge Variable Appreciation Portfolio–Class I) Adviser: LFIC/ Sub-Adviser: ClearBridge	0.70%	14.50%	12.72%	13.34%
Large Cap Equity	LVIP ClearBridge Large Cap Growth Fund–Standard Class (formerly ClearBridge Variable Large Cap Growth Portfolio–Class I) Adviser: LFIC/ Sub-Adviser: ClearBridge	0.74%	8.62%	10.57%	N/A
International/Global Equity	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.46%	8.90%	3.36%	2.82%
International/Global Equity	LVIP Franklin Templeton Multi-Factor International Equity Fund–Standard Class Adviser: LFIC / Sub-Adviser: FAV	0.40%	3.76%	4.48%	4.69%
Investment Grade Bond	LVIP JPMorgan Short Duration Bond Fund–Standard Class Adviser: LFIC / Sub-Adviser: J.P. Morgan Investment Management Inc. (“JPMIM”)	0.47%	4.30%	1.70%	1.89%
International/Global Equity	LVIP Mondrian International Value Fund–Standard Class Adviser: LFIC / Sub-Adviser: Mondrian Investment Partners Limited	0.74%	4.70%	3.48%	4.20%
Investment Grade Bond	LVIP SSgA Bond Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSgA Funds Management, Inc. (“SSGA FM”)	0.37%	1.05%	(0.60%)	1.03%
89

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
International/Global Equity	LVIP SSgA Emerging Markets Equity Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.50%	6.80%	0.75%	N/A
International/Global Equity	LVIP SSgA International Index Fund–Standard Class Adviser: LFIC / Sub-Adviser: SSGA FM	0.38%	3.22%	4.49%	4.98%
International/Global Equity	MFS® Global Growth Portfolio–Initial Class Adviser: Massachusetts Financial Services Company (“MFS”)	0.88%	13.59%	5.72%	8.91%
Sector	MFS® Global Real Estate Portfolio–Initial Class Adviser: MFS	0.90%	3.53%	1.32%	5.01%
Asset Allocation	MFS® Global Tactical Allocation Portfolio–Initial Class Adviser: MFS	0.78%	15.48%	4.86%	5.67%
International/Global Equity	MFS® International Growth Portfolio–Initial Class Adviser: MFS	0.88%	21.12%	7.07%	9.88%
International/Global Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio)–Initial Class Adviser: MFS	0.89%	33.26%	7.28%	9.95%
Small/Mid Cap Equity	MFS® Mid Cap Growth Series–Initial Class Adviser: MFS	0.81%	3.66%	3.26%	11.60%
Small/Mid Cap Equity	MFS® Mid Cap Value Portfolio–Initial Class Adviser: MFS	0.79%	5.98%	10.18%	9.95%
Small/Mid Cap Equity	MFS® New Discovery Value Portfolio–Initial Class Adviser: MFS	0.88%	3.08%	8.48%	10.58%
International/Global Equity	MFS® Research International Portfolio–Initial Class Adviser: MFS	0.90%	22.05%	5.51%	7.54%
90

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	MFS® Value Series–Initial Class Adviser: MFS	0.69%	13.01%	9.95%	10.05%
Non-Investment Grade Bond	Morgan Stanley VIF Emerging Markets Debt Portfolio–Class I** Adviser: Morgan Stanley Investment Management Inc. (“MSIM”)	1.10%	15.33%	2.70%	4.51%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio–Class I** Adviser: Neuberger Berman Investment Advisers LLC (“Neuberger Berman”)	0.85%	11.56%	10.06%	7.75%
Large Cap Equity	Neuberger Berman AMT Quality Equity Portfolio (formerly Neuberger Berman AMT Sustainable Equity Portfolio)–Class I** Adviser: Neuberger Berman	0.87%	13.74%	12.83%	12.94%
International/Global Equity	Nomura VIP Emerging Markets Series (formerly Macquarie VIP Emerging Markets Series)–Standard Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust (“DMC”)	1.16%	81.26%	8.81%	12.17%
International/Global Equity	Nomura VIP International Core Equity Series (formerly Macquarie VIP International Core Equity Series)–Standard Class** Adviser: DMC	0.86%	24.55%	N/A	N/A
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series)–Standard Class Adviser: DMC	0.74%	8.16%	9.26%	9.15%
Non-Investment Grade Bond	PIMCO VIT Emerging Markets Bond Portfolio–Institutional Class Adviser: Pacific Investment Management Company LLC (“PIMCO”)	1.02%	15.15%	2.60%	5.22%
Investment Grade Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged)–Administrative Class Adviser: PIMCO	1.15%	12.87%	0.17%	2.47%
91

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Non-Investment Grade Bond	PIMCO VIT High Yield Portfolio–Administrative Class Adviser: PIMCO	0.81%	8.95%	3.97%	5.57%
Investment Grade Bond	PIMCO VIT Income Portfolio–Institutional Class Adviser: PIMCO	0.77%	10.36%	3.57%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)–Institutional Class Adviser: PIMCO	0.94%	4.10%	1.18%	3.04%
Investment Grade Bond	PIMCO VIT Long-Term U.S. Government Portfolio–Administrative Class Adviser: PIMCO	2.475%	6.15%	(6.82%)	0.01%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio–Administrative Class Adviser: PIMCO	0.66%	5.52%	1.57%	1.79%
Investment Grade Bond	PIMCO VIT Real Return Portfolio–Administrative Class Adviser: PIMCO	1.39%	7.85%	1.21%	3.21%
Investment Grade Bond	PIMCO VIT Short-Term Portfolio–Institutional Class Adviser: PIMCO	0.50%	4.83%	3.40%	2.91%
Investment Grade Bond	PIMCO VIT Total Return Portfolio–Administrative Class Adviser: PIMCO	0.73%	8.89%	0.02%	2.36%
Sector	Principal VC Real Estate Securities Account–Class 1 Adviser: Principal Global Investors, LLC / Sub-Adviser: Principal Real Estate Investors, LLC	0.78%	1.24%	4.88%	5.94%
International/Global Equity	Putnam VT International Value Fund–Class IA Adviser: Putnam Investment Management, LLC / Sub-Advisers: FAV, Franklin Templeton Investment Management Limited, and The Putnam Advisory Company, LLC	0.81%	35.07%	12.77%	9.13%
92

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	T. Rowe Price All-Cap Opportunities Portfolio** Adviser: T. Rowe Price Associates, Inc. (“T. Rowe Price”)	0.80%	16.30%	12.22%	16.93%
Large Cap Equity	T. Rowe Price Blue Chip Growth Portfolio Adviser: T. Rowe Price	0.75%	18.74%	11.68%	15.54%
International/Global Equity	T. Rowe Price International Stock Portfolio Adviser: T. Rowe Price	0.95%	18.41%	3.92%	7.10%
Investment Grade Bond	T. Rowe Price Limited-Term Bond Portfolio** Adviser: T. Rowe Price	0.50%	5.71%	2.17%	2.34%
Asset Allocation	T. Rowe Price Moderate Allocation Portfolio** Adviser: T. Rowe Price	0.85%	14.50%	5.50%	7.84%
Asset Allocation	Thrivent Aggressive Allocation Portfolio Adviser: Thrivent Financial for Lutherans (“Thrivent”)	0.85%	15.81%	9.61%	11.26%
Asset Allocation	Thrivent Conservative Allocation Portfolio Adviser: Thrivent	0.50%	10.17%	4.03%	5.42%
International/Global Equity	Thrivent Global Stock Portfolio Adviser: Thrivent	0.60%	20.82%	10.69%	10.67%
Large Cap Equity	Thrivent Large Cap Growth Portfolio Adviser: Thrivent	0.43%	16.95%	12.89%	16.35%
Small/Mid Cap Equity	Thrivent Mid Cap Index Portfolio Adviser: Thrivent	0.25%	7.23%	8.86%	10.46%
Small/Mid Cap Equity	Thrivent Mid Cap Stock Portfolio Adviser: Thrivent	0.66%	4.43%	6.86%	11.30%
Small/Mid Cap Equity	Thrivent Small Cap Index Portfolio Adviser: Thrivent	0.24%	5.80%	7.06%	9.57%
93

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Asset Allocation	TOPS® Aggressive ETF Portfolio (formerly TOPS® Aggressive Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark Advisers, Inc. (“ValMark”) / Sub-Adviser: Milliman Financial Risk Management LLC (“Milliman”)	0.54%	18.83%	9.41%	10.43%
Asset Allocation	TOPS® Balanced ETF Portfolio–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	12.85%	5.52%	6.39%
Asset Allocation	TOPS® Conservative ETF Portfolio–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.56%	10.15%	4.34%	4.99%
Asset Allocation	TOPS® Managed Risk Moderate ETF Portfolio (formerly TOPS® Managed Risk Moderate Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	10.36%	4.74%	5.72%
Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF Portfolio (formerly TOPS® Managed Risk Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.75%	11.65%	5.36%	6.13%
Asset Allocation	TOPS® Moderate ETF Portfolio (formerly TOPS® Moderate Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.53%	15.13%	6.92%	7.99%
Asset Allocation	TOPS® Moderately Aggressive ETF Portfolio (formerly TOPS® Growth ETF Portfolio)–Class 2 Shares** Adviser: ValMark / Sub-Adviser: Milliman	0.54%	17.99%	8.56%	9.53%
Non-Investment Grade Bond	VanEck VIP Emerging Markets Bond Fund–Initial Class Shares** Adviser: Van Eck Associates Corporation	1.10%	18.49%	3.91%	5.24%
94

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Large Cap Equity	Voya Growth and Income Portfolio–Class I Adviser: Voya Investments, LLC (“Voya”) / Sub-Adviser: Voya Investment Management Co. LLC (“VIM”)	0.67%	18.21%	15.46%	14.62%
Non-Investment Grade Bond	Voya High Yield Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.48%	8.80%	3.92%	5.82%
Asset Allocation	Voya Index Solution 2030 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	15.44%	6.80%	8.59%
Asset Allocation	Voya Index Solution 2040 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.16%	18.91%	9.05%	10.33%
Asset Allocation	Voya Index Solution 2050 Portfolio–Class Z Adviser: Voya / Sub-Adviser: VIM	0.17%	20.70%	10.14%	10.97%
Investment Grade Bond	Voya Intermediate Bond Portfolio—Class I Adviser: Voya / Sub-Adviser: VIM	0.55%	7.71%	0.15%	2.66%
Investment Grade Bond	Voya Limited Maturity Bond Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.28%	5.14%	1.69%	1.79%
Small/Mid Cap Equity	Voya MidCap Opportunities Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.82%	3.90%	4.55%	10.97%
Small/Mid Cap Equity	Voya RussellTM Mid Cap Index Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.40%	10.08%	8.26%	10.59%
Small/Mid Cap Equity	Voya Small Company Portfolio–Class I Adviser: Voya / Sub-Adviser: VIM	0.87%	8.59%	6.26%	8.39%
Small/Mid Cap Equity	VY® JPMorgan Mid Cap Value Portfolio—Class I Adviser: Voya / Sub-Adviser: JPMIM	0.85%	4.63%	9.53%	8.75%
95

Type	Eligible Portfolio and Advisers/Sub-Advisers	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Small/Mid Cap Equity	VY® JPMorgan Small Cap Core Equity Portfolio—Class I Adviser: Voya / Sub-Adviser: JPMIM	0.89%	3.86%	4.89%	9.04%
International/Global Equity	VY® Morgan Stanley Global Franchise Portfolio—Class R6 Adviser: Voya / Sub-Adviser: MSIM	0.89%	0.33%	5.06%	N/A
Asset Allocation	VY® T. Rowe Price Capital Appreciation Portfolio–Class I Adviser: Voya / Sub-Adviser: T. Rowe Price Investment Management	0.65%	12.32%	9.49%	11.32%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio–Class I* Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.54%	7.75	(1.44%)	2.11%
Investment Grade Bond	Western Asset Long Credit VIT Portfolio–Class I** Adviser: FTFA / Sub-Advisers: Western Asset Management Company Limited, Western Asset Management Company, LLC, Western Asset Management Company Ltd., and Western Asset Management Company Pte. Ltd.	0.41%	8.59%	N/A	N/A
*
Premiums or transfers will only be accepted into this Investment Division from policyowners already invested in this Investment Division. Policyowners who remove all Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
**
No Premiums or transfers will be accepted into this Investment Division. Policyowners who remove any Cash Value allocations from this Investment Division will not be permitted to reinvest in this Investment Division.
96

Obtaining Additional Information

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Reports and other information about the Policy are available on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
For a free personalized illustration, or additional information about your Policy, contact your registered representative or call us at (888) 695-4748.
EDGAR ID: COOOO25718